UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08767

UBS Money Series

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end:  April 30

Date of reporting period:  October 31, 2016

Item 1. Reports to Stockholders.

UBS Liquid Assets Government Fund

Semiannual Report  |  October 31, 2016

UBS Liquid Assets Government Fund

December 20, 2016

Dear Shareholder,

We present you with the semiannual report for UBS Liquid Assets Government Fund (previously UBS Liquid Assets Fund) (the “Fund”) for the six months ended October 31, 2016 (the “reporting period”).

Performance

In December 2015, prior to the beginning of the reporting period, the US Federal Reserve Board (the “Fed”) modestly raised the federal funds rate from a historically low range between 0% and 0.25% to a range between 0.25% and 0.50%. The federal funds rate, or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. However, the Fed kept rates unchanged during the reporting period. (For more details on the Fed’s actions, see below.) While the yields on a wide range of short-term investments moved higher over the period, yields still remained low by historical comparison. As a result, the Fund’s yields remained low during the reporting period.

The seven-day current yield for the Fund as of October 31, 2016 was 0.34%, compared to 0.26% on April 30, 2016 (in both cases, after fee waivers/expense reimbursements). (For more information on the Fund’s performance, refer to “Yields and characteristics at a glance” on page 4.)

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.	The US economy was resilient and continued to expand during the reporting period. The US Commerce Department reported that gross domestic product (“GDP”) expanded at a 0.8% and 1.4% seasonally adjusted annualized rate during the first and second quarters of 2016, respectively. Economic activity in the US then accelerated, as third-quarter 2016 GDP growth was 3.2%.[1]

Q.	How did the Fed react to the economic environment?
A.	After taking its first step toward normalizing monetary policy in late 2015, the Fed remained in a holding pattern. Looking back, in December 2015, the Fed raised the fed funds rate from a range of 0% to 0.25% to a range between 0.25% and 0.50%. This marked the Fed’s first rate hike in almost a decade. The Fed then remained on hold during its first seven meetings in 2016. However, in December 2016, after the period had ended, the Fed raised rates to a range between 0.50% and 0.75%. In the Fed’s statement after its December meeting it said, “The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run. However, the actual path of the federal funds rate will depend on the economic outlook as informed by incoming data.”

Q.	How did you position the Fund over the fiscal year?
A.	We adjusted the Fund’s weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the six-month review period. When the reporting period began, the Fund had a WAM of 48 days. By the end of the period, the Fund’s WAM was nearly the same at 49 days.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we continued to invest in US government securities, investing in numerous smaller positions with the goal of reducing risk and keeping the Fund highly liquid.

UBS Liquid Assets Government Fund

Investment goal:

Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability

Portfolio Manager:

Robert Sabatino

UBS Asset Management (Americas) Inc.

Commencement:

February 14, 2000

Dividend payments:

Monthly

[1]	Based on the Commerce Department’s second reading for GDP announced on November 29, 2016, after the reporting period had ended.

1

UBS Liquid Assets Government Fund

Q.	What types of securities did you emphasize over the period?
A.	Several adjustments were made to the Fund’s sector positioning during the six-month period. In particular, we significantly increased its exposure to repurchase agreements backed by government securities and meaningfully reduced its exposure to direct US government and agency obligations. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Q.	What factors do you believe will affect the Fund over the coming months?
A.	We believe the US economy has enough momentum to continue expanding, albeit at a relatively modest pace. In our view, inflation will remain fairly well contained. In such an environment, we feel the Fed will be true to its word and take a slow and deliberate pace in terms of raising interest rates. We anticipate continuing to manage the Fund focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Mark E. Carver

President—UBS Money Series

UBS Liquid Assets Government Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Robert Sabatino

Portfolio Manager—UBS Money Series

UBS Liquid Assets Government Fund

Managing Director

UBS Asset Management

(Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended October 31, 2016. The views and opinions in the letter were current as of December 20, 2016. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Website at www.ubs.com/am-us.

2

UBS Liquid Assets Government Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees (unless waived) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2016 to October 31, 2016.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any investment program fees (e.g., ACCESSSM program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

	Beginning account value May 1, 2016	Ending account value[1] October 31, 2016	Expenses paid during period[2] 05/01/16 to 10/31/16	Expense ratio during the period
Actual	$1,000.00	$1,001.60	$0.25	0.05%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.95	0.26	0.05

[1]	“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

3

UBS Liquid Assets Government Fund

Yields and characteristics at a glance—October 31, 2016 (unaudited)

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.34%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.34
Seven-day current yield before fee waivers and/or expense reimbursements[1]	0.28
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	0.28
Weighted average maturity[2]	49 days

Portfolio composition[3]
US government and agency obligations	65.3%
Repurchase agreements	34.7
Other assets less liabilities	0.0 [4]
Total	100.0%

You could lose money by investing in UBS Liquid Assets Government Fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, the fund cannot guarantee it will do so. An investment in UBS Liquid Assets Government Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Liquid Assets Government Fund’s sponsor has no legal obligation to provide financial support to UBS Liquid Assets Government Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Liquid Assets Government Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[3]	Weightings represent percentages of the Fund’s net assets as of the date indicated. The Fund’s portfolio is actively managed and its composition will vary over time.
[4]	Represents less than 0.05% of net assets as of the date indicated.

4

UBS Liquid Assets Government Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face amount	Value
US government and agency obligations: 65.31%
Federal Farm Credit Bank
0.546%, due 11/27/16[1]	$2,000,000	$2,000,681
0.565%, due 11/28/16[1]	7,000,000	7,001,896
0.585%, due 11/08/16[1]	5,000,000	4,999,226
0.624%, due 11/29/16[1]	15,000,000	15,000,000
0.840%, due 04/17/17	6,500,000	6,509,937
Federal Home Loan Bank
0.250%, due 11/02/16[2]	10,000,000	9,999,931
0.250%, due 11/04/16[2]	10,000,000	9,999,792
0.265%, due 12/06/16[2]	10,000,000	9,997,424
0.270%, due 12/05/16[2]	10,000,000	9,997,450
0.280%, due 12/22/16[2]	13,000,000	12,994,843
0.285%, due 11/09/16[2]	25,000,000	24,998,417
0.286%, due 11/16/16[2]	50,000,000	49,994,042
0.295%, due 01/05/17[2]	12,000,000	11,993,608
0.300%, due 12/06/16[2]	10,000,000	9,997,083
0.300%, due 12/08/16[2]	19,500,000	19,493,987
0.300%, due 12/13/16[2]	20,000,000	19,993,000
0.325%, due 12/29/16[2]	46,000,000	45,975,914
0.330%, due 11/16/16[2]	20,000,000	19,997,250
0.330%, due 12/16/16[2]	9,900,000	9,895,916
0.330%, due 12/21/16[2]	5,000,000	4,997,708
0.335%, due 11/22/16[2]	15,000,000	14,997,069
0.340%, due 01/04/17[2]	4,000,000	3,997,582
0.345%, due 12/16/16[2]	15,000,000	14,993,531
0.360%, due 01/20/17	13,000,000	12,989,600
0.400%, due 02/15/17[2]	13,000,000	12,984,689
0.435%, due 01/25/17[2]	6,000,000	5,993,837
0.445%, due 02/10/17[2]	10,000,000	9,987,515
0.448%, due 03/24/17[2]	25,000,000	24,955,511
0.467%, due 03/31/17[2]	10,000,000	9,980,542
0.519%, due 11/12/16[1]	10,000,000	9,998,491
0.545%, due 11/28/16[1]	1,950,000	1,949,719
0.577%, due 11/06/16[1]	13,000,000	13,016,952
0.619%, due 01/16/17[1]	10,000,000	10,000,000
0.625%, due 12/28/16	8,585,000	8,588,369
0.625%, due 05/30/17	28,000,000	28,011,275
0.625%, due 07/25/17	10,000,000	9,999,205
0.750%, due 02/13/17	20,500,000	20,519,721
0.797%, due 01/10/17[1]	10,000,000	9,999,507
0.806%, due 01/27/17[1]	13,000,000	13,023,945
Federal Home Loan Mortgage Corp.
0.335%, due 12/07/16[2]	20,000,000	19,993,300
0.350%, due 12/05/16[2]	7,000,000	6,997,686
0.370%, due 02/14/17[2]	9,000,000	8,990,287
0.410%, due 01/06/17	5,000,000	4,996,242
0.420%, due 03/21/17[2]	10,000,000	9,983,667
0.500%, due 01/27/17	7,000,000	7,000,603
Federal National Mortgage Association
0.609%, due 06/01/17	5,000,000	4,982,428
0.846%, due 01/11/17[1]	6,500,000	6,500,000
US Treasury Bills
0.334%, due 12/08/16[2]	6,000,000	5,997,940
0.390%, due 11/03/16[2]	12,000,000	11,999,740

Security description	Face amount	Value
0.423%, due 03/30/17[2]	$35,000,000	$34,938,796
0.568%, due 04/27/17[2]	12,000,000	11,966,488
US Treasury Notes
0.500%, due 01/31/17	22,000,000	22,006,034
0.514%, due 11/01/16[1]	12,100,000	12,101,016
0.530%, due 11/01/16[1]	18,000,000	18,004,516
0.625%, due 05/31/17	5,000,000	4,998,181
0.750%, due 01/15/17	7,000,000	7,003,105
0.750%, due 03/15/17	10,000,000	10,008,819
0.875%, due 12/31/16	30,000,000	30,025,824
0.875%, due 01/31/17	15,000,000	15,020,091
0.875%, due 02/28/17	6,000,000	6,007,520
1.875%, due 08/31/17	5,000,000	5,048,718
2.750%, due 11/30/16	3,000,000	3,005,571
3.000%, due 02/28/17	10,000,000	10,085,221
Total US government and agency obligations (cost—$819,486,958)		819,486,958

Repurchase agreements: 34.67%
Repurchase agreement dated 10/31/16 with Goldman Sachs & Co., 0.310% due 11/01/16, collateralized by $56,579,500 US Treasury Bond Principal STRIPs, zero coupon due 02/15/41 to 05/15/44, and $31,484,659 US Treasury Bond STRIPs, zero coupon due 05/15/27; (value—$54,570,001); proceeds: $53,500,461	53,500,000	53,500,000
Repurchase agreement dated 10/31/16 with Mitsubishi UFJ Securities USA, Inc.0.320% due 11/01/16, collateralized by $76,312,794 Federal Home Loan Mortgage Corp. obligations, 2.457% to 4.000% due 07/01/27 to 08/01/46, $299,169,915 Federal National Mortgage Association obligations, 2.120% to 5.810% due 04/01/21 to 08/01/46, and $512,891,226 Government National Mortgage Association obligations, 2.500% to 4.000% due 11/20/37 to 05/20/46; (value—$387,600,000); proceeds: $380,003,378	380,000,000	380,000,000
Repurchase agreement dated 10/31/16 with State Street Bank and Trust Co., 0.010% due 11/01/16, collateralized by $1,570,667 US Treasury Note, 2.125% due 08/15/21; (value—$1,635,078); proceeds: $1,602,000	1,602,000	1,602,000
Total repurchase agreements (cost—$435,102,000)		435,102,000
Total investments: 99.98% (cost—$1,254,588,958 which approximates cost for federal income tax purposes)		1,254,588,958

Other assets in excess of liabilities: 0.02%		307,195
Net assets: 100.00% (applicable to 1,254,894,365 shares of common stock outstanding equivalent to $1.00 per share)		$1,254,896,153

5

UBS Liquid Assets Government Fund

Statement of net assets—October 31, 2016 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$819,486,958	$—	$819,486,958
Repurchase agreements	—	435,102,000	—	435,102,000
Total	$—	$1,254,588,958	$—	$1,254,588,958

At October 31, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.

Portfolio acronym

STRIP	Separate Trading of Registered Interest and Principal of Securities

See accompanying notes to financial statements.

6

UBS Liquid Assets Government Fund

Statement of operations

For the six months ended October 31, 2016 (unaudited)
Investment income:
Interest	$1,388,625
Expenses:
Investment advisory and administration fees	226,431
Professional fees	53,090
Custody and accounting fees	37,579
Transfer agency fees	21,348
Reports and notices to shareholders	17,515
State registration fees	16,820
Trustees’ fees	15,122
Insurance expense	6,779
Other expenses	17,171
Total expenses	411,855
Fee waivers by investment advisor and administrator	(226,431)
Net expenses	185,424
Net investment income	1,203,201
Net increase in net assets resulting from operations	$1,203,201

See accompanying notes to financial statements.

7

UBS Liquid Assets Government Fund

Statement of changes in net assets

	For the six months ended October 31,2016 (unaudited)	For the year ended April 30, 2016
From operations:
Net investment income	$1,203,201	$1,024,361
Net realized gain	—	7,523
Net increase in net assets resulting from operations	1,203,201	1,031,884
Dividends and distributions to shareholders from:
Net investment income	(1,203,201)	(1,024,361)
Net realized gains	—	(6,771)
Total dividends and distributions to shareholders	(1,203,201)	(1,031,132)
Net increase in net assets from beneficial interest transactions	625,976,724	201,747,110
Net increase in net assets	625,976,724	201,747,862
Net assets:
Beginning of period	628,919,429	427,171,567
End of period	$1,254,896,153	$628,919,429
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements.

8

UBS Liquid Assets Government Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2016 (unaudited)	Years ended April 30,
		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.002	0.002	0.001	0.001	0.001	0.001
Net realized gain (loss)	—	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	(0.000)[1]
Net increase from operations	0.002	0.002	0.001	0.001	0.001	0.001
Dividends from net investment income	(0.002)	(0.002)	(0.001)	(0.001)	(0.001)	(0.001)
Distributions from net realized gains	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	—
Total dividends and distributions	(0.002)	(0.002)	(0.001)	(0.001)	(0.001)	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.16%[3]	0.18%	0.08%	0.11%[4]	0.15%	0.14%
Ratios to average net assets:
Expenses before fee waivers	0.11%[5]	0.13%	0.12%	0.11%	0.11%	0.09%
Expenses after fee waivers	0.05%[5]	0.07%	0.07%	0.07%	0.08%	0.06%
Net investment income	0.32%[5]	0.19%	0.08%	0.10%	0.14%	0.14%
Supplemental data:
Net assets, end of period (000’s)	$1,254,896	$628,919	$427,172	$501,483	$845,206	$2,367,117

[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[3]	Effective April 15, 2016, the fund changed from being a “prime” money market fund able to invest in a wide range of governmental and non-governmental debt securities to being a “government” money market fund focusing its investments in US government securities and related repurchase agreements backed by such securities; therefore, performance for prior periods reflects a different investment focus.
[4]	In August 2013, UBS Asset Management (Americas) Inc. made a voluntary cash payment of $57,843 to the fund in order to address a differential between the number of share outstanding and the fund’s net assets. The differential was attributed to historical, embedded capital losses that were experienced by the fund over several years prior to the credit crisis of 2008. Payment from investment advisor had no impact on the Fund’s total investment return and represents less than $0.0005 per share.
[5]	Annualized.

See accompanying notes to financial statements.

9

UBS Liquid Assets Government Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Liquid Assets Government Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty series. The financial statements for the other series of the Trust are not included herein.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In August 2014, the FASB issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). The update provides guidance about management’s responsibility to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern and to provide related footnote disclosure. ASU 2014-15 is effective for annual reporting periods ending after December 15, 2016, and for annual and interim periods thereafter. Management is currently evaluating the impact of the guidance on the disclosures in the financial statements.

The following is a summary of significant accounting policies:

Valuation of investments: Under Rule 2a-7 under the 1940 Act, the Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7 under the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, the Fund values its investments at amortized cost unless the Fund’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

10

UBS Liquid Assets Government Fund

Notes to financial statements (unaudited)

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In May 2015, the FASB issued Accounting Standards Update No. 2015-07, Fair Value Measurement (Topic 820): “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU 2015-07”). The modification removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. In the event the Fund holds investments for which fair value is measured using the NAV per share practical expedient, a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Statement of net assets.

A fair value hierarchy table has been included near the end of the Fund’s Statement of net assets.

Constant net asset value per share: The Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. The Fund has adopted a policy to operate as a “government money market fund” and as such the Fund is permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates: By operating as a “government money market fund”, the Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements: The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 of the 1940 Act or the Fund’s investment strategies and limitations may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risks.

The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero

11

UBS Liquid Assets Government Fund

Notes to financial statements (unaudited)

in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income: Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk: The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Fund’s Board of Trustees has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS AM, under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS AM or an affiliate, the fee will be limited to reimbursement of UBS AM’s direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS AM has advised the Fund that for the six months ended October 31, 2016 its direct advisory/administrative costs and expenses approximate an annual rate of 0.06% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. To the extent such fees are not waived, UBS AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS AM by the Fund.

For the six months ended October 31, 2016, UBS AM waived its entire fee for its direct advisory/administrative costs and expenses; such amount is not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2016, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $114,129,521. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

12

UBS Liquid Assets Government Fund

Notes to financial statements (unaudited)

Other liabilities and components of net assets

At October 31, 2016, the Fund had the following liabilities outstanding:

Dividends payable to shareholders	$81,403
Other accrued expenses*	106,315

*	Excludes investment advisory and administration fees.

At October 31, 2016, the components of net assets were as follows:

Accumulated paid in capital	$1,254,897,927
Accumulated net realized loss	(1,774)
Net assets	$1,254,896,153

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six months ended October 31, 2016	For the year ended April 30, 2016
Shares sold	3,932,413,224	6,744,926,443
Shares repurchased	(3,307,516,537)	(6,544,116,819)
Dividends reinvested	1,080,037	937,486
Net increase in shares outstanding	625,976,724	201,747,110

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the six months ended October 31, 2016 and the fiscal year ended April 30, 2016 was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund’s fiscal year ending April 30, 2017.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of October 31, 2016, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2016, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2016, remains subject to examination by the Internal Revenue Service and state taxing authorities.

13

UBS Liquid Assets Government Fund

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

In addition, the Fund discloses, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

14

UBS Liquid Assets Government Fund

Board approval of investment advisory agreement (unaudited)

Background

At a meeting of the board of UBS Money Series (the “Trust”) on July 12-13, 2016, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the investment advisory and administration agreement (the “Investment Advisory and Administration Agreement”) of the Trust with respect to its series, UBS Liquid Assets Government Fund (the “Fund”), with UBS Asset Management (Americas) Inc. (“UBS AM”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Fund. The board reviewed and discussed with management the materials initially provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Agreement, the board reviewed the following factors:

Nature, extent and quality of the services under the Investment Advisory and Administration Agreement

The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS AM under the Investment Advisory and Administration Agreement during the past year. The board also considered the nature, extent and quality of administrative, distribution and shareholder services performed by UBS AM and its affiliates for the Fund and the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of the Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Fund. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Fund and had previously met with and received information regarding the person primarily responsible for the day-to-day management of the Fund. The board recognized that the Fund’s senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on the Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $143 billion in assets under management as of March 31, 2016 and was part of the UBS Asset Management Division, which had approximately $653 billion in assets under management worldwide as of March 31, 2016. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Agreement.

Advisory fees and expense ratios

The board reviewed and considered the contractual advisory and administration fee (the “Contractual Management Fee”) payable by the Fund to UBS AM in light of the nature, extent and quality of the advisory and administrative

15

UBS Liquid Assets Government Fund

Board approval of investment advisory agreement (unaudited)

services provided by UBS AM. The board also reviewed and considered the fee waiver and/or expense reimbursement arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”).

The board noted that UBS AM currently voluntarily waives its entire management/administrative fees due from the Fund. The board also noted that UBS AM could change or terminate this voluntary waiver at any time in the future. Additionally, the board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and total expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). The board further noted, when considering the Expense Group, that the Fund was managed as a prime money market fund until April 2016, when it converted to a government money market fund.

In connection with its consideration of the Fund’s management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Fund because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Fund is subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

The comparative Broadridge information showed that the Fund’s Contractual Management Fee, Actual Management Fee and total expenses were below the respective medians in the Fund’s Expense Group (Contractual Management Fee and Actual Management Fee were lowest in the Expense Group) for the comparison periods utilized in the Broadridge report. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the Expense Group.)

In light of the foregoing, the board determined that the management fee was reasonable in light of the nature, extent and quality of services provided to the Fund under the Investment Advisory and Administration Agreement.

Fund performance

The board received and considered (a) annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five-, ten-year and since inception periods ended April 30, 2016 and (b) annualized performance information for each year in the ten-year period ended April 30, 2016. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also received updated supplemental data showing the Fund’s performance through May 31, 2016. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Broadridge information showed that the Fund’s performance was above the median for all comparative periods, ranking first in the Performance Universe for each of the periods. (Below median performance represents performance that is worse relative to the median, and above median performance represents performance that is better relative to the median.) The board noted that the Fund’s above median performance included periods during which the Fund was managed as a prime money market fund, in contrast to the government money market funds in the Fund’s Performance Universe. Based on its review, the board concluded that the Fund’s investment performance was acceptable.

16

UBS Liquid Assets Government Fund

Board approval of investment advisory agreement (unaudited)

Advisor profitability

The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Fund. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The board received and considered information from management regarding whether UBS AM realized economies of scale as the Fund’s assets grew, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The board noted that because UBS AM currently voluntarily waives its entire management/ administrative fees due from the Fund, a discussion regarding breakpoints was not necessary.

Generally, in light of UBS AM’s profitability data, the Contractual Management Fee and Actual Management Fee, and the voluntary fee waiver currently in effect, the board believed that UBS AM’s sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS AM

The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Investment Advisory and Administration Agreement. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Investment Advisory and Administration Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Investment Advisory and Administration Agreement in private sessions with its independent legal counsel at which no representatives of UBS AM were present.

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20

Trustees

Richard Q. Armstrong

Chairman

Alan S. Bernikow

Richard R. Burt

Meyer Feldberg

Bernard H. Garil

Heather R. Higgins

David Malpass

Principal Officers

Mark E. Carver

President

Mark F. Kemper

Vice President and Secretary

Thomas Disbrow

Vice President and Treasurer

Robert Sabatino

Vice President

Investment Advisor and Administrator

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

©UBS 2016. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S217

UBS Preferred Funds

Semiannual Report  |  October 31, 2016

Includes:

•	UBS Select Prime Preferred Fund
•	UBS Select Government Preferred Fund
•	UBS Select Treasury Preferred Fund
•	UBS Prime Preferred Fund
•	UBS Tax-Free Preferred Fund

UBS Preferred Funds

December 20, 2016

Dear Shareholder,

We present you with the semiannual report for the UBS Preferred Series of Funds, namely UBS Select Prime Preferred Fund, UBS Select Government Preferred Fund, UBS Select Treasury Preferred Fund, UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund (the “Funds”) for the six months (or since commencement period for UBS Select Government Preferred Fund) ended October 31, 2016 (the “reporting period”).

Performance

In December 2015, prior to the beginning of the reporting period, the US Federal Reserve Board (the “Fed”) modestly raised the federal funds rate from a historically low range between 0% and 0.25% to a range between 0.25% and 0.50%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. However, the Fed kept rates unchanged during the reporting period. (For more details on the Fed’s actions, see below.) While the yields on a wide range of short-term investments moved higher over the period, yields still remained low by historical comparison. As a result, the Funds’ yields remained low during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Preferred Fund: 0.39% as of October 31, 2016, versus 0.42% on April 30, 2016.

•	UBS Select Government Preferred Fund: 0.32% as of October 31, 2016.

•	UBS Select Treasury Preferred Fund: 0.24% as of October 31, 2016, versus 0.19% on April 30, 2016.

•	UBS Prime Preferred Fund: 0.55% as of October 31, 2016, versus 0.42% on April 30, 2016.

•	UBS Tax-Free Preferred Fund: 0.40% as of October 31, 2016, versus 0.19% on April 30, 2016.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 6 and 7.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.	The US economy was resilient and continued to expand during the reporting period. The US Commerce Department reported that gross domestic product (“GDP”) expanded at a 0.8% and 1.4% seasonally adjusted annualized rate during the first and second quarters of 2016, respectively. Economic activity in the US then accelerated, as third-quarter 2016 GDP growth was 3.2%.[1]

UBS Select Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Investment goals

(all four Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Manager:

Robert Sabatino UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Government Preferred Fund—June 28, 2016;

UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund—August 28, 2007;

UBS Prime Preferred Fund—January 19, 2016

Dividend Payments:

Monthly

UBS Tax-Free Preferred Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:

Elbridge T. Gerry III

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

August 28, 2007

Dividend Payments:

Monthly

[1]	Based on the Commerce Department’s second reading for GDP announced on November 29, 2016, after the reporting period had ended.

UBS Preferred Funds

Q.	How did the Fed react to the economic environment?
A.	After taking its first step toward normalizing monetary policy in late 2015, the Fed remained in a holding pattern. Looking back, in December 2015, the Fed raised the fed funds rate from a range of 0% to 0.25% to a range between 0.25% and 0.50%. This marked the Fed’s first rate hike in almost a decade. The Fed then remained on hold during its first seven meetings in 2016. However, in December 2016, after the period had ended, the Fed raised rates to a range between 0.50% and 0.75%. In the Fed’s statement after its December meeting it said, “The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run. However, the actual path of the federal funds rate will depend on the economic outlook as informed by incoming data.”

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Government Master Fund, the Treasury Master Fund, the Prime CNAV Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•	For the Prime Master Fund in which UBS Select Prime Preferred Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the six-month review period. When the reporting period began, the Master Fund had a WAM of 42 days. By the end of the period, the Master Fund’s WAM was 20 days.

At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goal of reducing risk and keeping the Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we significantly increased the Master Fund’s exposure to repurchase agreements and initiated a position in municipal bonds and notes. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.) Conversely, we significantly decreased its exposure to certificates of deposit and, to lesser extents, US government and agency obligations, commercial paper, and time deposits. Finally, we eliminated its allocations to short-term corporate obligations and non-US government obligations.

•	The inception date for the Master Fund in which UBS Select Government Preferred Fund invests was June 24, 2016. (UBS Select Government Preferred Fund itself commenced operations on June 28, 2016.) We tactically adjusted its WAM, and at the end of the reporting period, the Master Fund’s WAM was 35 days. At the security level, the Master Fund’s largest exposure was in direct government and agency obligations, followed by repurchase agreements backed by government securities.

•	The WAM for the Master Fund in which UBS Select Treasury Preferred Fund invests was 59 days when the reporting period began. Over the review period, the WAM was decreased, and at period-end on October 31, 2016, it was 43 days. At the security level, we increased the Master Fund’s exposure to direct US Treasury obligations and reduced its exposure to repurchase agreements backed by government securities.

•	The WAM for the Prime CNAV Master Fund in which UBS Prime Preferred Fund invests was 31 days when the reporting period began. We tactically adjusted its WAM, and at the end of the reporting period, the Master Fund’s WAM was 35 days. Over the review period, we increased the Master Fund’s allocations to certificates of deposit, time deposits and repurchase agreements. Conversely, we reduced its exposures to term US government and agency obligations and commercial paper.

UBS Preferred Funds

•	The WAM for the Master Fund in which UBS Tax-Free Preferred Fund invests was six days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period, its WAM was two days. Over the review period, we significantly increased the Master Fund’s allocation to municipal bonds and nearly eliminated its exposure to tax-exempt commercial paper.

Q.	What factors do you believe will affect the Funds over the coming months?
A.	We believe the US economy has enough momentum to continue expanding, albeit at a relatively modest pace. In our view, inflation will remain fairly well contained. In such an environment, we feel the Fed will be true to its word and take a slow and deliberate pace in terms of raising interest rates. We anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds, please contact your financial advisor, or visit us at www.ubs.com/am-us.*

Sincerely,

Mark E. Carver

President—UBS Money Series

UBS Select Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

UBS Tax-Free Preferred Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Lisa DiPaolo Portfolio Manager— UBS Tax-Free Preferred Fund Director UBS Asset Management (Americas) Inc.

Robert Sabatino

Portfolio Manager—

UBS Select Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Elbridge T. Gerry III Portfolio Manager— UBS Tax-Free Preferred Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six-month (or since inception) period ended October 31, 2016. The views and opinions in the letter were current as of December 20, 2016. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

UBS Preferred Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2016 to October 31, 2016 (or shorter period since commencement of operations as explained further below).

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Please note that while UBS Select Government Preferred Fund commenced operations on June 28, 2016, the “Hypothetical” expenses paid during the period reflect activity for the full six month period for the purposes of comparability. This projection assumes that the Fund’s expense ratio in effect during its initial period (June 28, 2016 through October 31, 2016) also would have been in effect during the period from May 1, 2016 to October 31, 2016.

UBS Preferred Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value May 1, 2016	Ending account value[2] October 31, 2016	Expenses paid during period[3] 05/01/16 to 10/31/16	Expense ratio during the period

UBS Select Prime Preferred Fund
Actual	$1,000.00	$1,002.90	$0.71	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.71	0.14

	Beginning account value June 28, 2016	Ending account value[2] October 31, 2016	Expenses paid during period[4] 06/28/16 to 10/31/16	Expense ratio during the period

UBS Select Government Preferred Fund
Actual	$1,000.00	$1,000.90	$0.21	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.90	0.31	0.06

	Beginning account value May 1, 2016	Ending account value[2] October 31, 2016	Expenses paid during period[3] 05/01/16 to 10/31/16	Expense ratio during the period

UBS Select Treasury Preferred Fund
Actual	$1,000.00	$1,001.20	$0.71	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.71	0.14

	Beginning account value May 1, 2016	Ending account value[2] October 31, 2016	Expenses paid during period[3] 05/01/16 to 10/31/16	Expense ratio during the period

UBS Prime Preferred Fund
Actual	$1,000.00	$1,002.10	$0.71	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.71	0.14

	Beginning account value May 1, 2016	Ending account value[2] October 31, 2016	Expenses paid during period[3] 05/01/16 to 10/31/16	Expense ratio during the period

UBS Tax-Free Preferred Fund
Actual	$1,000.00	$1,001.60	$0.71	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.71	0.14

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]	“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).
[4]	UBS Select Government Preferred Fund commenced operations on June 28, 2016. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 126 divided by 365 (to reflect actual days in the period for the actual example) and 184 divided by 365 (to reflect the one-half year period for the hypothetical example).

UBS Preferred Funds

Yields and characteristics at a glance—October 31, 2016 (unaudited)

UBS Select Prime Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.39%
Seven-day effective yield after fee waivers[1]	0.39
Seven-day current yield before fee waivers[1]	0.35
Seven-day effective yield before fee waivers[1]	0.35
Weighted average maturity[2]	20 days

Table footnotes are on page 7.

You could lose money by investing in UBS Select Prime Preferred Fund. Because the price of interests in the related money market master fund will fluctuate, when you sell your shares of UBS Select Prime Preferred Fund, your shares of UBS Select Prime Preferred Fund may be worth more or less than what you originally paid for them. The related money market master fund may impose a fee upon sale of your shares of UBS Select Prime Preferred Fund or may temporarily suspend your ability to sell shares of UBS Select Prime Preferred Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Select Prime Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Prime Preferred Fund’s sponsor has no legal obligation to provide financial support to UBS Select Prime Preferred Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Select Prime Preferred Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

UBS Select Government Preferred Fund*

Yields and characteristics
Seven-day current yield after fee waivers and/or Trustees’ fees reimbursement[1]	0.32%
Seven-day effective yield after fee waivers and/or Trustees’ fees reimbursement[1]	0.32
Seven-day current yield before fee waivers and/or Trustees’ fees reimbursement[1]	0.20
Seven-day effective yield before fee waivers and/or Trustees’ fees reimbursement[1]	0.20
Weighted average maturity[2]	35 days

Table footnotes are on page 7.

UBS Select Treasury Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.24%
Seven-day effective yield after fee waivers[1]	0.24
Seven-day current yield before fee waivers[1]	0.20
Seven-day effective yield before fee waivers[1]	0.20
Weighted average maturity[2]	43 days

Table footnotes are on page 7.

You could lose money by investing in UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Preferred Fund’s sponsor and UBS Select Treasury Preferred Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

UBS Preferred Funds

Yields and characteristics at a glance—October 31, 2016 (unaudited) (concluded)

UBS Prime Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.55%
Seven-day effective yield after fee waivers[1]	0.55
Seven-day current yield before fee waivers[1]	0.51
Seven-day effective yield before fee waivers[1]	0.51
Weighted average maturity[2]	35 days

UBS Tax-Free Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.40%
Seven-day effective yield after fee waivers[1]	0.40
Seven-day current yield before fee waivers[1]	0.36
Seven-day effective yield before fee waivers[1]	0.36
Weighted average maturity[2]	2 days

Investments in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund are intended to be limited to accounts beneficially owned by natural persons. UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund reserve the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. The related money market master funds may impose a fee upon sale of your shares of UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund or may temporarily suspend your ability to sell shares of UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Prime Preferred Fund’s sponsor and UBS Tax-Free Preferred Fund’s sponsor has no legal obligation to provide financial support to UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund and you should not expect that the funds’ sponsor will provide financial support to UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

*	Commenced operations on June 28, 2016.
[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

UBS Preferred Funds

Statement of assets and liabilities

October 31, 2016 (unaudited)

UBS Select Prime Preferred Fund
Assets:
Investment in Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”), at value (cost—$531,939,464; $4,044,980,233; $7,028,076,895; $359,430,170 and $640,899,038, respectively, which approximates cost for federal income tax purposes)	$531,956,847
Receivable from affiliate	—
Total assets	531,956,847

Liabilities:
Dividends payable to shareholders	150,762
Payable to affiliate	17,649
Total liabilities	168,411

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 531,700,234; 4,044,015,208; 7,026,351,911; 359,260,692 and 640,673,476 outstanding, respectively	531,646,478
Accumulated net realized gain	124,575
Net unrealized appreciation	17,383
Net assets	$531,788,436
Net asset value per share	$1.0002

UBS Preferred Funds

UBS Select Government Preferred Fund[1]	UBS Select Treasury Preferred Fund	UBS Prime Preferred Fund	UBS Tax-Free Preferred Fund

$4,044,980,233	$7,028,076,895	$359,430,170	$640,899,038
14,022	—	—	—
4,044,994,255	7,028,076,895	359,430,170	640,899,038

962,519	1,417,336	160,442	215,644
—	222,788	7,013	9,711
962,519	1,640,124	167,455	225,355

4,044,015,208	7,026,351,911	359,260,692	640,673,431
16,528	84,860	2,023	252
—	—	—	—
$4,044,031,736	$7,026,436,771	$359,262,715	$640,673,683
$1.00	$1.00	$1.00	$1.00

[1]	Commenced operations on June 28, 2016.

See accompanying notes to financial statements.

UBS Preferred Funds

Statement of operations

For the six months ended October 31, 2016 (unaudited)

UBS Select Prime Preferred Fund
Investment income:
Interest income allocated from Master Fund	$16,838,673
Expenses allocated from Master Fund	(3,082,225)
Expense waiver allocated from Master Fund	—
Net investment income allocated from Master Fund	13,756,448
Expenses:
Administration fees	2,438,145
Trustees’ fees	26,881
2,465,026
Fee waivers and/or Trustees’ fees reimbursement by administrator	(1,232,515)
Net expenses	1,232,511
Net investment income	12,523,937
Net realized gain allocated from Master Fund	734,005
Net change in unrealized appreciation allocated from Master Fund	17,383
Net increase in net assets resulting from operations	$13,275,325

UBS Preferred Funds

UBS Select Government Preferred Fund[1]	UBS Select Treasury Preferred Fund	UBS Prime Preferred Fund	UBS Tax-Free Preferred Fund

$1,827,427	$11,169,700	$920,828	$346,028
(492,665)	(3,010,419)	(160,216)	(56,370)
186,844	—	—	—
1,521,606	8,159,281	760,612	289,658

378,752	2,369,024	115,881	33,367
14,121	38,934	12,263	11,720
392,873	2,407,958	128,144	45,087
(381,735)	(1,203,996)	(64,072)	(22,568)
11,138	1,203,962	64,072	22,519
1,510,468	6,955,319	696,540	267,139
16,528	29,147	2,023	—
—	—	—	—
$1,526,996	$6,984,466	$698,563	$267,139

[1]	Commencement of operations on June 28, 2016

See accompanying notes to financial statements.

UBS Preferred Funds

Statement of changes in net assets

	UBS Select Prime Preferred Fund
	For the six months ended October 31, 2016 (unaudited)	For the year ended April 30, 2016
From operations:

Net investment income	$12,523,937	$14,446,837
Net realized gain	734,005	97,891
Net change in unrealized appreciation	17,383	—
Net increase in net assets resulting from operations	13,275,325	14,544,728
Dividends and distributions to shareholders from:

Net investment income	(12,523,937)	(14,446,837)
Net realized gains	(645,675)	(95,230)
Total dividends and distributions to shareholders	(13,169,612)	(14,542,067)
Net increase (decrease) in net assets from beneficial interest transactions	(6,655,865,110)	1,838,364,465
Net increase (decrease) in net assets	(6,655,759,397)	1,838,367,126
Net assets:

Beginning of period	7,187,547,833	5,349,180,707
End of period	$531,788,436	$7,187,547,833
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements.

UBS Preferred Funds

Statement of changes in net assets

UBS Select Government Preferred Fund
For the period from June 28, 2016[1] to October 31, 2016 (unaudited)
From operations:

Net investment income	$1,510,468
Net realized gain	16,528
Net increase in net assets resulting from operations	1,526,996
Dividends and distributions to shareholders from:

Net investment income	(1,510,468)
Net increase in net assets from beneficial interest transactions	4,044,015,208
Net increase in net assets	4,044,031,736
Net assets:

Beginning of period	—
End of period	$4,044,031,736
Accumulated undistributed net investment income	$—

[1]	Commencement of operations.

See accompanying notes to financial statements.

UBS Preferred Funds

Statement of changes in net assets

	UBS Select Treasury Preferred Fund
	For the six months ended October 31, 2016 (unaudited)	For the year ended April 30, 2016
From operations:

Net investment income	$6,955,319	$3,013,591
Net realized gain	29,147	356,168
Net increase in net assets resulting from operations	6,984,466	3,369,759
Dividends and distributions to shareholders from:

Net investment income	(6,955,319)	(3,013,591)
Net realized gains	—	(407,155)
Total dividends and distributions to shareholders	(6,955,319)	(3,420,746)
Net increase in net assets from beneficial interest transactions	2,032,601,341	399,616,466
Net increase in net assets	2,032,630,488	399,565,479
Net assets:

Beginning of period	4,993,806,283	4,594,240,804
End of period	$7,026,436,771	$4,993,806,283
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements.

UBS Preferred Funds

Statement of changes in net assets

	UBS Prime Preferred Fund
	For the six months ended October 31, 2016 (unaudited)	For the period from January 19, 2016[1] to April 30, 2016
From operations:

Net investment income	$696,540	$125,820
Net realized gain	2,023	—
Net increase in net assets resulting from operations	698,563	125,820
Dividends and distributions to shareholders from:

Net investment income	(696,540)	(125,820)
Net increase in net assets from beneficial interest transactions	165,514,678	193,746,014
Net increase in net assets	165,516,701	193,746,014
Net assets:

Beginning of period	193,746,014	—
End of period	$359,262,715	$193,746,014
Accumulated undistributed net investment income	$—	$—

[1]	Commencement of operations.

See accompanying notes to financial statements.

UBS Preferred Funds

Statement of changes in net assets

	UBS Tax-Free Preferred Fund
	For the six months ended October 31, 2016 (unaudited)	For the year ended April 30, 2016
From operations:

Net investment income	$267,139	$7,479
Net realized gain	—	1,795
Net increase in net assets resulting from operations	267,139	9,274
Dividends and distributions to shareholders from:

Net investment income	(267,139)	(7,479)
Net realized gains	—	(2,265)
Total dividends and distributions to shareholders	(267,139)	(9,744)
Net increase (decrease) in net assets from beneficial interest transactions	613,186,221	(10,471,211)
Net increase (decrease) in net assets	613,186,221	(10,471,681)
Net assets:

Beginning of period	27,487,462	37,959,143
End of period	$640,673,683	$27,487,462
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements.

UBS Select Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2016 (unaudited)	Years ended April 30,
		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.0000	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0020	0.002	0.001	0.001	0.002	0.002
Net realized and unrealized gains	0.0002	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.0022	0.002	0.001	0.001	0.002	0.002
Dividends from net investment income	(0.0020)	(0.002)	(0.001)	(0.001)	(0.002)	(0.002)
Distributions from net realized gains	(0.0000)[2]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.0020)	(0.002)	(0.001)	(0.001)	(0.002)	(0.002)
Net asset value, end of period	$1.0002	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.29%	0.21%	0.07%	0.07%	0.15%	0.17%
Ratios to average net assets:
Expenses before fee waivers[4]	0.18%[5]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[4]	0.14%[5]	0.14%	0.14%	0.14%	0.14%	0.13%
Net investment income[4]	0.41%[5]	0.21%	0.07%	0.07%	0.15%	0.16%
Supplemental data:
Net assets, end of period (000’s)	$531,788	$7,187,548	$5,349,181	$6,456,726	$7,813,076	$7,996,721

[1]	Amount represents less than $0.0005 per share.
[2]	Amount represents less than $0.00005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, daily. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

UBS Select Government Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

For the period from June 28, 2016[1] to October 31, 2016 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.001
Net realized gains	0.000 [2]
Net increase from operations	0.001
Dividends from net investment income	(0.001)
Distributions from net realized gains	—
Total dividends and distributions	(0.001)
Net asset value, end of period	$1.00
Total investment return[3]	0.09%
Ratios to average net assets:
Expenses before fee waivers[4]	0.18%[5]
Expenses after fee waivers[4]	0.06%[5]
Net investment income[4]	0.31%[5]
Supplemental data:
Net assets, end of period (000’s)	$4,044,032

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

UBS Select Treasury Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2016 (unaudited)	Years ended April 30,
		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.001	0.001	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gains	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.001	0.001	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.001)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.001)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.12%	0.07%	0.01%	0.01%	0.02%	0.01%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.14%[4]	0.10%	0.06%	0.06%	0.13%	0.07%
Net investment income[3]	0.23%[4]	0.06%	0.01%	0.01%	0.02%	0.01%
Supplemental data:
Net assets, end of period (000’s)	$7,026,437	$4,993,806	$4,594,241	$5,466,450	$4,858,387	$4,023,440

[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements.

UBS Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2016 (unaudited)	For the period from January 19, 2016[1] to April 30, 2016
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.002	0.001
Net realized gains	0.000 [2]	—
Net increase from operations	0.002	0.001
Dividends from net investment income	(0.002)	(0.001)
Distributions from net realized gains	—	—
Total dividends and distributions	(0.002)	(0.001)
Net asset value, end of period	$1.00	$1.00
Total investment return[3]	0.21%	0.11%
Ratios to average net assets:
Expenses before fee waivers[4]	0.18%[5]	0.18%[5]
Expenses after fee waivers[4]	0.14%[5]	0.04%[5]
Net investment income[4]	0.43%[5]	0.39%[5]
Supplemental data:
Net assets, end of period (000’s)	$359,263	$193,746

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

UBS Tax-Free Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2016 (unaudited)	Years ended April 30,
		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.002	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gains	—	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.002	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.16%	0.03%	0.04%	0.02%	0.04%	0.03%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.14%[4]	0.04%	0.04%	0.07%	0.13%	0.13%
Net investment income[3]	0.47%[4]	0.02%	0.01%	0.01%	0.03%	0.03%
Supplemental data:
Net assets, end of period (000’s)	$640,674	$27,487	$37,959	$35,870	$206,558	$370,847

[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements.

UBS Preferred Funds

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Select Prime Preferred Fund (“Prime Preferred Fund”), UBS Select Government Preferred Fund (“Government Preferred Fund”), UBS Select Treasury Preferred Fund (“Treasury Preferred Fund”), UBS Prime Preferred Fund (“Prime CNAV Preferred Fund”), and UBS Tax-Free Preferred Fund (“Tax-Free Preferred Fund”) (formerly UBS Select Tax-Free Preferred Fund) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty series. The financial statements for the other series of the Trust are not included herein.

Prime Preferred Fund, Government Preferred Fund, Treasury Preferred Fund, Prime CNAV Preferred Fund, and Tax-Free Preferred Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prime Preferred Fund, Treasury Preferred Fund, and Tax-Free Preferred Fund commenced operations on August 28, 2007. Prime CNAV Preferred Fund commenced operations on January 19, 2016, and Government Preferred Fund commenced operations on June 28, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (21.53% for Prime Preferred Fund, 22.17% for Government Preferred, 44.30% for Treasury Preferred Fund, 36.84% for Prime CNAV Preferred Fund, and 36.18% for Tax-Free Preferred Fund at October 31, 2016).

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

UBS Preferred Funds

Notes to financial statements (unaudited)

In August 2014, the FASB issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). The update provides guidance about management’s responsibility to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern and to provide related footnote disclosure. ASU 2014-15 is effective for annual reporting periods ending after December 15, 2016, and for annual and interim periods thereafter. Management is currently evaluating the impact of the guidance on the disclosures in the financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Floating net asset value per share fund—Until October 11, 2016, Prime Preferred Fund sought to maintain a stable price of $1.00 per share. Effective October 11, 2016, consistent with amendments to Rule 2a-7 under the 1940 Act, Prime Preferred Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expects that its share price will fluctuate.

Constant net asset value per share funds—Government Preferred Fund, Treasury Preferred Fund, Prime CNAV Preferred Fund, and Tax-Free Preferred Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Preferred Fund and Treasury Preferred Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7 under the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Preferred Fund and Treasury Preferred Fund are permitted to seek to maintain a stable price per share. Effective October 14, 2016, Prime CNAV Preferred Fund and Tax-Free Preferred Fund became “retail money market funds”. Under Rule 2a-7 under the 1940 Act, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime CNAV Preferred Fund and Tax-Free Preferred Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—Effective October 14, 2016, consistent with Rule 2a-7 under the 1940 Act, Prime Preferred Fund, Prime CNAV Preferred Fund and Tax-Free Preferred Fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate. Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. For the period ended October 31, 2016, Prime Preferred Fund, Prime CNAV Preferred Fund and Tax-Free Preferred Fund were not subject to any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Preferred Fund and Treasury Preferred Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Preferred Fund and Treasury Preferred Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which

UBS Preferred Funds

Notes to financial statements (unaudited)

may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Prime Preferred Fund	0.08%
Government Preferred Fund	0.08
Treasury Preferred Fund	0.08
Prime CNAV Preferred Fund	0.08
Tax-Free Preferred Fund	0.08

At October 31, 2016, each Fund owed UBS AM for administrative services as follows:

Fund	Amounts owed to UBS AM
Prime Preferred Fund	$55,399
Government Preferred Fund	243,637
Treasury Preferred Fund	494,046
Prime CNAV Preferred Fund	28,814
Tax-Free Preferred Fund	34,044

In exchange for these fees, UBS AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of each Fund’s average daily net assets. At October 31, 2016, UBS AM was obligated to reduce its administration fees, otherwise receivable by UBS AM, for independent trustees’ fees as follows:

Fund
Prime Preferred Fund	$10,049
Government Preferred Fund	14,022
Treasury Preferred Fund	24,238
Prime CNAV Preferred Fund	7,397
Tax-Free Preferred Fund	7,313

The Funds and UBS AM have entered into written fee waiver agreements pursuant to which UBS AM is contractually obligated to waive its administration fees so that the total ordinary operating expenses of the Funds through August 31, 2017, do not exceed 0.14%. The fee waiver agreement may be terminated by the Funds’ Board at any time and also will terminate automatically upon the expiration or termination of the Funds’ contract with UBS AM.

UBS Preferred Funds

Notes to financial statements (unaudited)

At October 31, 2016, UBS AM owed the Funds, and for the period ended October 31, 2016, UBS was contractually obligated to waive, as follows, and such waived amounts are not subject to future recoupment:

Fund	Amounts owed by UBS AM	Amounts waived by UBS AM
Prime Preferred Fund	$27,701	$1,232,515
Government Preferred Fund	121,819	196,435
Treasury Preferred Fund	247,020	1,203,996
Prime CNAV Preferred Fund	14,404	64,072
Tax-Free Preferred Fund	17,020	22,543

In addition to the above written fee waivers, effective August 22, 2016 through December 31, 2016, with respect to Government Preferred Fund only, UBS AM has agreed to voluntarily waive an additional 0.04% of its administrative fees. At October 31, 2016, UBS AM owed Government Preferred Fund, and for the period August 22, 2016 to October 31, 2016, UBS AM voluntarily waived, the below amounts, which are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Government Preferred Fund	$121,818	$185,300

In addition, UBS AM may voluntarily undertake to waive fees in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2016, UBS AM owed Tax-Free Preferred Fund and for the period ended October 31, 2016, UBS AM voluntarily waived the below amounts, which are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Tax-Free Preferred Fund	$—	$25

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for which the NAV per share was at $1.00 per share until and including October 10, 2016 and for which the NAV per share has fluctuated since October 11, 2016, were as follows:

Prime Preferred Fund

	For the six months ended October 31, 2016		For the year ended April 30, 2016
	Shares	Amount	Shares	Amount
Shares sold	69,019,278,899	$69,019,283,513	206,098,659,666	$206,098,659,666
Shares repurchased	(75,684,525,495)	(75,684,583,866)	(204,268,557,460)	(204,268,557,460)
Dividends reinvested	9,435,243	9,435,243	8,262,259	8,262,259
Net increase (decrease)	(6,655,811,353)	$(6,655,865,110)	1,838,364,465	$1,838,364,465

UBS Preferred Funds

Notes to financial statements (unaudited)

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Preferred Fund
For the period from June 28, 2016[1] to October 31, 2016
Shares sold	27,251,803,181
Shares repurchased	(23,208,044,851)
Dividends reinvested	256,878
Net increase in shares outstanding	4,044,015,208

Treasury Preferred Fund
	For the six months ended October 31, 2016	For the year ended April 30, 2016
Shares sold	17,411,382,654	34,699,324,245
Shares repurchased	(15,384,413,577)	(34,302,207,893)
Dividends reinvested	5,632,264	2,500,114
Net increase in shares outstanding	2,032,601,341	399,616,466

Prime CNAV Preferred Fund
	For the six months ended October 31, 2016	For the period from January 19, 2016[1] to April 30, 2016
Shares sold	574,460,335	199,988,762
Shares repurchased	(409,497,830)	(6,306,663)
Dividends reinvested	552,173	63,915
Net increase in shares outstanding	165,514,678	193,746,014

Tax-Free Preferred Fund
	For the six months ended October 31, 2016	For the year ended April 30, 2016
Shares sold	676,988,015	9,381,989
Shares repurchased	(63,835,691)	(19,859,328)
Dividends reinvested	33,897	6,128
Net increase (decrease) in shares outstanding	613,186,221	(10,471,211)

[1]	Commencement of operations.

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

UBS Preferred Funds

Notes to financial statements (unaudited)

The tax character of distributions paid to shareholders by Prime Preferred Fund, Treasury Preferred Fund, and Prime CNAV Preferred Fund during the six months ended October 31, 2016 and fiscal year (or period) ended April 30, 2016, was ordinary income. The tax character of distributions paid to shareholders by Government Preferred Fund during the period ended October 31, 2016, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Preferred Fund will be determined at the end of the Fund’s fiscal year ended April 30, 2017. The tax character of distributions paid to shareholders by Tax-Free Preferred Fund during the fiscal year ended April 30, 2016 was 68.61% tax-exempt income, 8.14% ordinary income and 23.25% long-term capital gain.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined at the end of each Fund’s fiscal year ending April 30, 2017.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of October 31, 2016, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2016, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2016, and since inception for the Government Preferred Fund and Prime CNAV Preferred Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

UBS Preferred Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Preferred Fund invests) and for Master Trust—Prime CNAV Master Fund (the master fund in which UBS Prime Preferred Fund invests) is available on a weekly basis at the Web address noted in the Funds’ prospectus. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

28

Master Trust

Semiannual Report  |  October 31, 2016

Includes:

•	Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2016 to October 31, 2016 (or shorter period since commencement of operations for Government Master Fund, as explained further below).

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Please note that while Government Master Fund commenced operations on June 24, 2016, the “Hypothetical” expenses paid during the period reflect activity for the full six month period for the purposes of comparability. This projection assumes that the Master Fund’s expense ratio in effect during its initial period (June 24, 2016 through October 31, 2016) also would have been in effect during the period from May 1, 2016 to October 31, 2016.

	Beginning account value May 1, 2016	Ending account value October 31, 2016	Expenses paid during period[1] 05/01/16 to 10/31/16	Expense ratio during the period
Prime Master Fund

Actual	$1,000.00	$1,002.20	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

30

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value June 24, 2016	Ending account value October 31, 2016	Expenses paid during period[2] 06/24/16[3] to 10/31/16	Expense ratio during the period
Government Master Fund

Actual	$1,000.00	$1,001.00	$0.29	0.08%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.80	0.41	0.08

	Beginning account value May 1, 2016	Ending account value October 31, 2016	Expenses paid during period[1] 05/01/16 to 10/31/16	Expense ratio during the period
Treasury Master Fund

Actual	$1,000.00	$1,001.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Prime CNAV Master Fund

Actual	1,000.00	1,002.30	0.50	0.10
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund

Actual	1,000.00	1,001.90	0.50	0.10
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).
[2]	Actual expenses are equal to the Government Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 130 divided by 365 (to reflect the inception period from June 24, 2016 to October 31, 2016). Hypothetical expenses are equal to the Government Master Fund’s annualized net expense ratio multiplied by the average value over the period, multiplied by 184 divided by 365 (to reflect one-half year period).
[3]	Commencement of operations.

31

Master Trust

Portfolio characteristics at a glance—October 31, 2016 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	20 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	58.8%
France	8.9
Japan	7.0
China	5.7
Sweden	5.4
Total	85.8%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

32

Master Trust

Portfolio characteristics at a glance—October 31, 2016 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	35 days

Portfolio composition[2]
US government and agency obligations	55.7%
Repurchase agreements	41.7
Other assets less liabilities	2.6
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Treasury Master Fund

Characteristics
Weighted average maturity[1]	43 days

Portfolio composition[2]
US government obligations	53.1%
Repurchase agreements	45.9
Other assets less liabilities	1.0
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

33

Master Trust

Portfolio characteristics at a glance—October 31, 2016 (unaudited) (concluded)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	35 da	ys

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	41.4%
Sweden	12.6
France	8.8
Canada	6.2
Belgium	6.2
Total	75.2%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	2 days

Portfolio composition[2]
Municipal bonds and notes	99.0%
Tax-exempt commercial paper	0.6
Other assets less liabilities	0.4
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

34

Prime Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
US government and agency obligation—0.04%
Federal Home Loan Mortgage Corp. 0.370%, due 02/14/17[1] (cost—$998,921)	$1,000,000	$998,950

Time deposits—14.16%
Banking-non-US—14.16%
Credit Agricole Corporate & Investment Bank 0.310%, due 11/01/16	100,000,000	100,000,000
DnB NOR Bank ASA 0.300%, due 11/01/16	50,000,000	50,000,000
Natixis 0.300%, due 11/01/16	100,000,000	100,000,000
Skandinaviska Enskilda Banken AB 0.310%, due 11/01/16	50,000,000	50,000,000
Svenska Handelsbanken 0.300%, due 11/01/16	50,000,000	50,000,000
Total time deposits (cost—$350,000,000)		350,000,000

Certificates of deposit—5.81%
Banking-non-US—5.81%
Bank of Montreal 0.550%, due 11/17/16	40,000,000	40,001,433
Oversea-Chinese Banking Corp. Ltd. 0.530%, due 11/21/16	50,000,000	50,000,288
Sumitomo Mitsui Banking Corp. 0.900%, due 01/13/17	35,000,000	35,017,151
0.930%, due 01/05/17	13,500,000	13,508,496
Swedbank AB 0.410%, due 11/03/16	5,000,000	5,000,042
Total certificates of deposit (cost—$143,500,000)		143,527,410

Commercial paper[1]—44.46%
Asset backed-miscellaneous—22.40%
Albion Capital Corp. 0.710%, due 11/23/16	25,000,000	24,992,509
Atlantic Asset Securitization LLC 0.310%, due 11/01/16	50,000,000	49,999,375
Barton Capital LLC 0.620%, due 11/04/16	25,000,000	24,998,755
0.620%, due 11/30/16	20,000,000	19,990,833
0.630%, due 11/15/16	16,203,000	16,199,685
Fairway Finance Co. LLC 0.650%, due 12/21/16	25,000,000	24,974,925
Gotham Funding Corp. 0.650%, due 11/17/16	30,000,000	29,992,449
0.850%, due 01/26/17	25,000,000	24,941,638
Liberty Street Funding LLC 0.710%, due 12/13/16	30,000,000	29,976,028
0.890%, due 01/17/17	25,000,000	24,951,575
LMA Americas LLC 0.610%, due 11/07/16	14,350,000	14,348,661

Security description	Face Amount	Value
Commercial paper[1]—(concluded)
Asset backed-miscellaneous—(concluded)
Manhattan Asset Funding Co. LLC 0.600%, due 11/22/16	$35,000,000	$34,987,937
0.630%, due 12/01/16	20,000,000	19,989,581
Old Line Funding LLC 0.350%, due 11/01/16	25,001,000	25,000,708
0.900%, due 02/01/17	25,000,000	24,938,956
0.920%, due 01/23/17	25,000,000	24,946,800
Thunder Bay Funding LLC 0.850%, due 01/25/17	16,520,000	16,482,193
Victory Receivables Corp. 0.630%, due 11/17/16	20,000,000	19,994,966
0.640%, due 11/15/16	30,000,000	29,993,500
0.640%, due 11/17/16	30,000,000	29,992,449
Working Capital Management Co. 0.690%, due 12/21/16	20,000,000	19,979,940
0.710%, due 12/06/16	21,930,000	21,916,140

		553,589,603

Banking-non-US—15.38%
Caisse Centrale Desjardins 0.650%, due 11/30/16	25,000,000	24,989,583
0.690%, due 12/22/16	18,000,000	17,985,986
Erste Abwicklungsanstalt 0.520%, due 11/10/16	40,000,000	39,995,589
KFW International Finance, Inc. 0.830%, due 01/20/17	25,000,000	24,955,450
Mitsubishi UFJ Trust & Banking Corp. 0.900%, due 01/17/17	50,000,000	49,913,550
Mizuho Bank Ltd. 0.900%, due 01/12/17	60,000,000	59,911,183
0.900%, due 01/17/17	15,000,000	14,975,040
National Bank of Canada 0.830%, due 01/17/17	25,000,000	24,965,117
NRW Bank 0.840%, due 01/30/17	25,000,000	24,947,928
Societe Generale 0.240%, due 11/01/16	20,000,000	19,999,831
Svenska Handelsbanken AB 0.770%, due 01/24/17	27,500,000	27,450,133
United Overseas Bank Ltd. 0.670%, due 12/14/16	50,000,000	49,958,750

		380,048,140

Energy-integrated—2.23%
Sinopec Century Bright Capital Investment Ltd. 0.710%, due 11/01/16	55,000,000	54,999,381

Finance-captive automotive—1.01%
Toyota Motor Credit Corp. 0.750%, due 01/13/17	25,000,000	24,966,340

Finance-other—3.44%
CNPC Finance HK Ltd. 0.700%, due 11/01/16	85,000,000	84,999,044
Total commercial paper (cost—$1,098,560,220)		1,098,602,508

35

Prime Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—4.88%
Colorado—3.01%
Denver City & County Certificates of Participation Refunding, Series A2, 0.520%, due 11/01/16[2]	$49,520,000	$49,520,000
Series A3, 0.520%, due 11/01/16[2]	25,000,000	25,000,000

		74,520,000

Massachusetts—1.87%
Massachusetts Health & Educational Facilities Authority Revenue (Childrens Hospital), Series N-4,
0.510%, due 11/01/16[2]	46,100,000	46,100,000
Total municipal bonds and notes (cost—$120,620,000)		120,620,000

Repurchase agreements—30.17%
Repurchase agreement dated 10/25/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.310% due 11/01/16, collateralized by $662,871,696 Federal Home Loan Mortgage Corp. obligations, 1.855% to 6.000% due 05/15/23 to 06/15/43, $552,560,112 Federal National Mortgage Association obligations, 2.089% to 10.500% due 03/25/19 to 10/01/46, and $30,921,716 Government National Mortgage Association obligation, 3.000% due 10/20/46; (value—$153,000,001); proceeds: $150,009,042	150,000,000	150,000,000

Security description	Face Amount	Value
Repurchase agreement dated 10/17/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.910% due 12/05/16, collateralized by $88,277,824 various asset-backed convertible bonds, 2.034% to 3.844% due 10/25/37 to 06/25/46; (value—$80,250,000); proceeds: $75,174,417[3,4]	$75,000,000	$75,000,000
Repurchase agreement dated 10/31/16 with Mitsubishi UFJ Securities USA, Inc. 0.320% due 11/01/16, collateralized by $962,048,530 Federal Home Loan Mortgage Corp. obligations, 0.835% to 5.000% due 07/15/25 to 11/01/46, $190,727,847 Federal National Mortgage Association obligations, 0.775% to 4.500% due 01/01/18 to 11/01/46, and $22,670,413 Government National Mortgage Association obligation, 2.750% due 04/20/38; (value—$530,400,000); proceeds: $520,004,622	520,000,000	520,000,000
Repurchase agreement dated 10/31/16 with State Street Bank and Trust Co., 0.010% due 11/01/16, collateralized by $559,519 US Treasury Note, 2.125%, 08/15/21; (value—$582,464); proceeds: $570,000	570,000	570,000
Total repurchase agreements (cost—$745,570,000)		745,570,000
Total investments (cost—$2,459,249,141 which approximates cost for federal income tax purposes)—99.52%		2,459,318,868

Other assets in excess of liabilities—0.48%		11,878,489
Net assets—100.00%		$2,471,197,357

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$94,284
Gross unrealized depreciation	(24,557)
Net unrealized appreciation	$69,727

36

Prime Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$998,950	$—	$998,950
Time deposits	—	350,000,000	—	350,000,000
Certificates of deposit	—	143,527,410	—	143,527,410
Commercial paper	—	1,098,602,508	—	1,098,602,508
Municipal bonds and notes	—	120,620,000	—	120,620,000
Repurchase agreements	—	745,570,000	—	745,570,000
Total	$—	$2,459,318,868	$—	$2,459,318,868

At October 31, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2016 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2016.
[4]	Illiquid investment at the period end.

See accompanying notes to financial statements.

37

Government Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
US government and agency obligations—55.68%
Federal Farm Credit Bank
0.504%, due 11/26/16[1]	$40,000,000	$40,000,000
0.506%, due 11/20/16[1]	23,000,000	22,998,200
0.557%, due 11/06/16[1]	100,000,000	99,994,720
0.573%, due 11/05/16[1]	100,000,000	99,999,580
0.579%, due 11/11/16[1]	133,000,000	133,056,382
0.585%, due 11/08/16[1]	128,700,000	128,617,468
0.605%, due 11/28/16[1]	40,000,000	39,997,942
0.618%, due 11/05/16[1]	95,000,000	95,001,107
0.624%, due 11/25/16[1]	100,000,000	99,969,043
0.624%, due 11/29/16[1]	122,000,000	122,000,000
0.667%, due 11/06/16[1]	118,500,000	118,486,085
0.842%, due 01/23/17[1]	100,000,000	100,020,317
Federal Home Loan Bank
0.250%, due 11/04/16[2]	37,000,000	36,999,229
0.265%, due 12/06/16[2]	160,000,000	159,958,778
0.270%, due 12/05/16[2]	88,000,000	87,977,560
0.284%, due 11/14/16[2]	92,494,000	92,484,648
0.285%, due 11/09/16[2]	25,000,000	24,998,417
0.286%, due 11/16/16[2]	129,848,000	129,832,526
0.290%, due 12/30/16[2]	80,000,000	79,961,978
0.293%, due 12/28/16[2]	150,000,000	149,930,412
0.300%, due 12/06/16[2]	28,200,000	28,191,775
0.300%, due 12/13/16[2]	80,000,000	79,972,000
0.305%, due 11/07/16[2]	150,000,000	149,992,375
0.325%, due 12/29/16[2]	150,000,000	149,921,458
0.331%, due 11/09/16[2]	100,000,000	99,992,644
0.335%, due 11/22/16[2]	105,000,000	104,979,481
0.340%, due 12/16/16[2]	150,000,000	149,936,250
0.343%, due 11/23/16[2]	100,000,000	99,979,039
0.344%, due 11/30/16[2]	150,000,000	149,958,433
0.344%, due 01/06/17[2]	100,000,000	99,936,933
0.345%, due 12/16/16[2]	45,000,000	44,980,594
0.350%, due 01/20/17[2]	100,000,000	99,922,222
0.350%, due 01/30/17[2]	50,000,000	49,956,250
0.360%, due 01/20/17[2]	132,500,000	132,394,000
0.374%, due 01/11/17[2]	168,000,000	167,876,081
0.400%, due 02/15/17[2]	82,500,000	82,402,833
0.414%, due 01/21/17[1]	180,000,000	179,996,910
0.417%, due 01/24/17[1]	160,000,000	159,991,218
0.420%, due 11/02/16[2]	34,400,000	34,399,599
0.420%, due 11/14/16[2]	30,000,000	29,995,450
0.435%, due 01/06/17[2]	143,000,000	142,885,957
0.435%, due 01/25/17[2]	123,000,000	122,873,669
0.440%, due 01/11/17[2]	98,000,000	97,914,958
0.457%, due 02/01/17[2]	100,000,000	99,885,000
0.460%, due 02/13/17[2]	50,000,000	49,933,556
0.461%, due 02/01/17[1]	75,000,000	75,000,000
0.465%, due 01/18/17[2]	100,000,000	99,899,250
0.467%, due 03/31/17[2]	160,000,000	159,688,667
0.470%, due 01/20/17	50,000,000	49,996,522
0.478%, due 02/15/17[2]	100,000,000	99,859,256
0.479%, due 02/22/17[2]	50,000,000	49,924,824
0.484%, due 03/01/17[2]	100,000,000	99,838,667
0.489%, due 04/07/17[2]	100,000,000	99,786,742

Security description	Face Amount	Value
US government and agency obligations—(concluded)
0.499%, due 04/05/17[2]	$161,000,000	$160,654,096
0.506%, due 11/18/16[1]	149,000,000	149,000,000
0.519%, due 11/12/16[1]	150,000,000	149,977,359
0.545%, due 11/28/16[1]	44,750,000	44,743,554
0.550%, due 06/27/17[2]	50,000,000	49,818,194
0.560%, due 03/15/17[2]	69,500,000	69,355,131
0.574%, due 11/22/16[1]	54,500,000	54,498,227
0.577%, due 11/03/16[1]	50,000,000	50,000,000
0.582%, due 11/06/16[1]	50,000,000	50,000,000
0.585%, due 01/17/17[1]	75,000,000	75,000,000
0.595%, due 11/10/16[1]	60,000,000	59,981,486
0.602%, due 11/02/16[1]	69,050,000	69,048,075
0.613%, due 01/20/17[1]	90,000,000	90,000,000
0.619%, due 01/16/17[1]	140,000,000	140,000,000
0.668%, due 11/05/16[1]	50,000,000	50,000,000
0.733%, due 12/23/16[1]	150,000,000	149,992,847
0.806%, due 01/27/17[1]	27,000,000	27,049,732
0.806%, due 01/27/17[1]	14,000,000	14,025,787
0.808%, due 12/30/16[1]	100,000,000	100,000,000
0.821%, due 01/01/17[1]	100,000,000	100,000,000
Federal Home Loan Mortgage Corp.
0.350%, due 12/05/16[2]	140,000,000	139,953,722
0.380%, due 12/20/16[2]	200,000,000	199,896,556
0.400%, due 12/22/16[2]	100,000,000	99,943,333
0.410%, due 01/06/17	123,500,000	123,407,169
0.490%, due 05/15/17[2]	222,000,000	221,410,775
0.593%, due 11/05/16[1]	150,000,000	150,000,000
0.842%, due 01/08/17[1]	140,000,000	140,000,000
Federal National Mortgage Association
0.305%, due 11/02/16[2]	100,000,000	99,999,153
0.609%, due 06/01/17	97,061,000	96,719,893
0.807%, due 12/20/16[1]	100,000,000	99,983,900
0.811%, due 12/21/16[1]	30,000,000	30,113,925
0.846%, due 01/11/17[1]	100,000,000	100,000,000
US Treasury Bill
0.334%, due 12/08/16[2]	135,000,000	134,953,657
US Treasury Notes
0.500%, due 11/30/16	62,500,000	62,507,994
0.514%, due 11/01/16[1]	207,300,000	207,316,433
0.875%, due 11/30/16	140,000,000	140,059,255
0.875%, due 12/31/16	570,000,000	570,419,982
0.875%, due 02/28/17	100,000,000	100,143,720
1.000%, due 03/31/17	239,000,000	239,479,238
1.875%, due 08/31/17	48,000,000	48,467,691
2.750%, due 11/30/16	141,000,000	141,265,892
3.000%, due 02/28/17	155,000,000	156,320,929
Total US government and agency obligations (cost—$10,160,054,710)		10,160,054,710

38

Government Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
Repurchase agreements—41.65%
Repurchase agreement dated 10/31/16 with BNP Paribas Securities Corp., 0.320% due 11/01/16, collateralized by $100 US Treasury Bill, zero coupon due 01/12/17, $200 US Treasury Bond, 8.875% due 08/15/17, $100 US Treasury Inflation Index Bond, 2.000% due 01/15/26, $456,033,400 US Treasury Notes, zero coupon to 2.625% due 10/31/17 to 03/31/23, $2,100,400 US Treasury Bond Principal STRIP, zero coupon due 02/15/45 and $3,963,704 US Treasury Bonds STRIPs, zero coupon due 11/15/16 to 02/15/35; (value—$459,000,000); proceeds: $450,004,000	$450,000,000	$450,000,000

Repurchase agreement dated 10/31/16 with BNP Paribas Securities Corp., 0.330% due 11/01/16, collateralized by $5,000 Federal Farm Credit Bank obligation, 2.870% due 11/18/24, $1,800,000 Federal Home Loan Bank obligations, 5.250% to 5.365% due 12/09/22 to 09/09/24, $69,678,086 Federal Home Loan Mortgage Corp. obligations, 1.000% to 3.750% due 07/28/17 to 03/27/19, $20,285,000 Federal National Mortgage Association obligations, zero coupon to 5.625% due 10/26/17 to 11/15/30, $1,907,600 US Treasury Bonds, 8.125% to 8.875% due 02/15/19 to 08/15/19, $400 US Treasury Inflation Index Bond, 2.125% due 02/15/41, $8,963,000 US Treasury Notes, zero coupon to 1.750% due 01/31/18 to 05/15/23, $100 US Treasury Bond Principal STRIP, zero coupon due 08/15/45 and $211 US Treasury Bonds STRIPs, zero coupon due 08/15/17 to 02/15/32; (value—$102,000,000); proceeds: $100,000,917

	100,000,000	100,000,000
Repurchase agreement dated 10/31/16 with Federal Reserve Bank of New York, 0.250% due 11/01/16, collateralized by $224,662,900 US Treasury Bond, 3.125% due 02/15/43 and $5,021,632,800 US Treasury Notes, 2.000% to 3.625% due 08/15/19 to 02/15/22; (value—$5,520,038,394); proceeds: $5,520,038,333	5,520,000,000	5,520,000,000
Repurchase agreement dated 10/26/16 with Goldman Sachs & Co., 0.270% due 11/02/16, collateralized by $70,558,400 US Treasury Bond, 3.125% due 02/15/42 and $174,126,400 US Treasury Notes, 1.625% to 1.875% due 08/31/17 to 10/31/23; (value—$255,000,019); proceeds: $250,013,125	250,000,000	250,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)

Repurchase agreement dated 10/31/16 with Goldman Sachs & Co., 0.310% due 11/01/16, collateralized by $75,984,000 Federal Home Loan Bank obligations, zero coupon to 3.300% due 01/27/17 to 08/23/41, $1,000,000 The Financing Corp. obligation, 9.650% due 11/02/18, $149,578,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.750% due 11/04/16 to 07/15/32, $191,593,000 Federal National Mortgage Association obligations, zero coupon to 7.250% due 11/15/16 to 08/06/38 and $1,378,000 Tennessee Valley Authority Bonds, 3.500% to 3.875% due 02/15/21 to 12/15/42; (value—$427,788,518); proceeds: $419,403,612

	$419,400,000	$419,400,000
Repurchase agreement dated 10/31/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.320% due 11/01/16, collateralized by $74,359,600 US Treasury Inflation Index Bond, 3.875% due 04/15/29, $227,286,600 US Treasury Inflation Index Note, 2.375% due 01/15/17 and $37,574,700 US Treasury Note, 2.125% due 08/15/21; (value—$469,200,062); proceeds: $460,004,089	460,000,000	460,000,000
Repurchase agreement dated 10/31/16 with State Street Bank and Trust Co., 0.010% due 11/01/16, collateralized by $905,046 US Treasury Note, 2.125%, 08/15/21; (value—$942,161); proceeds: $922,000	922,000	922,000
Repurchase agreement dated 10/31/16 with Toronto-Dominion Bank, 0.320% due 11/01/16, collateralized by $176,686,493 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.500% due 12/01/25 to 08/01/46 and $476,544,226 Federal National Mortgage Association obligations, 2.500% to 6.000% due 12/01/25 to 08/01/46: (value—$408,000,000); proceeds: $400,003,556	400,000,000	400,000,000
Total repurchase agreements (cost—$7,600,322,000)		7,600,322,000
Total investments (cost—$17,760,376,710 which approximates cost for federal income tax purposes)—97.33%		17,760,376,710

Other assets in excess of liabilities—2.67%		486,837,889
Net assets—100.00%		$18,247,214,599

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 52.

39

Government Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$10,160,054,710	$—	$10,160,054,710
Repurchase agreements	—	7,600,322,000	—	7,600,322,000
Total	$—	$17,760,376,710	$—	$17,760,376,710

At October 31, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.

See accompanying notes to financial statements.

40

Treasury Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
US government obligations—53.10%
US Treasury Bills[1]
0.301%, due 11/25/16	$150,000,000	$149,969,900
0.310%, due 01/05/17	248,000,000	247,861,189
0.333%, due 01/19/17	150,000,000	149,890,552
0.334%, due 12/08/16	130,000,000	129,955,374
0.341%, due 12/08/16	130,000,000	129,954,439
0.356%, due 01/12/17	145,000,000	144,896,760
0.390%, due 11/03/16	235,000,000	234,994,908
0.447%, due 02/23/17	130,000,000	129,815,779
0.451%, due 02/16/17	35,000,000	34,953,083
0.456%, due 03/02/17	150,000,000	149,770,352
0.496%, due 04/13/17	150,000,000	149,663,133
0.573%, due 03/30/17	200,000,000	199,525,683
US Treasury Notes
0.500%, due 11/30/16	212,500,000	212,491,993
0.500%, due 01/31/17	555,000,000	555,129,813
0.500%, due 02/28/17	205,000,000	205,019,648
0.500%, due 04/30/17	150,000,000	150,010,873
0.510%, due 11/01/16[2]	240,000,000	239,971,012
0.518%, due 11/01/16[2]	353,000,000	352,990,498
0.524%, due 11/01/16[2]	419,200,000	419,216,145
0.540%, due 11/01/16[2]	547,000,000	547,044,332
0.622%, due 11/01/16[2]	316,750,000	317,026,812
0.625%, due 11/15/16	100,000,000	100,000,905
0.625%, due 12/31/16	370,000,000	370,098,410
0.625%, due 02/15/17	125,000,000	125,033,072
0.625%, due 05/31/17	100,000,000	100,027,940
0.750%, due 01/15/17	529,469,000	529,841,420
0.750%, due 06/30/17	300,000,000	300,329,242
0.875%, due 12/31/16	445,000,000	445,323,647
0.875%, due 01/31/17	435,000,000	435,525,469
0.875%, due 02/28/17	120,000,000	120,159,593
0.875%, due 04/30/17	200,000,000	200,347,040
0.875%, due 05/15/17	150,000,000	150,284,278
1.000%, due 03/31/17	329,000,000	329,652,724
1.875%, due 08/31/17	100,000,000	100,974,357
2.750%, due 11/30/16	131,000,000	131,247,069
3.000%, due 02/28/17	135,000,000	136,150,486
Total US government obligations (cost—$8,425,147,930)		8,425,147,930

Repurchase agreements—45.92%
Repurchase agreement dated 10/25/16 with Barclays Capital, Inc., 0.290% due 11/01/16, collateralized by $102,879,900 US Treasury Bonds 3.000% to 8.750% due 05/15/17 to 11/15/45, $1,058 US Treasury Inflation Index Bond, zero coupon due 04/15/28, $288,301,800 US Treasury Notes 0.500% to 2.500% due 05/15/17 to 08/15/26, $2,692,800, US Treasury Bonds Principal STRIPs, zero coupon due 08/15/20 to 08/15/43 and $124,352,159 US Treasury Bonds STRIPs, zero coupon due 02/15/19 to 11/15/44; (value—$510,000,040); proceeds: $500,028,194	500,000,000	500,000,000

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/26/16 with Barclays Capital, Inc., 0.310% due 11/02/16, collateralized by $439,399,615 US Treasury Inflation Index Notes, zero coupon to 0.125% due 04/15/17 to 04/15/26, $226,157,200 US Treasury Notes, zero coupon due 01/31/17 to 07/31/18, $2,522,800 US Treasury Bonds Principal STRIPs, zero coupon due 11/15/16 to 05/15/44 and $42,981,993 US Treasury Bonds STRIPs, zero coupon due 05/15/18 to 08/15/46; (value—$714,000,039); proceeds: $700,042,194	$700,000,000	$700,000,000
Repurchase agreement dated 10/31/16 with Barclays Capital, Inc., 0.320% due 11/01/16, collateralized by $639 US Treasury Inflation Index Bonds, zero coupon due 04/15/27 to 04/15/29, $1,016 US Treasury Inflation Index Notes, zero coupon due 04/15/17 to 10/15/25, $467,199,500 US Treasury Notes, 1.000% to 3.375% due 12/15/17 to 05/15/26, $11,000 US Treasury Bonds Principal STRIPs, zero coupon due 11/15/17 to 05/15/43 and $27,061,425 US Treasury Bonds STRIPs, zero coupon due 02/15/19 to 05/15/46; (value—$510,000,001); proceeds: $500,004,444	500,000,000	500,000,000
Repurchase agreement dated 10/31/16 with Federal Reserve Bank of New York, 0.250% due 11/01/16, collateralized by $165,078,600 US Treasury Bonds, 3.125% to 5.000% due 05/15/37 to 02/15/43 and $3,331,601,800 US Treasury Notes, 2.000% to 2.750% due 09/30/20 to 11/15/23; (value—$3,785,026,294); proceeds: $3,785,026,285	3,785,000,000	3,785,000,000
Repurchase agreement dated 10/25/16 with Goldman Sachs & Co., 0.270% due 11/01/16, collateralized by $53,266,800 US Treasury Bond, 6.125% due 08/15/29 and $170,640,500 US Treasury Notes, 1.625% to 2.750% due 02/28/18 to 08/15/20; (value—$255,000,042); proceeds: $250,013,125	250,000,000	250,000,000
Repurchase agreement dated 10/25/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.290% due 11/01/16, collateralized by $139,322,900 US Treasury Bond, 4.250% due 11/15/40 and $67,466,800 US Treasury Inflation Index Note, 0.125% due 07/15/24; (value—$255,000,068); proceeds: $250,014,097	250,000,000	250,000,000

41

Treasury Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/26/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.300% due 11/02/16, collateralized by $199,370,100 US Treasury Inflation Index Note, 0.125% due 07/15/24; (value—$204,000,066); proceeds: $200,011,667	$200,000,000	$200,000,000

Repurchase agreement dated 10/31/16 with Mitsubishi UFJ Securities USA, Inc., 0.300% due 11/01/16, collateralized by $59,912,100 US Treasury Bills, zero coupon due 04/06/17 to 09/14/17, $253,902,800 US Treasury Bonds, 2.500% to 8.750% due 08/15/20 to 05/15/46, $7,330,500 US Treasury Inflation Index Bonds, 2.000% to 6.250% due 01/15/26 to 05/15/30, $308,157,900 US Treasury Inflation Index Notes, 0.125% to 1.375% due 01/15/20 to 01/15/26, $399,275,300 US Treasury Notes, 0.625% to 3.750% due 06/30/17 to 05/15/26, $15,318,600 US Treasury Bonds Principal STRIPs, zero coupon due 08/15/41 to 11/15/41; (value—$1,122,000,043); proceeds: $1,100,009,167

	1,100,000,000	1,100,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/16 with State Street Bank and Trust Co., 0.010% due 11/01/16, collateralized by $105,000 US Treasury Note, 0.750% due 12/31/17; (value—$105,276); proceeds: $103,000	$103,000	$103,000
Total repurchase agreements (cost—$7,285,103,000)		7,285,103,000
Total investments (cost—$15,710,250,930 which approximates cost for federal income tax purposes)—99.02%		15,710,250,930

Other assets in excess of liabilities—0.98%		155,504,160
Net assets—100.00%		$15,865,755,090

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 52.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$8,425,147,930	$—	$8,425,147,930
Repurchase agreements	—	7,285,103,000	—	7,285,103,000
Total	$—	$15,710,250,930	$—	$15,710,250,930

At October 31, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

See accompanying notes to financial statements.

42

Prime CNAV Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
US government and agency obligations—2.03%
Federal Home Loan Bank 0.614%, due 11/22/16[1]	$5,000,000	$5,000,000
US Treasury Notes 0.514%, due 07/31/18[1]	4,600,000	4,599,676
0.612%, due 01/31/18[1]	250,000	250,117
0.625%, due 05/31/17	10,000,000	9,996,362
Total US government and agency obligations (cost—$19,846,155)		19,846,155

Time deposits—15.99%
Banking-non-US—15.99%
Credit Agricole Corporate & Investment Bank 0.310%, due 11/01/16	31,000,000	31,000,000
DnB NOR Bank ASA 0.300%, due 11/01/16	20,000,000	20,000,000
Natixis 0.300%, due 11/01/16	30,000,000	30,000,000
Skandinaviska Enskilda Banken AB 0.310%, due 11/01/16	40,000,000	40,000,000
Svenska Handelsbanken 0.300%, due 11/01/16	35,000,000	35,000,000
Total time deposits (cost—$156,000,000)		156,000,000

Certificates of deposit—21.47%
Banking-non-US—17.94%
Bank of Montreal 0.860%, due 01/03/17	5,000,000	5,000,000
0.880%, due 01/11/17	10,000,000	10,000,000
0.981%, due 11/14/16[1]	5,000,000	5,000,000
1.130%, due 11/14/16[1]	9,000,000	9,000,000
Bank of Nova Scotia 1.097%, due 11/23/16[1]	7,000,000	7,000,826
Canadian Imperial Bank 1.025%, due 11/14/16[1]	4,000,000	4,000,000
1.077%, due 02/06/17[1]	3,000,000	3,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 1.109%, due 11/10/16[1]	8,000,000	8,000,000
DnB NOR Bank ASA 1.034%, due 01/26/17[1]	9,000,000	9,000,000
1.132%, due 12/13/16[1]	9,000,000	9,000,000
KBC Bank N.V. 0.440%, due 11/01/16	25,000,000	25,000,000
Oversea-Chinese Banking Corp. Ltd. 0.530%, due 11/21/16	8,000,000	8,000,000
0.980%, due 01/13/17	21,000,000	21,000,618
Royal Bank of Canada 0.770%, due 12/01/16	3,000,000	3,000,000
Skandinaviska Enskilda Banken AB 1.103%, due 12/28/16[1]	5,000,000
		5,000,000
Sumitomo Mitsui Banking Corp. 0.950%, due 12/16/16	16,000,000
		16,000,000
Svenska Handelsbanken 1.071%, due 11/15/16[1]	8,000,000	8,000,000

Security description	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Swedbank AB 0.410%, due 11/03/16	$20,000,000	$20,000,000

		175,001,444

Banking-US—3.53%
Citibank New York N.A. 0.870%, due 02/14/17	10,000,000	10,000,000
1.000%, due 03/28/17	10,000,000	10,000,000
State Street Bank & Trust Co. 0.979%, due 11/10/16[1]	3,000,000	3,000,000
1.176%, due 01/10/17[1]	5,000,000	5,000,000
Wells Fargo Bank N.A. 1.020%, due 02/21/17	6,500,000	6,500,000

		34,500,000
Total certificates of deposit (cost—$209,501,444)		209,501,444

Commercial paper[2]—58.41%
Asset backed-miscellaneous—26.77%
Antalis S.A 0.630%, due 11/30/16	10,000,000	9,994,925
Atlantic Asset Securitization LLC 0.310%, due 11/01/16	15,000,000	15,000,000
Barton Capital LLC 0.410%, due 11/01/16	10,000,000	10,000,000
0.610%, due 11/03/16	15,000,000	14,999,492
CAFCO LLC 0.830%, due 11/22/16	5,000,000	4,997,579
0.850%, due 11/22/16	5,000,000	4,997,521
0.850%, due 12/12/16	8,000,000	7,992,256
0.870%, due 11/22/16	6,000,000	5,996,955
0.900%, due 12/20/16	7,000,000	6,991,425
Fairway Finance Corp. 0.830%, due 11/28/16	15,000,000	14,990,662
0.880%, due 11/28/16	10,000,000	9,993,400
Gotham Funding Corp. 0.850%, due 01/26/17	10,000,000	9,979,694
1.017%, due 12/19/16	10,000,000	9,986,667
Liberty Funding LLC 0.850%, due 12/05/16	5,000,000	4,995,986
0.880%, due 12/07/16	5,000,000	4,995,600
0.920%, due 12/12/16	7,000,000	6,992,666
Manhattan Asset Funding Co. LLC 0.970%, due 12/12/16	10,000,000	9,988,953
Old Line Funding LLC 0.350%, due 11/01/16	25,000,000	25,000,000
0.880%, due 12/05/16	5,000,000	4,995,844
0.920%, due 01/18/17	5,000,000	4,990,033
1.018%, due 03/07/17	10,000,000	9,965,000
Starbird Funding Corp. 0.800%, due 11/01/16	4,250,000	4,250,000
0.970%, due 12/01/16	15,000,000	14,987,875
0.970%, due 12/06/16	5,000,000	4,995,285

43

Prime CNAV Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
Commercial paper[2]—(concluded)
Asset backed-miscellaneous—(concluded)
Thunder Bay Funding LLC 0.940%, due 01/17/17	$9,000,000	$8,981,905
1.170%, due 02/09/17	2,000,000	1,993,500
Victory Receivables Corp. 0.800%, due 12/02/16	5,000,000	4,996,556
0.820%, due 11/10/16	5,000,000	4,998,975
0.850%, due 01/25/17	7,000,000	6,985,951
0.930%, due 11/28/16	5,000,000	4,996,512
1.017%, due 12/13/16	6,140,000	6,132,837

		261,164,054

Banking-non-US—15.97%
ANZ National International Ltd. 1.150%, due 03/28/17	10,000,000	9,953,042
BNZ International Funding Ltd. 0.850%, due 11/03/16	5,000,000	4,999,764
Commonwealth Bank of Australia 1.280%, due 01/17/17[1]	8,000,000	8,000,000
DBS Bank Ltd. 0.830%, due 11/14/16	7,000,000	6,997,902
Erste Abwicklungsanstalt 0.810%, due 11/21/16	5,000,000	4,997,750
0.820%, due 11/10/16	5,000,000	4,998,975
1.030%, due 01/18/17	5,000,000	4,988,842
KFW International Finance, Inc. 0.640%, due 11/07/16	15,000,000	14,998,400
Mizuho Bank Ltd. 0.880%, due 01/17/17	15,000,000	14,971,767
0.900%, due 11/18/16	5,000,000	4,997,875
National Bank of Canada 0.830%, due 01/17/17	15,000,000	14,973,371
Nordea Bank AB 0.725%, due 01/04/17	9,500,000	9,487,755
0.900%, due 12/06/16	5,000,000	4,995,625
NRW Bank 0.840%, due 01/30/17	10,000,000	9,979,000
Societe Generale 0.240%, due 11/01/16	15,000,000	15,000,000
United Overseas Bank Ltd. 0.880%, due 01/25/17	10,000,000	9,979,222
0.900%, due 01/18/17	5,000,000	4,990,250
0.920%, due 01/13/17	3,000,000	2,994,403
0.960%, due 01/17/17	2,000,000	1,995,893
Westpac Banking Corp. 0.980%, due 01/04/17	1,500,000	1,497,387

		155,797,223

Banking-US—6.45%
Bedford Row Funding Corp. 1.100%, due 05/04/17	7,000,000	6,960,644
1.230%, due 03/13/17	10,000,000	9,954,900
1.238%, due 07/05/17[1]	3,000,000	3,000,000
BNP Paribas Fortis Funding LLC 0.300%, due 11/01/16	35,000,000	35,000,000

Security description	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-US—(concluded)
Toronto-Dominion Holdings USA, Inc. 0.740%, due 11/01/16	$8,000,000	$8,000,000

		62,915,544

Finance-other—4.10%
CNPC Finance 0.670%, due 11/01/16	15,000,000	15,000,000
0.700%, due 11/01/16	25,000,000	25,000,000

		40,000,000

Technology-hardware—2.56%
Apple, Inc. 0.510%, due 11/29/16	25,000,000	24,990,083

Tobacco—2.56%
Philip Morris International, Inc. 0.310%, due 11/01/16	25,000,000	25,000,000
Total commercial paper (cost—$569,866,904)		569,866,904

Repurchase agreements—2.09%
Repurchase agreement dated 10/31/16 with Goldman Sachs & Co., 0.310% due 11/01/16, collateralized by $38,465,900 US Treasury Bonds Principal STRIP, zero coupon due 11/15/40; (value—$20,400,005); proceeds: $20,00,172	20,000,000	20,000,000
Repurchase agreement dated 10/31/16 with State Street Bank and Trust Co., 0.010% due 11/01/16, collateralized by $350,435 US Treasury Note, 2.125% due 08/15/21; (value—$364,806); proceeds: $357,000	357,000	357,000
Total repurchase agreements (cost—$20,357,000)		20,357,000
Total investments (cost—$975,571,503 which approximates cost for federal income tax purposes)—99.99%		975,571,503

Other assets in excess of liabilities—0.01%		107,912
Net assets—100.00%		$975,679,415

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 52.

44

Prime CNAV Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$19,846,155	$—	$19,846,155
Time deposits	—	156,000,000	—	156,000,000
Certificates of deposit	—	209,501,444	—	209,501,444
Commercial paper	—	569,866,904	—	569,866,904
Repurchase agreements	—	20,357,000	—	20,357,000
Total	$—	$975,571,503	$—	$975,571,503

At October 31, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.

See accompanying notes to financial statements.

45

Tax-Free Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—99.04%
Alaska—1.12%
Alaska International Airports Revenue Refunding (System), Series A, 0.630%, VRD	$7,000,000	$7,000,000
Valdez Marine Terminal Revenue (Exxon Pipeline Co. Project), 0.500%, VRD	2,000,000	2,000,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series A, 0.470%, VRD	2,290,000	2,290,000
Series B, 0.470%, VRD	2,250,000	2,250,000
Valdez Marine Terminal Revenue Refunding (ExxonMobil Project), 0.500%, VRD	6,300,000	6,300,000

		19,840,000

Arizona—0.36%
City of Phoenix Arizona Industrial Development Authority Health Care Facilities Revenue (Mayo Clinic), Series A, 0.470%, VRD	6,350,000	6,350,000

California—18.53%
Antelope Valley-East Kern Water Agency, Series A-2, 0.570%, VRD	15,000,000	15,000,000
California Health Facilities Financing Authority Revenue (Adventist Health Systems), Series A, 0.600%, VRD	5,300,000	5,300,000
Series B, 0.600%, VRD	4,400,000	4,400,000
California Health Facilities Financing Authority Revenue (Scripps Health), Series C, 0.590%, VRD	3,300,000	3,300,000
California Infrastructure & Economic Development Bank Revenue Refunding (Los Angeles County Museum of Natural History Foundation), Series B, 0.420%, VRD	9,545,000	9,545,000
California State Kindergarten, Series A1, 0.420%, VRD	17,900,000	17,900,000
Series A2, 0.420%, VRD	9,750,000	9,750,000
Series A3, 0.430%, VRD	3,720,000	3,720,000
Series A5, 0.460%, VRD	7,900,000	7,900,000
Series B2, 0.420%, VRD	22,085,000	22,085,000
Series B3, 0.350%, VRD	1,500,000	1,500,000
California State, Series A-1, 0.430%, VRD	1,370,000	1,370,000
Series B1, 0.420%, VRD	6,100,000	6,100,000
California Statewide Communities Development Authority Revenue (Painte Turtle), 0.570%, VRD	6,900,000	6,900,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
Chino Basin Regional Financing Authority Revenue Refunding (Inland Empire Utilities), Series B, 0.650%, VRD	$4,885,000	$4,885,000
Irvine Improvement Bond Act 1915 (Assessment District 87-8), 0.500%, VRD	2,600,000	2,600,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 03-19), Series B, 0.500%, VRD	10,700,000	10,700,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.640%, VRD	15,000,000	15,000,000
Irvine Unified School District Special Tax (Community Facilities District No. 09), Series A, 0.460%, VRD	6,750,000	6,750,000
Series B, 0.650%, VRD	12,825,000	12,825,000
Irvine Unified School District, Series C, 0.460%, VRD	44,240,000	44,240,000
Los Angeles Department of Water & Power Revenue (Power System), Subseries A-2, 0.450%, VRD	23,700,000	23,700,000
Los Angeles Water and Power Revenue, Subseries A-5, 0.490%, VRD	7,000,000	7,000,000
Subseries B-5, 0.590%, VRD	7,500,000	7,500,000
Subseries B-6, 0.470%, VRD	38,300,000	38,300,000
Manteca Redevelopment Agency Tax Allocation Refunding (Sub-Amended Merged Project), 0.500%, VRD	1,065,000	1,065,000
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.580%, VRD	1,715,000	1,715,000
Northern California Power Agency Revenue Refunding (Hydroelectric Project 1), Series A, 0.520%, VRD	15,000,000	15,000,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series A, 0.590%, VRD	6,000,000	6,000,000
Santa Clara Electric Revenue, Subseries B, 0.540%, VRD	5,155,000	5,155,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series B, 0.590%, VRD	2,500,000	2,500,000
Series C, 0.630%, VRD	7,190,000	7,190,000
West Covina Public Financing Authority Lease Revenue (Golf Course Project), Series B, 0.610%, VRD	1,330,000	1,330,000

		328,225,000

46

Tax-Free Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Colorado—3.50%
Denver City & County Certificates of Participation Refunding, Series A1, 0.520%, VRD	$36,345,000	$36,345,000
Series A2, 0.520%, VRD	5,600,000	5,600,000
Series A3, 0.520%, VRD	20,100,000	20,100,000

		62,045,000

Connecticut—0.36%
Connecticut State Health & Educational Facilities Authority Revenue (Yale University), Series V-2, 0.400%, VRD	6,345,000	6,345,000

District of Columbia—1.64%
District of Columbia University Revenue Refunding (Georgetown University), Series B, 0.600%, VRD	10,000,000	10,000,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Subseries B-2, 0.620%, VRD	10,000,000	10,000,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue, Subseries D-2, 0.530%, VRD	9,005,000	9,005,000

		29,005,000

Florida—3.01%
Florida Municipal Power Agency Revenue (All Requirements Supply), Series C, 0.550%, VRD	48,500,000	48,500,000
Gainesville Utilities System Revenue, Series A, 0.640%, VRD	3,550,000	3,550,000
JEA Water & Sewer System Revenue, Subseries A-1, 0.500%, VRD	1,240,000	1,240,000

		53,290,000

Georgia—1.29%
Municipal Electric Authority of Georgia (General Resolution Projects), Series C, 0.600%, VRD	17,000,000	17,000,000
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 0.620%, VRD	5,875,000	5,875,000

		22,875,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Illinois—8.78%
Chicago O’Hare International Revenue (Third Lien), Series C, 0.560%, VRD	$15,000,000	$15,000,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 0.630%, VRD	18,300,000	18,300,000
Illinois Development Finance Authority Revenue (Chicago Symphony Project), 0.600%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.690%, VRD	23,700,000	23,700,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.640%, VRD	5,000,000	5,000,000
Illinois Finance Authority Revenue (Advocate Health Care), Subseries C2A, 0.590%, VRD	11,000,000	11,000,000
Illinois Finance Authority Revenue (Northwestern Community Hospital), Series B, 0.610%, VRD	21,800,000	21,800,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B, 0.600%, VRD	9,725,000	9,725,000
Illinois Finance Authority Revenue (University of Chicago Medical Center), Series E-1, 0.480%, VRD	13,575,000	13,575,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A, 0.600%, VRD	13,100,000	13,100,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-1B, 0.630%, VRD	1,700,000	1,700,000
Series A-2D, 0.630%, VRD	3,300,000	3,300,000
Illinois Village of Channahon Revenue (Morris Hospital), 0.640%, VRD	6,775,000	6,775,000

		155,475,000

Indiana—4.79%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy Industrial Project), Series A-5, 0.480%, VRD	23,950,000	23,950,000

47

Tax-Free Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Indiana—(concluded)
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project), Series A-4, 0.500%, VRD	$19,100,000	$19,100,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series A, 0.550%, VRD	5,000,000	5,000,000
Series C, 0.610%, VRD	6,950,000	6,950,000
Indiana Finance Authority Hospital Revenue Refunding (Indiana University Obligated Group), Series B, 0.590%, VRD	4,525,000	4,525,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A, 0.560%, VRD	13,390,000	13,390,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.580%, VRD	4,500,000	4,500,000
Lawrenceburg Pollution Control Revenue Refunding (Indiana Michigan Power Co. Project), Series H, 0.640%, VRD	7,500,000	7,500,000

		84,915,000

Kansas—0.65%
Kansas State Department of Transportation Highway Revenue, Series C-4, 0.600%, VRD	11,500,000	11,500,000

Louisiana—2.76%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series A, 0.500%, VRD	43,750,000	43,750,000
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Gulf Opportunity Zone (ExxonMobil Project), 0.500%, VRD	1,900,000	1,900,000
East Baton Rouge Parish Pollution Control Revenue Refunding (Exxon Project), 0.500%, VRD	2,000,000	2,000,000
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2, 0.600%, VRD	1,300,000	1,300,000

		48,950,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Maryland—0.46%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A, 0.550%, VRD	$8,100,000	$8,100,000

Massachusetts—3.42%
Massachusetts Health & Educational Facilities Authority Revenue (Childrens Hospital), Series N-4, 0.510%, VRD	4,100,000	4,100,000
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University), Series R, 0.400%, VRD	5,700,000	5,700,000
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood), Series C, 0.520%, VRD	4,000,000	4,000,000
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare Systems), Series F3, 0.600%, VRD	20,000,000	20,000,000
University of Massachusetts Building Authority Revenue Refunding, Series 1, 0.600%, VRD	26,730,000	26,730,000

		60,530,000

Minnesota—2.94%
Rochester Health Care Facilities Revenue (Mayo Clinic), Series A, 0.580%, VRD	38,100,000	38,100,000
Series B, 0.580%, VRD	14,000,000	14,000,000

		52,100,000

Mississippi—4.50%
Jackson County Pollution Control Revenue Refunding (Chevron USA, Inc. Project), 0.520%, VRD	1,400,000	1,400,000
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series B, 0.520%, VRD	9,500,000	9,500,000
Series C, 0.480%, VRD	1,795,000	1,795,000
Series D, 0.500%, VRD	14,900,000	14,900,000
Series E, 0.520%, VRD	2,000,000	2,000,000
Series I, 0.480%, VRD	300,000	300,000
Series K, 0.520%, VRD	8,000,000	8,000,000
Series L, 0.520%, VRD	1,000,000	1,000,000
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project), Series B, 0.620%, VRD	500,000	500,000
Series C, 0.480%, VRD	1,000,000	1,000,000
Series E, 0.520%, VRD	18,150,000	18,150,000

48

Tax-Free Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Mississippi—(concluded)
Series F, 0.580%, VRD	$1,500,000	$1,500,000
Series G, 0.480%, VRD	6,705,000	6,705,000
Series H, 0.520%, VRD	9,000,000	9,000,000
Series J, 0.500%, VRD	4,000,000	4,000,000

		79,750,000

Missouri—3.39%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School), 0.530%, VRD	10,135,000	10,135,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis University), Series B-2, 0.480%, VRD	5,000,000	5,000,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series A, 0.500%, VRD	5,100,000	5,100,000
Series B, 0.500%, VRD	4,000,000	4,000,000
Series B, 0.520%, VRD	14,000,000	14,000,000
Series C, 0.480%, VRD	6,200,000	6,200,000
Series C, 0.480%, VRD	3,900,000	3,900,000
St. Charles County Public Water District No. 2 Refunding, Series A, 0.630%, VRD	11,725,000	11,725,000

		60,060,000

Nebraska—1.09%
Douglas County Hospital Authority No. 002 Revenue Refunding (Health Facilities for Children), Series A, 0.530%, VRD	8,000,000	8,000,000
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1, 0.530%, VRD	11,400,000	11,400,000

		19,400,000

New Hampshire—0.72%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), Series B, 0.490%, VRD	12,850,000	12,850,000

New Mexico—0.55%
New Mexico Finance Authority Transportation Revenue Refunding (Sub Lien), Subseries B-1, 0.600%, VRD	9,690,000	9,690,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
New York—21.35%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 0.630%, VRD	$1,915,000	$1,915,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries A-1, 0.510%, VRD	20,000,000	20,000,000
Subseries E-1, 0.490%, VRD	20,115,000	20,115,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-1, 0.580%, VRD	28,600,000	28,600,000
Series BB-2, 0.500%, VRD	14,050,000	14,050,000
Series BB-5, 0.480%, VRD	8,865,000	8,865,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series A, 0.520%, VRD	26,695,000	26,695,000
Series B-4, 0.480%, VRD	1,000,000	1,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Series C, 0.540% VRD	14,800,000	14,800,000
Subseries A-4, 0.480%, VRD	16,000,000	16,000,000
Subseries A-4, 0.490%, VRD	8,300,000	8,300,000
Subseries A-4, 0.500%, VRD	13,000,000	13,000,000
Subseries D-4, 0.540%, VRD	19,400,000	19,400,000
Subseries E-4, 0.520%, VRD	8,100,000	8,100,000
New York City, Series F, Subseries F-3, 0.500%, VRD	9,000,000	9,000,000
Subseries D-4, 0.500%, VRD	10,550,000	10,550,000
Subseries L-3, 0.500%, VRD	13,600,000	13,600,000
Subseries L-4, 0.500%, VRD	44,145,000	44,145,000
New York Dormitory Authority Revenues State Supported Debt (University of Rochester), Series A, 0.520%, VRD	3,850,000	3,850,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Columbia University), Series A, 0.590%, VRD	3,800,000	3,800,000
Series B, 0.580%, VRD	5,400,000	5,400,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Northern Westchester Association), 0.600%, VRD	4,310,000	4,310,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 0.610%, VRD	4,800,000	4,800,000
Series A-2, 0.630%, VRD	13,900,000	13,900,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured), 0.540%, VRD	9,500,000	9,500,000

49

Tax-Free Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York State Dormitory Authority Revenue Non-State Supported Debt (Senior Community, Inc.), 0.610%, VRD	$3,670,000	$3,670,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 0.600%, VRD	2,395,000	2,395,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B, 0.520%, VRD	2,300,000	2,300,000
New York State Housing Finance Agency (Riverside Center 2 Housing), Series A-3, 0.600%, VRD	5,000,000	5,000,000
Onondaga County Industrial Development Agency (Syracuse University Project), Series B, 0.570%, VRD	5,890,000	5,890,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University Project), Series A-1, 0.500%, VRD	4,580,000	4,580,000
Triborough Bridge & Tunnel Authority Revenue Refunding, Subseries B-2, 0.480%, VRD	20,400,000	20,400,000
Triborough Bridge & Tunnel Authority Revenue, Series B-3, 0.480%, VRD	10,380,000	10,380,000

		378,310,000

North Carolina—1.00%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured), Series E, 0.600%, VRD	8,565,000	8,565,000
Series H, 0.480%, VRD	9,135,000	9,135,000

		17,700,000

Ohio—2.71%
Butler County Capital Funding Revenue (CCAO Low Cost Capital), Series A, 0.630%, VRD	3,905,000	3,905,000
Centerville Health Care Revenue (Bethany Lutheran Village Project), Series B, 0.650%, VRD	6,400,000	6,400,000
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 0.610%, VRD	5,725,000	5,725,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Ohio—(concluded)
Columbus Sewer Revenue, Series B, 0.580%, VRD	$5,450,000	$5,450,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 0.630%, VRD	11,640,000	11,640,000
Ohio (Common Schools), Series A, 0.590%, VRD	1,375,000	1,375,000
Series B, 0.590%, VRD	13,610,000	13,610,000

		48,105,000

Oregon—0.15%
Clackamas County Hospital Facility Authority Revenue (Legacy Health System), Series C, 0.650%, VRD	2,700,000	2,700,000

Pennsylvania—2.47%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University), 0.520%, VRD	13,800,000	13,800,000
Allegheny County Industrial Development Authority Revenue (Education Center Watson), 0.650%, VRD	8,300,000	8,300,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.600%, VRD	6,500,000	6,500,000
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University), Second Series, 0.600%, VRD	6,500,000	6,500,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3, 0.630%, VRD	3,400,000	3,400,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.650%, VRD	5,235,000	5,235,000

		43,735,000

Rhode Island—0.05%
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project), 0.470%, VRD	900,000	900,000

Texas—6.42%
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 0.540%, VRD	18,040,000	18,040,000
Subseries C-2, 0.540%, VRD	21,475,000	21,475,000

50

Tax-Free Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Texas—(continued)
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-1, 0.540%, VRD	$9,690,000	$9,690,000
Series A-2, 0.540%, VRD	16,285,000	16,285,000
Houston Higher Education Finance Corp. Higher Education Revenue (Rice University Project), Series B, 0.660%, VRD	5,700,000	5,700,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project), 0.490%, VRD	4,200,000	4,200,000
Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding (ExxonMobil Project), 0.490%, VRD	8,060,000	8,060,000
Series A, 0.470%, VRD	6,000,000	6,000,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project), Series C, 0.640%, VRD	6,100,000	6,100,000
University of Texas Permanent University (Funding System), Series A, 0.570%, VRD	1,400,000	1,400,000
University of Texas Permanent University Fund System, Series A, 0.570%, VRD	12,120,000	12,120,000

Security description	Face Amount	Value
Municipal bonds and notes—(concluded)
Texas—(concluded)
University of Texas Revenues (Financing Systems), Series B, 0.570%, VRD	$4,690,000	$4,690,000

		113,760,000

Utah—1.03%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series C, 0.530%, VRD	7,000,000	7,000,000
Murray City Utah, Hospital Revenue (IHC Health Services, Inc.), Series D, 0.480%, VRD	11,200,000	11,200,000

		18,200,000
Total municipal bonds and notes (cost—$1,754,705,000)		1,754,705,000

Tax-exempt commercial paper—0.57%
Texas—0.57%
Methodist Hospital, 0.860%, due 12/19/16 (cost—$10,000,000)	10,000,000	10,000,000
Total investments (cost—$1,764,705,000 which approximates cost for federal income tax purposes)—99.61%		1,764,705,000

Other assets in excess of liabilities—0.39%		6,972,141
Net assets—100.00%		$1,771,677,141

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 52.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2016 in valuing the Master Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$1,754,705,000	$—	$1,754,705,000
Tax-exempt commercial paper	—	10,000,000	—	10,000,000
Total	$—	$1,764,705,000	$—	$1,764,705,000

At October 31, 2016, there were no transfers between Level 1 and Level 2.

See accompanying notes to financial statements.

51

Tax-Free Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
CCAO	County Commissioners Association of Ohio
FNMA	Federal National Mortgage Association
STRIP	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2016 and reset periodically.

See accompanying notes to financial statements.

52

Master Trust

Statement of operations

For the six months ended October 31, 2016 (unaudited)

	Prime Master Fund	Government Master Fund[1]	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$35,116,173	$18,924,593	$25,468,185	$2,205,626	$2,109,899
Expenses:
Investment advisory and administration fees	6,386,832	5,254,409	6,785,831	369,980	448,310
Trustees’ fees	61,464	48,108	80,268	14,341	15,875
Total expenses	6,448,296	5,302,517	6,866,099	384,321	464,185
Fee waivers by investment advisor	—	(1,242,860)	—	—	—
Net expenses	6,448,296	4,059,657	6,866,099	384,321	464,185
Net investment income	28,667,877	14,864,936	18,602,086	1,821,305	1,645,714
Net realized gain	1,399,007	86,745	67,815	4,568	—
Net change in unrealized appreciation/depreciation	69,727	—	—	—	—
Net increase in net assets resulting from operations	$30,136,611	$14,951,681	$18,669,901	$1,825,873	$1,645,714

[1]	Commenced operations on June 24, 2016.

See accompanying notes to financial statements.

53

Master Trust

Statement of changes in net assets

	Prime Master Fund		Government Master Fund
	For the six months ended October 31, 2016 (unaudited)	For the year ended April 30, 2016	For the period from June 24, 2016[1] to October 31, 2016 (unaudited)
From operations:

Net investment income	$28,667,877	$39,351,690	$14,864,936
Net realized gain	1,399,007	228,755	86,745
Net change in unrealized appreciation	69,727	—	—
Net increase in net assets resulting from operations	30,136,611	39,580,445	14,951,681
Net increase (decrease) in net assets from beneficial interest transactions	(14,756,205,600)	3,037,555,323	18,232,262,918
Net increase (decrease) in net assets	(14,726,068,989)	3,077,135,768	18,247,214,599
Net assets:
Beginning of period	17,197,266,346	14,120,130,578	—
End of period	$2,471,197,357	$17,197,266,346	$18,247,214,599

[1]	Commencement of operations.

54

Master Trust

Treasury Master Fund		Prime CNAV Master Fund		Tax-Free Master Fund
For the six months ended October 31, 2016 (unaudited)	For the year ended April 30, 2016	For the six months ended October 31, 2016 (unaudited)	For the period from January 19, 2016[1] to April 30, 2016	For the six months ended October 31, 2016 (unaudited)	For the year ended April 30, 2016

$18,602,086	$9,636,567	$1,821,305	$312,627	$1,645,714	$437,876
67,815	935,343	4,568	—	—	70,058
—	—	—	—	—	—
18,669,901	10,571,910	1,825,873	312,627	1,645,714	507,934
3,963,174,190	(762,944,902)	480,753,926	492,786,989	392,943,839	21,560,886
3,981,844,091	(752,372,992)	482,579,799	493,099,616	394,589,553	22,068,820

11,883,910,999	12,636,283,991	493,099,616	—	1,377,087,588	1,355,018,768
$15,865,755,090	$11,883,910,999	$975,679,415	$493,099,616	$1,771,677,141	$1,377,087,588

[1]	Commencement of operations.

See accompanying notes to financial statements.

55

Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2016 (unaudited)	Years ended April 30,
		2016	2015	2014	2013	2012
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	0.44%[1]	0.26%	0.11%	0.11%	0.19%	0.19%
Supplemental data:
Total investment return[2]	0.22%	0.26%	0.11%	0.11%	0.19%	0.20%
Net assets, end of period (000’s)	$2,471,197	$17,197,266	$14,120,131	$15,763,737	$19,137,609	$15,688,562

[1]	Annualized.
[2]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

56

Government Master Fund

Financial highlights

Selected financial data throughout the period is presented below:

For the period from June 24, 2016[1] to October 31, 2016 (unaudited)
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]
Expenses after fee waivers	0.08%[2]
Net investment income	0.28%[2]
Supplemental data:
Total investment return[3]	0.10%
Net assets, end of period (000’s)	$18,247,215

[1]	Commencement of operations.
[2]	Annualized.
[3]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

57

Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2016 (unaudited)	Years ended April 30,
		2016	2015	2014	2013	2012
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.09%	0.06%	0.06%	0.10%[2]	0.06%
Net investment income	0.27%[1]	0.08%	0.01%	0.01%	0.05%	0.01%
Supplemental data:
Total investment return[3]	0.14%	0.09%	0.01%	0.01%	0.05%	0.01%
Net assets, end of period (000’s)	$15,865,755	$11,883,911	$12,636,284	$12,511,157	$12,225,550	$13,044,384

[1]	Annualized.
[2]	Waiver by advisor represents less than 0.005%.
[3]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

58

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2016 (unaudited)	For the period from January 19, 2016[1] to April 30, 2016
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.00%[2,3]
Net investment income	0.47%[2]	0.43%[2]
Supplemental data:
Total investment return[4]	0.23%	0.12%
Net assets, end of period (000’s)	$975,679	$493,100

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005%.
[4]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

59

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2016 (unaudited)	Years ended April 30,
		2016	2015	2014	2013	2012
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.04%	0.04%	0.07%	0.10%[2]	0.10%[2]
Net investment income	0.35%[1]	0.03%	0.01%	0.01%	0.06%	0.06%
Supplemental data:
Total investment return[3]	0.19%	0.03%	0.01%	0.02%	0.07%	0.06%
Net assets, end of period (000’s)	$1,771,677	$1,377,088	$1,355,019	$1,391,038	$1,556,326	$1,160,792

[1]	Annualized.
[2]	Waiver by advisor represents less than 0.005%.
[3]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

60

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, and Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In August 2014, the FASB issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). The update provides guidance about management’s responsibility to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern and to provide related footnote disclosure. ASU 2014-15 is effective for annual reporting periods ending after December 15, 2016, and for annual and interim periods thereafter. Management is currently evaluating the impact of the guidance on the disclosures in the financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—The price of beneficial interests in Master Trust is based on net asset value.

Until October 11, 2016, Prime Master Fund valued its investments at amortized cost. Effective October 11, 2016, consistent with amendments to Rule 2a-7 under the 1940 Act, the net asset value of Prime Master Fund is calculated using market-based values, and the price of its beneficial interests fluctuate.

61

Master Trust

Notes to financial statements (unaudited)

Under Rule 2a-7 under the 1940 Act, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7 under the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Effective October 14, 2016, Prime CNAV Master Fund and Tax-Free Master Fund became “retail money market funds”. Under Rule 2a-7 under the 1940 Act, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board is assisted by UBS AM’s Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) with respect to making fair value determinations for the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

In May 2015 the FASB issued Accounting Standards Update No. 2015-07, Fair Value Measurement (Topic 820): “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU 2015-07”). The modification removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. In the event the Fund holds investments for which fair value is measured using the NAV per share practical expedient, a separate column will be

62

Master Trust

Notes to financial statements (unaudited)

added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Statement of net assets.

A fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

Liquidity fee and/or redemption gates—Effective October 14, 2016, consistent with amendments to Rule 2a-7 under the 1940 Act, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the event that any of Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. On or after October 14, 2016, if Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. On or after October 14, 2016, if any of Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interests of the Fund. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Each of Prime Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund retains the liquidity fees for the benefit of remaining interest holders. For the period ended October 31, 2016, the Board of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the 1940 Act or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or

63

Master Trust

Notes to financial statements (unaudited)

retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risks.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2016, each Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to UBS AM
Prime Master Fund	$288,692
Government Master Fund	1,506,965
Treasury Master Fund	1,357,581
Prime CNAV Master Fund	86,261
Tax-Free Master Fund	122,006

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM

64

Master Trust

Notes to financial statements (unaudited)

estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets. At October 31, 2016, UBS AM was obligated to reduce its management fees, otherwise receivable by UBS AM, for independent trustees’ fees as follows:

Fund
Prime Master Fund	$21,969
Government Master Fund	46,881
Treasury Master Fund	48,023
Prime CNAV Master Fund	8,782
Tax-Free Master Fund	8,943

Effective August 22, 2016 through December 31, 2016, with respect to Government Master Fund only, UBS AM has agreed to voluntarily waive 0.04% of its management fee. At October 31, 2016, UBS AM owed Government Master Fund, and for the period August 22, 2016 to October 31, 2016, UBS AM voluntarily waived, the below amounts, which are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Government Master Fund	$602,785	$1,242,860

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2016, and during the six months ended October 31, 2016, UBS AM did not owe and/or waive fees under such an additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the six months ended October 31, 2016, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
Government Master Fund	129,791,264
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	302,893,600

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

65

Master Trust

Notes to financial statements (unaudited)

Beneficial interest transactions

Prime Master Fund

	For the six months ended October 31, 2016	For the year ended April 30, 2016
Contributions	$15,077,460,417	$47,016,868,030
Withdrawals	(29,833,666,017)	(43,979,312,707)
Net increase (decrease) in beneficial interest	$(14,756,205,600)	$3,037,555,323

Government Master Fund

	For the period from June 24, 2016[1] to October 31, 2016
Contributions	$31,434,214,338
Withdrawals	(13,201,951,420)
Net increase in beneficial interest	$18,232,262,918

Treasury Master Fund

	For the six months ended October 31, 2016	For the year ended April 30, 2016
Contributions	$19,182,766,939	$28,255,411,545
Withdrawals	(15,219,592,749)	(29,018,356,447)
Net increase (decrease) in beneficial interest	$3,963,174,190	$(762,944,902)

Prime CNAV Master Fund

	For the six months ended October 31, 2016	For the period from January 19, 2016[1] to April 30, 2016
Contributions	$1,099,310,737	$566,064,862
Withdrawals	(618,556,811)	(73,277,873)
Net increase in beneficial interest	$480,753,926	$492,786,989

Tax-Free Master Fund

	For the six months ended October 31, 2016	For the year ended April 30, 2016
Contributions	$1,810,787,407	$1,598,987,976
Withdrawals	(1,417,853,568)	(1,577,427,090)
Net increase in beneficial interest	$392,943,839	$21,560,886

[1]	Commencement of operations.

66

Master Trust

Notes to financial statements (unaudited)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded, as of October 31, 2016, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months (or shorter period) ended October 31, 2016, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2016, and since inception for Government Master Fund and Prime CNAV Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

67

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund’s offering documents.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647- 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

68

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 12-13, 2016, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Prime CNAV Master Fund (“Prime CNAV Master”), Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, collectively with Prime CNAV Master, Prime Master and Treasury Master, each a “Master Fund” and collectively the “Master Funds”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Fund. The board reviewed and discussed with management the materials initially provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds’ and the Feeder Funds’ senior personnel and the Master Funds’ portfolio managers primarily responsible for the day-to-day management. The board recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on each Master Fund’s and corresponding Feeder Fund’s performance. The board also noted that Prime CNAV Master and its related Feeders Funds has only commenced operations in January 2016, so certain expense and performance information provided by UBS AM to the board had limited application to those Funds. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $143 billion in assets under management as of March 31, 2016 and was part of the UBS Asset Management Division, which had approximately $653 billion in assets under management worldwide as of March 31, 2016. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

69

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Prime Preferred Feeder Fund, Select Prime Preferred Feeder Fund, Select Treasury Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Prime Investor Feeder Fund, Select Prime Investor Feeder Fund, Select Treasury Investor Feeder Fund, Tax-Free Investor Feeder Fund and Select Treasury Capital Feeder Fund through August 31, 2017. The board also noted that management would pass through to the benefit of the Prime Investor Feeder Fund, Select Prime Investor Feeder Fund, Select Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund certain waivers from financial intermediaries. The board also took note of UBS AM’s voluntary undertaking to waive fees/reimburse expenses in the event that current Fund yields drop below a certain level. The board noted that such additional voluntary waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time in the future.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). With respect to Select Prime Investor Feeder Fund, Select Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on feeder fund asset size instead of master fund asset size (the “Supplemental Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Prime Reserves Feeder Fund’s and the Prime Preferred Feeder Fund’s Actual Management Fees and the Prime Investor Feeder Fund’s total expenses, the Prime CNAV Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

70

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Management noted that while the Prime Reserves Feeder Fund’s and the Prime Preferred Feeder Fund’s Actual Management Fees were above the Expense Group median by 8.2 basis points (i.e., 0.082%) and 4.2 basis points (i.e., 0.042%), respectively, the Prime Reserves Feeder Fund’s and the Prime Preferred Feeder Fund’s total expenses were below the applicable Expense Group median. Management explained that this differential is largely the result of the Prime Reserves Feeder Fund and the Prime Preferred Feeder Fund having more competitive gross yields (which resulted in the Prime Reserves Feeder Fund and the Prime Preferred Feeder Fund not having to waive their fees to the same extent as peers, which might have needed to reduce fees to a greater extent in order to maintain a positive yield). Management noted that the Prime Reserves Feeder Fund and the Prime Preferred Feeder Fund have a “unitary” fee structure, unlike many of the Expense Group peers. Management further noted that because the Prime Reserves Feeder Fund’s and the Prime Preferred Feeder Fund’s total expenses are below the applicable Expense Group median, it believes the overall expenses for the funds are in line with their peers.

Management noted that the Prime Investor Feeder Fund’s total expenses were above its Expense Group median (with the Prime Investor Feeder Fund’s total expenses the highest in the Expense Group). Management explained that the information for the Prime Investor Feeder Fund reflects expense data since its commencement in January 2016, a period of higher interest rates relative to its Expense Group peers, which reflect data based on annual financials covering longer 12-month periods of lower prevailing short-term rates, and thus higher yield floor waivers. Management noted that the Prime Investor Feeder Fund had the lowest Contractual Management Fee in its Expense Group.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Prime Institutional Feeder Fund’s Actual Management Fee and the Select Prime Investor Feeder Fund’s total expenses, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Management noted that while the Select Prime Institutional Feeder Fund’s Actual Management Fee was above its Expense Group median by one basis point (i.e., 0.01%), the Select Prime Institutional Feeder Fund’s total expenses were at the Expense Group median. Management explained that this differential is largely the result of the Select Prime Institutional Feeder Fund having more competitive gross yields (which resulted in the Select Prime Institutional Feeder Fund not having to waive its fees to the same extent as peers, which might have needed to reduce fees to a greater extent in order to maintain a positive yield). Management noted that the Select Prime Institutional Feeder Fund and the Select Prime Preferred Feeder Fund have a “unitary” fee structure, unlike many of the Expense Group peers. Management further noted that because the Select Prime Institutional Feeder Fund’s total expenses are at its Expense Group median, it believes the overall expenses for the fund are in line with its peers.

Management noted that the Select Prime Investor Feeder Fund’s total expenses were above its Expense Group median by one basis point (i.e., 0.01%). Management also noted that, compared to the Supplemental Expense Group, the Select Prime Investor Feeder Fund’s total expenses were below the median.

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund, Select Treasury Investor Feeder Fund and Select Treasury Capital Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Treasury Institutional Feeder Fund’s and the Select Treasury Preferred Feeder Fund’s total expenses, the Treasury Master Fund’s Contractual

71

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Management Fee and overall expenses were all at or below its corresponding Expense Group median, while the Treasury Master Fund’s Actual Management Fee was above the median with the related Feeder Funds’ fees taken into account. Management noted that the Select Treasury Investor Feeder Fund’s and the Select Treasury Capital Feeder Fund’s Actual Management Fees were 4.0 basis points (i.e., 0.040%) and 5.8 basis points (i.e., 0.058%) above the applicable Expense Group median, respectively, while the Select Treasury Investor Feeder Fund’s and the Select Treasury Capital Feeder Fund’s total expenses were below and at the applicable Expense Group median, respectively. Management explained that this differential is largely the result of the Select Treasury Investor Feeder Fund and the Select Treasury Capital Feeder Fund having more competitive gross yields (which resulted in the funds not having to waive their fees to the same extent as peers, which might have needed to reduce fees to a greater extent in order to maintain a positive yield). Management noted that the Select Treasury Institutional Feeder Fund and the Select Treasury Preferred Feeder Fund have a “unitary” fee structure, unlike many of the Expense Group peers. Management further noted that because the Select Treasury Investor Feeder Fund’s total expenses are below its Expense Group median (with the Select Treasury Investor Feeder Fund’s total expenses the lowest in the Expense Group) and the Select Treasury Capital Feeder Fund’s total expenses are at its Expense Group median, it believes the overall expenses for the funds are in line with their peers.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that the Tax-Free Master Fund’s Contractual Management Fee and overall expenses were each at or below its corresponding Expense Group median, while the Tax-Free Master Fund’s Actual Management Fee was above its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. Management noted that the Tax-Free Reserves Feeder Fund’s and the Tax-Free Preferred Feeder Fund’s Actual Management Fees were one basis point (i.e., 0.01%) above the applicable Expense Group median and the Tax-Free Investor Feeder Fund’s Actual Management Fee was 3.2 basis points (i.e., 0.032%) above its Expense Group median, while the Tax-Free Reserves Feeder Fund’s, the Tax-Free Preferred Feeder Fund’s and the Tax-Free Investor Feeder Fund’s total expenses were below the applicable Expense Group median. Management explained that this differential is largely the result of the Tax-Free Reserves Feeder Fund, the Tax-Free Preferred Feeder Fund and the Tax-Free Investor Feeder Fund having more competitive gross yields (which resulted in the funds not having to waive their fees to the same extent as peers, which might have needed to reduce fees to a greater extent in order to maintain a positive yield). Management noted that the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund have a “unitary” fee structure, unlike many of the Expense Group peers. Management further noted that because the Tax-Free Reserves Feeder Fund’s, the Tax-Free Preferred Feeder Fund’s and the Tax-Free Investor Feeder Fund’s total expenses are below the applicable Expense Group median (with the Tax-Free Investor Feeder Fund’s total expenses the lowest in the Expense Group), it believes the overall expenses for the funds are in line with their peers.

In light of the foregoing, the board determined that the management fees for each of Prime CNAV Master, Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of services provided to each Master Fund under the Management Contract.

Fund performance—With the exception of Prime CNAV Master, in considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five- and ten-year periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2016 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2016. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board

72

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

Because the Prime Reserves Feeder Fund, the Prime Preferred Feeder Fund and the Prime Investor Feeder Fund commenced operations in January 2016, comparative performance information was not provided for the Funds.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Select Prime Institutional Feeder Fund, the Select Prime Preferred Feeder Fund and the Select Prime Investor Feeder Fund was at or above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.)

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund, Select Treasury Investor Feeder Fund and Select Treasury Capital Feeder Fund

The comparative Broadridge information showed that the performance of the Select Treasury Institutional Feeder Fund, the Select Treasury Preferred Feeder Fund, the Select Treasury Investor Feeder Fund and the Select Treasury Capital Feeder Fund was at or above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Tax-Free Reserves Feeder Fund, the Tax-Free Preferred Feeder Fund and the Tax-Free Investor Feeder Fund was at or above its corresponding Performance Universe median for the one-, three- and five-year periods, as applicable, and since inception, except that the performance of the Tax-Free Investor Fund was below the Performance Universe median by one basis point (i.e., 0.01%) and two basis points (i.e., 0.02%) for the five-year and since inception periods, respectively. Management noted the Tax-Free Investor Feeder Fund’s improved performance over recent periods.

Based on its review, except as noted below, the board concluded that each Master Fund’s investment performance was acceptable. With respect to Prime CNAV Master, past performance was not a factor considered by the board, as that Master Fund and related Feeder Funds had less than six months of performance history.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

73

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Funds’ assets grew, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

74

Master Trust

Board approval of investment advisory agreement

(Government Master Fund) (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on November 17-18, 2015, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended, considered and approved a management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Government Master Fund (the “Master Fund”), a series of the Trust, in connection with the proposed establishment of a master-feeder fund structure involving (1) the organization of the Master Fund, which will serve as the “master fund,” and (2) the organization of UBS Select Government Preferred Fund, UBS Select Government Institutional Fund, UBS Select Government Investor Fund and UBS Select Government Capital Fund and UBS RMA Government Money Market Fund, each a series of a separate SEC registrant, which will serve as “feeder funds” and invest all or substantially all of their assets in the Master Fund (each, a “Feeder Fund” and collectively, the “Feeder Funds,” and collectively with the Master Fund, the “New Government Funds”). In considering the approval of the Management Contract, the board was able to draw on its knowledge of the Trust, its portfolios and UBS AM. The board recognized its familiarity with UBS AM and the management contract for the other portfolios of the Trust, including the extensive materials the board had previously reviewed in connection with the annual reconsideration of the management contract for the other portfolios. The board also received a memorandum discussing UBS AM’s reasons for proposing the establishment of the New Government Funds.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board recognized that although the Master Fund would be a new fund, the board was familiar with the services currently provided to other UBS master-feeder money market funds and that the service providers (including UBS AM as investment advisor) for the Master Fund would be the same as those for other UBS master-feeder money market funds. The board noted that the management services to be provided to the Master Fund by UBS AM under the Management Contract, and the administrative, distribution and shareholder services to be performed by UBS AM and its affiliates for the Master Fund and the Feeder Funds, would be similar to the services provided to those other UBS master-feeder money market funds. The board further noted that, with respect to UBS RMA Government Money Market Fund, UBS AM has proposed establishing that Feeder Fund to serve as the primary investment option for customers of UBS Financial Services Inc. that hold eligible brokerage accounts that offer sweep programs. The board’s evaluation of the services to be provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided to the Master Fund under the Management Contract.

Management fees and expense ratios—The board reviewed and considered the proposed contractual investment advisory and administration fee (the “Contractual Management Fee”) to be payable by the Master Fund to UBS AM in light of the nature, extent and quality of the advisory and administrative services to be provided by UBS AM. The board noted that under the master-feeder structure, the Master Fund will pay the Contractual Management Fee to UBS AM, and, in turn, each Feeder Fund will bear the Master Fund’s expenses in proportion to its investment in the Master Fund. In making its determination regarding the Master Fund’s fees, the board assessed (i) the Master Fund’s proposed management fee and estimated overall expenses, (ii) each Feeder Fund’s portion of the Master Fund’s proposed management fee and estimated overall expenses, and (iii) each Feeder Fund’s estimated overall expenses. The board noted that the proposed fee structure for the New Government Funds, including the Contractual Management Fee payable by the Master Fund to UBS AM, with its breakpoints, was generally the same as the fee structure of certain other UBS master-feeder money market funds. Management represented that those other UBS master-feeder money market funds are similar to the New Government Funds. The board further noted the similarities and differences in the proposed fee arrangements for UBS RMA Government Money Market Fund compared to the other Feeder Funds and UBS RMA U.S. Government Portfolio, the current government money market fund sweep option for eligible customers of UBS Financial Services Inc.

75

Master Trust

Board approval of investment advisory agreement

(Government Master Fund) (unaudited)

The board determined that the proposed management fee was reasonable in light of the nature, extent and quality of the services proposed to be provided to the Master Fund under the Management Contract.

Fund performance—Past performance was not a factor considered by the board, as the Master Fund and the Feeder Funds would be new funds.

Advisor profitability—As the Master Fund and Feeder Funds would be new funds, the board did not consider the profitability of UBS AM or its affiliates.

Economies of scale—The board noted management’s explanation that it anticipated that as the Master Fund grew in scale there could be potential economies of scale which might be passed to shareholders of the Feeder Funds via the Contractual Management Fee breakpoints. The board also noted that although the Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of the Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of potential economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other potential benefits to be received by UBS AM and its affiliates as a result of its relationship with the Master Fund and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Fund, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Fund and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates might receive were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed approval of the Management Contract in a private session with their independent legal counsel at which no representatives of UBS AM were present.

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78

Trustees

Richard Q. Armstrong

Chairman

Alan S. Bernikow

Richard R. Burt

Meyer Feldberg

Bernard H. Garil

Heather R. Higgins

David Malpass

Principal Officers

Mark E. Carver

President

Mark F. Kemper

Vice President and Secretary

Elbridge T. Gerry III

Vice President

Thomas Disbrow

Vice President and Treasurer

Robert Sabatino

Vice President

Lisa M. DiPaolo

Vice President

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2016. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1663

UBS Institutional/Reserves Funds

Semiannual Report  |  October 31, 2016

Includes:

•	UBS Select Prime Institutional Fund
•	UBS Select Government Institutional Fund
•	UBS Select Treasury Institutional Fund
•	UBS Prime Reserves Fund
•	UBS Tax-Free Reserves Fund

UBS Institutional/Reserves Funds

December 20, 2016

Dear Shareholder,

We present you with the semiannual report for the UBS Institutional/Reserves Series of Funds, namely UBS Select Prime Institutional Fund, UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund, UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund (previously, UBS Select Tax Free Institutional Fund) (the “Funds”) for the six months (or since commencement period for UBS Select Government Institutional Fund) ended October 31, 2016 (the “reporting period”).

Performance

In December 2015, prior to the beginning of the reporting period, the US Federal Reserve Board (the “Fed”) modestly raised the federal funds rate from a historically low range between 0% and 0.25% to a range between 0.25% and 0.50%. The federal funds rate, or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. However, the Fed kept rates unchanged during the reporting period. (For more details on the Fed’s actions, see below.) While the yields on a wide range of short-term investments moved higher over the period, yields still remained low by historical comparison. As a result, the Funds’ yields remained low during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Institutional Fund: 0.36% as of October 31, 2016, versus 0.38% on April 30, 2016.

•	UBS Select Government Institutional Fund: 0.28% as of October 31, 2016.

•	UBS Select Treasury Institutional Fund: 0.20% as of October 31, 2016, versus 0.15% on April 30, 2016.

•	UBS Prime Reserves Fund: 0.51% as of October 31, 2016, versus 0.38% on April 30, 2016.

•	UBS Tax-Free Reserves Fund (previously UBS Select Tax-Free Institutional Fund): 0.36% as of October 31, 2016, versus 0.15% on April 30, 2016.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 6 and 7.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.	The US economy was resilient and continued to expand during the reporting period. The US Commerce Department reported that gross domestic product (“GDP”) expanded at a 0.8% and 1.4% seasonally adjusted annualized rate during the first and second quarters of 2016, respectively. Economic activity in the US then accelerated, as third-quarter 2016 GDP growth was 3.2%.[1]

UBS Select Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Investment goals (all four Funds):

Maximum current income consistent with liquidity and capital preservation

Portfolio Manager:

Robert Sabatino

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Prime Institutional Fund—August 10, 1998;

UBS Select Government Institutional Fund—July 26, 2016; UBS Select Treasury Institutional Fund—March 23, 2004;

UBS Prime Reserves Fund—January 19, 2016

Dividend payments:

Monthly

UBS Tax-Free Reserves Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:

Elbridge T. Gerry III

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

August 28, 2007

Dividend payments:

Monthly

1 Based on the Commerce Department’s second reading for GDP announced on November 29, 2016, after the reporting period had ended.

1

UBS Institutional/Reserves Funds

Q.	How did the Fed react to the economic environment?
A.	After taking its first step toward normalizing monetary policy in late 2015, the Fed remained in a holding pattern. Looking back, in December 2015, the Fed raised the fed funds rate from a range of 0% to 0.25% to a range between 0.25% and 0.50%. This marked the Fed’s first rate hike in almost a decade. The Fed then remained on hold during its first seven meetings in 2016. However, in December 2016, after the period had ended, the Fed raised rates to a range between 0.50% and 0.75%. In the Fed’s statement after its December meeting it said, “The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run. However, the actual path of the federal funds rate will depend on the economic outlook as informed by incoming data.”

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Government Master Fund, the Treasury Master Fund, the Prime CNAV Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•	For the Prime Master Fund in which UBS Select Prime Institutional Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the six-month review period. When the reporting period began, the Master Fund had a WAM of 42 days. By the end of the period, the Master Fund’s WAM was 20 days.

At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goal of reducing risk and keeping the Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we significantly increased the Master Fund’s exposure to repurchase agreements and initiated a position in municipal bonds and notes. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.) Conversely, we significantly decreased its exposure to certificates of deposit and to lesser extents, US government and agency obligations, commercial paper, and time deposits. Finally, we eliminated its allocations to short-term corporate obligations and non-US government obligations.

•	The inception date for the Master Fund in which UBS Select Government Institutional Fund invests was June 24, 2016. (UBS Select Government Institutional Fund itself commenced operations on July 26, 2016.) We tactically adjusted its WAM, and at the end of the reporting period, the Master Fund’s WAM was 35 days. At the security level, the Master Fund’s largest exposure was in direct government and agency obligations, followed by repurchase agreements backed by government securities.

•	The WAM for the Master Fund in which UBS Select Treasury Institutional Fund invests was 59 days when the reporting period began. Over the review period, the WAM was decreased, and at period-end on October 31, 2016, it was 43 days. At the security level, we increased the Master Fund’s exposure to direct US Treasury obligations and reduced its exposure to repurchase agreements backed by government securities.

•	The WAM for the Prime CNAV Master Fund in which UBS Prime Reserves Fund invests was 31 days when the reporting period began. We tactically adjusted its WAM, and at the end of the reporting period, the Master Fund’s WAM was 35 days. Over the review period, we increased the Master Fund’s allocations to certificates of deposit, time deposits and repurchase agreements. Conversely, we reduced its exposures to term US government and agency obligations and commercial paper.

2

UBS Institutional/Reserves Funds

•	The WAM for the Master Fund in which UBS Tax-Free Reserves Fund invests was six days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period, its WAM was two days. Over the review period, we significantly increased the Master Fund’s allocation to municipal bonds and nearly eliminated its exposure to tax-exempt commercial paper.

Q.	What factors do you believe will affect the Funds over the coming months?
A.	We believe the US economy has enough momentum to continue expanding, albeit at a relatively modest pace. In our view, inflation will remain fairly well contained. In such an environment, we feel the Fed will be true to its word and take a slow and deliberate pace in terms of raising interest rates. We anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds, please contact your financial advisor, or visit us at www.ubs.com/am-us.*

Sincerely,

Mark E. Carver

President—UBS Money Series

UBS Select Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

UBS Tax-Free Reserves Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Lisa DiPaolo Portfolio Manager— UBS Tax-Free Reserves Fund Director UBS Asset Management (Americas) Inc.

Robert Sabatino

Portfolio Manager—

UBS Select Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Elbridge T. Gerry III Portfolio Manager— UBS Tax-Free Reserves Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six month (or since inception) period ended October 31, 2016. The views and opinions in the letter were current as of December 20, 2016. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

3

UBS Institutional/Reserves Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2016 to October 31, 2016 (or shorter period since commencement of operations as explained further below).

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Please note that while UBS Select Government Institutional Fund commenced operations on July 26, 2016, the “hypothetical” expenses paid during the period reflect activity for the full six month period for the purposes of comparability. This projection assumes that the Fund’s expense ratio in effect during its initial period (July 26, 2016 through October 31, 2016) also would have been in effect during the period from May 1, 2016 to October 31, 2016.

4

UBS Institutional/Reserves Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value May 1, 2016	Ending account value[2] October 31, 2016	Expenses paid during period[3] 05/01/16 to 10/31/16	Expense ratio during the period
UBS Select Prime Institutional Fund
Actual	$1,000.00	$1,002.00	$0.91	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.92	0.18

	Beginning account value July 26, 2016	Ending account value[2] October 31, 2016	Expenses paid during period[4] 07/26/16 to 10/31/16	Expense ratio during the period
UBS Select Government Institutional Fund
Actual	$1,000.00	$1,000.70	$0.27	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

	Beginning account value May 1, 2016	Ending account value[2] October 31, 2016	Expenses paid during period[3] 05/01/16 to 10/31/16	Expense ratio during the period
UBS Select Treasury Institutional Fund
Actual	$1,000.00	$1,001.00	$0.91	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.92	0.18

	Beginning account value May 1, 2016	Ending account value[2] October 31, 2016	Expenses paid during period[3] 05/01/16 to 10/31/16	Expense ratio during the period
UBS Prime Reserves Fund
Actual	$1,000.00	$1,001.90	$0.91	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.92	0.18

	Beginning account value May 1, 2016	Ending account value[2] October 31, 2016	Expenses paid during period[3] 05/01/16 to 10/31/16	Expense ratio during the period
UBS Tax-Free Reserves Fund
Actual	$1,000.00	$1,001.40	$0.91	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.92	0.18

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]	“Actual–Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).
[4]	UBS Select Government Institutional Fund commenced operations on July 26, 2016. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 98 divided by 365 (to reflect the inception period from July 26, 2016 to October 31, 2016). Hypothetical expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

5

UBS Institutional/Reserves Funds

Yields and characteristics at a glance—October 31, 2016 (unaudited)

UBS Select Prime Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.36%
Seven-day effective yield after fee waivers[1]	0.36
Seven-day current yield before fee waivers[1]	0.35
Seven-day effective yield before fee waivers[1]	0.35
Weighted average maturity[2]	20 days

Table footnotes are on page 7.

You could lose money by investing in UBS Select Prime Institutional Fund. Because the price of interests in the related money market master fund will fluctuate, when you sell your shares of UBS Select Prime Institutional Fund, your shares of UBS Select Prime Institutional Fund may be worth more or less than what you originally paid for them. The related money market master fund may impose a fee upon sale of your shares of UBS Select Prime Institutional Fund or may temporarily suspend your ability to sell shares of UBS Select Prime Institutional Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Select Prime Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Prime Institutional Fund’s sponsor has no legal obligation to provide financial support to UBS Select Prime Institutional Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Select Prime Institutional Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

UBS Select Government Institutional Fund*

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.28%
Seven-day effective yield after fee waivers[1]	0.28
Seven-day current yield before fee waivers[1]	0.20
Seven-day effective yield before fee waivers[1]	0.20
Weighted average maturity[2]	35 days

UBS Select Treasury Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.20%
Seven-day effective yield after fee waivers[1]	0.20
Seven-day current yield before fee waivers[1]	0.20
Seven-day effective yield before fee waivers[1]	0.20
Weighted average maturity[2]	43 days

Table footnotes are on page 7.

You could lose money by investing in UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Institutional Fund’s sponsor and UBS Select Treasury Institutional Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

6

UBS Institutional/Reserves Funds

Yields and characteristics at a glance—October 31, 2016 (unaudited) (concluded)

UBS Prime Reserves Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.51%
Seven-day effective yield after fee waivers[1]	0.51
Seven-day current yield before fee waivers[1]	0.51
Seven-day effective yield before fee waivers[1]	0.51
Weighted average maturity[2]	35 days

UBS Tax-Free Reserves Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.36%
Seven-day effective yield after fee waivers[1]	0.36
Seven-day current yield before fee waivers[1]	0.36
Seven-day effective yield before fee waivers[1]	0.36
Weighted average maturity[2]	2 days

Investments in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund are intended to be limited to accounts beneficially owned by natural persons. UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund reserve the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. The related money market master funds may impose a fee upon sale of your shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund or may temporarily suspend your ability to sell shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Prime Reserves Fund’s sponsor and UBS Tax-Free Reserves Fund’s sponsor has no legal obligation to provide financial support to UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

*	Commenced operations on July 26, 2016.
[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

7

UBS Institutional/Reserves Funds

Statement of assets and liabilities

October 31, 2016 (unaudited)

UBS Select Prime Institutional Fund
Assets:
Investment in Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”), at value (cost—$1,682,406,307; $798,338,408; $4,589,769,837; $591,351,235 and $1,093,721,397, respectively, which approximates cost for federal income tax purposes)	$1,682,451,801

Liabilities:
Dividends payable to shareholders	420,945
Payable to affiliate	125,724
Total liabilities	546,669

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 1,681,612,563; 798,162,965; 4,588,685,909; 591,090,825 and 1,093,315,522 outstanding, respectively	1,681,530,866
Accumulated net realized gain	328,772
Net unrealized appreciation	45,494
Net assets	$1,681,905,132
Net asset value per share	$1.0002

8

UBS Institutional/Reserves Funds

UBS Select Government Institutional Fund[1]	UBS Select Treasury Institutional Fund	UBS Prime Reserves Fund	UBS Tax-Free Reserves Fund

$798,338,408	$4,589,769,837	$591,351,235	$1,093,721,397

154,238	721,427	227,025	349,423
18,225	295,727	30,948	53,650
172,463	1,017,154	257,973	403,073

$798,162,965	$4,588,685,909	$591,090,825	$1,093,315,522
2,980	66,774	2,437	2,802
—	—	—	—
$798,165,945	$4,588,752,683	$591,093,262	$1,093,318,324
$1.00	$1.00	$1.00	$1.00

[1]	Commenced operations on July 26, 2016.

See accompanying notes to financial statements.

9

UBS Institutional/Reserves Funds

Statement of operations

For the six months ended October 31, 2016 (unaudited)

UBS Select Prime Institutional Fund
Investment income:
Interest income allocated from Master Fund	$10,204,623
Expenses allocated from Master Fund	(1,897,213)
Expense waiver allocated from Master Fund	—
Net investment income allocated from Master Fund	8,307,410
Expenses:
Administration fees	1,492,115
Trustees’ fees	25,236
1,517,351
Fee waivers and/or Trustees’ fees reimbursement by administrator	—
Net expenses	1,517,351
Net investment income	6,790,059
Net realized gain allocated from Master Fund	422,976
Net change in unrealized appreciation from Master Fund	45,494
Net increase in net assets resulting from operations	$7,258,529

10

UBS Institutional/Reserves Funds

UBS Select Government Institutional Fund[1]	UBS Select Treasury Institutional Fund	UBS Prime Reserves Fund	UBS Tax-Free Reserves Fund

$281,201	$7,555,821	$1,259,952	$1,261,968
(75,217)	(2,037,437)	(220,096)	(251,820)
29,925	—	—	—
235,909	5,518,384	1,039,856	1,010,148

55,545	1,600,866	163,365	188,380
4,301	28,803	12,670	13,035
59,846	1,629,669	176,035	201,415
(29,521)	—	—	(720)
30,325	1,629,669	176,035	200,695
205,584	3,888,715	863,821	809,453
2,980	19,875	2,437	—
—	—	—	—
$208,564	$3,908,590	$866,258	$809,453

[1]	Commenced operations on July 26, 2016

See accompanying notes to financial statements.

11

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Select Prime Institutional Fund
	For the six months ended October 31, 2016 (unaudited)	For the year ended April 30, 2016
From operations:
Net investment income	$6,790,059	$6,894,153
Net realized gain	422,976	57,564
Net change in unrealized appreciation	45,494	—
Net increase in net assets resulting from operations	7,258,529	6,951,717
Dividends and distributions to shareholders from:
Net investment income	(6,790,059)	(6,894,153)
Net realized gains	(116,964)	(59,552)
Total dividends and distributions to shareholders	(6,907,023)	(6,953,705)
Net increase (decrease) in net assets from beneficial interest transactions	(2,673,795,814)	214,813,047
Net increase (decrease) in net assets	(2,673,444,308)	214,811,059
Net assets:
Beginning of period	4,355,349,440	4,140,538,381
End of period	$1,681,905,132	$4,355,349,440
Accumulated undistributed net investment income	$—	$—

UBS Select Government Institutional Fund
For the period from July 26, 2016[1] to October 31, 2016 (unaudited)
From operations:
Net investment income	$205,584
Net realized gain	2,980
Net increase in net assets resulting from operations	208,564
Dividends and distributions to shareholders from:
Net investment income	(205,584)
Net increase in net assets from beneficial interest transactions	798,162,965
Net increase in net assets	798,165,945
Net assets:
Beginning of period	—
End of period	$798,165,945
Accumulated undistributed net investment income	$—

[1]	Commencement of operations.

See accompanying notes to financial statements.

12

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Select Treasury Institutional Fund
	For the six months ended October 31, 2016 (unaudited)	For the year ended April 30, 2016
From operations:
Net investment income	$3,888,715	$1,914,383
Net realized gain	19,875	295,522
Net increase in net assets resulting from operations	3,908,590	2,209,905
Dividends and distributions to shareholders from:
Net investment income	(3,888,715)	(1,914,383)
Net realized gains	—	(352,014)
Total dividends and distributions to shareholders	(3,888,715)	(2,266,397)
Net increase (decrease) in net assets from beneficial interest transactions	760,614,212	(463,431,993)
Net increase (decrease) in net assets	760,634,087	(463,488,485)
Net assets:
Beginning of period	3,828,118,596	4,291,607,081
End of period	$4,588,752,683	$3,828,118,596
Accumulated undistributed net investment income	$—	$—

	UBS Prime Reserves Fund
	For the six months ended October 31, 2016 (unaudited)	For the period from January 19, 2016[1] to April 30, 2016
From operations:
Net investment income	$863,821	$137,853
Net realized gain	2,437	—
Net increase in net assets resulting from operations	866,258	137,853
Dividends and distributions to shareholders from:
Net investment income	(863,821)	(137,853)
Net increase in net assets from beneficial interest transactions	294,262,964	296,827,861
Net increase in net assets	294,265,401	296,827,861
Net assets:
Beginning of period	296,827,861	—
End of period	$591,093,262	$296,827,861
Accumulated undistributed net investment income	$—	$—

[1]	Commencement of operations

See accompanying notes to financial statements.

13

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Tax-Free Reserves Fund
	For the six months ended October 31, 2016 (unaudited)	For the year ended April 30, 2016
From operations:
Net investment income	$809,453	$80,544
Net realized gain	—	19,825
Net increase in net assets resulting from operations	809,453	100,369
Dividends and distributions to shareholders from:
Net investment income	(809,453)	(80,544)
Net realized gains	—	(26,048)
Total dividends and distributions to shareholders	(809,453)	(106,592)
Net increase (decrease) in net assets from beneficial interest transactions	747,869,088	(99,698,789)
Net increase (decrease) in net assets	747,869,088	(99,705,012)
Net assets:
Beginning of period	345,449,236	445,154,248
End of period	$1,093,318,324	$345,449,236
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements.

14

UBS Select Prime Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2016 (unaudited)	Years ended April 30,
		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.0000	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0018	0.002	0.000 [1]	0.000 [1]	0.001	0.001
Net realized and unrealized gains	0.0002	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.0020	0.002	0.000 [1]	0.000 [1]	0.001	0.001
Dividends from net investment income	(0.0018)	(0.002)	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)
Distributions from net realized gains	(0.0000)[2]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.0018)	(0.002)	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)
Net asset value, end of period	$1.0002	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.20%	0.17%	0.03%	0.03%	0.11%	0.13%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[4]	0.18%[5]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[4]	0.18%[5]	0.18%	0.18%	0.18%	0.18%	0.17%
Net investment income[4]	0.36%[5]	0.18%	0.03%	0.03%	0.11%	0.12%
Supplemental data:
Net assets, end of period (000’s)	$1,681,905	$4,355,349	$4,140,538	$4,385,243	$6,021,339	$6,673,607

[1]	Amount represents less than $0.0005 per share.
[2]	Amount represents less than $0.00005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, daily. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

15

UBS Select Government Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

For the period from July 26, 2016[1] to October 31, 2016 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.001
Net realized gains	0.000 [2]
Net increase from operations	0.001
Dividends from net investment income	(0.001)
Distributions from net realized gains	—
Total dividends and distributions	(0.001)
Net asset value, end of period	$1.00
Total investment return[3]	0.07%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.18%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.10%[5]
Net investment income[4]	0.27%[5]
Supplemental data:
Net assets, end of period (000’s)	$798,166

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

16

UBS Select Treasury Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2016 (unaudited)	Years ended April 30,
		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.001	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gains	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.001	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.10%	0.06%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.18%[4]	0.12%	0.06%	0.06%	0.14%	0.07%
Net investment income[3]	0.19%[4]	0.05%	0.01%	0.01%	0.01%	0.01%
Supplemental data:
Net assets, end of period (000’s)	$4,588,753	$3,828,119	$4,291,607	$4,282,804	$4,351,895	$4,613,731

[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements.

17

UBS Prime Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2016 (unaudited)	For the period from January 19, 2016[1] to April 30, 2016
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.002	0.001
Net realized gains	0.000 [2]	—
Net increase from operations	0.002	0.001
Dividends from net investment income	(0.002)	(0.001)
Distributions from net realized gains	—	—
Total dividends and distributions	(0.002)	(0.001)
Net asset value, end of period	$1.00	$1.00
Total investment return[3]	0.19%	0.09%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.18%[5]	0.18%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.18%[5]	0.08%[5]
Net investment income[4]	0.39%[5]	0.35%[5]
Supplemental data:
Net assets, end of period (000’s)	$591,093	$296,828

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

18

UBS Tax-Free Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2016 (unaudited)	Years ended April 30,
		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.001	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gains	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.001	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.14%	0.03%	0.02%	0.02%	0.02%	0.02%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.18%[4]	0.05%	0.04%	0.08%	0.15%	0.14%
Net investment income[3]	0.32%[4]	0.02%	0.01%	0.01%	0.01%	0.02%
Supplemental data:
Net assets, end of period (000’s)	$1,093,318	$345,449	$445,154	$483,311	$563,780	$763,318

[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements.

19

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Select Prime Institutional Fund (“Prime Institutional Fund”), UBS Select Government Institutional Fund (“Government Institutional Fund”), UBS Select Treasury Institutional Fund (“Treasury Institutional Fund”), UBS Prime Reserves Fund (“Prime Reserves Fund), and UBS Tax-Free Reserves Fund (“Tax-Free Reserves Fund”) (formerly UBS Select Tax-Free Institutional Fund) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty series. The financial statements for the other series of the Trust are not included herein.

Prime Institutional Fund, Government Institutional Fund, Treasury Institutional Fund, Prime Reserves Fund, and Tax-Free Reserves Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prior to August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invested in securities directly. Effective August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invest substantially all of their assets in Prime Master Fund and Treasury Master Fund, respectively. Tax-Free Reserves Fund commenced operations on August 28, 2007. Prime Reserves fund commenced operations on January 19, 2016, and Government Institutional Fund commenced operations on July 26, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (68.08% for Prime Institutional Fund, 4.37% for Government Institutional Fund, 28.93% for Treasury Institutional Fund, 60.61% for Prime Reserves Fund, and 61.73% for Tax-Free Reserves Fund at October 31, 2016).

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are

20

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In August 2014, the FASB issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). The update provides guidance about management’s responsibility to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern and to provide related footnote disclosure. ASU 2014-15 is effective for annual reporting periods ending after December 15, 2016, and for annual and interim periods thereafter. Management is currently evaluating the impact of the guidance on the disclosures in the financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Floating net asset value per share fund—Until October 11, 2016, Prime Institutional Fund sought to maintain a stable price of $1.00 per share. Effective October 11, 2016, consistent with amendments to Rule 2a-7 under the 1940 Act, Prime Institutional Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expects that its share price will fluctuate.

Constant net asset value per share funds—Government Institutional Fund, Treasury Institutional Fund, Prime Reserves Fund, and Tax-Free Reserves Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Institutional Fund and Treasury Institutional Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7 under the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Institutional Fund and Treasury Institutional Fund are permitted to seek to maintain a stable price per share. Effective October 14, 2016, Prime Reserves Fund and Tax-Free Reserves Fund became “retail money market funds”. Under Rule 2a-7 under the 1940 Act, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime Reserves Fund and Tax-Free Reserves Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—Effective October 14, 2016, consistent with Rule 2a-7 under the 1940 Act, Prime Institutional Fund, Prime Reserves Fund and Tax-Free Reserves Fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate. Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. For the period ended October 31, 2016, Prime Institutional Fund, Prime Reserves Fund and Tax-Free Reserves Fund were not subject to any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Institutional Fund and Treasury Institutional Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Institutional Fund and Treasury

21

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

Institutional Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Prime Institutional Fund	0.08%
Government Institutional Fund	0.08%
Treasury Institutional Fund	0.08%
Prime Reserves Fund	0.08%
Tax-Free Reserves Fund	0.08%

At October 31, 2016, each Fund owed UBS AM for administrative services as follows:

Fund	Amounts owed to UBS AM
Prime Institutional Fund	$138,479
Government Institutional Fund	45,050
Treasury Institutional Fund	313,348
Prime Reserves Fund	38,562
Tax-Free Reserves Fund	61,519

In exchange for these fees, UBS AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of each Fund’s average daily net assets. At October 31, 2016, UBS AM was obligated to reduce its administration fees, otherwise receivable by UBS AM, for independent trustees’ fees as follows:

Fund
Prime Institutional Fund	$12,755
Government Institutional Fund	4,301
Treasury Institutional Fund	17,621
Prime Reserves Fund	7,614
Tax-Free Reserves Fund	7,869

22

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

Effective August 22, 2016 through December 31, 2016, with respect to Government Institutional Fund only, UBS AM has agreed to voluntarily waive 0.04% of its administrative fees. At October 31, 2016, UBS AM owed Government Institutional Fund, and for the period August 22, 2016 to October 31, 2016, UBS AM voluntarily waived, the below amounts, which are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Government Institutional Fund	$22,524	$29,521

In addition, UBS AM may voluntarily undertake to waive fees in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2016, UBS AM owed Tax-Free Reserves Fund, and for the period ended October 31, 2016, UBS AM voluntarily waived, the below amounts, which are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Tax-Free Reserves Fund	$—	$720

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for which the NAV per share was at $1.00 per share until and including October 10, 2016 and for which the NAV per share has fluctuated since October 11, 2016, were as follows:

Prime Institutional Fund

	For the six months ended October 31, 2016		For the year ended April 30, 2016
	Shares	Amount	Shares	Amount
Shares sold	4,853,396,775	$4,853,405,674	12,783,437,640	$12,783,437,640
Shares repurchased	(7,533,509,242)	(7,533,599,838)	(12,573,839,417)	(12,573,839,417)
Dividends reinvested	6,398,350	6,398,350	5,214,824	5,214,824
Net increase (decrease)	(2,673,714,117)	$(2,673,795,814)	214,813,047	$214,813,047

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Institutional Fund

For the period from July 26, 2016[1] to October 31, 2016
Shares sold	951,011,913
Shares repurchased	(152,893,651)
Dividends reinvested	44,703
Net increase in shares outstanding	798,162,965

23

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

Treasury Institutional Fund

	For the six months ended October 31, 2016	For the year ended April 30, 2016
Shares sold	7,715,319,810	9,251,208,369
Shares repurchased	(6,957,992,389)	(9,716,343,759)
Dividends reinvested	3,286,791	1,703,397
Net increase (decrease) in shares outstanding	760,614,212	(463,431,993)

Prime Reserves Fund

	For the six months ended October 31, 2016	For the period from January 19, 2016[1] to April 30, 2016
Shares sold	813,587,120	394,190,803
Shares repurchased	(519,905,610)	(97,412,337)
Dividends reinvested	581,454	49,395
Net increase in shares outstanding	294,262,964	296,827,861

Tax-Free Reserves Fund

	For the six months ended October 31, 2016	For the year ended April 30, 2016
Shares sold	1,106,806,455	221,017,080
Shares repurchased	(359,388,104)	(320,783,582)
Dividends reinvested	450,737	67,713
Net increase (decrease) in shares outstanding	747,869,088	(99,698,789)

[1]	Commencement of operations.

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Institutional Fund, Treasury Institutional Fund and Prime Reserves Fund during the six months ended October 31, 2016 and fiscal year (or period) ended April 30, 2016, was ordinary income. The tax character of distributions paid to shareholders by Government Institutional Fund during the period ended October 31, 2016, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Reserves Fund will be determined at the end of the Fund’s fiscal year ending April 30, 2017. The tax character of distributions paid to shareholders by Tax-Free Reserves Fund during the fiscal year ended April 30, 2016, was 65.92% tax-exempt income, 9.64% ordinary income, and 24.44% long-term capital gain.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined at the end of each Fund’s fiscal year ending April 30, 2017.

24

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of October 31, 2016, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2016, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2016 and since inception for the Government Institutional Fund and the Prime Reserves Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

25

UBS Institutional/Reserves Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/moneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for each of Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Institutional Fund invests) and for Master Trust—Prime CNAV Master Fund (the master fund in which UBS Prime Reserves Fund invests) is available on a weekly basis at the Web address noted in the Funds’ prospectus. Investors also may find additional information about the Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

26

Master Trust

Semiannual Report  |  October 31, 2016

Includes:

•	Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2016 to October 31, 2016 (or shorter period since commencement of operations for Government Master Fund, as explained further below).

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Please note that while Government Master Fund commenced operations on June 24, 2016, the “Hypothetical” expenses paid during the period reflect activity for the full six month period for the purposes of comparability. This projection assumes that the Master Fund’s expense ratio in effect during its initial period (June 24, 2016 through October 31, 2016) also would have been in effect during the period from May 1, 2016 to October 31, 2016.

	Beginning account value May 1, 2016	Ending account value October 31, 2016	Expenses paid during period[1] 05/01/16 to 10/31/16	Expense ratio during the period
Prime Master Fund

Actual	$1,000.00	$1,002.20	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value June 24, 2016	Ending account value October 31, 2016	Expenses paid during period[2] 06/24/16[3] to 10/31/16	Expense ratio during the period
Government Master Fund

Actual	$1,000.00	$1,001.00	$0.29	0.08%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.80	0.41	0.08

	Beginning account value May 1, 2016	Ending account value October 31, 2016	Expenses paid during period[1] 05/01/16 to 10/31/16	Expense ratio during the period
Treasury Master Fund

Actual	$1,000.00	$1,001.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Prime CNAV Master Fund

Actual	1,000.00	1,002.30	0.50	0.10
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund

Actual	1,000.00	1,001.90	0.50	0.10
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).
[2]	Actual expenses are equal to the Government Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 130 divided by 365 (to reflect the inception period from June 24, 2016 to October 31, 2016). Hypothetical expenses are equal to the Government Master Fund’s annualized net expense ratio multiplied by the average value over the period, multiplied by 184 divided by 365 (to reflect one-half year period).
[3]	Commencement of operations.

Master Trust

Portfolio characteristics at a glance—October 31, 2016 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	20 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	58.8%
France	8.9
Japan	7.0
China	5.7
Sweden	5.4
Total	85.8%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2016 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	35 days

Portfolio composition[2]
US government and agency obligations	55.7%
Repurchase agreements	41.7
Other assets less liabilities	2.6
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Treasury Master Fund

Characteristics
Weighted average maturity[1]	43 days

Portfolio composition[2]
US government obligations	53.1%
Repurchase agreements	45.9
Other assets less liabilities	1.0
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2016 (unaudited) (concluded)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	35 da	ys

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	41.4%
Sweden	12.6
France	8.8
Canada	6.2
Belgium	6.2
Total	75.2%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	2 days

Portfolio composition[2]
Municipal bonds and notes	99.0%
Tax-exempt commercial paper	0.6
Other assets less liabilities	0.4
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Prime Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
US government and agency obligation—0.04%
Federal Home Loan Mortgage Corp. 0.370%, due 02/14/17[1] (cost—$998,921)	$1,000,000	$998,950

Time deposits—14.16%
Banking-non-US—14.16%
Credit Agricole Corporate & Investment Bank 0.310%, due 11/01/16	100,000,000	100,000,000
DnB NOR Bank ASA 0.300%, due 11/01/16	50,000,000	50,000,000
Natixis 0.300%, due 11/01/16	100,000,000	100,000,000
Skandinaviska Enskilda Banken AB 0.310%, due 11/01/16	50,000,000	50,000,000
Svenska Handelsbanken 0.300%, due 11/01/16	50,000,000	50,000,000
Total time deposits (cost—$350,000,000)		350,000,000

Certificates of deposit—5.81%
Banking-non-US—5.81%
Bank of Montreal 0.550%, due 11/17/16	40,000,000	40,001,433
Oversea-Chinese Banking Corp. Ltd. 0.530%, due 11/21/16	50,000,000	50,000,288
Sumitomo Mitsui Banking Corp. 0.900%, due 01/13/17	35,000,000	35,017,151
0.930%, due 01/05/17	13,500,000	13,508,496
Swedbank AB 0.410%, due 11/03/16	5,000,000	5,000,042
Total certificates of deposit (cost—$143,500,000)		143,527,410

Commercial paper[1]—44.46%
Asset backed-miscellaneous—22.40%
Albion Capital Corp. 0.710%, due 11/23/16	25,000,000	24,992,509
Atlantic Asset Securitization LLC 0.310%, due 11/01/16	50,000,000	49,999,375
Barton Capital LLC 0.620%, due 11/04/16	25,000,000	24,998,755
0.620%, due 11/30/16	20,000,000	19,990,833
0.630%, due 11/15/16	16,203,000	16,199,685
Fairway Finance Co. LLC 0.650%, due 12/21/16	25,000,000	24,974,925
Gotham Funding Corp. 0.650%, due 11/17/16	30,000,000	29,992,449
0.850%, due 01/26/17	25,000,000	24,941,638
Liberty Street Funding LLC 0.710%, due 12/13/16	30,000,000	29,976,028
0.890%, due 01/17/17	25,000,000	24,951,575
LMA Americas LLC 0.610%, due 11/07/16	14,350,000	14,348,661

Security description	Face Amount	Value
Commercial paper[1]—(concluded)
Asset backed-miscellaneous—(concluded)
Manhattan Asset Funding Co. LLC 0.600%, due 11/22/16	$35,000,000	$34,987,937
0.630%, due 12/01/16	20,000,000	19,989,581
Old Line Funding LLC 0.350%, due 11/01/16	25,001,000	25,000,708
0.900%, due 02/01/17	25,000,000	24,938,956
0.920%, due 01/23/17	25,000,000	24,946,800
Thunder Bay Funding LLC 0.850%, due 01/25/17	16,520,000	16,482,193
Victory Receivables Corp. 0.630%, due 11/17/16	20,000,000	19,994,966
0.640%, due 11/15/16	30,000,000	29,993,500
0.640%, due 11/17/16	30,000,000	29,992,449
Working Capital Management Co. 0.690%, due 12/21/16	20,000,000	19,979,940
0.710%, due 12/06/16	21,930,000	21,916,140

		553,589,603

Banking-non-US—15.38%
Caisse Centrale Desjardins 0.650%, due 11/30/16	25,000,000	24,989,583
0.690%, due 12/22/16	18,000,000	17,985,986
Erste Abwicklungsanstalt 0.520%, due 11/10/16	40,000,000	39,995,589
KFW International Finance, Inc. 0.830%, due 01/20/17	25,000,000	24,955,450
Mitsubishi UFJ Trust & Banking Corp. 0.900%, due 01/17/17	50,000,000	49,913,550
Mizuho Bank Ltd. 0.900%, due 01/12/17	60,000,000	59,911,183
0.900%, due 01/17/17	15,000,000	14,975,040
National Bank of Canada 0.830%, due 01/17/17	25,000,000	24,965,117
NRW Bank 0.840%, due 01/30/17	25,000,000	24,947,928
Societe Generale 0.240%, due 11/01/16	20,000,000	19,999,831
Svenska Handelsbanken AB 0.770%, due 01/24/17	27,500,000	27,450,133
United Overseas Bank Ltd. 0.670%, due 12/14/16	50,000,000	49,958,750

		380,048,140

Energy-integrated—2.23%
Sinopec Century Bright Capital Investment Ltd. 0.710%, due 11/01/16	55,000,000	54,999,381

Finance-captive automotive—1.01%
Toyota Motor Credit Corp. 0.750%, due 01/13/17	25,000,000	24,966,340

Finance-other—3.44%
CNPC Finance HK Ltd. 0.700%, due 11/01/16	85,000,000	84,999,044
Total commercial paper (cost—$1,098,560,220)		1,098,602,508

33

Prime Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—4.88%
Colorado—3.01%
Denver City & County Certificates of Participation Refunding, Series A2, 0.520%, due 11/01/16[2]	$49,520,000	$49,520,000
Series A3, 0.520%, due 11/01/16[2]	25,000,000	25,000,000

		74,520,000

Massachusetts—1.87%
Massachusetts Health & Educational Facilities Authority Revenue (Childrens Hospital), Series N-4,
0.510%, due 11/01/16[2]	46,100,000	46,100,000
Total municipal bonds and notes (cost—$120,620,000)		120,620,000

Repurchase agreements—30.17%
Repurchase agreement dated 10/25/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.310% due 11/01/16, collateralized by $662,871,696 Federal Home Loan Mortgage Corp. obligations, 1.855% to 6.000% due 05/15/23 to 06/15/43, $552,560,112 Federal National Mortgage Association obligations, 2.089% to 10.500% due 03/25/19 to 10/01/46, and $30,921,716 Government National Mortgage Association obligation, 3.000% due 10/20/46; (value—$153,000,001); proceeds: $150,009,042	150,000,000	150,000,000

Security description	Face Amount	Value
Repurchase agreement dated 10/17/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.910% due 12/05/16, collateralized by $88,277,824 various asset-backed convertible bonds, 2.034% to 3.844% due 10/25/37 to 06/25/46; (value—$80,250,000); proceeds: $75,174,417[3,4]	$75,000,000	$75,000,000
Repurchase agreement dated 10/31/16 with Mitsubishi UFJ Securities USA, Inc. 0.320% due 11/01/16, collateralized by $962,048,530 Federal Home Loan Mortgage Corp. obligations, 0.835% to 5.000% due 07/15/25 to 11/01/46, $190,727,847 Federal National Mortgage Association obligations, 0.775% to 4.500% due 01/01/18 to 11/01/46, and $22,670,413 Government National Mortgage Association obligation, 2.750% due 04/20/38; (value—$530,400,000); proceeds: $520,004,622	520,000,000	520,000,000
Repurchase agreement dated 10/31/16 with State Street Bank and Trust Co., 0.010% due 11/01/16, collateralized by $559,519 US Treasury Note, 2.125%, 08/15/21; (value—$582,464); proceeds: $570,000	570,000	570,000
Total repurchase agreements (cost—$745,570,000)		745,570,000
Total investments (cost—$2,459,249,141 which approximates cost for federal income tax purposes)—99.52%		2,459,318,868

Other assets in excess of liabilities—0.48%		11,878,489
Net assets—100.00%		$2,471,197,357

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$94,284
Gross unrealized depreciation	(24,557)
Net unrealized appreciation	$69,727

34

Prime Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$998,950	$—	$998,950
Time deposits	—	350,000,000	—	350,000,000
Certificates of deposit	—	143,527,410	—	143,527,410
Commercial paper	—	1,098,602,508	—	1,098,602,508
Municipal bonds and notes	—	120,620,000	—	120,620,000
Repurchase agreements	—	745,570,000	—	745,570,000
Total	$—	$2,459,318,868	$—	$2,459,318,868
At October 31, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2016 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2016.
[4]	Illiquid investment at the period end.

See accompanying notes to financial statements.

35

Government Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
US government and agency obligations—55.68%
Federal Farm Credit Bank
0.504%, due 11/26/16[1]	$40,000,000	$40,000,000
0.506%, due 11/20/16[1]	23,000,000	22,998,200
0.557%, due 11/06/16[1]	100,000,000	99,994,720
0.573%, due 11/05/16[1]	100,000,000	99,999,580
0.579%, due 11/11/16[1]	133,000,000	133,056,382
0.585%, due 11/08/16[1]	128,700,000	128,617,468
0.605%, due 11/28/16[1]	40,000,000	39,997,942
0.618%, due 11/05/16[1]	95,000,000	95,001,107
0.624%, due 11/25/16[1]	100,000,000	99,969,043
0.624%, due 11/29/16[1]	122,000,000	122,000,000
0.667%, due 11/06/16[1]	118,500,000	118,486,085
0.842%, due 01/23/17[1]	100,000,000	100,020,317
Federal Home Loan Bank
0.250%, due 11/04/16[2]	37,000,000	36,999,229
0.265%, due 12/06/16[2]	160,000,000	159,958,778
0.270%, due 12/05/16[2]	88,000,000	87,977,560
0.284%, due 11/14/16[2]	92,494,000	92,484,648
0.285%, due 11/09/16[2]	25,000,000	24,998,417
0.286%, due 11/16/16[2]	129,848,000	129,832,526
0.290%, due 12/30/16[2]	80,000,000	79,961,978
0.293%, due 12/28/16[2]	150,000,000	149,930,412
0.300%, due 12/06/16[2]	28,200,000	28,191,775
0.300%, due 12/13/16[2]	80,000,000	79,972,000
0.305%, due 11/07/16[2]	150,000,000	149,992,375
0.325%, due 12/29/16[2]	150,000,000	149,921,458
0.331%, due 11/09/16[2]	100,000,000	99,992,644
0.335%, due 11/22/16[2]	105,000,000	104,979,481
0.340%, due 12/16/16[2]	150,000,000	149,936,250
0.343%, due 11/23/16[2]	100,000,000	99,979,039
0.344%, due 11/30/16[2]	150,000,000	149,958,433
0.344%, due 01/06/17[2]	100,000,000	99,936,933
0.345%, due 12/16/16[2]	45,000,000	44,980,594
0.350%, due 01/20/17[2]	100,000,000	99,922,222
0.350%, due 01/30/17[2]	50,000,000	49,956,250
0.360%, due 01/20/17[2]	132,500,000	132,394,000
0.374%, due 01/11/17[2]	168,000,000	167,876,081
0.400%, due 02/15/17[2]	82,500,000	82,402,833
0.414%, due 01/21/17[1]	180,000,000	179,996,910
0.417%, due 01/24/17[1]	160,000,000	159,991,218
0.420%, due 11/02/16[2]	34,400,000	34,399,599
0.420%, due 11/14/16[2]	30,000,000	29,995,450
0.435%, due 01/06/17[2]	143,000,000	142,885,957
0.435%, due 01/25/17[2]	123,000,000	122,873,669
0.440%, due 01/11/17[2]	98,000,000	97,914,958
0.457%, due 02/01/17[2]	100,000,000	99,885,000
0.460%, due 02/13/17[2]	50,000,000	49,933,556
0.461%, due 02/01/17[1]	75,000,000	75,000,000
0.465%, due 01/18/17[2]	100,000,000	99,899,250
0.467%, due 03/31/17[2]	160,000,000	159,688,667
0.470%, due 01/20/17	50,000,000	49,996,522
0.478%, due 02/15/17[2]	100,000,000	99,859,256
0.479%, due 02/22/17[2]	50,000,000	49,924,824
0.484%, due 03/01/17[2]	100,000,000	99,838,667
0.489%, due 04/07/17[2]	100,000,000	99,786,742

Security description	Face Amount	Value
US government and agency obligations—(concluded)
0.499%, due 04/05/17[2]	$161,000,000	$160,654,096
0.506%, due 11/18/16[1]	149,000,000	149,000,000
0.519%, due 11/12/16[1]	150,000,000	149,977,359
0.545%, due 11/28/16[1]	44,750,000	44,743,554
0.550%, due 06/27/17[2]	50,000,000	49,818,194
0.560%, due 03/15/17[2]	69,500,000	69,355,131
0.574%, due 11/22/16[1]	54,500,000	54,498,227
0.577%, due 11/03/16[1]	50,000,000	50,000,000
0.582%, due 11/06/16[1]	50,000,000	50,000,000
0.585%, due 01/17/17[1]	75,000,000	75,000,000
0.595%, due 11/10/16[1]	60,000,000	59,981,486
0.602%, due 11/02/16[1]	69,050,000	69,048,075
0.613%, due 01/20/17[1]	90,000,000	90,000,000
0.619%, due 01/16/17[1]	140,000,000	140,000,000
0.668%, due 11/05/16[1]	50,000,000	50,000,000
0.733%, due 12/23/16[1]	150,000,000	149,992,847
0.806%, due 01/27/17[1]	27,000,000	27,049,732
0.806%, due 01/27/17[1]	14,000,000	14,025,787
0.808%, due 12/30/16[1]	100,000,000	100,000,000
0.821%, due 01/01/17[1]	100,000,000	100,000,000
Federal Home Loan Mortgage Corp.
0.350%, due 12/05/16[2]	140,000,000	139,953,722
0.380%, due 12/20/16[2]	200,000,000	199,896,556
0.400%, due 12/22/16[2]	100,000,000	99,943,333
0.410%, due 01/06/17	123,500,000	123,407,169
0.490%, due 05/15/17[2]	222,000,000	221,410,775
0.593%, due 11/05/16[1]	150,000,000	150,000,000
0.842%, due 01/08/17[1]	140,000,000	140,000,000
Federal National Mortgage Association
0.305%, due 11/02/16[2]	100,000,000	99,999,153
0.609%, due 06/01/17	97,061,000	96,719,893
0.807%, due 12/20/16[1]	100,000,000	99,983,900
0.811%, due 12/21/16[1]	30,000,000	30,113,925
0.846%, due 01/11/17[1]	100,000,000	100,000,000
US Treasury Bill
0.334%, due 12/08/16[2]	135,000,000	134,953,657
US Treasury Notes
0.500%, due 11/30/16	62,500,000	62,507,994
0.514%, due 11/01/16[1]	207,300,000	207,316,433
0.875%, due 11/30/16	140,000,000	140,059,255
0.875%, due 12/31/16	570,000,000	570,419,982
0.875%, due 02/28/17	100,000,000	100,143,720
1.000%, due 03/31/17	239,000,000	239,479,238
1.875%, due 08/31/17	48,000,000	48,467,691
2.750%, due 11/30/16	141,000,000	141,265,892
3.000%, due 02/28/17	155,000,000	156,320,929
Total US government and agency obligations (cost—$10,160,054,710)		10,160,054,710

36

Government Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
Repurchase agreements—41.65%
Repurchase agreement dated 10/31/16 with BNP Paribas Securities Corp., 0.320% due 11/01/16, collateralized by $100 US Treasury Bill, zero coupon due 01/12/17, $200 US Treasury Bond, 8.875% due 08/15/17, $100 US Treasury Inflation Index Bond, 2.000% due 01/15/26, $456,033,400 US Treasury Notes, zero coupon to 2.625% due 10/31/17 to 03/31/23, $2,100,400 US Treasury Bond Principal STRIP, zero coupon due 02/15/45 and $3,963,704 US Treasury Bonds STRIPs, zero coupon due 11/15/16 to 02/15/35; (value—$459,000,000); proceeds: $450,004,000	$450,000,000	$450,000,000

Repurchase agreement dated 10/31/16 with BNP Paribas Securities Corp., 0.330% due 11/01/16, collateralized by $5,000 Federal Farm Credit Bank obligation, 2.870% due 11/18/24, $1,800,000 Federal Home Loan Bank obligations, 5.250% to 5.365% due 12/09/22 to 09/09/24, $69,678,086 Federal Home Loan Mortgage Corp. obligations, 1.000% to 3.750% due 07/28/17 to 03/27/19, $20,285,000 Federal National Mortgage Association obligations, zero coupon to 5.625% due 10/26/17 to 11/15/30, $1,907,600 US Treasury Bonds, 8.125% to 8.875% due 02/15/19 to 08/15/19, $400 US Treasury Inflation Index Bond, 2.125% due 02/15/41, $8,963,000 US Treasury Notes, zero coupon to 1.750% due 01/31/18 to 05/15/23, $100 US Treasury Bond Principal STRIP, zero coupon due 08/15/45 and $211 US Treasury Bonds STRIPs, zero coupon due 08/15/17 to 02/15/32; (value—$102,000,000); proceeds: $100,000,917

	100,000,000	100,000,000
Repurchase agreement dated 10/31/16 with Federal Reserve Bank of New York, 0.250% due 11/01/16, collateralized by $224,662,900 US Treasury Bond, 3.125% due 02/15/43 and $5,021,632,800 US Treasury Notes, 2.000% to 3.625% due 08/15/19 to 02/15/22; (value—$5,520,038,394); proceeds: $5,520,038,333	5,520,000,000	5,520,000,000
Repurchase agreement dated 10/26/16 with Goldman Sachs & Co., 0.270% due 11/02/16, collateralized by $70,558,400 US Treasury Bond, 3.125% due 02/15/42 and $174,126,400 US Treasury Notes, 1.625% to 1.875% due 08/31/17 to 10/31/23; (value—$255,000,019); proceeds: $250,013,125	250,000,000	250,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)

Repurchase agreement dated 10/31/16 with Goldman Sachs & Co., 0.310% due 11/01/16, collateralized by $75,984,000 Federal Home Loan Bank obligations, zero coupon to 3.300% due 01/27/17 to 08/23/41, $1,000,000 The Financing Corp. obligation, 9.650% due 11/02/18, $149,578,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.750% due 11/04/16 to 07/15/32, $191,593,000 Federal National Mortgage Association obligations, zero coupon to 7.250% due 11/15/16 to 08/06/38 and $1,378,000 Tennessee Valley Authority Bonds, 3.500% to 3.875% due 02/15/21 to 12/15/42; (value—$427,788,518); proceeds: $419,403,612

	$419,400,000	$419,400,000
Repurchase agreement dated 10/31/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.320% due 11/01/16, collateralized by $74,359,600 US Treasury Inflation Index Bond, 3.875% due 04/15/29, $227,286,600 US Treasury Inflation Index Note, 2.375% due 01/15/17 and $37,574,700 US Treasury Note, 2.125% due 08/15/21; (value—$469,200,062); proceeds: $460,004,089	460,000,000	460,000,000
Repurchase agreement dated 10/31/16 with State Street Bank and Trust Co., 0.010% due 11/01/16, collateralized by $905,046 US Treasury Note, 2.125%, 08/15/21; (value—$942,161); proceeds: $922,000	922,000	922,000
Repurchase agreement dated 10/31/16 with Toronto-Dominion Bank, 0.320% due 11/01/16, collateralized by $176,686,493 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.500% due 12/01/25 to 08/01/46 and $476,544,226 Federal National Mortgage Association obligations, 2.500% to 6.000% due 12/01/25 to 08/01/46: (value—$408,000,000); proceeds: $400,003,556	400,000,000	400,000,000
Total repurchase agreements (cost—$7,600,322,000)		7,600,322,000
Total investments (cost—$17,760,376,710 which approximates cost for federal income tax purposes)—97.33%		17,760,376,710

Other assets in excess of liabilities—2.67%		486,837,889
Net assets—100.00%		$18,247,214,599

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 50.

37

Government Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$10,160,054,710	$—	$10,160,054,710
Repurchase agreements	—	7,600,322,000	—	7,600,322,000
Total	$—	$17,760,376,710	$—	$17,760,376,710

At October 31, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.

See accompanying notes to financial statements.

38

Treasury Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
US government obligations—53.10%
US Treasury Bills[1]
0.301%, due 11/25/16	$150,000,000	$149,969,900
0.310%, due 01/05/17	248,000,000	247,861,189
0.333%, due 01/19/17	150,000,000	149,890,552
0.334%, due 12/08/16	130,000,000	129,955,374
0.341%, due 12/08/16	130,000,000	129,954,439
0.356%, due 01/12/17	145,000,000	144,896,760
0.390%, due 11/03/16	235,000,000	234,994,908
0.447%, due 02/23/17	130,000,000	129,815,779
0.451%, due 02/16/17	35,000,000	34,953,083
0.456%, due 03/02/17	150,000,000	149,770,352
0.496%, due 04/13/17	150,000,000	149,663,133
0.573%, due 03/30/17	200,000,000	199,525,683
US Treasury Notes
0.500%, due 11/30/16	212,500,000	212,491,993
0.500%, due 01/31/17	555,000,000	555,129,813
0.500%, due 02/28/17	205,000,000	205,019,648
0.500%, due 04/30/17	150,000,000	150,010,873
0.510%, due 11/01/16[2]	240,000,000	239,971,012
0.518%, due 11/01/16[2]	353,000,000	352,990,498
0.524%, due 11/01/16[2]	419,200,000	419,216,145
0.540%, due 11/01/16[2]	547,000,000	547,044,332
0.622%, due 11/01/16[2]	316,750,000	317,026,812
0.625%, due 11/15/16	100,000,000	100,000,905
0.625%, due 12/31/16	370,000,000	370,098,410
0.625%, due 02/15/17	125,000,000	125,033,072
0.625%, due 05/31/17	100,000,000	100,027,940
0.750%, due 01/15/17	529,469,000	529,841,420
0.750%, due 06/30/17	300,000,000	300,329,242
0.875%, due 12/31/16	445,000,000	445,323,647
0.875%, due 01/31/17	435,000,000	435,525,469
0.875%, due 02/28/17	120,000,000	120,159,593
0.875%, due 04/30/17	200,000,000	200,347,040
0.875%, due 05/15/17	150,000,000	150,284,278
1.000%, due 03/31/17	329,000,000	329,652,724
1.875%, due 08/31/17	100,000,000	100,974,357
2.750%, due 11/30/16	131,000,000	131,247,069
3.000%, due 02/28/17	135,000,000	136,150,486
Total US government obligations (cost—$8,425,147,930)		8,425,147,930

Repurchase agreements—45.92%
Repurchase agreement dated 10/25/16 with Barclays Capital, Inc., 0.290% due 11/01/16, collateralized by $102,879,900 US Treasury Bonds 3.000% to 8.750% due 05/15/17 to 11/15/45, $1,058 US Treasury Inflation Index Bond, zero coupon due 04/15/28, $288,301,800 US Treasury Notes 0.500% to 2.500% due 05/15/17 to 08/15/26, $2,692,800, US Treasury Bonds Principal STRIPs, zero coupon due 08/15/20 to 08/15/43 and $124,352,159 US Treasury Bonds STRIPs, zero coupon due 02/15/19 to 11/15/44; (value—$510,000,040); proceeds: $500,028,194	500,000,000	500,000,000

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/26/16 with Barclays Capital, Inc., 0.310% due 11/02/16, collateralized by $439,399,615 US Treasury Inflation Index Notes, zero coupon to 0.125% due 04/15/17 to 04/15/26, $226,157,200 US Treasury Notes, zero coupon due 01/31/17 to 07/31/18, $2,522,800 US Treasury Bonds Principal STRIPs, zero coupon due 11/15/16 to 05/15/44 and $42,981,993 US Treasury Bonds STRIPs, zero coupon due 05/15/18 to 08/15/46; (value—$714,000,039); proceeds: $700,042,194	$700,000,000	$700,000,000
Repurchase agreement dated 10/31/16 with Barclays Capital, Inc., 0.320% due 11/01/16, collateralized by $639 US Treasury Inflation Index Bonds, zero coupon due 04/15/27 to 04/15/29, $1,016 US Treasury Inflation Index Notes, zero coupon due 04/15/17 to 10/15/25, $467,199,500 US Treasury Notes, 1.000% to 3.375% due 12/15/17 to 05/15/26, $11,000 US Treasury Bonds Principal STRIPs, zero coupon due 11/15/17 to 05/15/43 and $27,061,425 US Treasury Bonds STRIPs, zero coupon due 02/15/19 to 05/15/46; (value—$510,000,001); proceeds: $500,004,444	500,000,000	500,000,000
Repurchase agreement dated 10/31/16 with Federal Reserve Bank of New York, 0.250% due 11/01/16, collateralized by $165,078,600 US Treasury Bonds, 3.125% to 5.000% due 05/15/37 to 02/15/43 and $3,331,601,800 US Treasury Notes, 2.000% to 2.750% due 09/30/20 to 11/15/23; (value—$3,785,026,294); proceeds: $3,785,026,285	3,785,000,000	3,785,000,000
Repurchase agreement dated 10/25/16 with Goldman Sachs & Co., 0.270% due 11/01/16, collateralized by $53,266,800 US Treasury Bond, 6.125% due 08/15/29 and $170,640,500 US Treasury Notes, 1.625% to 2.750% due 02/28/18 to 08/15/20; (value—$255,000,042); proceeds: $250,013,125	250,000,000	250,000,000
Repurchase agreement dated 10/25/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.290% due 11/01/16, collateralized by $139,322,900 US Treasury Bond, 4.250% due 11/15/40 and $67,466,800 US Treasury Inflation Index Note, 0.125% due 07/15/24; (value—$255,000,068); proceeds: $250,014,097	250,000,000	250,000,000

39

Treasury Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/26/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.300% due 11/02/16, collateralized by $199,370,100 US Treasury Inflation Index Note, 0.125% due 07/15/24; (value—$204,000,066); proceeds: $200,011,667	$200,000,000	$200,000,000

Repurchase agreement dated 10/31/16 with Mitsubishi UFJ Securities USA, Inc., 0.300% due 11/01/16, collateralized by $59,912,100 US Treasury Bills, zero coupon due 04/06/17 to 09/14/17, $253,902,800 US Treasury Bonds, 2.500% to 8.750% due 08/15/20 to 05/15/46, $7,330,500 US Treasury Inflation Index Bonds, 2.000% to 6.250% due 01/15/26 to 05/15/30, $308,157,900 US Treasury Inflation Index Notes, 0.125% to 1.375% due 01/15/20 to 01/15/26, $399,275,300 US Treasury Notes, 0.625% to 3.750% due 06/30/17 to 05/15/26, $15,318,600 US Treasury Bonds Principal STRIPs, zero coupon due 08/15/41 to 11/15/41; (value—$1,122,000,043); proceeds: $1,100,009,167

	1,100,000,000	1,100,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/16 with State Street Bank and Trust Co., 0.010% due 11/01/16, collateralized by $105,000 US Treasury Note, 0.750% due 12/31/17; (value—$105,276); proceeds: $103,000	$103,000	$103,000
Total repurchase agreements (cost—$7,285,103,000)		7,285,103,000
Total investments (cost—$15,710,250,930 which approximates cost for federal income tax purposes)—99.02%		15,710,250,930

Other assets in excess of liabilities—0.98%		155,504,160
Net assets—100.00%		$15,865,755,090

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 50.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$8,425,147,930	$—	$8,425,147,930
Repurchase agreements	—	7,285,103,000	—	7,285,103,000
Total	$—	$15,710,250,930	$—	$15,710,250,930

At October 31, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

See accompanying notes to financial statements.

40

Prime CNAV Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
US government and agency obligations—2.03%
Federal Home Loan Bank 0.614%, due 11/22/16[1]	$5,000,000	$5,000,000
US Treasury Notes 0.514%, due 07/31/18[1]	4,600,000	4,599,676
0.612%, due 01/31/18[1]	250,000	250,117
0.625%, due 05/31/17	10,000,000	9,996,362
Total US government and agency obligations (cost—$19,846,155)		19,846,155

Time deposits—15.99%
Banking-non-US—15.99%
Credit Agricole Corporate & Investment Bank 0.310%, due 11/01/16	31,000,000	31,000,000
DnB NOR Bank ASA 0.300%, due 11/01/16	20,000,000	20,000,000
Natixis 0.300%, due 11/01/16	30,000,000	30,000,000
Skandinaviska Enskilda Banken AB 0.310%, due 11/01/16	40,000,000	40,000,000
Svenska Handelsbanken 0.300%, due 11/01/16	35,000,000	35,000,000
Total time deposits (cost—$156,000,000)		156,000,000

Certificates of deposit—21.47%
Banking-non-US—17.94%
Bank of Montreal 0.860%, due 01/03/17	5,000,000	5,000,000
0.880%, due 01/11/17	10,000,000	10,000,000
0.981%, due 11/14/16[1]	5,000,000	5,000,000
1.130%, due 11/14/16[1]	9,000,000	9,000,000
Bank of Nova Scotia 1.097%, due 11/23/16[1]	7,000,000	7,000,826
Canadian Imperial Bank 1.025%, due 11/14/16[1]	4,000,000	4,000,000
1.077%, due 02/06/17[1]	3,000,000	3,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 1.109%, due 11/10/16[1]	8,000,000	8,000,000
DnB NOR Bank ASA 1.034%, due 01/26/17[1]	9,000,000	9,000,000
1.132%, due 12/13/16[1]	9,000,000	9,000,000
KBC Bank N.V. 0.440%, due 11/01/16	25,000,000	25,000,000
Oversea-Chinese Banking Corp. Ltd. 0.530%, due 11/21/16	8,000,000	8,000,000
0.980%, due 01/13/17	21,000,000	21,000,618
Royal Bank of Canada 0.770%, due 12/01/16	3,000,000	3,000,000
Skandinaviska Enskilda Banken AB 1.103%, due 12/28/16[1]	5,000,000
		5,000,000
Sumitomo Mitsui Banking Corp. 0.950%, due 12/16/16	16,000,000
		16,000,000
Svenska Handelsbanken 1.071%, due 11/15/16[1]	8,000,000	8,000,000

Security description	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Swedbank AB 0.410%, due 11/03/16	$20,000,000	$20,000,000

		175,001,444

Banking-US—3.53%
Citibank New York N.A. 0.870%, due 02/14/17	10,000,000	10,000,000
1.000%, due 03/28/17	10,000,000	10,000,000
State Street Bank & Trust Co. 0.979%, due 11/10/16[1]	3,000,000	3,000,000
1.176%, due 01/10/17[1]	5,000,000	5,000,000
Wells Fargo Bank N.A. 1.020%, due 02/21/17	6,500,000	6,500,000

		34,500,000
Total certificates of deposit (cost—$209,501,444)		209,501,444

Commercial paper[2]—58.41%
Asset backed-miscellaneous—26.77%
Antalis S.A 0.630%, due 11/30/16	10,000,000	9,994,925
Atlantic Asset Securitization LLC 0.310%, due 11/01/16	15,000,000	15,000,000
Barton Capital LLC 0.410%, due 11/01/16	10,000,000	10,000,000
0.610%, due 11/03/16	15,000,000	14,999,492
CAFCO LLC 0.830%, due 11/22/16	5,000,000	4,997,579
0.850%, due 11/22/16	5,000,000	4,997,521
0.850%, due 12/12/16	8,000,000	7,992,256
0.870%, due 11/22/16	6,000,000	5,996,955
0.900%, due 12/20/16	7,000,000	6,991,425
Fairway Finance Corp. 0.830%, due 11/28/16	15,000,000	14,990,662
0.880%, due 11/28/16	10,000,000	9,993,400
Gotham Funding Corp. 0.850%, due 01/26/17	10,000,000	9,979,694
1.017%, due 12/19/16	10,000,000	9,986,667
Liberty Funding LLC 0.850%, due 12/05/16	5,000,000	4,995,986
0.880%, due 12/07/16	5,000,000	4,995,600
0.920%, due 12/12/16	7,000,000	6,992,666
Manhattan Asset Funding Co. LLC 0.970%, due 12/12/16	10,000,000	9,988,953
Old Line Funding LLC 0.350%, due 11/01/16	25,000,000	25,000,000
0.880%, due 12/05/16	5,000,000	4,995,844
0.920%, due 01/18/17	5,000,000	4,990,033
1.018%, due 03/07/17	10,000,000	9,965,000
Starbird Funding Corp. 0.800%, due 11/01/16	4,250,000	4,250,000
0.970%, due 12/01/16	15,000,000	14,987,875
0.970%, due 12/06/16	5,000,000	4,995,285

41

Prime CNAV Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
Commercial paper[2]—(concluded)
Asset backed-miscellaneous—(concluded)
Thunder Bay Funding LLC 0.940%, due 01/17/17	$9,000,000	$8,981,905
1.170%, due 02/09/17	2,000,000	1,993,500
Victory Receivables Corp. 0.800%, due 12/02/16	5,000,000	4,996,556
0.820%, due 11/10/16	5,000,000	4,998,975
0.850%, due 01/25/17	7,000,000	6,985,951
0.930%, due 11/28/16	5,000,000	4,996,512
1.017%, due 12/13/16	6,140,000	6,132,837

		261,164,054

Banking-non-US—15.97%
ANZ National International Ltd. 1.150%, due 03/28/17	10,000,000	9,953,042
BNZ International Funding Ltd. 0.850%, due 11/03/16	5,000,000	4,999,764
Commonwealth Bank of Australia 1.280%, due 01/17/17[1]	8,000,000	8,000,000
DBS Bank Ltd. 0.830%, due 11/14/16	7,000,000	6,997,902
Erste Abwicklungsanstalt 0.810%, due 11/21/16	5,000,000	4,997,750
0.820%, due 11/10/16	5,000,000	4,998,975
1.030%, due 01/18/17	5,000,000	4,988,842
KFW International Finance, Inc. 0.640%, due 11/07/16	15,000,000	14,998,400
Mizuho Bank Ltd. 0.880%, due 01/17/17	15,000,000	14,971,767
0.900%, due 11/18/16	5,000,000	4,997,875
National Bank of Canada 0.830%, due 01/17/17	15,000,000	14,973,371
Nordea Bank AB 0.725%, due 01/04/17	9,500,000	9,487,755
0.900%, due 12/06/16	5,000,000	4,995,625
NRW Bank 0.840%, due 01/30/17	10,000,000	9,979,000
Societe Generale 0.240%, due 11/01/16	15,000,000	15,000,000
United Overseas Bank Ltd. 0.880%, due 01/25/17	10,000,000	9,979,222
0.900%, due 01/18/17	5,000,000	4,990,250
0.920%, due 01/13/17	3,000,000	2,994,403
0.960%, due 01/17/17	2,000,000	1,995,893
Westpac Banking Corp. 0.980%, due 01/04/17	1,500,000	1,497,387

		155,797,223

Banking-US—6.45%
Bedford Row Funding Corp. 1.100%, due 05/04/17	7,000,000	6,960,644
1.230%, due 03/13/17	10,000,000	9,954,900
1.238%, due 07/05/17[1]	3,000,000	3,000,000
BNP Paribas Fortis Funding LLC 0.300%, due 11/01/16	35,000,000	35,000,000

Security description	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-US—(concluded)
Toronto-Dominion Holdings USA, Inc. 0.740%, due 11/01/16	$8,000,000	$8,000,000

		62,915,544

Finance-other—4.10%
CNPC Finance 0.670%, due 11/01/16	15,000,000	15,000,000
0.700%, due 11/01/16	25,000,000	25,000,000

		40,000,000

Technology-hardware—2.56%
Apple, Inc. 0.510%, due 11/29/16	25,000,000	24,990,083

Tobacco—2.56%
Philip Morris International, Inc. 0.310%, due 11/01/16	25,000,000	25,000,000
Total commercial paper (cost—$569,866,904)		569,866,904

Repurchase agreements—2.09%
Repurchase agreement dated 10/31/16 with Goldman Sachs & Co., 0.310% due 11/01/16, collateralized by $38,465,900 US Treasury Bonds Principal STRIP, zero coupon due 11/15/40; (value—$20,400,005); proceeds: $20,00,172	20,000,000	20,000,000
Repurchase agreement dated 10/31/16 with State Street Bank and Trust Co., 0.010% due 11/01/16, collateralized by $350,435 US Treasury Note, 2.125% due 08/15/21; (value—$364,806); proceeds: $357,000	357,000	357,000
Total repurchase agreements (cost—$20,357,000)		20,357,000
Total investments (cost—$975,571,503 which approximates cost for federal income tax purposes)—99.99%		975,571,503

Other assets in excess of liabilities—0.01%		107,912
Net assets—100.00%		$975,679,415

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 50.

42

Prime CNAV Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$19,846,155	$—	$19,846,155
Time deposits	—	156,000,000	—	156,000,000
Certificates of deposit	—	209,501,444	—	209,501,444
Commercial paper	—	569,866,904	—	569,866,904
Repurchase agreements	—	20,357,000	—	20,357,000
Total	$—	$975,571,503	$—	$975,571,503

At October 31, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.

See accompanying notes to financial statements.

43

Tax-Free Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—99.04%
Alaska—1.12%
Alaska International Airports Revenue Refunding (System), Series A, 0.630%, VRD	$7,000,000	$7,000,000
Valdez Marine Terminal Revenue (Exxon Pipeline Co. Project), 0.500%, VRD	2,000,000	2,000,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series A, 0.470%, VRD	2,290,000	2,290,000
Series B, 0.470%, VRD	2,250,000	2,250,000
Valdez Marine Terminal Revenue Refunding (ExxonMobil Project), 0.500%, VRD	6,300,000	6,300,000

		19,840,000

Arizona—0.36%
City of Phoenix Arizona Industrial Development Authority Health Care Facilities Revenue (Mayo Clinic), Series A, 0.470%, VRD	6,350,000	6,350,000

California—18.53%
Antelope Valley-East Kern Water Agency, Series A-2, 0.570%, VRD	15,000,000	15,000,000
California Health Facilities Financing Authority Revenue (Adventist Health Systems), Series A, 0.600%, VRD	5,300,000	5,300,000
Series B, 0.600%, VRD	4,400,000	4,400,000
California Health Facilities Financing Authority Revenue (Scripps Health), Series C, 0.590%, VRD	3,300,000	3,300,000
California Infrastructure & Economic Development Bank Revenue Refunding (Los Angeles County Museum of Natural History Foundation), Series B, 0.420%, VRD	9,545,000	9,545,000
California State Kindergarten, Series A1, 0.420%, VRD	17,900,000	17,900,000
Series A2, 0.420%, VRD	9,750,000	9,750,000
Series A3, 0.430%, VRD	3,720,000	3,720,000
Series A5, 0.460%, VRD	7,900,000	7,900,000
Series B2, 0.420%, VRD	22,085,000	22,085,000
Series B3, 0.350%, VRD	1,500,000	1,500,000
California State, Series A-1, 0.430%, VRD	1,370,000	1,370,000
Series B1, 0.420%, VRD	6,100,000	6,100,000
California Statewide Communities Development Authority Revenue (Painte Turtle), 0.570%, VRD	6,900,000	6,900,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
Chino Basin Regional Financing Authority Revenue Refunding (Inland Empire Utilities), Series B, 0.650%, VRD	$4,885,000	$4,885,000
Irvine Improvement Bond Act 1915 (Assessment District 87-8), 0.500%, VRD	2,600,000	2,600,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 03-19), Series B, 0.500%, VRD	10,700,000	10,700,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.640%, VRD	15,000,000	15,000,000
Irvine Unified School District Special Tax (Community Facilities District No. 09), Series A, 0.460%, VRD	6,750,000	6,750,000
Series B, 0.650%, VRD	12,825,000	12,825,000
Irvine Unified School District, Series C, 0.460%, VRD	44,240,000	44,240,000
Los Angeles Department of Water & Power Revenue (Power System), Subseries A-2, 0.450%, VRD	23,700,000	23,700,000
Los Angeles Water and Power Revenue, Subseries A-5, 0.490%, VRD	7,000,000	7,000,000
Subseries B-5, 0.590%, VRD	7,500,000	7,500,000
Subseries B-6, 0.470%, VRD	38,300,000	38,300,000
Manteca Redevelopment Agency Tax Allocation Refunding (Sub-Amended Merged Project), 0.500%, VRD	1,065,000	1,065,000
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.580%, VRD	1,715,000	1,715,000
Northern California Power Agency Revenue Refunding (Hydroelectric Project 1), Series A, 0.520%, VRD	15,000,000	15,000,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series A, 0.590%, VRD	6,000,000	6,000,000
Santa Clara Electric Revenue, Subseries B, 0.540%, VRD	5,155,000	5,155,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series B, 0.590%, VRD	2,500,000	2,500,000
Series C, 0.630%, VRD	7,190,000	7,190,000
West Covina Public Financing Authority Lease Revenue (Golf Course Project), Series B, 0.610%, VRD	1,330,000	1,330,000

		328,225,000

44

Tax-Free Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Colorado—3.50%
Denver City & County Certificates of Participation Refunding, Series A1, 0.520%, VRD	$36,345,000	$36,345,000
Series A2, 0.520%, VRD	5,600,000	5,600,000
Series A3, 0.520%, VRD	20,100,000	20,100,000

		62,045,000

Connecticut—0.36%
Connecticut State Health & Educational Facilities Authority Revenue (Yale University), Series V-2, 0.400%, VRD	6,345,000	6,345,000

District of Columbia—1.64%
District of Columbia University Revenue Refunding (Georgetown University), Series B, 0.600%, VRD	10,000,000	10,000,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Subseries B-2, 0.620%, VRD	10,000,000	10,000,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue, Subseries D-2, 0.530%, VRD	9,005,000	9,005,000

		29,005,000

Florida—3.01%
Florida Municipal Power Agency Revenue (All Requirements Supply), Series C, 0.550%, VRD	48,500,000	48,500,000
Gainesville Utilities System Revenue, Series A, 0.640%, VRD	3,550,000	3,550,000
JEA Water & Sewer System Revenue, Subseries A-1, 0.500%, VRD	1,240,000	1,240,000

		53,290,000

Georgia—1.29%
Municipal Electric Authority of Georgia (General Resolution Projects), Series C, 0.600%, VRD	17,000,000	17,000,000
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 0.620%, VRD	5,875,000	5,875,000

		22,875,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Illinois—8.78%
Chicago O’Hare International Revenue (Third Lien), Series C, 0.560%, VRD	$15,000,000	$15,000,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 0.630%, VRD	18,300,000	18,300,000
Illinois Development Finance Authority Revenue (Chicago Symphony Project), 0.600%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.690%, VRD	23,700,000	23,700,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.640%, VRD	5,000,000	5,000,000
Illinois Finance Authority Revenue (Advocate Health Care), Subseries C2A, 0.590%, VRD	11,000,000	11,000,000
Illinois Finance Authority Revenue (Northwestern Community Hospital), Series B, 0.610%, VRD	21,800,000	21,800,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B, 0.600%, VRD	9,725,000	9,725,000
Illinois Finance Authority Revenue (University of Chicago Medical Center), Series E-1, 0.480%, VRD	13,575,000	13,575,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A, 0.600%, VRD	13,100,000	13,100,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-1B, 0.630%, VRD	1,700,000	1,700,000
Series A-2D, 0.630%, VRD	3,300,000	3,300,000
Illinois Village of Channahon Revenue (Morris Hospital), 0.640%, VRD	6,775,000	6,775,000

		155,475,000

Indiana—4.79%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy Industrial Project), Series A-5, 0.480%, VRD	23,950,000	23,950,000

45

Tax-Free Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Indiana—(concluded)
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project), Series A-4, 0.500%, VRD	$19,100,000	$19,100,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series A, 0.550%, VRD	5,000,000	5,000,000
Series C, 0.610%, VRD	6,950,000	6,950,000
Indiana Finance Authority Hospital Revenue Refunding (Indiana University Obligated Group), Series B, 0.590%, VRD	4,525,000	4,525,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A, 0.560%, VRD	13,390,000	13,390,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.580%, VRD	4,500,000	4,500,000
Lawrenceburg Pollution Control Revenue Refunding (Indiana Michigan Power Co. Project), Series H, 0.640%, VRD	7,500,000	7,500,000

		84,915,000

Kansas—0.65%
Kansas State Department of Transportation Highway Revenue, Series C-4, 0.600%, VRD	11,500,000	11,500,000

Louisiana—2.76%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series A, 0.500%, VRD	43,750,000	43,750,000
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Gulf Opportunity Zone (ExxonMobil Project), 0.500%, VRD	1,900,000	1,900,000
East Baton Rouge Parish Pollution Control Revenue Refunding (Exxon Project), 0.500%, VRD	2,000,000	2,000,000
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2, 0.600%, VRD	1,300,000	1,300,000

		48,950,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Maryland—0.46%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A, 0.550%, VRD	$8,100,000	$8,100,000

Massachusetts—3.42%
Massachusetts Health & Educational Facilities Authority Revenue (Childrens Hospital), Series N-4, 0.510%, VRD	4,100,000	4,100,000
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University), Series R, 0.400%, VRD	5,700,000	5,700,000
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood), Series C, 0.520%, VRD	4,000,000	4,000,000
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare Systems), Series F3, 0.600%, VRD	20,000,000	20,000,000
University of Massachusetts Building Authority Revenue Refunding, Series 1, 0.600%, VRD	26,730,000	26,730,000

		60,530,000

Minnesota—2.94%
Rochester Health Care Facilities Revenue (Mayo Clinic), Series A, 0.580%, VRD	38,100,000	38,100,000
Series B, 0.580%, VRD	14,000,000	14,000,000

		52,100,000

Mississippi—4.50%
Jackson County Pollution Control Revenue Refunding (Chevron USA, Inc. Project), 0.520%, VRD	1,400,000	1,400,000
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series B, 0.520%, VRD	9,500,000	9,500,000
Series C, 0.480%, VRD	1,795,000	1,795,000
Series D, 0.500%, VRD	14,900,000	14,900,000
Series E, 0.520%, VRD	2,000,000	2,000,000
Series I, 0.480%, VRD	300,000	300,000
Series K, 0.520%, VRD	8,000,000	8,000,000
Series L, 0.520%, VRD	1,000,000	1,000,000
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project), Series B, 0.620%, VRD	500,000	500,000
Series C, 0.480%, VRD	1,000,000	1,000,000
Series E, 0.520%, VRD	18,150,000	18,150,000

46

Tax-Free Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Mississippi—(concluded)
Series F, 0.580%, VRD	$1,500,000	$1,500,000
Series G, 0.480%, VRD	6,705,000	6,705,000
Series H, 0.520%, VRD	9,000,000	9,000,000
Series J, 0.500%, VRD	4,000,000	4,000,000

		79,750,000

Missouri—3.39%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School), 0.530%, VRD	10,135,000	10,135,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis University), Series B-2, 0.480%, VRD	5,000,000	5,000,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series A, 0.500%, VRD	5,100,000	5,100,000
Series B, 0.500%, VRD	4,000,000	4,000,000
Series B, 0.520%, VRD	14,000,000	14,000,000
Series C, 0.480%, VRD	6,200,000	6,200,000
Series C, 0.480%, VRD	3,900,000	3,900,000
St. Charles County Public Water District No. 2 Refunding, Series A, 0.630%, VRD	11,725,000	11,725,000

		60,060,000

Nebraska—1.09%
Douglas County Hospital Authority No. 002 Revenue Refunding (Health Facilities for Children), Series A, 0.530%, VRD	8,000,000	8,000,000
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1, 0.530%, VRD	11,400,000	11,400,000

		19,400,000

New Hampshire—0.72%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), Series B, 0.490%, VRD	12,850,000	12,850,000

New Mexico—0.55%
New Mexico Finance Authority Transportation Revenue Refunding (Sub Lien), Subseries B-1, 0.600%, VRD	9,690,000	9,690,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
New York—21.35%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 0.630%, VRD	$1,915,000	$1,915,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries A-1, 0.510%, VRD	20,000,000	20,000,000
Subseries E-1, 0.490%, VRD	20,115,000	20,115,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-1, 0.580%, VRD	28,600,000	28,600,000
Series BB-2, 0.500%, VRD	14,050,000	14,050,000
Series BB-5, 0.480%, VRD	8,865,000	8,865,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series A, 0.520%, VRD	26,695,000	26,695,000
Series B-4, 0.480%, VRD	1,000,000	1,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Series C, 0.540% VRD	14,800,000	14,800,000
Subseries A-4, 0.480%, VRD	16,000,000	16,000,000
Subseries A-4, 0.490%, VRD	8,300,000	8,300,000
Subseries A-4, 0.500%, VRD	13,000,000	13,000,000
Subseries D-4, 0.540%, VRD	19,400,000	19,400,000
Subseries E-4, 0.520%, VRD	8,100,000	8,100,000
New York City, Series F, Subseries F-3, 0.500%, VRD	9,000,000	9,000,000
Subseries D-4, 0.500%, VRD	10,550,000	10,550,000
Subseries L-3, 0.500%, VRD	13,600,000	13,600,000
Subseries L-4, 0.500%, VRD	44,145,000	44,145,000
New York Dormitory Authority Revenues State Supported Debt (University of Rochester), Series A, 0.520%, VRD	3,850,000	3,850,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Columbia University), Series A, 0.590%, VRD	3,800,000	3,800,000
Series B, 0.580%, VRD	5,400,000	5,400,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Northern Westchester Association), 0.600%, VRD	4,310,000	4,310,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 0.610%, VRD	4,800,000	4,800,000
Series A-2, 0.630%, VRD	13,900,000	13,900,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured), 0.540%, VRD	9,500,000	9,500,000

47

Tax-Free Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York State Dormitory Authority Revenue Non-State Supported Debt (Senior Community, Inc.), 0.610%, VRD	$3,670,000	$3,670,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 0.600%, VRD	2,395,000	2,395,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B, 0.520%, VRD	2,300,000	2,300,000
New York State Housing Finance Agency (Riverside Center 2 Housing), Series A-3, 0.600%, VRD	5,000,000	5,000,000
Onondaga County Industrial Development Agency (Syracuse University Project), Series B, 0.570%, VRD	5,890,000	5,890,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University Project), Series A-1, 0.500%, VRD	4,580,000	4,580,000
Triborough Bridge & Tunnel Authority Revenue Refunding, Subseries B-2, 0.480%, VRD	20,400,000	20,400,000
Triborough Bridge & Tunnel Authority Revenue, Series B-3, 0.480%, VRD	10,380,000	10,380,000

		378,310,000

North Carolina—1.00%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured), Series E, 0.600%, VRD	8,565,000	8,565,000
Series H, 0.480%, VRD	9,135,000	9,135,000

		17,700,000

Ohio—2.71%
Butler County Capital Funding Revenue (CCAO Low Cost Capital), Series A, 0.630%, VRD	3,905,000	3,905,000
Centerville Health Care Revenue (Bethany Lutheran Village Project), Series B, 0.650%, VRD	6,400,000	6,400,000
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 0.610%, VRD	5,725,000	5,725,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Ohio—(concluded)
Columbus Sewer Revenue, Series B, 0.580%, VRD	$5,450,000	$5,450,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 0.630%, VRD	11,640,000	11,640,000
Ohio (Common Schools), Series A, 0.590%, VRD	1,375,000	1,375,000
Series B, 0.590%, VRD	13,610,000	13,610,000

		48,105,000

Oregon—0.15%
Clackamas County Hospital Facility Authority Revenue (Legacy Health System), Series C, 0.650%, VRD	2,700,000	2,700,000

Pennsylvania—2.47%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University), 0.520%, VRD	13,800,000	13,800,000
Allegheny County Industrial Development Authority Revenue (Education Center Watson), 0.650%, VRD	8,300,000	8,300,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.600%, VRD	6,500,000	6,500,000
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University), Second Series, 0.600%, VRD	6,500,000	6,500,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3, 0.630%, VRD	3,400,000	3,400,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.650%, VRD	5,235,000	5,235,000

		43,735,000

Rhode Island—0.05%
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project), 0.470%, VRD	900,000	900,000

Texas—6.42%
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 0.540%, VRD	18,040,000	18,040,000
Subseries C-2, 0.540%, VRD	21,475,000	21,475,000

48

Tax-Free Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Texas—(continued)
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-1, 0.540%, VRD	$9,690,000	$9,690,000
Series A-2, 0.540%, VRD	16,285,000	16,285,000
Houston Higher Education Finance Corp. Higher Education Revenue (Rice University Project), Series B, 0.660%, VRD	5,700,000	5,700,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project), 0.490%, VRD	4,200,000	4,200,000
Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding (ExxonMobil Project), 0.490%, VRD	8,060,000	8,060,000
Series A, 0.470%, VRD	6,000,000	6,000,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project), Series C, 0.640%, VRD	6,100,000	6,100,000
University of Texas Permanent University (Funding System), Series A, 0.570%, VRD	1,400,000	1,400,000
University of Texas Permanent University Fund System, Series A, 0.570%, VRD	12,120,000	12,120,000

Security description	Face Amount	Value
Municipal bonds and notes—(concluded)
Texas—(concluded)
University of Texas Revenues (Financing Systems), Series B, 0.570%, VRD	$4,690,000	$4,690,000

		113,760,000

Utah—1.03%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series C, 0.530%, VRD	7,000,000	7,000,000
Murray City Utah, Hospital Revenue (IHC Health Services, Inc.), Series D, 0.480%, VRD	11,200,000	11,200,000

		18,200,000
Total municipal bonds and notes (cost—$1,754,705,000)		1,754,705,000

Tax-exempt commercial paper—0.57%
Texas—0.57%
Methodist Hospital, 0.860%, due 12/19/16 (cost—$10,000,000)	10,000,000	10,000,000
Total investments (cost—$1,764,705,000 which approximates cost for federal income tax purposes)—99.61%		1,764,705,000

Other assets in excess of liabilities—0.39%		6,972,141
Net assets—100.00%		$1,771,677,141

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 50.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2016 in valuing the Master Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$1,754,705,000	$—	$1,754,705,000
Tax-exempt commercial paper	—	10,000,000	—	10,000,000
Total	$—	$1,764,705,000	$—	$1,764,705,000

At October 31, 2016, there were no transfers between Level 1 and Level 2.

See accompanying notes to financial statements.

49

Tax-Free Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
CCAO	County Commissioners Association of Ohio
FNMA	Federal National Mortgage Association
STRIP	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2016 and reset periodically.

See accompanying notes to financial statements.

50

Master Trust

Statement of operations

For the six months ended October 31, 2016 (unaudited)

	Prime Master Fund	Government Master Fund[1]	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$35,116,173	$18,924,593	$25,468,185	$2,205,626	$2,109,899
Expenses:
Investment advisory and administration fees	6,386,832	5,254,409	6,785,831	369,980	448,310
Trustees’ fees	61,464	48,108	80,268	14,341	15,875
Total expenses	6,448,296	5,302,517	6,866,099	384,321	464,185
Fee waivers by investment advisor	—	(1,242,860)	—	—	—
Net expenses	6,448,296	4,059,657	6,866,099	384,321	464,185
Net investment income	28,667,877	14,864,936	18,602,086	1,821,305	1,645,714
Net realized gain	1,399,007	86,745	67,815	4,568	—
Net change in unrealized appreciation/depreciation	69,727	—	—	—	—
Net increase in net assets resulting from operations	$30,136,611	$14,951,681	$18,669,901	$1,825,873	$1,645,714

[1]	Commenced operations on June 24, 2016.

See accompanying notes to financial statements.

51

Master Trust

Statement of changes in net assets

	Prime Master Fund		Government Master Fund
	For the six months ended October 31, 2016 (unaudited)	For the year ended April 30, 2016	For the period from June 24, 2016[1] to October 31, 2016 (unaudited)
From operations:

Net investment income	$28,667,877	$39,351,690	$14,864,936
Net realized gain	1,399,007	228,755	86,745
Net change in unrealized appreciation	69,727	—	—
Net increase in net assets resulting from operations	30,136,611	39,580,445	14,951,681
Net increase (decrease) in net assets from beneficial interest transactions	(14,756,205,600)	3,037,555,323	18,232,262,918
Net increase (decrease) in net assets	(14,726,068,989)	3,077,135,768	18,247,214,599
Net assets:
Beginning of period	17,197,266,346	14,120,130,578	—
End of period	$2,471,197,357	$17,197,266,346	$18,247,214,599

[1]	Commencement of operations.

52

Master Trust

Treasury Master Fund		Prime CNAV Master Fund		Tax-Free Master Fund
For the six months ended October 31, 2016 (unaudited)	For the year ended April 30, 2016	For the six months ended October 31, 2016 (unaudited)	For the period from January 19, 2016[1] to April 30, 2016	For the six months ended October 31, 2016 (unaudited)	For the year ended April 30, 2016

$18,602,086	$9,636,567	$1,821,305	$312,627	$1,645,714	$437,876
67,815	935,343	4,568	—	—	70,058
—	—	—	—	—	—
18,669,901	10,571,910	1,825,873	312,627	1,645,714	507,934
3,963,174,190	(762,944,902)	480,753,926	492,786,989	392,943,839	21,560,886
3,981,844,091	(752,372,992)	482,579,799	493,099,616	394,589,553	22,068,820

11,883,910,999	12,636,283,991	493,099,616	—	1,377,087,588	1,355,018,768
$15,865,755,090	$11,883,910,999	$975,679,415	$493,099,616	$1,771,677,141	$1,377,087,588

[1]	Commencement of operations.

See accompanying notes to financial statements.

53

Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2016 (unaudited)	Years ended April 30,
		2016	2015	2014	2013	2012
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	0.44%[1]	0.26%	0.11%	0.11%	0.19%	0.19%
Supplemental data:
Total investment return[2]	0.22%	0.26%	0.11%	0.11%	0.19%	0.20%
Net assets, end of period (000’s)	$2,471,197	$17,197,266	$14,120,131	$15,763,737	$19,137,609	$15,688,562

[1]	Annualized.
[2]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

54

Government Master Fund

Financial highlights

Selected financial data throughout the period is presented below:

For the period from June 24, 2016[1] to October 31, 2016 (unaudited)
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]
Expenses after fee waivers	0.08%[2]
Net investment income	0.28%[2]
Supplemental data:
Total investment return[3]	0.10%
Net assets, end of period (000’s)	$18,247,215

[1]	Commencement of operations.
[2]	Annualized.
[3]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

55

Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2016 (unaudited)	Years ended April 30,
		2016	2015	2014	2013	2012
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.09%	0.06%	0.06%	0.10%[2]	0.06%
Net investment income	0.27%[1]	0.08%	0.01%	0.01%	0.05%	0.01%
Supplemental data:
Total investment return[3]	0.14%	0.09%	0.01%	0.01%	0.05%	0.01%
Net assets, end of period (000’s)	$15,865,755	$11,883,911	$12,636,284	$12,511,157	$12,225,550	$13,044,384

[1]	Annualized.
[2]	Waiver by advisor represents less than 0.005%.
[3]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

56

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2016 (unaudited)	For the period from January 19, 2016[1] to April 30, 2016
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.00%[2,3]
Net investment income	0.47%[2]	0.43%[2]
Supplemental data:
Total investment return[4]	0.23%	0.12%
Net assets, end of period (000’s)	$975,679	$493,100

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005%.
[4]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

57

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2016 (unaudited)	Years ended April 30,
		2016	2015	2014	2013	2012
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.04%	0.04%	0.07%	0.10%[2]	0.10%[2]
Net investment income	0.35%[1]	0.03%	0.01%	0.01%	0.06%	0.06%
Supplemental data:
Total investment return[3]	0.19%	0.03%	0.01%	0.02%	0.07%	0.06%
Net assets, end of period (000’s)	$1,771,677	$1,377,088	$1,355,019	$1,391,038	$1,556,326	$1,160,792

[1]	Annualized.
[2]	Waiver by advisor represents less than 0.005%.
[3]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

58

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, and Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In August 2014, the FASB issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). The update provides guidance about management’s responsibility to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern and to provide related footnote disclosure. ASU 2014-15 is effective for annual reporting periods ending after December 15, 2016, and for annual and interim periods thereafter. Management is currently evaluating the impact of the guidance on the disclosures in the financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—The price of beneficial interests in Master Trust is based on net asset value.

Until October 11, 2016, Prime Master Fund valued its investments at amortized cost. Effective October 11, 2016, consistent with amendments to Rule 2a-7 under the 1940 Act, the net asset value of Prime Master Fund is calculated using market-based values, and the price of its beneficial interests fluctuate.

59

Master Trust

Notes to financial statements (unaudited)

Under Rule 2a-7 under the 1940 Act, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7 under the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Effective October 14, 2016, Prime CNAV Master Fund and Tax-Free Master Fund became “retail money market funds”. Under Rule 2a-7 under the 1940 Act, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board is assisted by UBS AM’s Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) with respect to making fair value determinations for the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

In May 2015 the FASB issued Accounting Standards Update No. 2015-07, Fair Value Measurement (Topic 820): “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU 2015-07”). The modification removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. In the event the Fund holds investments for which fair value is measured using the NAV per share practical expedient, a separate column will be

60

Master Trust

Notes to financial statements (unaudited)

added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Statement of net assets.

A fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

Liquidity fee and/or redemption gates—Effective October 14, 2016, consistent with amendments to Rule 2a-7 under the 1940 Act, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the event that any of Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. On or after October 14, 2016, if Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. On or after October 14, 2016, if any of Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interests of the Fund. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Each of Prime Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund retains the liquidity fees for the benefit of remaining interest holders. For the period ended October 31, 2016, the Board of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the 1940 Act or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or

61

Master Trust

Notes to financial statements (unaudited)

retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risks.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2016, each Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to UBS AM
Prime Master Fund	$288,692
Government Master Fund	1,506,965
Treasury Master Fund	1,357,581
Prime CNAV Master Fund	86,261
Tax-Free Master Fund	122,006

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM

62

Master Trust

Notes to financial statements (unaudited)

estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets. At October 31, 2016, UBS AM was obligated to reduce its management fees, otherwise receivable by UBS AM, for independent trustees’ fees as follows:

Fund
Prime Master Fund	$21,969
Government Master Fund	46,881
Treasury Master Fund	48,023
Prime CNAV Master Fund	8,782
Tax-Free Master Fund	8,943

Effective August 22, 2016 through December 31, 2016, with respect to Government Master Fund only, UBS AM has agreed to voluntarily waive 0.04% of its management fee. At October 31, 2016, UBS AM owed Government Master Fund, and for the period August 22, 2016 to October 31, 2016, UBS AM voluntarily waived, the below amounts, which are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Government Master Fund	$602,785	$1,242,860

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2016, and during the six months ended October 31, 2016, UBS AM did not owe and/or waive fees under such an additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the six months ended October 31, 2016, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
Government Master Fund	129,791,264
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	302,893,600

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

63

Master Trust

Notes to financial statements (unaudited)

Beneficial interest transactions

Prime Master Fund

	For the six months ended October 31, 2016	For the year ended April 30, 2016
Contributions	$15,077,460,417	$47,016,868,030
Withdrawals	(29,833,666,017)	(43,979,312,707)
Net increase (decrease) in beneficial interest	$(14,756,205,600)	$3,037,555,323

Government Master Fund

	For the period from June 24, 2016[1] to October 31, 2016
Contributions	$31,434,214,338
Withdrawals	(13,201,951,420)
Net increase in beneficial interest	$18,232,262,918

Treasury Master Fund

	For the six months ended October 31, 2016	For the year ended April 30, 2016
Contributions	$19,182,766,939	$28,255,411,545
Withdrawals	(15,219,592,749)	(29,018,356,447)
Net increase (decrease) in beneficial interest	$3,963,174,190	$(762,944,902)

Prime CNAV Master Fund

	For the six months ended October 31, 2016	For the period from January 19, 2016[1] to April 30, 2016
Contributions	$1,099,310,737	$566,064,862
Withdrawals	(618,556,811)	(73,277,873)
Net increase in beneficial interest	$480,753,926	$492,786,989

Tax-Free Master Fund

	For the six months ended October 31, 2016	For the year ended April 30, 2016
Contributions	$1,810,787,407	$1,598,987,976
Withdrawals	(1,417,853,568)	(1,577,427,090)
Net increase in beneficial interest	$392,943,839	$21,560,886

[1]	Commencement of operations.

64

Master Trust

Notes to financial statements (unaudited)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded, as of October 31, 2016, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months (or shorter period) ended October 31, 2016, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2016, and since inception for Government Master Fund and Prime CNAV Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

65

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund’s offering documents.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647- 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

66

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 12-13, 2016, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Prime CNAV Master Fund (“Prime CNAV Master”), Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, collectively with Prime CNAV Master, Prime Master and Treasury Master, each a “Master Fund” and collectively the “Master Funds”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Fund. The board reviewed and discussed with management the materials initially provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds’ and the Feeder Funds’ senior personnel and the Master Funds’ portfolio managers primarily responsible for the day-to-day management. The board recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on each Master Fund’s and corresponding Feeder Fund’s performance. The board also noted that Prime CNAV Master and its related Feeders Funds has only commenced operations in January 2016, so certain expense and performance information provided by UBS AM to the board had limited application to those Funds. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $143 billion in assets under management as of March 31, 2016 and was part of the UBS Asset Management Division, which had approximately $653 billion in assets under management worldwide as of March 31, 2016. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

67

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Prime Preferred Feeder Fund, Select Prime Preferred Feeder Fund, Select Treasury Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Prime Investor Feeder Fund, Select Prime Investor Feeder Fund, Select Treasury Investor Feeder Fund, Tax-Free Investor Feeder Fund and Select Treasury Capital Feeder Fund through August 31, 2017. The board also noted that management would pass through to the benefit of the Prime Investor Feeder Fund, Select Prime Investor Feeder Fund, Select Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund certain waivers from financial intermediaries. The board also took note of UBS AM’s voluntary undertaking to waive fees/reimburse expenses in the event that current Fund yields drop below a certain level. The board noted that such additional voluntary waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time in the future.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). With respect to Select Prime Investor Feeder Fund, Select Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on feeder fund asset size instead of master fund asset size (the “Supplemental Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Prime Reserves Feeder Fund’s and the Prime Preferred Feeder Fund’s Actual Management Fees and the Prime Investor Feeder Fund’s total expenses, the Prime CNAV Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

68

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Management noted that while the Prime Reserves Feeder Fund’s and the Prime Preferred Feeder Fund’s Actual Management Fees were above the Expense Group median by 8.2 basis points (i.e., 0.082%) and 4.2 basis points (i.e., 0.042%), respectively, the Prime Reserves Feeder Fund’s and the Prime Preferred Feeder Fund’s total expenses were below the applicable Expense Group median. Management explained that this differential is largely the result of the Prime Reserves Feeder Fund and the Prime Preferred Feeder Fund having more competitive gross yields (which resulted in the Prime Reserves Feeder Fund and the Prime Preferred Feeder Fund not having to waive their fees to the same extent as peers, which might have needed to reduce fees to a greater extent in order to maintain a positive yield). Management noted that the Prime Reserves Feeder Fund and the Prime Preferred Feeder Fund have a “unitary” fee structure, unlike many of the Expense Group peers. Management further noted that because the Prime Reserves Feeder Fund’s and the Prime Preferred Feeder Fund’s total expenses are below the applicable Expense Group median, it believes the overall expenses for the funds are in line with their peers.

Management noted that the Prime Investor Feeder Fund’s total expenses were above its Expense Group median (with the Prime Investor Feeder Fund’s total expenses the highest in the Expense Group). Management explained that the information for the Prime Investor Feeder Fund reflects expense data since its commencement in January 2016, a period of higher interest rates relative to its Expense Group peers, which reflect data based on annual financials covering longer 12-month periods of lower prevailing short-term rates, and thus higher yield floor waivers. Management noted that the Prime Investor Feeder Fund had the lowest Contractual Management Fee in its Expense Group.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Prime Institutional Feeder Fund’s Actual Management Fee and the Select Prime Investor Feeder Fund’s total expenses, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Management noted that while the Select Prime Institutional Feeder Fund’s Actual Management Fee was above its Expense Group median by one basis point (i.e., 0.01%), the Select Prime Institutional Feeder Fund’s total expenses were at the Expense Group median. Management explained that this differential is largely the result of the Select Prime Institutional Feeder Fund having more competitive gross yields (which resulted in the Select Prime Institutional Feeder Fund not having to waive its fees to the same extent as peers, which might have needed to reduce fees to a greater extent in order to maintain a positive yield). Management noted that the Select Prime Institutional Feeder Fund and the Select Prime Preferred Feeder Fund have a “unitary” fee structure, unlike many of the Expense Group peers. Management further noted that because the Select Prime Institutional Feeder Fund’s total expenses are at its Expense Group median, it believes the overall expenses for the fund are in line with its peers.

Management noted that the Select Prime Investor Feeder Fund’s total expenses were above its Expense Group median by one basis point (i.e., 0.01%). Management also noted that, compared to the Supplemental Expense Group, the Select Prime Investor Feeder Fund’s total expenses were below the median.

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund, Select Treasury Investor Feeder Fund and Select Treasury Capital Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Treasury Institutional Feeder Fund’s and the Select Treasury Preferred Feeder Fund’s total expenses, the Treasury Master Fund’s Contractual

69

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Management Fee and overall expenses were all at or below its corresponding Expense Group median, while the Treasury Master Fund’s Actual Management Fee was above the median with the related Feeder Funds’ fees taken into account. Management noted that the Select Treasury Investor Feeder Fund’s and the Select Treasury Capital Feeder Fund’s Actual Management Fees were 4.0 basis points (i.e., 0.040%) and 5.8 basis points (i.e., 0.058%) above the applicable Expense Group median, respectively, while the Select Treasury Investor Feeder Fund’s and the Select Treasury Capital Feeder Fund’s total expenses were below and at the applicable Expense Group median, respectively. Management explained that this differential is largely the result of the Select Treasury Investor Feeder Fund and the Select Treasury Capital Feeder Fund having more competitive gross yields (which resulted in the funds not having to waive their fees to the same extent as peers, which might have needed to reduce fees to a greater extent in order to maintain a positive yield). Management noted that the Select Treasury Institutional Feeder Fund and the Select Treasury Preferred Feeder Fund have a “unitary” fee structure, unlike many of the Expense Group peers. Management further noted that because the Select Treasury Investor Feeder Fund’s total expenses are below its Expense Group median (with the Select Treasury Investor Feeder Fund’s total expenses the lowest in the Expense Group) and the Select Treasury Capital Feeder Fund’s total expenses are at its Expense Group median, it believes the overall expenses for the funds are in line with their peers.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that the Tax-Free Master Fund’s Contractual Management Fee and overall expenses were each at or below its corresponding Expense Group median, while the Tax-Free Master Fund’s Actual Management Fee was above its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. Management noted that the Tax-Free Reserves Feeder Fund’s and the Tax-Free Preferred Feeder Fund’s Actual Management Fees were one basis point (i.e., 0.01%) above the applicable Expense Group median and the Tax-Free Investor Feeder Fund’s Actual Management Fee was 3.2 basis points (i.e., 0.032%) above its Expense Group median, while the Tax-Free Reserves Feeder Fund’s, the Tax-Free Preferred Feeder Fund’s and the Tax-Free Investor Feeder Fund’s total expenses were below the applicable Expense Group median. Management explained that this differential is largely the result of the Tax-Free Reserves Feeder Fund, the Tax-Free Preferred Feeder Fund and the Tax-Free Investor Feeder Fund having more competitive gross yields (which resulted in the funds not having to waive their fees to the same extent as peers, which might have needed to reduce fees to a greater extent in order to maintain a positive yield). Management noted that the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund have a “unitary” fee structure, unlike many of the Expense Group peers. Management further noted that because the Tax-Free Reserves Feeder Fund’s, the Tax-Free Preferred Feeder Fund’s and the Tax-Free Investor Feeder Fund’s total expenses are below the applicable Expense Group median (with the Tax-Free Investor Feeder Fund’s total expenses the lowest in the Expense Group), it believes the overall expenses for the funds are in line with their peers.

In light of the foregoing, the board determined that the management fees for each of Prime CNAV Master, Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of services provided to each Master Fund under the Management Contract.

Fund performance—With the exception of Prime CNAV Master, in considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five- and ten-year periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2016 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2016. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board

70

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

Because the Prime Reserves Feeder Fund, the Prime Preferred Feeder Fund and the Prime Investor Feeder Fund commenced operations in January 2016, comparative performance information was not provided for the Funds.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Select Prime Institutional Feeder Fund, the Select Prime Preferred Feeder Fund and the Select Prime Investor Feeder Fund was at or above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.)

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund, Select Treasury Investor Feeder Fund and Select Treasury Capital Feeder Fund

The comparative Broadridge information showed that the performance of the Select Treasury Institutional Feeder Fund, the Select Treasury Preferred Feeder Fund, the Select Treasury Investor Feeder Fund and the Select Treasury Capital Feeder Fund was at or above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Tax-Free Reserves Feeder Fund, the Tax-Free Preferred Feeder Fund and the Tax-Free Investor Feeder Fund was at or above its corresponding Performance Universe median for the one-, three- and five-year periods, as applicable, and since inception, except that the performance of the Tax-Free Investor Fund was below the Performance Universe median by one basis point (i.e., 0.01%) and two basis points (i.e., 0.02%) for the five-year and since inception periods, respectively. Management noted the Tax-Free Investor Feeder Fund’s improved performance over recent periods.

Based on its review, except as noted below, the board concluded that each Master Fund’s investment performance was acceptable. With respect to Prime CNAV Master, past performance was not a factor considered by the board, as that Master Fund and related Feeder Funds had less than six months of performance history.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

71

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Funds’ assets grew, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

72

Master Trust

Board approval of investment advisory agreement

(Government Master Fund) (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on November 17-18, 2015, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended, considered and approved a management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Government Master Fund (the “Master Fund”), a series of the Trust, in connection with the proposed establishment of a master-feeder fund structure involving (1) the organization of the Master Fund, which will serve as the “master fund,” and (2) the organization of UBS Select Government Preferred Fund, UBS Select Government Institutional Fund, UBS Select Government Investor Fund and UBS Select Government Capital Fund and UBS RMA Government Money Market Fund, each a series of a separate SEC registrant, which will serve as “feeder funds” and invest all or substantially all of their assets in the Master Fund (each, a “Feeder Fund” and collectively, the “Feeder Funds,” and collectively with the Master Fund, the “New Government Funds”). In considering the approval of the Management Contract, the board was able to draw on its knowledge of the Trust, its portfolios and UBS AM. The board recognized its familiarity with UBS AM and the management contract for the other portfolios of the Trust, including the extensive materials the board had previously reviewed in connection with the annual reconsideration of the management contract for the other portfolios. The board also received a memorandum discussing UBS AM’s reasons for proposing the establishment of the New Government Funds.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board recognized that although the Master Fund would be a new fund, the board was familiar with the services currently provided to other UBS master-feeder money market funds and that the service providers (including UBS AM as investment advisor) for the Master Fund would be the same as those for other UBS master-feeder money market funds. The board noted that the management services to be provided to the Master Fund by UBS AM under the Management Contract, and the administrative, distribution and shareholder services to be performed by UBS AM and its affiliates for the Master Fund and the Feeder Funds, would be similar to the services provided to those other UBS master-feeder money market funds. The board further noted that, with respect to UBS RMA Government Money Market Fund, UBS AM has proposed establishing that Feeder Fund to serve as the primary investment option for customers of UBS Financial Services Inc. that hold eligible brokerage accounts that offer sweep programs. The board’s evaluation of the services to be provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided to the Master Fund under the Management Contract.

Management fees and expense ratios—The board reviewed and considered the proposed contractual investment advisory and administration fee (the “Contractual Management Fee”) to be payable by the Master Fund to UBS AM in light of the nature, extent and quality of the advisory and administrative services to be provided by UBS AM. The board noted that under the master-feeder structure, the Master Fund will pay the Contractual Management Fee to UBS AM, and, in turn, each Feeder Fund will bear the Master Fund’s expenses in proportion to its investment in the Master Fund. In making its determination regarding the Master Fund’s fees, the board assessed (i) the Master Fund’s proposed management fee and estimated overall expenses, (ii) each Feeder Fund’s portion of the Master Fund’s proposed management fee and estimated overall expenses, and (iii) each Feeder Fund’s estimated overall expenses. The board noted that the proposed fee structure for the New Government Funds, including the Contractual Management Fee payable by the Master Fund to UBS AM, with its breakpoints, was generally the same as the fee structure of certain other UBS master-feeder money market funds. Management represented that those other UBS master-feeder money market funds are similar to the New Government Funds. The board further noted the similarities and differences in the proposed fee arrangements for UBS RMA Government Money Market Fund compared to the other Feeder Funds and UBS RMA U.S. Government Portfolio, the current government money market fund sweep option for eligible customers of UBS Financial Services Inc.

73

Master Trust

Board approval of investment advisory agreement

(Government Master Fund) (unaudited)

The board determined that the proposed management fee was reasonable in light of the nature, extent and quality of the services proposed to be provided to the Master Fund under the Management Contract.

Fund performance—Past performance was not a factor considered by the board, as the Master Fund and the Feeder Funds would be new funds.

Advisor profitability—As the Master Fund and Feeder Funds would be new funds, the board did not consider the profitability of UBS AM or its affiliates.

Economies of scale—The board noted management’s explanation that it anticipated that as the Master Fund grew in scale there could be potential economies of scale which might be passed to shareholders of the Feeder Funds via the Contractual Management Fee breakpoints. The board also noted that although the Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of the Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of potential economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other potential benefits to be received by UBS AM and its affiliates as a result of its relationship with the Master Fund and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Fund, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Fund and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates might receive were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed approval of the Management Contract in a private session with their independent legal counsel at which no representatives of UBS AM were present.

74

Trustees

Richard Q. Armstrong

Chairman

Alan S. Bernikow

Richard R. Burt

Meyer Feldberg

Bernard H. Garil

Heather R. Higgins

David Malpass

Principal Officers

Mark E. Carver

President

Mark F. Kemper

Vice President and Secretary

Elbridge T. Gerry III

Vice President

Thomas Disbrow

Vice President and Treasurer

Robert Sabatino

Vice President

Lisa M. DiPaolo

Vice President

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2016. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1664

UBS Investor Funds

Semiannual Report  |  October 31, 2016

Includes:

•	UBS Select Prime Investor Fund
•	UBS Select Government Investor Fund
•	UBS Select Treasury Investor Fund
•	UBS Prime Investor Fund
•	UBS Tax-Free Investor Fund

UBS Investor Funds

December 20, 2016

Dear Shareholder,

We present you with the semiannual report for the UBS Investor Series of Funds, namely UBS Select Prime Investor Fund, UBS Select Government Investor Fund, UBS Select Treasury Investor Fund, UBS Prime Investor Fund and UBS Tax-Free Investor Fund for the six months (or since commencement period for UBS Select Government Investor Fund) ended October 31, 2016 (the “reporting period”).

Performance

In December 2015, prior to the beginning of the reporting period, the US Federal Reserve Board (the “Fed”) modestly raised the federal funds rate from a historically low range between 0% and 0.25% to a range between 0.25% and 0.50%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. However, the Fed kept rates unchanged during the reporting period. (For more details on the Fed’s actions, see below.) While the yields on a wide range of short-term investments moved higher over the period, yields still remained low by historical comparison. As a result, the Funds’ yields remained low during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Investor Fund: 0.08% as of October 31, 2016, versus 0.11% on April 30, 2016.

•	UBS Select Government Investor Fund: 0.01% as of October 31, 2016.

•	UBS Select Treasury Investor Fund: 0.01% as of October 31, 2016, unchanged from April 30, 2016.

•	UBS Prime Investor Fund: 0.24% as of October 31, 2016, versus 0.11% on April 30, 2016.

•	UBS Tax-Free Investor Fund: 0.09% as of October 31, 2016, versus 0.01% on April 30, 2016.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 8 and 9.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.	The US economy was resilient and continued to expand during the reporting period. The US Commerce Department reported that gross

UBS Select Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

Investment goals (all four Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio manager:

Robert Sabatino

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Prime Investor Fund—August 1, 2008;

UBS Select Government Investor Fund— August 17, 2016;

UBS Select Treasury Investor Fund— September 18, 2008;

UBS Prime Investor Fund— January 19, 2016

Dividend payments:

Monthly

UBS Tax-Free Investor Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio managers:

Elbridge T. Gerry III

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

September 22, 2008

Dividend payments:

Monthly

1

UBS Investor Funds

domestic product (“GDP”) expanded at a 0.8% and 1.4% seasonally adjusted annualized rate during the first and second quarters of 2016, respectively. Economic activity in the US then accelerated, as third-quarter 2016 GDP growth was 3.2%.[1]

Q.	How did the Fed react to the economic environment?
A.	After taking its first step toward normalizing monetary policy in late 2015, the Fed remained in a holding pattern. Looking back, in December 2015, the Fed raised the fed funds rate from a range of 0% to 0.25% to a range between 0.25% and 0.50%. This marked the Fed’s first rate hike in almost a decade. The Fed then remained on hold during its first seven meetings in 2016. However, in December 2016, after the period had ended, the Fed raised rates to a range between 0.50% and 0.75%. In the Fed’s statement after its December meeting it said, “The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run. However, the actual path of the federal funds rate will depend on the economic outlook as informed by incoming data.”

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Government Master Fund, the Treasury Master Fund, the Prime CNAV Master Fund, and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•	For the Prime Master Fund in which UBS Select Prime Investor Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the six-month review period. When the reporting period began, the Master Fund had a WAM of 42 days. By the end of the period, the Master Fund’s WAM was 20 days.

At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goal of reducing risk and keeping the Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we significantly increased the Master Fund’s exposure to repurchase agreements and initiated a position in municipal bonds and notes. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.) Conversely, we significantly decreased its exposure to certificates of deposit and, to lesser extents, US government and agency obligations, commercial paper, and time deposits. Finally, we eliminated its allocations to short-term corporate obligations and non-US government obligations.

•	The inception date for the Government Master Fund in which UBS Select Government Investor Fund invests was June 24, 2016. (UBS Select Government Investor Fund itself commenced operations on August 17, 2016.) We tactically adjusted its WAM and, at the end of the reporting period, the Master Fund’s WAM was 35 days. At the security level, the Master Fund’s largest exposure was in direct government and agency obligations, followed by repurchase agreements backed by government securities.

•	The WAM for the Treasury Master Fund in which UBS Select Treasury Investor Fund invests was 59 days when the reporting period began. Over the review period, the WAM was decreased, and at period-end on October 31, 2016, it was 43 days. At the security level, we increased the Master Fund’s exposure to direct US Treasury obligations and reduced its exposure to repurchase agreements backed by government securities.

[1]	Based on the Commerce Department’s second reading for GDP announced on November 29, 2016, after the reporting period had ended.

2

UBS Investor Funds

•	The WAM for the Prime CNAV Master Fund in which UBS Prime Investor Fund invests was 31 days when the reporting period began. We tactically adjusted its WAM, and at the end of the reporting period, the Master Fund’s WAM was 35 days. Over the review period, we increased the Master Fund’s allocations to certificates of deposit, time deposits and repurchase agreements. Conversely, we reduced its exposures to term US government and agency obligations and commercial paper

•	The WAM for the Tax-Free Master Fund in which UBS Tax-Free Investor Fund invests was six days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period, its WAM was two days. Over the review period, we significantly increased the Master Fund’s allocation to municipal bonds and nearly eliminated its exposure to tax-exempt commercial paper.

Q.	What factors do you believe will affect the Funds over the coming months?
A.	We believe the US economy has enough momentum to continue expanding, albeit at a relatively modest pace. In our view, inflation will remain fairly well contained. In such an environment, we feel the Fed will be true to its word and take a slow and deliberate pace in terms of raising interest rates. We anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds, please contact your financial advisor, or visit us at www.ubs.com/am-us.*

Sincerely,

Mark E. Carver

President—UBS Money Series

UBS Select Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

UBS Tax-Free Investor Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Elbridge T. Gerry III Portfolio Manager— UBS Tax-Free Investor Fund Managing Director UBS Asset Management (Americas) Inc.

Robert Sabatino

Portfolio Manager—

UBS Select Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Lisa DiPaolo Portfolio Manager— UBS Tax-Free Investor Fund Director UBS Asset Management (Americas) Inc.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Website at www.ubs.com/am-us.

3

UBS Investor Funds

This letter is intended to assist shareholders in understanding how the Funds performed during the six-month (or since inception) period ended October 31, 2016. The views and opinions in the letter were current as of December 20, 2016. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

4

UBS Investor Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2016 to October 31, 2016 (or shorter period since commencement of operations, as explained further below).

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

5

UBS Investor Funds

Understanding your Fund’s expenses1 (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Please note that while UBS Select Government Investor Fund commenced operations on August 17, 2016, the “hypothetical” expenses paid during the period reflect activity for the full six month period for the purposes of comparability. This projection assumes that the Fund’s expense ratio in effect during its initial period (August 17, 2016 through October 31, 2016) also would have been in effect during the period from May 1, 2016 to October 31, 2016.

	Beginning account value May 1, 2016	Ending account value[2] October 31, 2016	Expenses paid during period[3] 05/01/16 to 10/31/16	Expense ratio during the period
UBS Select Prime Investor Fund
Actual	$1,000.00	$1,000.60	$2.27	0.45%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.94	2.29	0.45

	Beginning account value August 17, 2016	Ending account value[2] October 31, 2016	Expenses paid during period[4] 08/17/16 to 10/31/16	Expense ratio during the period
UBS Select Government Investor Fund
Actual	$1,000.00	$1,000.00	$0.77	0.37%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.30	1.89	0.37

	Beginning account value May 1, 2016	Ending account value[2] October 31, 2016	Expenses paid during period[3] 05/01/16 to 10/31/16	Expense ratio during the period
UBS Select Treasury Investor Fund
Actual	$1,000.00	$1,000.10	$1.81	0.36%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.39	1.84	0.36

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]	“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).
[4]	UBS Select Government Investor Fund commenced operations on August 17, 2016. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 76 divided by 365 (to reflect actual days in the period for the actual example) and 184 divided by 365 (to reflect the one-half year period for the hypothetical example).

6

UBS Investor Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value May 1, 2016	Ending account value[2] October 31, 2016	Expenses paid during period[3] 05/01/16 to 10/31/16	Expense ratio during the period
UBS Prime Investor Fund
Actual	$1,000.00	$1,000.60	$2.27	0.45%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.94	2.29	0.45

	Beginning account value May 1, 2016	Ending account value[2] October 31, 2016	Expenses paid during period[3] 05/01/16 to 10/31/16	Expense ratio during the period
UBS Tax-Free Investor Fund
Actual	$1,000.00	$1,000.40	$1.92	0.38%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.29	1.94	0.38

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]	“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

7

UBS Investor Funds

Yields and characteristics at a glance—October 31, 2016 (unaudited)

UBS Select Prime Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.08%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.08
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.12)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.12)
Weighted average maturity[2]	20 day	s

Table footnotes are on page 9

You could lose money by investing in UBS Select Prime Investor Fund. Because the price of interests in the related money market master fund will fluctuate, when you sell your shares of UBS Select Prime Investor Fund, your shares of UBS Select Prime Investor Fund may be worth more or less than what you originally paid for them. The related money market master fund may impose a fee upon sale of your shares of UBS Select Prime Investor Fund or may temporarily suspend your ability to sell shares of UBS Select Prime Investor Fund if the related money market master fund's liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Select Prime Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. UBS Select Prime Investor Fund's sponsor has no legal obligation to provide financial support to UBS Select Prime Investor Fund, and you should not expect that the fund's sponsor will provide financial support to UBS Select Prime Investor Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

UBS Select Government Investor Fund*

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.47)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.47)
Weighted average maturity[2]	35 day	s

Table footnotes are on page 9

UBS Select Treasury Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.27)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.27)
Weighted average maturity[2]	43 day	s

Table footnotes are on page 9

You could lose money by investing in UBS Select Government Investor Fund and UBS Select Treasury Investor Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Investor Fund and UBS Select Treasury Investor Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Investor Fund and UBS Select Treasury Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. UBS Select Government Investor Fund's sponsor and UBS Select Treasury Investor Fund's sponsor has no legal obligation to provide financial support to UBS Select Government Investor Fund and UBS Select Treasury Investor Fund, and you should not expect that the funds' sponsor will provide financial support to UBS Select Government Investor Fund and UBS Select Treasury Investor Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

8

UBS Investor Funds

Yields and characteristics at a glance—October 31, 2016 (unaudited) (concluded)

UBS Prime Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.24%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.24
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.52)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.52)
Weighted average maturity[2]	35 day	s

UBS Tax-Free Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.09%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.09
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.41)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.41)
Weighted average maturity[2]	2 day	s

Investments in UBS Prime Investor Fund and UBS Tax-Free Investor Fund are intended to be limited to accounts beneficially owned by natural persons. UBS Prime Investor Fund and UBS Tax-Free Investor Fund reserve the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in UBS Prime Investor Fund and UBS Tax-Free Investor Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Prime Investor Fund and UBS Tax-Free Investor Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. The related money market master funds may impose a fee upon sale of your shares of UBS Prime Investor Fund and UBS Tax-Free Investor Fund or may temporarily suspend your ability to sell shares of UBS Prime Investor Fund and UBS Tax-Free Investor Fund if the related money market master fund's liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Prime Investor Fund and UBS Tax-Free Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. UBS Prime Investor Fund's sponsor and UBS Tax-Free Investor Fund's sponsor has no legal obligation to provide financial support to UBS Prime Investor Fund and UBS Tax-Free Investor Fund, and you should not expect that the funds' sponsor will provide financial support to UBS Prime Investor Fund and UBS Tax-Free Investor Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

*	Commenced operations on August 17, 2016.
[1]	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

9

UBS Investor Funds

Statement of assets and liabilities

October 31, 2016 (unaudited)

UBS Select Prime Investor Fund
Assets:
Investment in Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”), at value (cost—$237,259,411; $72,381,571; $212,702,959; $24,898,010 and $37,056,652, respectively, which approximates cost for federal income tax purposes)	$237,265,757
Cash	—
Receivable from affiliate	—
Other assets	13,278
Total assets	237,279,035

Liabilities:
Payable to affiliate	49,245
Dividends payable to shareholders	7,888
Organization fees payable	—
Accrued expenses and other liabilities	31,642
Total liabilities	88,775

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 237,150,580; 72,361,069; 212,651,387; 24,857,855 and 37,060,787 outstanding, respectively	237,148,265
Accumulated net realized gain	35,649
Net unrealized appreciation	6,346
Net assets	$237,190,260
Net asset value per share	$1.0002

10

UBS Investor Funds

UBS Select Government Investor Fund[1]	UBS Select Treasury Investor Fund	UBS Prime Investor Fund	UBS Tax-Free Investor Fund

$72,381,571	$212,702,959	$24,898,010	$37,056,652
—	—	—	11,123
—	—	25,858	3,478
—	12,716	2,784	11,891
72,381,571	212,715,675	24,926,652	37,083,144

500	30,825	—	—
434	1,764	4,180	4,684
9,503	—	38,031	—
9,796	27,077	26,478	17,511
20,233	59,666	68,689	22,195

$72,361,069	$212,651,387	$24,857,855	$37,060,787
269	4,622	108	162
—	—	—	—
$72,361,338	$212,656,009	$24,857,963	$37,060,949
$1.00	$1.00	$1.00	$1.00

[1]	Commenced operations on August 17, 2016.

See accompanying notes to financial statements.

11

UBS Investor Funds

Statement of operations

For the six months ended October 31, 2016 (unaudited)

UBS Select Prime Investor Fund
Investment income:
Interest income allocated from Master Fund	$903,657
Expenses allocated from Master Fund	(169,341)
Expense waiver allocated from Master Fund	—
Net investment income allocated from Master Fund	734,316
Expenses:
Service and distribution fees	592,165
Administration fees	169,189
Professional fees	29,655
Transfer agency fees	24,666
Trustees’ fees	11,277
State registration fees	10,692
Reports and notices to shareholders	10,656
Accounting fees	7,058
Insurance fees	2,678
Organization fees	—
Other expenses	10,792
868,828
Fee waivers and/or expense reimbursements by administrator and/or distributor	(282,284)
Net expenses	586,544
Net investment income	147,772
Net realized gain allocated from Master Fund	37,113
Net change in unrealized appreciation from Master Fund	6,346
Net increase in net assets resulting from operations	$191,231

12

UBS Investor Funds

UBS Select Government Investor Fund[1]	UBS Select Treasury Investor Fund	UBS Prime Investor Fund	UBS Tax-Free Investor Fund

$18,258	$424,490	$24,846	$54,650
(4,839)	(114,866)	(4,009)	(11,869)
1,934	—	—	—
15,353	309,624	20,837	42,781

16,911	401,908	14,004	41,553
4,832	114,832	4,001	11,872
13,227	29,629	29,407	29,514
228	13,230	157	1,925
765	10,847	9,358	9,770
— *	10,223	2,650	8,560
879	7,620	13,265	6,620
2,918	7,058	7,173	7,058
—	699	—	1,164
9,503	—	24,382	—
660	10,517	6,746	3,785
49,923	606,563	111,143	121,821
(35,053)	(308,422)	(97,149)	(88,166)
14,870	298,141	13,994	33,655
483	11,483	6,843	9,126
269	1,047	108	—
—	—	—	—
$752	$12,530	$6,951	$9,126

[1]	Commencement of operations on August 17, 2016.
*	Included in “organization fees”.

See accompanying notes to financial statements.

13

UBS Investor Funds

Statement of changes in net assets

	UBS Select Prime Investor Fund
	For the six months ended October 31, 2016 (unaudited)	For the year ended April 30, 2016
From operations:
Net investment income	$147,772	$107,624
Net realized gain	37,113	4,941
Net change in unrealized appreciation	6,346	—
Net increase in net assets resulting from operations	191,231	112,565
Dividends and distributions to shareholders from:
Net investment income	(147,772)	(107,624)
Net realized gains	(3,468)	(5,086)
Total dividends and distributions to shareholders	(151,240)	(112,710)
Net increase (decrease) in net assets from beneficial interest transactions	(132,107,236)	28,312,907
Net increase (decrease) in net assets	(132,067,245)	28,312,762
Net assets:
Beginning of period	369,257,505	340,944,743
End of period	$237,190,260	$369,257,505
Accumulated undistributed net investment income	$—	$—

14

UBS Investor Funds

Statement of changes in net assets

UBS Select Government Investor Fund
For the period from August 17, 2016[1] to October 31, 2016 (unaudited)
From operations:
Net investment income	$483
Net realized gain	269
Net increase in net assets resulting from operations	752
Dividends and distributions to shareholders from:
Net investment income	(483)
Net increase in net assets from beneficial interest transactions	72,361,069
Net increase in net assets	72,361,338
Net assets:
Beginning of period	—
End of period	$72,361,338
Accumulated undistributed net investment income	$—

[1]	Commencement of operations.

See accompanying notes to financial statements.

15

UBS Investor Funds

Statement of changes in net assets

	UBS Select Treasury Investor Fund
	For the six months ended October 31, 2016 (unaudited)	For the year ended April 30, 2016
From operations:
Net investment income	$11,483	$28,620
Net realized gain	1,047	20,762
Net increase in net assets resulting from operations	12,530	49,382
Dividends and distributions to shareholders from:
Net investment income	(11,483)	(28,620)
Net realized gains	—	(24,719)
Total dividends and distributions to shareholders	(11,483)	(53,339)
Net decrease in net assets from beneficial interest transactions	(46,046,809)	(51,347,865)
Net decrease in net assets	(46,045,762)	(51,351,822)
Net assets:
Beginning of period	258,701,771	310,053,593
End of period	$212,656,009	$258,701,771
Accumulated undistributed net investment income	$—	$—

16

UBS Investor Funds

Statement of changes in net assets

	UBS Prime Investor Fund
	For the six months ended October 31, 2016 (unaudited)	For the period from January 19, 2016[1] to April 30, 2016
From operations:
Net investment income	$6,843	$919
Net realized gain	108	—
Net increase in net assets resulting from operations	6,951	919
Dividends to shareholders from:
Net investment income	(6,843)	(919)
Net increase in net assets from beneficial interest transactions	22,511,396	2,346,459
Net increase in net assets	22,511,504	2,346,459
Net assets:
Beginning of period	2,346,459	—
End of period	$24,857,963	$2,346,459
Accumulated undistributed net investment income	$—	$—

[1]	Commencement of operations.

See accompanying notes to financial statements.

17

UBS Investor Funds

Statement of changes in net assets

	UBS Tax-Free Investor Fund
	For the six months ended October 31, 2016 (unaudited)	For the year ended April 30, 2016
From operations:
Net investment income	$9,126	$2,297
Net realized gain	—	1,106
Net increase in net assets resulting from operations	9,126	3,403
Dividends and distributions to shareholders from:
Net investment income	(9,126)	(2,297)
Net realized gains	—	(1,541)
Total dividends and distributions to shareholders	(9,126)	(3,838)
Net increase in net assets from beneficial interest transactions	9,605,958	4,973,729
Net increase in net assets	9,605,958	4,973,294
Net assets:
Beginning of period	27,454,991	22,481,697
End of period	$37,060,949	$27,454,991
Accumulated undistributed net investment income	$—	$—

18

UBS Select Prime Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2016 (unaudited)	Years ended April 30,
		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.0000	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0004	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net realized and unrealized gains	0.0002	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.0006	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.0004)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	(0.0000)[2]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.0004)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of period	$1.0002	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.06%	0.03%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[5]	0.61%[4]	0.61%	0.61%	0.60%	0.60%	0.60%
Expenses after fee waivers and/or expense reimbursements[5]	0.45%[4]	0.33%	0.20%	0.20%	0.28%	0.29%
Net investment income[5]	0.09%[4]	0.03%	0.01%	0.01%	0.01%	0.01%
Supplemental data:
Net assets, end of period (000’s)	$237,190	$369,258	$340,945	$327,480	$324,525	$357,966

[1]	Amount represents less than $0.0005 per share.
[2]	Amount represents less than $0.00005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, daily. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Annualized.
[5]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements.

19

UBS Select Government Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

For the period from August 17, 2016[1] to October 31, 2016 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [2]
Net realized gains	0.000 [2]
Net increase from operations	0.000 [2]
Dividends from net investment income	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.00%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	1.13%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.37%[5]
Net investment income[4]	0.01%[5]
Supplemental data:
Net assets, end of period (000’s)	$72,361

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

20

UBS Select Treasury Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2016 (unaudited)	Years ended April 30,
		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gains	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.01%	0.02%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.63%[4]	0.61%	0.61%	0.60%	0.60%	0.60%
Expenses after fee waivers and/or expense reimbursements[3]	0.36%[4]	0.16%	0.06%	0.06%	0.14%	0.07%
Net investment income[3]	0.01%[4]	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data:
Net assets, end of period (000’s)	$212,656	$258,702	$310,054	$266,448	$323,605	$340,622

[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each period, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements.

21

UBS Prime Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2016 (unaudited)	For the period from January 19, 2016[1] to April 30, 2016
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.001	0.000 [2]
Net realized gains	0.000 [2]	—
Net increase from operations	0.001	0.000 [2]
Dividends from net investment income	(0.001)	(0.000)[2]
Net asset value, end of period	$1.00	$1.00
Total investment return[3]	0.06%	0.02%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	2.88%[5]	5.47%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.45%[5]	0.35%[5]
Net investment income[4]	0.17%[5]	0.08%[5]
Supplemental data:
Net assets, end of period (000’s)	$24,858	$2,346

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

22

UBS Tax-Free Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2016 (unaudited)	Years ended April 30,
		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gains	—	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.04%	0.02%	0.02%	0.02%	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	1.13%[4]	1.10%	0.97%	0.92%	0.88%	0.88%
Expenses after fee waivers and/or expense reimbursements[3]	0.38%[4]	0.06%	0.04%	0.08%	0.15%	0.15%
Net investment income[3]	0.08%[4]	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data:
Net assets, end of period (000’s)	$37,061	$27,455	$22,482	$26,646	$26,980	$26,453

[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements.

23

UBS Investor Funds

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Select Prime Investor Fund (“Prime Investor Fund”), UBS Select Government Investor Fund (“Government Investor Fund”), UBS Select Treasury Investor Fund (“Treasury Investor Fund”), UBS Prime Investor Fund (“Prime CNAV Investor Fund”), and UBS Tax-Free Investor Fund (“Tax-Free Investor Fund”) (formerly UBS Select Tax-Free Investor Fund) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty series. The financial statements for the other series of the Trust are not included herein.

Prime Investor Fund, Government Investor Fund, Treasury Investor Fund, Prime CNAV Investor Fund, and Tax-Free Investor Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund commenced operations on August 1, 2008, September 18, 2008, and September 22, 2008, respectively. Prime CNAV Investor Fund commenced operations on January 19, 2016 and Government Investor Fund commenced operations on August 17, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS Asset Management (US) Inc. (“UBS AM—US”) serves as principal underwriter for the Funds. UBS AM and UBS AM—US are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (9.60% for Prime Investor Fund, 0.40% for Government Investor Fund, 1.34% for Treasury Investor Fund, 2.55% for Prime CNAV Investor Fund, and 2.09% for Tax-Free Investor Fund at October 31, 2016).

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in

24

UBS Investor Funds

Notes to financial statements (unaudited)

accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In August 2014, the FASB issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). The update provides guidance about management’s responsibility to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern and to provide related footnote disclosure. ASU 2014-15 is effective for annual reporting periods ending after December 15, 2016, and for annual and interim periods thereafter. Management is currently evaluating the impact of the guidance on the disclosures in the financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Floating net asset value per share fund—Until October 11, 2016, Prime Investor Fund sought to maintain a stable price of $1.00 per share. Effective October 11, 2016, consistent with amendments to Rule 2a-7 under the 1940 Act, Prime Investor Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expects that its share price will fluctuate.

Constant net asset value per share funds—Government Investor Fund, Treasury Investor Fund, Prime CNAV Investor Fund, and Tax-Free Investor Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Investor Fund and Treasury Investor Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7 under the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Investor Fund and Treasury Investor Fund are permitted to seek to maintain a stable price per share. Effective October 14, 2016, Prime CNAV Investor Fund and Tax-Free Investor Fund became “retail money market funds”. Under Rule 2a-7 under the 1940 Act, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime CNAV Investor Fund and Tax-Free Investor Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—Effective October 14, 2016, consistent with Rule 2a-7 of the 1940 Act, Prime Investor Fund, Prime CNAV Investor Fund and Tax-Free Investor Fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate. Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. For the period ended October 31, 2016, Prime Investor Fund, Prime CNAV Investor Fund and Tax-Free Investor Fund were not subject to any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Investor Fund and Treasury Investor Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Investor Fund and Treasury Investor Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

25

UBS Investor Funds

Notes to financial statements (unaudited)

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Prime Investor Fund	0.10%
Government Investor Fund	0.10
Treasury Investor Fund	0.10
Prime CNAV Investor Fund	0.10
Tax-Free Investor Fund	0.10

At October 31, 2016, each Fund owed UBS AM for administrative services as follows:

Fund	Amounts owed to UBS AM
Prime Investor Fund	$21,335
Government Investor Fund	4,344
Treasury Investor Fund	17,783
Prime CNAV Investor Fund	2,451
Tax-Free Investor Fund	2,531

The Funds and UBS AM have entered into written fee waiver/expense reimbursement agreements pursuant to which UBS AM is contractually obligated to waive its administration fees and/or reimburse the Funds so that the Funds’ operating expenses through August 31, 2017 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%. At October 31, 2016, UBS AM owed the Funds and for the period ended October 31, 2016, UBS AM was contractually obligated to waive fees and/or to reimburse certain operating expenses as follows:

Funds	Amounts owed by UBS AM	Amounts waived and/or reimbursed by UBS AM
Prime Investor Fund	$29,888	$191,987
Government Investor Fund	13,334	28,668
Treasury Investor Fund	24,683	147,114
Prime CNAV Investor Fund	35,617	95,136
Tax-Free Investor Fund	13,600	74,167

26

UBS Investor Funds

Notes to financial statements (unaudited)

Each Fund has agreed to repay UBS AM for any such waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing each Fund’s expenses in any of those three years to exceed such expense cap. The fee waiver/expense reimbursement agreement may be terminated by the Funds’ Board at any time and also will terminate automatically upon the expiration or termination of the Funds’ contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive. At October 31, 2016, the following Funds had remaining fee waivers and expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

Funds	Fee waivers/ expense reimbursements subject to repayment	Expires April 30, 2017	Expires April 30, 2018	Expires April 30, 2019	Expires April 30, 2020
Prime Investor Fund	$1,307,115	$352,232	$382,235	$380,661	$191,987
Government Investor Fund	28,668	—	—	—	28,668
Treasury Investor Fund	801,997	181,047	188,974	284,862	147,114
Prime CNAV Investor Fund	155,694	—	—	60,558	95,136
Tax-Free Investor Fund	419,239	110,528	110,767	123,777	74,167

UBS AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2016, and during the six months ended October 31, 2016, UBS AM did not owe and/or waive fees under this additional fee waiver agreement. Such fee waiver is not subject to future recoupment.

Shareholder servicing and distribution plans

UBS AM—US is the principal underwriter and distributor of the Funds’ shares. During the six months ended October 31, 2016, the Funds were contractually obligated to pay UBS AM—US monthly distribution (12b-1) and shareholder servicing fees at the below annual rates, as a percentage pf each Fund’s average daily net assets:

Funds	Distribution (12b-1) fee	Shareholder servicing fee
Prime Investor Fund	0.25%	0.10%
Government Investor Fund	0.25	0.10
Treasury Investor Fund	0.25	0.10
Prime CNAV Investor Fund	0.25	0.10
Tax-Free Investor Fund	0.25	0.10

At October 31, 2016, each Fund owed UBS AM—US for distribution and shareholder servicing fees as follows:

Funds	Amounts owed to UBS AM-US
Prime Investor Fund	$74,005
Government Investor Fund	15,203
Treasury Investor Fund	62,240
Prime CNAV Investor Fund	8,578
Tax-Free Investor Fund	8,856

27

UBS Investor Funds

Notes to financial statements (unaudited)

In addition to UBS AM’s fee waivers and/or expense reimbursements noted in the Administrator section above, in connection with voluntary agreements with the financial intermediaries that are selling each Fund’s shares, UBS AM-US has agreed to voluntarily waive fees or reimburse fund expenses so that each Fund’s operating expenses (excluding interest expense, if any, and extraordinary items) do not exceed 0.45%. UBS AM—US may also voluntarily undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. These additional undertakings are voluntary and not contractual and may be terminated at any time. At October 31, 2016, UBS AM-US owed the Funds and for the period ended October 31, 2016, UBS AM-US voluntarily waived the below amounts, which are not subject to future recoupment:

Funds	Amounts owed by UBS AM-US	Amounts waived by UBS AM-US
Prime Investor Fund	$16,207	$90,297
Government Investor Fund	5,713	6,385
Treasury Investor Fund	24,515	161,308
Prime CNAV Investor Fund	1,270	2,013
Tax-Free Investor Fund	1,265	13,999

There is no guarantee that these additional voluntary amounts will continue to be waived and/or expenses reimbursed. To the extent that expenses are to be reimbursed, they will be reimbursed by UBS AM.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for which the NAV per share was at $1.00 per share until and including October 10, 2016 and for which the NAV per share has fluctuated since October 11, 2016, were as follows:

Prime Investor Fund

	For the six months ended October 31, 2016		For the year ended April 30, 2016
	Shares	Amount	Shares	Amount
Shares sold	138,208,496	$138,210,118	497,694,518	$497,694,518
Shares repurchased	(270,476,747)	(270,480,684)	(469,458,407)	(469,458,407)
Dividends reinvested	163,330	163,330	76,796	76,796
Net increase (decrease)	(132,104,921)	$(132,107,236)	28,312,907	$28,312,907

28

UBS Investor Funds

Notes to financial statements (unaudited)

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Investor Fund

For the period from August 17, 2016[1] to October 31, 2016
Shares sold	74,080,565
Shares repurchased	(1,719,538)
Dividends reinvested	42
Net increase in shares outstanding	72,361,069

Treasury Investor Fund

	For the six months ended October 31, 2016	For the year ended April 30, 2016
Shares sold	108,407,627	377,878,862
Shares repurchased	(154,464,643)	(429,277,079)
Dividends reinvested	10,207	50,352
Net decrease in shares outstanding	(46,046,809)	(51,347,865)

Prime CNAV Investor Fund

	For the six months ended October 31, 2016	For the period January 19, 2016[1] to April 30, 2016
Shares sold	33,801,659	9,291,683
Shares repurchased	(11,292,623)	(6,945,638)
Dividends reinvested	2,360	414
Net increase in shares outstanding	22,511,396	2,346,459

Tax-Free Investor Fund

	For the six months ended October 31, 2016	For the year ended April 30, 2016
Shares sold	39,689,503	34,098,699
Shares repurchased	(30,087,641)	(29,128,554)
Dividends reinvested	4,096	3,584
Net increase in shares outstanding	9,605,958	4,973,729

[1]	Commencement of operations.

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

29

UBS Investor Funds

Notes to financial statements (unaudited)

The tax character of distributions paid to shareholders by Prime Investor, Treasury Investor Fund and Prime CNAV Investor Fund during six months ended October 31, 2016 and fiscal year ended April 30, 2016, was ordinary income. The tax character of distributions paid to shareholders by Government Investor Fund during the period ended October 31, 2016, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Investor Fund will be determined at the end of the Fund’s fiscal year end April 30, 2017. The tax character of distributions paid to shareholders by Tax-Free Investor Fund during the fiscal year ended April 30, 2016 was 46.72% tax-exempt income, 13.13% ordinary income and 40.15% long-term capital gain.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined at the end of the Fund’s fiscal year ending April 30, 2017.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of October 31, 2016, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2016, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2016, and since inception for Government Investor Fund and Prime CNAV Investor Fund remains subject to examination by the Internal Revenue Service and state taxing authorities.

30

UBS Investor Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Investor Fund invests) and for Master Trust—Prime CNAV Master Fund (the master fund in which UBS Prime Investor Fund invests) is available on a weekly basis at the Web address noted in the Funds’ prospectus. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

31

Master Trust

Semiannual Report  |  October 31, 2016

Includes:

•	Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2016 to October 31, 2016 (or shorter period since commencement of operations for Government Master Fund, as explained further below).

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Please note that while Government Master Fund commenced operations on June 24, 2016, the “Hypothetical” expenses paid during the period reflect activity for the full six month period for the purposes of comparability. This projection assumes that the Master Fund’s expense ratio in effect during its initial period (June 24, 2016 through October 31, 2016) also would have been in effect during the period from May 1, 2016 to October 31, 2016.

	Beginning account value May 1, 2016	Ending account value October 31, 2016	Expenses paid during period[1] 05/01/16 to 10/31/16	Expense ratio during the period
Prime Master Fund

Actual	$1,000.00	$1,002.20	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value June 24, 2016	Ending account value October 31, 2016	Expenses paid during period[2] 06/24/16[3] to 10/31/16	Expense ratio during the period
Government Master Fund

Actual	$1,000.00	$1,001.00	$0.29	0.08%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.80	0.41	0.08

	Beginning account value May 1, 2016	Ending account value October 31, 2016	Expenses paid during period[1] 05/01/16 to 10/31/16	Expense ratio during the period
Treasury Master Fund

Actual	$1,000.00	$1,001.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Prime CNAV Master Fund

Actual	1,000.00	1,002.30	0.50	0.10
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund

Actual	1,000.00	1,001.90	0.50	0.10
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).
[2]	Actual expenses are equal to the Government Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 130 divided by 365 (to reflect the inception period from June 24, 2016 to October 31, 2016). Hypothetical expenses are equal to the Government Master Fund’s annualized net expense ratio multiplied by the average value over the period, multiplied by 184 divided by 365 (to reflect one-half year period).
[3]	Commencement of operations.

Master Trust

Portfolio characteristics at a glance—October 31, 2016 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	20 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	58.8%
France	8.9
Japan	7.0
China	5.7
Sweden	5.4
Total	85.8%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2016 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	35 days

Portfolio composition[2]
US government and agency obligations	55.7%
Repurchase agreements	41.7
Other assets less liabilities	2.6
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Treasury Master Fund

Characteristics
Weighted average maturity[1]	43 days

Portfolio composition[2]
US government obligations	53.1%
Repurchase agreements	45.9
Other assets less liabilities	1.0
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2016 (unaudited) (concluded)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	35 da	ys

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	41.4%
Sweden	12.6
France	8.8
Canada	6.2
Belgium	6.2
Total	75.2%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	2 days

Portfolio composition[2]
Municipal bonds and notes	99.0%
Tax-exempt commercial paper	0.6
Other assets less liabilities	0.4
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Prime Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
US government and agency obligation—0.04%
Federal Home Loan Mortgage Corp. 0.370%, due 02/14/17[1] (cost—$998,921)	$1,000,000	$998,950

Time deposits—14.16%
Banking-non-US—14.16%
Credit Agricole Corporate & Investment Bank 0.310%, due 11/01/16	100,000,000	100,000,000
DnB NOR Bank ASA 0.300%, due 11/01/16	50,000,000	50,000,000
Natixis 0.300%, due 11/01/16	100,000,000	100,000,000
Skandinaviska Enskilda Banken AB 0.310%, due 11/01/16	50,000,000	50,000,000
Svenska Handelsbanken 0.300%, due 11/01/16	50,000,000	50,000,000
Total time deposits (cost—$350,000,000)		350,000,000

Certificates of deposit—5.81%
Banking-non-US—5.81%
Bank of Montreal 0.550%, due 11/17/16	40,000,000	40,001,433
Oversea-Chinese Banking Corp. Ltd. 0.530%, due 11/21/16	50,000,000	50,000,288
Sumitomo Mitsui Banking Corp. 0.900%, due 01/13/17	35,000,000	35,017,151
0.930%, due 01/05/17	13,500,000	13,508,496
Swedbank AB 0.410%, due 11/03/16	5,000,000	5,000,042
Total certificates of deposit (cost—$143,500,000)		143,527,410

Commercial paper[1]—44.46%
Asset backed-miscellaneous—22.40%
Albion Capital Corp. 0.710%, due 11/23/16	25,000,000	24,992,509
Atlantic Asset Securitization LLC 0.310%, due 11/01/16	50,000,000	49,999,375
Barton Capital LLC 0.620%, due 11/04/16	25,000,000	24,998,755
0.620%, due 11/30/16	20,000,000	19,990,833
0.630%, due 11/15/16	16,203,000	16,199,685
Fairway Finance Co. LLC 0.650%, due 12/21/16	25,000,000	24,974,925
Gotham Funding Corp. 0.650%, due 11/17/16	30,000,000	29,992,449
0.850%, due 01/26/17	25,000,000	24,941,638
Liberty Street Funding LLC 0.710%, due 12/13/16	30,000,000	29,976,028
0.890%, due 01/17/17	25,000,000	24,951,575
LMA Americas LLC 0.610%, due 11/07/16	14,350,000	14,348,661

Security description	Face Amount	Value
Commercial paper[1]—(concluded)
Asset backed-miscellaneous—(concluded)
Manhattan Asset Funding Co. LLC 0.600%, due 11/22/16	$35,000,000	$34,987,937
0.630%, due 12/01/16	20,000,000	19,989,581
Old Line Funding LLC 0.350%, due 11/01/16	25,001,000	25,000,708
0.900%, due 02/01/17	25,000,000	24,938,956
0.920%, due 01/23/17	25,000,000	24,946,800
Thunder Bay Funding LLC 0.850%, due 01/25/17	16,520,000	16,482,193
Victory Receivables Corp. 0.630%, due 11/17/16	20,000,000	19,994,966
0.640%, due 11/15/16	30,000,000	29,993,500
0.640%, due 11/17/16	30,000,000	29,992,449
Working Capital Management Co. 0.690%, due 12/21/16	20,000,000	19,979,940
0.710%, due 12/06/16	21,930,000	21,916,140

		553,589,603

Banking-non-US—15.38%
Caisse Centrale Desjardins 0.650%, due 11/30/16	25,000,000	24,989,583
0.690%, due 12/22/16	18,000,000	17,985,986
Erste Abwicklungsanstalt 0.520%, due 11/10/16	40,000,000	39,995,589
KFW International Finance, Inc. 0.830%, due 01/20/17	25,000,000	24,955,450
Mitsubishi UFJ Trust & Banking Corp. 0.900%, due 01/17/17	50,000,000	49,913,550
Mizuho Bank Ltd. 0.900%, due 01/12/17	60,000,000	59,911,183
0.900%, due 01/17/17	15,000,000	14,975,040
National Bank of Canada 0.830%, due 01/17/17	25,000,000	24,965,117
NRW Bank 0.840%, due 01/30/17	25,000,000	24,947,928
Societe Generale 0.240%, due 11/01/16	20,000,000	19,999,831
Svenska Handelsbanken AB 0.770%, due 01/24/17	27,500,000	27,450,133
United Overseas Bank Ltd. 0.670%, due 12/14/16	50,000,000	49,958,750

		380,048,140

Energy-integrated—2.23%
Sinopec Century Bright Capital Investment Ltd. 0.710%, due 11/01/16	55,000,000	54,999,381

Finance-captive automotive—1.01%
Toyota Motor Credit Corp. 0.750%, due 01/13/17	25,000,000	24,966,340

Finance-other—3.44%
CNPC Finance HK Ltd. 0.700%, due 11/01/16	85,000,000	84,999,044
Total commercial paper (cost—$1,098,560,220)		1,098,602,508

Prime Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—4.88%
Colorado—3.01%
Denver City & County Certificates of Participation Refunding, Series A2, 0.520%, due 11/01/16[2]	$49,520,000	$49,520,000
Series A3, 0.520%, due 11/01/16[2]	25,000,000	25,000,000

		74,520,000

Massachusetts—1.87%
Massachusetts Health & Educational Facilities Authority Revenue (Childrens Hospital), Series N-4,
0.510%, due 11/01/16[2]	46,100,000	46,100,000
Total municipal bonds and notes (cost—$120,620,000)		120,620,000

Repurchase agreements—30.17%
Repurchase agreement dated 10/25/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.310% due 11/01/16, collateralized by $662,871,696 Federal Home Loan Mortgage Corp. obligations, 1.855% to 6.000% due 05/15/23 to 06/15/43, $552,560,112 Federal National Mortgage Association obligations, 2.089% to 10.500% due 03/25/19 to 10/01/46, and $30,921,716 Government National Mortgage Association obligation, 3.000% due 10/20/46; (value—$153,000,001); proceeds: $150,009,042	150,000,000	150,000,000

Security description	Face Amount	Value
Repurchase agreement dated 10/17/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.910% due 12/05/16, collateralized by $88,277,824 various asset-backed convertible bonds, 2.034% to 3.844% due 10/25/37 to 06/25/46; (value—$80,250,000); proceeds: $75,174,417[3,4]	$75,000,000	$75,000,000
Repurchase agreement dated 10/31/16 with Mitsubishi UFJ Securities USA, Inc. 0.320% due 11/01/16, collateralized by $962,048,530 Federal Home Loan Mortgage Corp. obligations, 0.835% to 5.000% due 07/15/25 to 11/01/46, $190,727,847 Federal National Mortgage Association obligations, 0.775% to 4.500% due 01/01/18 to 11/01/46, and $22,670,413 Government National Mortgage Association obligation, 2.750% due 04/20/38; (value—$530,400,000); proceeds: $520,004,622	520,000,000	520,000,000
Repurchase agreement dated 10/31/16 with State Street Bank and Trust Co., 0.010% due 11/01/16, collateralized by $559,519 US Treasury Note, 2.125%, 08/15/21; (value—$582,464); proceeds: $570,000	570,000	570,000
Total repurchase agreements (cost—$745,570,000)		745,570,000
Total investments (cost—$2,459,249,141 which approximates cost for federal income tax purposes)—99.52%		2,459,318,868

Other assets in excess of liabilities—0.48%		11,878,489
Net assets—100.00%		$2,471,197,357

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$94,284
Gross unrealized depreciation	(24,557)
Net unrealized appreciation	$69,727

Prime Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$998,950	$—	$998,950
Time deposits	—	350,000,000	—	350,000,000
Certificates of deposit	—	143,527,410	—	143,527,410
Commercial paper	—	1,098,602,508	—	1,098,602,508
Municipal bonds and notes	—	120,620,000	—	120,620,000
Repurchase agreements	—	745,570,000	—	745,570,000
Total	$—	$2,459,318,868	$—	$2,459,318,868

At October 31, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2016 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2016.
[4]	Illiquid investment at the period end.

See accompanying notes to financial statements.

Government Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
US government and agency obligations—55.68%
Federal Farm Credit Bank
0.504%, due 11/26/16[1]	$40,000,000	$40,000,000
0.506%, due 11/20/16[1]	23,000,000	22,998,200
0.557%, due 11/06/16[1]	100,000,000	99,994,720
0.573%, due 11/05/16[1]	100,000,000	99,999,580
0.579%, due 11/11/16[1]	133,000,000	133,056,382
0.585%, due 11/08/16[1]	128,700,000	128,617,468
0.605%, due 11/28/16[1]	40,000,000	39,997,942
0.618%, due 11/05/16[1]	95,000,000	95,001,107
0.624%, due 11/25/16[1]	100,000,000	99,969,043
0.624%, due 11/29/16[1]	122,000,000	122,000,000
0.667%, due 11/06/16[1]	118,500,000	118,486,085
0.842%, due 01/23/17[1]	100,000,000	100,020,317
Federal Home Loan Bank
0.250%, due 11/04/16[2]	37,000,000	36,999,229
0.265%, due 12/06/16[2]	160,000,000	159,958,778
0.270%, due 12/05/16[2]	88,000,000	87,977,560
0.284%, due 11/14/16[2]	92,494,000	92,484,648
0.285%, due 11/09/16[2]	25,000,000	24,998,417
0.286%, due 11/16/16[2]	129,848,000	129,832,526
0.290%, due 12/30/16[2]	80,000,000	79,961,978
0.293%, due 12/28/16[2]	150,000,000	149,930,412
0.300%, due 12/06/16[2]	28,200,000	28,191,775
0.300%, due 12/13/16[2]	80,000,000	79,972,000
0.305%, due 11/07/16[2]	150,000,000	149,992,375
0.325%, due 12/29/16[2]	150,000,000	149,921,458
0.331%, due 11/09/16[2]	100,000,000	99,992,644
0.335%, due 11/22/16[2]	105,000,000	104,979,481
0.340%, due 12/16/16[2]	150,000,000	149,936,250
0.343%, due 11/23/16[2]	100,000,000	99,979,039
0.344%, due 11/30/16[2]	150,000,000	149,958,433
0.344%, due 01/06/17[2]	100,000,000	99,936,933
0.345%, due 12/16/16[2]	45,000,000	44,980,594
0.350%, due 01/20/17[2]	100,000,000	99,922,222
0.350%, due 01/30/17[2]	50,000,000	49,956,250
0.360%, due 01/20/17[2]	132,500,000	132,394,000
0.374%, due 01/11/17[2]	168,000,000	167,876,081
0.400%, due 02/15/17[2]	82,500,000	82,402,833
0.414%, due 01/21/17[1]	180,000,000	179,996,910
0.417%, due 01/24/17[1]	160,000,000	159,991,218
0.420%, due 11/02/16[2]	34,400,000	34,399,599
0.420%, due 11/14/16[2]	30,000,000	29,995,450
0.435%, due 01/06/17[2]	143,000,000	142,885,957
0.435%, due 01/25/17[2]	123,000,000	122,873,669
0.440%, due 01/11/17[2]	98,000,000	97,914,958
0.457%, due 02/01/17[2]	100,000,000	99,885,000
0.460%, due 02/13/17[2]	50,000,000	49,933,556
0.461%, due 02/01/17[1]	75,000,000	75,000,000
0.465%, due 01/18/17[2]	100,000,000	99,899,250
0.467%, due 03/31/17[2]	160,000,000	159,688,667
0.470%, due 01/20/17	50,000,000	49,996,522
0.478%, due 02/15/17[2]	100,000,000	99,859,256
0.479%, due 02/22/17[2]	50,000,000	49,924,824
0.484%, due 03/01/17[2]	100,000,000	99,838,667
0.489%, due 04/07/17[2]	100,000,000	99,786,742

Security description	Face Amount	Value
US government and agency obligations—(concluded)
0.499%, due 04/05/17[2]	$161,000,000	$160,654,096
0.506%, due 11/18/16[1]	149,000,000	149,000,000
0.519%, due 11/12/16[1]	150,000,000	149,977,359
0.545%, due 11/28/16[1]	44,750,000	44,743,554
0.550%, due 06/27/17[2]	50,000,000	49,818,194
0.560%, due 03/15/17[2]	69,500,000	69,355,131
0.574%, due 11/22/16[1]	54,500,000	54,498,227
0.577%, due 11/03/16[1]	50,000,000	50,000,000
0.582%, due 11/06/16[1]	50,000,000	50,000,000
0.585%, due 01/17/17[1]	75,000,000	75,000,000
0.595%, due 11/10/16[1]	60,000,000	59,981,486
0.602%, due 11/02/16[1]	69,050,000	69,048,075
0.613%, due 01/20/17[1]	90,000,000	90,000,000
0.619%, due 01/16/17[1]	140,000,000	140,000,000
0.668%, due 11/05/16[1]	50,000,000	50,000,000
0.733%, due 12/23/16[1]	150,000,000	149,992,847
0.806%, due 01/27/17[1]	27,000,000	27,049,732
0.806%, due 01/27/17[1]	14,000,000	14,025,787
0.808%, due 12/30/16[1]	100,000,000	100,000,000
0.821%, due 01/01/17[1]	100,000,000	100,000,000
Federal Home Loan Mortgage Corp.
0.350%, due 12/05/16[2]	140,000,000	139,953,722
0.380%, due 12/20/16[2]	200,000,000	199,896,556
0.400%, due 12/22/16[2]	100,000,000	99,943,333
0.410%, due 01/06/17	123,500,000	123,407,169
0.490%, due 05/15/17[2]	222,000,000	221,410,775
0.593%, due 11/05/16[1]	150,000,000	150,000,000
0.842%, due 01/08/17[1]	140,000,000	140,000,000
Federal National Mortgage Association
0.305%, due 11/02/16[2]	100,000,000	99,999,153
0.609%, due 06/01/17	97,061,000	96,719,893
0.807%, due 12/20/16[1]	100,000,000	99,983,900
0.811%, due 12/21/16[1]	30,000,000	30,113,925
0.846%, due 01/11/17[1]	100,000,000	100,000,000
US Treasury Bill
0.334%, due 12/08/16[2]	135,000,000	134,953,657
US Treasury Notes
0.500%, due 11/30/16	62,500,000	62,507,994
0.514%, due 11/01/16[1]	207,300,000	207,316,433
0.875%, due 11/30/16	140,000,000	140,059,255
0.875%, due 12/31/16	570,000,000	570,419,982
0.875%, due 02/28/17	100,000,000	100,143,720
1.000%, due 03/31/17	239,000,000	239,479,238
1.875%, due 08/31/17	48,000,000	48,467,691
2.750%, due 11/30/16	141,000,000	141,265,892
3.000%, due 02/28/17	155,000,000	156,320,929
Total US government and agency obligations (cost—$10,160,054,710)		10,160,054,710

Government Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
Repurchase agreements—41.65%
Repurchase agreement dated 10/31/16 with BNP Paribas Securities Corp., 0.320% due 11/01/16, collateralized by $100 US Treasury Bill, zero coupon due 01/12/17, $200 US Treasury Bond, 8.875% due 08/15/17, $100 US Treasury Inflation Index Bond, 2.000% due 01/15/26, $456,033,400 US Treasury Notes, zero coupon to 2.625% due 10/31/17 to 03/31/23, $2,100,400 US Treasury Bond Principal STRIP, zero coupon due 02/15/45 and $3,963,704 US Treasury Bonds STRIPs, zero coupon due 11/15/16 to 02/15/35; (value—$459,000,000); proceeds: $450,004,000	$450,000,000	$450,000,000

Repurchase agreement dated 10/31/16 with BNP Paribas Securities Corp., 0.330% due 11/01/16, collateralized by $5,000 Federal Farm Credit Bank obligation, 2.870% due 11/18/24, $1,800,000 Federal Home Loan Bank obligations, 5.250% to 5.365% due 12/09/22 to 09/09/24, $69,678,086 Federal Home Loan Mortgage Corp. obligations, 1.000% to 3.750% due 07/28/17 to 03/27/19, $20,285,000 Federal National Mortgage Association obligations, zero coupon to 5.625% due 10/26/17 to 11/15/30, $1,907,600 US Treasury Bonds, 8.125% to 8.875% due 02/15/19 to 08/15/19, $400 US Treasury Inflation Index Bond, 2.125% due 02/15/41, $8,963,000 US Treasury Notes, zero coupon to 1.750% due 01/31/18 to 05/15/23, $100 US Treasury Bond Principal STRIP, zero coupon due 08/15/45 and $211 US Treasury Bonds STRIPs, zero coupon due 08/15/17 to 02/15/32; (value—$102,000,000); proceeds: $100,000,917

	100,000,000	100,000,000
Repurchase agreement dated 10/31/16 with Federal Reserve Bank of New York, 0.250% due 11/01/16, collateralized by $224,662,900 US Treasury Bond, 3.125% due 02/15/43 and $5,021,632,800 US Treasury Notes, 2.000% to 3.625% due 08/15/19 to 02/15/22; (value—$5,520,038,394); proceeds: $5,520,038,333	5,520,000,000	5,520,000,000
Repurchase agreement dated 10/26/16 with Goldman Sachs & Co., 0.270% due 11/02/16, collateralized by $70,558,400 US Treasury Bond, 3.125% due 02/15/42 and $174,126,400 US Treasury Notes, 1.625% to 1.875% due 08/31/17 to 10/31/23; (value—$255,000,019); proceeds: $250,013,125	250,000,000	250,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)

Repurchase agreement dated 10/31/16 with Goldman Sachs & Co., 0.310% due 11/01/16, collateralized by $75,984,000 Federal Home Loan Bank obligations, zero coupon to 3.300% due 01/27/17 to 08/23/41, $1,000,000 The Financing Corp. obligation, 9.650% due 11/02/18, $149,578,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.750% due 11/04/16 to 07/15/32, $191,593,000 Federal National Mortgage Association obligations, zero coupon to 7.250% due 11/15/16 to 08/06/38 and $1,378,000 Tennessee Valley Authority Bonds, 3.500% to 3.875% due 02/15/21 to 12/15/42; (value—$427,788,518); proceeds: $419,403,612

	$419,400,000	$419,400,000
Repurchase agreement dated 10/31/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.320% due 11/01/16, collateralized by $74,359,600 US Treasury Inflation Index Bond, 3.875% due 04/15/29, $227,286,600 US Treasury Inflation Index Note, 2.375% due 01/15/17 and $37,574,700 US Treasury Note, 2.125% due 08/15/21; (value—$469,200,062); proceeds: $460,004,089	460,000,000	460,000,000
Repurchase agreement dated 10/31/16 with State Street Bank and Trust Co., 0.010% due 11/01/16, collateralized by $905,046 US Treasury Note, 2.125%, 08/15/21; (value—$942,161); proceeds: $922,000	922,000	922,000
Repurchase agreement dated 10/31/16 with Toronto-Dominion Bank, 0.320% due 11/01/16, collateralized by $176,686,493 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.500% due 12/01/25 to 08/01/46 and $476,544,226 Federal National Mortgage Association obligations, 2.500% to 6.000% due 12/01/25 to 08/01/46: (value—$408,000,000); proceeds: $400,003,556	400,000,000	400,000,000
Total repurchase agreements (cost—$7,600,322,000)		7,600,322,000
Total investments (cost—$17,760,376,710 which approximates cost for federal income tax purposes)—97.33%		17,760,376,710

Other assets in excess of liabilities—2.67%		486,837,889
Net assets—100.00%		$18,247,214,599

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 55.

Government Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$10,160,054,710	$—	$10,160,054,710
Repurchase agreements	—	7,600,322,000	—	7,600,322,000
Total	$—	$17,760,376,710	$—	$17,760,376,710

At October 31, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.

See accompanying notes to financial statements.

Treasury Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
US government obligations—53.10%
US Treasury Bills[1]
0.301%, due 11/25/16	$150,000,000	$149,969,900
0.310%, due 01/05/17	248,000,000	247,861,189
0.333%, due 01/19/17	150,000,000	149,890,552
0.334%, due 12/08/16	130,000,000	129,955,374
0.341%, due 12/08/16	130,000,000	129,954,439
0.356%, due 01/12/17	145,000,000	144,896,760
0.390%, due 11/03/16	235,000,000	234,994,908
0.447%, due 02/23/17	130,000,000	129,815,779
0.451%, due 02/16/17	35,000,000	34,953,083
0.456%, due 03/02/17	150,000,000	149,770,352
0.496%, due 04/13/17	150,000,000	149,663,133
0.573%, due 03/30/17	200,000,000	199,525,683
US Treasury Notes
0.500%, due 11/30/16	212,500,000	212,491,993
0.500%, due 01/31/17	555,000,000	555,129,813
0.500%, due 02/28/17	205,000,000	205,019,648
0.500%, due 04/30/17	150,000,000	150,010,873
0.510%, due 11/01/16[2]	240,000,000	239,971,012
0.518%, due 11/01/16[2]	353,000,000	352,990,498
0.524%, due 11/01/16[2]	419,200,000	419,216,145
0.540%, due 11/01/16[2]	547,000,000	547,044,332
0.622%, due 11/01/16[2]	316,750,000	317,026,812
0.625%, due 11/15/16	100,000,000	100,000,905
0.625%, due 12/31/16	370,000,000	370,098,410
0.625%, due 02/15/17	125,000,000	125,033,072
0.625%, due 05/31/17	100,000,000	100,027,940
0.750%, due 01/15/17	529,469,000	529,841,420
0.750%, due 06/30/17	300,000,000	300,329,242
0.875%, due 12/31/16	445,000,000	445,323,647
0.875%, due 01/31/17	435,000,000	435,525,469
0.875%, due 02/28/17	120,000,000	120,159,593
0.875%, due 04/30/17	200,000,000	200,347,040
0.875%, due 05/15/17	150,000,000	150,284,278
1.000%, due 03/31/17	329,000,000	329,652,724
1.875%, due 08/31/17	100,000,000	100,974,357
2.750%, due 11/30/16	131,000,000	131,247,069
3.000%, due 02/28/17	135,000,000	136,150,486
Total US government obligations (cost—$8,425,147,930)		8,425,147,930

Repurchase agreements—45.92%
Repurchase agreement dated 10/25/16 with Barclays Capital, Inc., 0.290% due 11/01/16, collateralized by $102,879,900 US Treasury Bonds 3.000% to 8.750% due 05/15/17 to 11/15/45, $1,058 US Treasury Inflation Index Bond, zero coupon due 04/15/28, $288,301,800 US Treasury Notes 0.500% to 2.500% due 05/15/17 to 08/15/26, $2,692,800, US Treasury Bonds Principal STRIPs, zero coupon due 08/15/20 to 08/15/43 and $124,352,159 US Treasury Bonds STRIPs, zero coupon due 02/15/19 to 11/15/44; (value—$510,000,040); proceeds: $500,028,194	500,000,000	500,000,000

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/26/16 with Barclays Capital, Inc., 0.310% due 11/02/16, collateralized by $439,399,615 US Treasury Inflation Index Notes, zero coupon to 0.125% due 04/15/17 to 04/15/26, $226,157,200 US Treasury Notes, zero coupon due 01/31/17 to 07/31/18, $2,522,800 US Treasury Bonds Principal STRIPs, zero coupon due 11/15/16 to 05/15/44 and $42,981,993 US Treasury Bonds STRIPs, zero coupon due 05/15/18 to 08/15/46; (value—$714,000,039); proceeds: $700,042,194	$700,000,000	$700,000,000
Repurchase agreement dated 10/31/16 with Barclays Capital, Inc., 0.320% due 11/01/16, collateralized by $639 US Treasury Inflation Index Bonds, zero coupon due 04/15/27 to 04/15/29, $1,016 US Treasury Inflation Index Notes, zero coupon due 04/15/17 to 10/15/25, $467,199,500 US Treasury Notes, 1.000% to 3.375% due 12/15/17 to 05/15/26, $11,000 US Treasury Bonds Principal STRIPs, zero coupon due 11/15/17 to 05/15/43 and $27,061,425 US Treasury Bonds STRIPs, zero coupon due 02/15/19 to 05/15/46; (value—$510,000,001); proceeds: $500,004,444	500,000,000	500,000,000
Repurchase agreement dated 10/31/16 with Federal Reserve Bank of New York, 0.250% due 11/01/16, collateralized by $165,078,600 US Treasury Bonds, 3.125% to 5.000% due 05/15/37 to 02/15/43 and $3,331,601,800 US Treasury Notes, 2.000% to 2.750% due 09/30/20 to 11/15/23; (value—$3,785,026,294); proceeds: $3,785,026,285	3,785,000,000	3,785,000,000
Repurchase agreement dated 10/25/16 with Goldman Sachs & Co., 0.270% due 11/01/16, collateralized by $53,266,800 US Treasury Bond, 6.125% due 08/15/29 and $170,640,500 US Treasury Notes, 1.625% to 2.750% due 02/28/18 to 08/15/20; (value—$255,000,042); proceeds: $250,013,125	250,000,000	250,000,000
Repurchase agreement dated 10/25/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.290% due 11/01/16, collateralized by $139,322,900 US Treasury Bond, 4.250% due 11/15/40 and $67,466,800 US Treasury Inflation Index Note, 0.125% due 07/15/24; (value—$255,000,068); proceeds: $250,014,097	250,000,000	250,000,000

Treasury Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/26/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.300% due 11/02/16, collateralized by $199,370,100 US Treasury Inflation Index Note, 0.125% due 07/15/24; (value—$204,000,066); proceeds: $200,011,667	$200,000,000	$200,000,000

Repurchase agreement dated 10/31/16 with Mitsubishi UFJ Securities USA, Inc., 0.300% due 11/01/16, collateralized by $59,912,100 US Treasury Bills, zero coupon due 04/06/17 to 09/14/17, $253,902,800 US Treasury Bonds, 2.500% to 8.750% due 08/15/20 to 05/15/46, $7,330,500 US Treasury Inflation Index Bonds, 2.000% to 6.250% due 01/15/26 to 05/15/30, $308,157,900 US Treasury Inflation Index Notes, 0.125% to 1.375% due 01/15/20 to 01/15/26, $399,275,300 US Treasury Notes, 0.625% to 3.750% due 06/30/17 to 05/15/26, $15,318,600 US Treasury Bonds Principal STRIPs, zero coupon due 08/15/41 to 11/15/41; (value—$1,122,000,043); proceeds: $1,100,009,167

	1,100,000,000	1,100,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/16 with State Street Bank and Trust Co., 0.010% due 11/01/16, collateralized by $105,000 US Treasury Note, 0.750% due 12/31/17; (value—$105,276); proceeds: $103,000	$103,000	$103,000
Total repurchase agreements (cost—$7,285,103,000)		7,285,103,000
Total investments (cost—$15,710,250,930 which approximates cost for federal income tax purposes)—99.02%		15,710,250,930

Other assets in excess of liabilities—0.98%		155,504,160
Net assets—100.00%		$15,865,755,090

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 55.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$8,425,147,930	$—	$8,425,147,930
Repurchase agreements	—	7,285,103,000	—	7,285,103,000
Total	$—	$15,710,250,930	$—	$15,710,250,930

At October 31, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
US government and agency obligations—2.03%
Federal Home Loan Bank 0.614%, due 11/22/16[1]	$5,000,000	$5,000,000
US Treasury Notes 0.514%, due 07/31/18[1]	4,600,000	4,599,676
0.612%, due 01/31/18[1]	250,000	250,117
0.625%, due 05/31/17	10,000,000	9,996,362
Total US government and agency obligations (cost—$19,846,155)		19,846,155

Time deposits—15.99%
Banking-non-US—15.99%
Credit Agricole Corporate & Investment Bank 0.310%, due 11/01/16	31,000,000	31,000,000
DnB NOR Bank ASA 0.300%, due 11/01/16	20,000,000	20,000,000
Natixis 0.300%, due 11/01/16	30,000,000	30,000,000
Skandinaviska Enskilda Banken AB 0.310%, due 11/01/16	40,000,000	40,000,000
Svenska Handelsbanken 0.300%, due 11/01/16	35,000,000	35,000,000
Total time deposits (cost—$156,000,000)		156,000,000

Certificates of deposit—21.47%
Banking-non-US—17.94%
Bank of Montreal 0.860%, due 01/03/17	5,000,000	5,000,000
0.880%, due 01/11/17	10,000,000	10,000,000
0.981%, due 11/14/16[1]	5,000,000	5,000,000
1.130%, due 11/14/16[1]	9,000,000	9,000,000
Bank of Nova Scotia 1.097%, due 11/23/16[1]	7,000,000	7,000,826
Canadian Imperial Bank 1.025%, due 11/14/16[1]	4,000,000	4,000,000
1.077%, due 02/06/17[1]	3,000,000	3,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 1.109%, due 11/10/16[1]	8,000,000	8,000,000
DnB NOR Bank ASA 1.034%, due 01/26/17[1]	9,000,000	9,000,000
1.132%, due 12/13/16[1]	9,000,000	9,000,000
KBC Bank N.V. 0.440%, due 11/01/16	25,000,000	25,000,000
Oversea-Chinese Banking Corp. Ltd. 0.530%, due 11/21/16	8,000,000	8,000,000
0.980%, due 01/13/17	21,000,000	21,000,618
Royal Bank of Canada 0.770%, due 12/01/16	3,000,000	3,000,000
Skandinaviska Enskilda Banken AB 1.103%, due 12/28/16[1]	5,000,000
		5,000,000
Sumitomo Mitsui Banking Corp. 0.950%, due 12/16/16	16,000,000
		16,000,000
Svenska Handelsbanken 1.071%, due 11/15/16[1]	8,000,000	8,000,000

Security description	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Swedbank AB 0.410%, due 11/03/16	$20,000,000	$20,000,000

		175,001,444

Banking-US—3.53%
Citibank New York N.A. 0.870%, due 02/14/17	10,000,000	10,000,000
1.000%, due 03/28/17	10,000,000	10,000,000
State Street Bank & Trust Co. 0.979%, due 11/10/16[1]	3,000,000	3,000,000
1.176%, due 01/10/17[1]	5,000,000	5,000,000
Wells Fargo Bank N.A. 1.020%, due 02/21/17	6,500,000	6,500,000

		34,500,000
Total certificates of deposit (cost—$209,501,444)		209,501,444

Commercial paper[2]—58.41%
Asset backed-miscellaneous—26.77%
Antalis S.A 0.630%, due 11/30/16	10,000,000	9,994,925
Atlantic Asset Securitization LLC 0.310%, due 11/01/16	15,000,000	15,000,000
Barton Capital LLC 0.410%, due 11/01/16	10,000,000	10,000,000
0.610%, due 11/03/16	15,000,000	14,999,492
CAFCO LLC 0.830%, due 11/22/16	5,000,000	4,997,579
0.850%, due 11/22/16	5,000,000	4,997,521
0.850%, due 12/12/16	8,000,000	7,992,256
0.870%, due 11/22/16	6,000,000	5,996,955
0.900%, due 12/20/16	7,000,000	6,991,425
Fairway Finance Corp. 0.830%, due 11/28/16	15,000,000	14,990,662
0.880%, due 11/28/16	10,000,000	9,993,400
Gotham Funding Corp. 0.850%, due 01/26/17	10,000,000	9,979,694
1.017%, due 12/19/16	10,000,000	9,986,667
Liberty Funding LLC 0.850%, due 12/05/16	5,000,000	4,995,986
0.880%, due 12/07/16	5,000,000	4,995,600
0.920%, due 12/12/16	7,000,000	6,992,666
Manhattan Asset Funding Co. LLC 0.970%, due 12/12/16	10,000,000	9,988,953
Old Line Funding LLC 0.350%, due 11/01/16	25,000,000	25,000,000
0.880%, due 12/05/16	5,000,000	4,995,844
0.920%, due 01/18/17	5,000,000	4,990,033
1.018%, due 03/07/17	10,000,000	9,965,000
Starbird Funding Corp. 0.800%, due 11/01/16	4,250,000	4,250,000
0.970%, due 12/01/16	15,000,000	14,987,875
0.970%, due 12/06/16	5,000,000	4,995,285

Prime CNAV Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
Commercial paper[2]—(concluded)
Asset backed-miscellaneous—(concluded)
Thunder Bay Funding LLC 0.940%, due 01/17/17	$9,000,000	$8,981,905
1.170%, due 02/09/17	2,000,000	1,993,500
Victory Receivables Corp. 0.800%, due 12/02/16	5,000,000	4,996,556
0.820%, due 11/10/16	5,000,000	4,998,975
0.850%, due 01/25/17	7,000,000	6,985,951
0.930%, due 11/28/16	5,000,000	4,996,512
1.017%, due 12/13/16	6,140,000	6,132,837

		261,164,054

Banking-non-US—15.97%
ANZ National International Ltd. 1.150%, due 03/28/17	10,000,000	9,953,042
BNZ International Funding Ltd. 0.850%, due 11/03/16	5,000,000	4,999,764
Commonwealth Bank of Australia 1.280%, due 01/17/17[1]	8,000,000	8,000,000
DBS Bank Ltd. 0.830%, due 11/14/16	7,000,000	6,997,902
Erste Abwicklungsanstalt 0.810%, due 11/21/16	5,000,000	4,997,750
0.820%, due 11/10/16	5,000,000	4,998,975
1.030%, due 01/18/17	5,000,000	4,988,842
KFW International Finance, Inc. 0.640%, due 11/07/16	15,000,000	14,998,400
Mizuho Bank Ltd. 0.880%, due 01/17/17	15,000,000	14,971,767
0.900%, due 11/18/16	5,000,000	4,997,875
National Bank of Canada 0.830%, due 01/17/17	15,000,000	14,973,371
Nordea Bank AB 0.725%, due 01/04/17	9,500,000	9,487,755
0.900%, due 12/06/16	5,000,000	4,995,625
NRW Bank 0.840%, due 01/30/17	10,000,000	9,979,000
Societe Generale 0.240%, due 11/01/16	15,000,000	15,000,000
United Overseas Bank Ltd. 0.880%, due 01/25/17	10,000,000	9,979,222
0.900%, due 01/18/17	5,000,000	4,990,250
0.920%, due 01/13/17	3,000,000	2,994,403
0.960%, due 01/17/17	2,000,000	1,995,893
Westpac Banking Corp. 0.980%, due 01/04/17	1,500,000	1,497,387

		155,797,223

Banking-US—6.45%
Bedford Row Funding Corp. 1.100%, due 05/04/17	7,000,000	6,960,644
1.230%, due 03/13/17	10,000,000	9,954,900
1.238%, due 07/05/17[1]	3,000,000	3,000,000
BNP Paribas Fortis Funding LLC 0.300%, due 11/01/16	35,000,000	35,000,000

Security description	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-US—(concluded)
Toronto-Dominion Holdings USA, Inc. 0.740%, due 11/01/16	$8,000,000	$8,000,000

		62,915,544

Finance-other—4.10%
CNPC Finance 0.670%, due 11/01/16	15,000,000	15,000,000
0.700%, due 11/01/16	25,000,000	25,000,000

		40,000,000

Technology-hardware—2.56%
Apple, Inc. 0.510%, due 11/29/16	25,000,000	24,990,083

Tobacco—2.56%
Philip Morris International, Inc. 0.310%, due 11/01/16	25,000,000	25,000,000
Total commercial paper (cost—$569,866,904)		569,866,904

Repurchase agreements—2.09%
Repurchase agreement dated 10/31/16 with Goldman Sachs & Co., 0.310% due 11/01/16, collateralized by $38,465,900 US Treasury Bonds Principal STRIP, zero coupon due 11/15/40; (value—$20,400,005); proceeds: $20,00,172	20,000,000	20,000,000
Repurchase agreement dated 10/31/16 with State Street Bank and Trust Co., 0.010% due 11/01/16, collateralized by $350,435 US Treasury Note, 2.125% due 08/15/21; (value—$364,806); proceeds: $357,000	357,000	357,000
Total repurchase agreements (cost—$20,357,000)		20,357,000
Total investments (cost—$975,571,503 which approximates cost for federal income tax purposes)—99.99%		975,571,503

Other assets in excess of liabilities—0.01%		107,912
Net assets—100.00%		$975,679,415

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 55.

Prime CNAV Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$19,846,155	$—	$19,846,155
Time deposits	—	156,000,000	—	156,000,000
Certificates of deposit	—	209,501,444	—	209,501,444
Commercial paper	—	569,866,904	—	569,866,904
Repurchase agreements	—	20,357,000	—	20,357,000
Total	$—	$975,571,503	$—	$975,571,503

At October 31, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.

See accompanying notes to financial statements.

Tax-Free Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—99.04%
Alaska—1.12%
Alaska International Airports Revenue Refunding (System), Series A, 0.630%, VRD	$7,000,000	$7,000,000
Valdez Marine Terminal Revenue (Exxon Pipeline Co. Project), 0.500%, VRD	2,000,000	2,000,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series A, 0.470%, VRD	2,290,000	2,290,000
Series B, 0.470%, VRD	2,250,000	2,250,000
Valdez Marine Terminal Revenue Refunding (ExxonMobil Project), 0.500%, VRD	6,300,000	6,300,000

		19,840,000

Arizona—0.36%
City of Phoenix Arizona Industrial Development Authority Health Care Facilities Revenue (Mayo Clinic), Series A, 0.470%, VRD	6,350,000	6,350,000

California—18.53%
Antelope Valley-East Kern Water Agency, Series A-2, 0.570%, VRD	15,000,000	15,000,000
California Health Facilities Financing Authority Revenue (Adventist Health Systems), Series A, 0.600%, VRD	5,300,000	5,300,000
Series B, 0.600%, VRD	4,400,000	4,400,000
California Health Facilities Financing Authority Revenue (Scripps Health), Series C, 0.590%, VRD	3,300,000	3,300,000
California Infrastructure & Economic Development Bank Revenue Refunding (Los Angeles County Museum of Natural History Foundation), Series B, 0.420%, VRD	9,545,000	9,545,000
California State Kindergarten, Series A1, 0.420%, VRD	17,900,000	17,900,000
Series A2, 0.420%, VRD	9,750,000	9,750,000
Series A3, 0.430%, VRD	3,720,000	3,720,000
Series A5, 0.460%, VRD	7,900,000	7,900,000
Series B2, 0.420%, VRD	22,085,000	22,085,000
Series B3, 0.350%, VRD	1,500,000	1,500,000
California State, Series A-1, 0.430%, VRD	1,370,000	1,370,000
Series B1, 0.420%, VRD	6,100,000	6,100,000
California Statewide Communities Development Authority Revenue (Painte Turtle), 0.570%, VRD	6,900,000	6,900,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
Chino Basin Regional Financing Authority Revenue Refunding (Inland Empire Utilities), Series B, 0.650%, VRD	$4,885,000	$4,885,000
Irvine Improvement Bond Act 1915 (Assessment District 87-8), 0.500%, VRD	2,600,000	2,600,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 03-19), Series B, 0.500%, VRD	10,700,000	10,700,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.640%, VRD	15,000,000	15,000,000
Irvine Unified School District Special Tax (Community Facilities District No. 09), Series A, 0.460%, VRD	6,750,000	6,750,000
Series B, 0.650%, VRD	12,825,000	12,825,000
Irvine Unified School District, Series C, 0.460%, VRD	44,240,000	44,240,000
Los Angeles Department of Water & Power Revenue (Power System), Subseries A-2, 0.450%, VRD	23,700,000	23,700,000
Los Angeles Water and Power Revenue, Subseries A-5, 0.490%, VRD	7,000,000	7,000,000
Subseries B-5, 0.590%, VRD	7,500,000	7,500,000
Subseries B-6, 0.470%, VRD	38,300,000	38,300,000
Manteca Redevelopment Agency Tax Allocation Refunding (Sub-Amended Merged Project), 0.500%, VRD	1,065,000	1,065,000
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.580%, VRD	1,715,000	1,715,000
Northern California Power Agency Revenue Refunding (Hydroelectric Project 1), Series A, 0.520%, VRD	15,000,000	15,000,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series A, 0.590%, VRD	6,000,000	6,000,000
Santa Clara Electric Revenue, Subseries B, 0.540%, VRD	5,155,000	5,155,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series B, 0.590%, VRD	2,500,000	2,500,000
Series C, 0.630%, VRD	7,190,000	7,190,000
West Covina Public Financing Authority Lease Revenue (Golf Course Project), Series B, 0.610%, VRD	1,330,000	1,330,000

		328,225,000

Tax-Free Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Colorado—3.50%
Denver City & County Certificates of Participation Refunding, Series A1, 0.520%, VRD	$36,345,000	$36,345,000
Series A2, 0.520%, VRD	5,600,000	5,600,000
Series A3, 0.520%, VRD	20,100,000	20,100,000

		62,045,000

Connecticut—0.36%
Connecticut State Health & Educational Facilities Authority Revenue (Yale University), Series V-2, 0.400%, VRD	6,345,000	6,345,000

District of Columbia—1.64%
District of Columbia University Revenue Refunding (Georgetown University), Series B, 0.600%, VRD	10,000,000	10,000,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Subseries B-2, 0.620%, VRD	10,000,000	10,000,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue, Subseries D-2, 0.530%, VRD	9,005,000	9,005,000

		29,005,000

Florida—3.01%
Florida Municipal Power Agency Revenue (All Requirements Supply), Series C, 0.550%, VRD	48,500,000	48,500,000
Gainesville Utilities System Revenue, Series A, 0.640%, VRD	3,550,000	3,550,000
JEA Water & Sewer System Revenue, Subseries A-1, 0.500%, VRD	1,240,000	1,240,000

		53,290,000

Georgia—1.29%
Municipal Electric Authority of Georgia (General Resolution Projects), Series C, 0.600%, VRD	17,000,000	17,000,000
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 0.620%, VRD	5,875,000	5,875,000

		22,875,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Illinois—8.78%
Chicago O’Hare International Revenue (Third Lien), Series C, 0.560%, VRD	$15,000,000	$15,000,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 0.630%, VRD	18,300,000	18,300,000
Illinois Development Finance Authority Revenue (Chicago Symphony Project), 0.600%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.690%, VRD	23,700,000	23,700,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.640%, VRD	5,000,000	5,000,000
Illinois Finance Authority Revenue (Advocate Health Care), Subseries C2A, 0.590%, VRD	11,000,000	11,000,000
Illinois Finance Authority Revenue (Northwestern Community Hospital), Series B, 0.610%, VRD	21,800,000	21,800,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B, 0.600%, VRD	9,725,000	9,725,000
Illinois Finance Authority Revenue (University of Chicago Medical Center), Series E-1, 0.480%, VRD	13,575,000	13,575,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A, 0.600%, VRD	13,100,000	13,100,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-1B, 0.630%, VRD	1,700,000	1,700,000
Series A-2D, 0.630%, VRD	3,300,000	3,300,000
Illinois Village of Channahon Revenue (Morris Hospital), 0.640%, VRD	6,775,000	6,775,000

		155,475,000

Indiana—4.79%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy Industrial Project), Series A-5, 0.480%, VRD	23,950,000	23,950,000

Tax-Free Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Indiana—(concluded)
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project), Series A-4, 0.500%, VRD	$19,100,000	$19,100,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series A, 0.550%, VRD	5,000,000	5,000,000
Series C, 0.610%, VRD	6,950,000	6,950,000
Indiana Finance Authority Hospital Revenue Refunding (Indiana University Obligated Group), Series B, 0.590%, VRD	4,525,000	4,525,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A, 0.560%, VRD	13,390,000	13,390,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.580%, VRD	4,500,000	4,500,000
Lawrenceburg Pollution Control Revenue Refunding (Indiana Michigan Power Co. Project), Series H, 0.640%, VRD	7,500,000	7,500,000

		84,915,000

Kansas—0.65%
Kansas State Department of Transportation Highway Revenue, Series C-4, 0.600%, VRD	11,500,000	11,500,000

Louisiana—2.76%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series A, 0.500%, VRD	43,750,000	43,750,000
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Gulf Opportunity Zone (ExxonMobil Project), 0.500%, VRD	1,900,000	1,900,000
East Baton Rouge Parish Pollution Control Revenue Refunding (Exxon Project), 0.500%, VRD	2,000,000	2,000,000
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2, 0.600%, VRD	1,300,000	1,300,000

		48,950,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Maryland—0.46%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A, 0.550%, VRD	$8,100,000	$8,100,000

Massachusetts—3.42%
Massachusetts Health & Educational Facilities Authority Revenue (Childrens Hospital), Series N-4, 0.510%, VRD	4,100,000	4,100,000
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University), Series R, 0.400%, VRD	5,700,000	5,700,000
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood), Series C, 0.520%, VRD	4,000,000	4,000,000
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare Systems), Series F3, 0.600%, VRD	20,000,000	20,000,000
University of Massachusetts Building Authority Revenue Refunding, Series 1, 0.600%, VRD	26,730,000	26,730,000

		60,530,000

Minnesota—2.94%
Rochester Health Care Facilities Revenue (Mayo Clinic), Series A, 0.580%, VRD	38,100,000	38,100,000
Series B, 0.580%, VRD	14,000,000	14,000,000

		52,100,000

Mississippi—4.50%
Jackson County Pollution Control Revenue Refunding (Chevron USA, Inc. Project), 0.520%, VRD	1,400,000	1,400,000
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series B, 0.520%, VRD	9,500,000	9,500,000
Series C, 0.480%, VRD	1,795,000	1,795,000
Series D, 0.500%, VRD	14,900,000	14,900,000
Series E, 0.520%, VRD	2,000,000	2,000,000
Series I, 0.480%, VRD	300,000	300,000
Series K, 0.520%, VRD	8,000,000	8,000,000
Series L, 0.520%, VRD	1,000,000	1,000,000
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project), Series B, 0.620%, VRD	500,000	500,000
Series C, 0.480%, VRD	1,000,000	1,000,000
Series E, 0.520%, VRD	18,150,000	18,150,000

Tax-Free Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Mississippi—(concluded)
Series F, 0.580%, VRD	$1,500,000	$1,500,000
Series G, 0.480%, VRD	6,705,000	6,705,000
Series H, 0.520%, VRD	9,000,000	9,000,000
Series J, 0.500%, VRD	4,000,000	4,000,000

		79,750,000

Missouri—3.39%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School), 0.530%, VRD	10,135,000	10,135,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis University), Series B-2, 0.480%, VRD	5,000,000	5,000,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series A, 0.500%, VRD	5,100,000	5,100,000
Series B, 0.500%, VRD	4,000,000	4,000,000
Series B, 0.520%, VRD	14,000,000	14,000,000
Series C, 0.480%, VRD	6,200,000	6,200,000
Series C, 0.480%, VRD	3,900,000	3,900,000
St. Charles County Public Water District No. 2 Refunding, Series A, 0.630%, VRD	11,725,000	11,725,000

		60,060,000

Nebraska—1.09%
Douglas County Hospital Authority No. 002 Revenue Refunding (Health Facilities for Children), Series A, 0.530%, VRD	8,000,000	8,000,000
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1, 0.530%, VRD	11,400,000	11,400,000

		19,400,000

New Hampshire—0.72%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), Series B, 0.490%, VRD	12,850,000	12,850,000

New Mexico—0.55%
New Mexico Finance Authority Transportation Revenue Refunding (Sub Lien), Subseries B-1, 0.600%, VRD	9,690,000	9,690,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
New York—21.35%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 0.630%, VRD	$1,915,000	$1,915,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries A-1, 0.510%, VRD	20,000,000	20,000,000
Subseries E-1, 0.490%, VRD	20,115,000	20,115,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-1, 0.580%, VRD	28,600,000	28,600,000
Series BB-2, 0.500%, VRD	14,050,000	14,050,000
Series BB-5, 0.480%, VRD	8,865,000	8,865,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series A, 0.520%, VRD	26,695,000	26,695,000
Series B-4, 0.480%, VRD	1,000,000	1,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Series C, 0.540% VRD	14,800,000	14,800,000
Subseries A-4, 0.480%, VRD	16,000,000	16,000,000
Subseries A-4, 0.490%, VRD	8,300,000	8,300,000
Subseries A-4, 0.500%, VRD	13,000,000	13,000,000
Subseries D-4, 0.540%, VRD	19,400,000	19,400,000
Subseries E-4, 0.520%, VRD	8,100,000	8,100,000
New York City, Series F, Subseries F-3, 0.500%, VRD	9,000,000	9,000,000
Subseries D-4, 0.500%, VRD	10,550,000	10,550,000
Subseries L-3, 0.500%, VRD	13,600,000	13,600,000
Subseries L-4, 0.500%, VRD	44,145,000	44,145,000
New York Dormitory Authority Revenues State Supported Debt (University of Rochester), Series A, 0.520%, VRD	3,850,000	3,850,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Columbia University), Series A, 0.590%, VRD	3,800,000	3,800,000
Series B, 0.580%, VRD	5,400,000	5,400,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Northern Westchester Association), 0.600%, VRD	4,310,000	4,310,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 0.610%, VRD	4,800,000	4,800,000
Series A-2, 0.630%, VRD	13,900,000	13,900,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured), 0.540%, VRD	9,500,000	9,500,000

Tax-Free Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York State Dormitory Authority Revenue Non-State Supported Debt (Senior Community, Inc.), 0.610%, VRD	$3,670,000	$3,670,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 0.600%, VRD	2,395,000	2,395,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B, 0.520%, VRD	2,300,000	2,300,000
New York State Housing Finance Agency (Riverside Center 2 Housing), Series A-3, 0.600%, VRD	5,000,000	5,000,000
Onondaga County Industrial Development Agency (Syracuse University Project), Series B, 0.570%, VRD	5,890,000	5,890,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University Project), Series A-1, 0.500%, VRD	4,580,000	4,580,000
Triborough Bridge & Tunnel Authority Revenue Refunding, Subseries B-2, 0.480%, VRD	20,400,000	20,400,000
Triborough Bridge & Tunnel Authority Revenue, Series B-3, 0.480%, VRD	10,380,000	10,380,000

		378,310,000

North Carolina—1.00%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured), Series E, 0.600%, VRD	8,565,000	8,565,000
Series H, 0.480%, VRD	9,135,000	9,135,000

		17,700,000

Ohio—2.71%
Butler County Capital Funding Revenue (CCAO Low Cost Capital), Series A, 0.630%, VRD	3,905,000	3,905,000
Centerville Health Care Revenue (Bethany Lutheran Village Project), Series B, 0.650%, VRD	6,400,000	6,400,000
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 0.610%, VRD	5,725,000	5,725,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Ohio—(concluded)
Columbus Sewer Revenue, Series B, 0.580%, VRD	$5,450,000	$5,450,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 0.630%, VRD	11,640,000	11,640,000
Ohio (Common Schools), Series A, 0.590%, VRD	1,375,000	1,375,000
Series B, 0.590%, VRD	13,610,000	13,610,000

		48,105,000

Oregon—0.15%
Clackamas County Hospital Facility Authority Revenue (Legacy Health System), Series C, 0.650%, VRD	2,700,000	2,700,000

Pennsylvania—2.47%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University), 0.520%, VRD	13,800,000	13,800,000
Allegheny County Industrial Development Authority Revenue (Education Center Watson), 0.650%, VRD	8,300,000	8,300,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.600%, VRD	6,500,000	6,500,000
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University), Second Series, 0.600%, VRD	6,500,000	6,500,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3, 0.630%, VRD	3,400,000	3,400,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.650%, VRD	5,235,000	5,235,000

		43,735,000

Rhode Island—0.05%
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project), 0.470%, VRD	900,000	900,000

Texas—6.42%
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 0.540%, VRD	18,040,000	18,040,000
Subseries C-2, 0.540%, VRD	21,475,000	21,475,000

Tax-Free Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Texas—(continued)
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-1, 0.540%, VRD	$9,690,000	$9,690,000
Series A-2, 0.540%, VRD	16,285,000	16,285,000
Houston Higher Education Finance Corp. Higher Education Revenue (Rice University Project), Series B, 0.660%, VRD	5,700,000	5,700,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project), 0.490%, VRD	4,200,000	4,200,000
Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding (ExxonMobil Project), 0.490%, VRD	8,060,000	8,060,000
Series A, 0.470%, VRD	6,000,000	6,000,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project), Series C, 0.640%, VRD	6,100,000	6,100,000
University of Texas Permanent University (Funding System), Series A, 0.570%, VRD	1,400,000	1,400,000
University of Texas Permanent University Fund System, Series A, 0.570%, VRD	12,120,000	12,120,000

Security description	Face Amount	Value
Municipal bonds and notes—(concluded)
Texas—(concluded)
University of Texas Revenues (Financing Systems), Series B, 0.570%, VRD	$4,690,000	$4,690,000

		113,760,000

Utah—1.03%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series C, 0.530%, VRD	7,000,000	7,000,000
Murray City Utah, Hospital Revenue (IHC Health Services, Inc.), Series D, 0.480%, VRD	11,200,000	11,200,000

		18,200,000
Total municipal bonds and notes (cost—$1,754,705,000)		1,754,705,000

Tax-exempt commercial paper—0.57%
Texas—0.57%
Methodist Hospital, 0.860%, due 12/19/16 (cost—$10,000,000)	10,000,000	10,000,000
Total investments (cost—$1,764,705,000 which approximates cost for federal income tax purposes)—99.61%		1,764,705,000

Other assets in excess of liabilities—0.39%		6,972,141
Net assets—100.00%		$1,771,677,141

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 55.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2016 in valuing the Master Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$1,754,705,000	$—	$1,754,705,000
Tax-exempt commercial paper	—	10,000,000	—	10,000,000
Total	$—	$1,764,705,000	$—	$1,764,705,000

At October 31, 2016, there were no transfers between Level 1 and Level 2.

See accompanying notes to financial statements.

Tax-Free Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
CCAO	County Commissioners Association of Ohio
FNMA	Federal National Mortgage Association
STRIP	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2016 and reset periodically.

See accompanying notes to financial statements.

Master Trust

Statement of operations

For the six months ended October 31, 2016 (unaudited)

	Prime Master Fund	Government Master Fund[1]	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$35,116,173	$18,924,593	$25,468,185	$2,205,626	$2,109,899
Expenses:
Investment advisory and administration fees	6,386,832	5,254,409	6,785,831	369,980	448,310
Trustees’ fees	61,464	48,108	80,268	14,341	15,875
Total expenses	6,448,296	5,302,517	6,866,099	384,321	464,185
Fee waivers by investment advisor	—	(1,242,860)	—	—	—
Net expenses	6,448,296	4,059,657	6,866,099	384,321	464,185
Net investment income	28,667,877	14,864,936	18,602,086	1,821,305	1,645,714
Net realized gain	1,399,007	86,745	67,815	4,568	—
Net change in unrealized appreciation/depreciation	69,727	—	—	—	—
Net increase in net assets resulting from operations	$30,136,611	$14,951,681	$18,669,901	$1,825,873	$1,645,714

[1]	Commenced operations on June 24, 2016.

See accompanying notes to financial statements.

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Master Trust

Statement of changes in net assets

	Prime Master Fund		Government Master Fund
	For the six months ended October 31, 2016 (unaudited)	For the year ended April 30, 2016	For the period from June 24, 2016[1] to October 31, 2016 (unaudited)
From operations:

Net investment income	$28,667,877	$39,351,690	$14,864,936
Net realized gain	1,399,007	228,755	86,745
Net change in unrealized appreciation	69,727	—	—
Net increase in net assets resulting from operations	30,136,611	39,580,445	14,951,681
Net increase (decrease) in net assets from beneficial interest transactions	(14,756,205,600)	3,037,555,323	18,232,262,918
Net increase (decrease) in net assets	(14,726,068,989)	3,077,135,768	18,247,214,599
Net assets:
Beginning of period	17,197,266,346	14,120,130,578	—
End of period	$2,471,197,357	$17,197,266,346	$18,247,214,599

[1]	Commencement of operations.

Master Trust

Treasury Master Fund		Prime CNAV Master Fund		Tax-Free Master Fund
For the six months ended October 31, 2016 (unaudited)	For the year ended April 30, 2016	For the six months ended October 31, 2016 (unaudited)	For the period from January 19, 2016[1] to April 30, 2016	For the six months ended October 31, 2016 (unaudited)	For the year ended April 30, 2016

$18,602,086	$9,636,567	$1,821,305	$312,627	$1,645,714	$437,876
67,815	935,343	4,568	—	—	70,058
—	—	—	—	—	—
18,669,901	10,571,910	1,825,873	312,627	1,645,714	507,934
3,963,174,190	(762,944,902)	480,753,926	492,786,989	392,943,839	21,560,886
3,981,844,091	(752,372,992)	482,579,799	493,099,616	394,589,553	22,068,820

11,883,910,999	12,636,283,991	493,099,616	—	1,377,087,588	1,355,018,768
$15,865,755,090	$11,883,910,999	$975,679,415	$493,099,616	$1,771,677,141	$1,377,087,588

[1]	Commencement of operations.

See accompanying notes to financial statements.

Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2016 (unaudited)	Years ended April 30,
		2016	2015	2014	2013	2012
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	0.44%[1]	0.26%	0.11%	0.11%	0.19%	0.19%
Supplemental data:
Total investment return[2]	0.22%	0.26%	0.11%	0.11%	0.19%	0.20%
Net assets, end of period (000’s)	$2,471,197	$17,197,266	$14,120,131	$15,763,737	$19,137,609	$15,688,562

[1]	Annualized.
[2]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout the period is presented below:

For the period from June 24, 2016[1] to October 31, 2016 (unaudited)
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]
Expenses after fee waivers	0.08%[2]
Net investment income	0.28%[2]
Supplemental data:
Total investment return[3]	0.10%
Net assets, end of period (000’s)	$18,247,215

[1]	Commencement of operations.
[2]	Annualized.
[3]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2016 (unaudited)	Years ended April 30,
		2016	2015	2014	2013	2012
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.09%	0.06%	0.06%	0.10%[2]	0.06%
Net investment income	0.27%[1]	0.08%	0.01%	0.01%	0.05%	0.01%
Supplemental data:
Total investment return[3]	0.14%	0.09%	0.01%	0.01%	0.05%	0.01%
Net assets, end of period (000’s)	$15,865,755	$11,883,911	$12,636,284	$12,511,157	$12,225,550	$13,044,384

[1]	Annualized.
[2]	Waiver by advisor represents less than 0.005%.
[3]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2016 (unaudited)	For the period from January 19, 2016[1] to April 30, 2016
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.00%[2,3]
Net investment income	0.47%[2]	0.43%[2]
Supplemental data:
Total investment return[4]	0.23%	0.12%
Net assets, end of period (000’s)	$975,679	$493,100

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005%.
[4]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2016 (unaudited)	Years ended April 30,
		2016	2015	2014	2013	2012
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.04%	0.04%	0.07%	0.10%[2]	0.10%[2]
Net investment income	0.35%[1]	0.03%	0.01%	0.01%	0.06%	0.06%
Supplemental data:
Total investment return[3]	0.19%	0.03%	0.01%	0.02%	0.07%	0.06%
Net assets, end of period (000’s)	$1,771,677	$1,377,088	$1,355,019	$1,391,038	$1,556,326	$1,160,792

[1]	Annualized.
[2]	Waiver by advisor represents less than 0.005%.
[3]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, and Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In August 2014, the FASB issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). The update provides guidance about management’s responsibility to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern and to provide related footnote disclosure. ASU 2014-15 is effective for annual reporting periods ending after December 15, 2016, and for annual and interim periods thereafter. Management is currently evaluating the impact of the guidance on the disclosures in the financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—The price of beneficial interests in Master Trust is based on net asset value.

Until October 11, 2016, Prime Master Fund valued its investments at amortized cost. Effective October 11, 2016, consistent with amendments to Rule 2a-7 under the 1940 Act, the net asset value of Prime Master Fund is calculated using market-based values, and the price of its beneficial interests fluctuate.

Master Trust

Notes to financial statements (unaudited)

Under Rule 2a-7 under the 1940 Act, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7 under the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Effective October 14, 2016, Prime CNAV Master Fund and Tax-Free Master Fund became “retail money market funds”. Under Rule 2a-7 under the 1940 Act, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board is assisted by UBS AM’s Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) with respect to making fair value determinations for the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

In May 2015 the FASB issued Accounting Standards Update No. 2015-07, Fair Value Measurement (Topic 820): “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU 2015-07”). The modification removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. In the event the Fund holds investments for which fair value is measured using the NAV per share practical expedient, a separate column will be

Master Trust

Notes to financial statements (unaudited)

added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Statement of net assets.

A fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

Liquidity fee and/or redemption gates—Effective October 14, 2016, consistent with amendments to Rule 2a-7 under the 1940 Act, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the event that any of Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. On or after October 14, 2016, if Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. On or after October 14, 2016, if any of Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interests of the Fund. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Each of Prime Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund retains the liquidity fees for the benefit of remaining interest holders. For the period ended October 31, 2016, the Board of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the 1940 Act or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or

Master Trust

Notes to financial statements (unaudited)

retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risks.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2016, each Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to UBS AM
Prime Master Fund	$288,692
Government Master Fund	1,506,965
Treasury Master Fund	1,357,581
Prime CNAV Master Fund	86,261
Tax-Free Master Fund	122,006

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM

Master Trust

Notes to financial statements (unaudited)

estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets. At October 31, 2016, UBS AM was obligated to reduce its management fees, otherwise receivable by UBS AM, for independent trustees’ fees as follows:

Fund
Prime Master Fund	$21,969
Government Master Fund	46,881
Treasury Master Fund	48,023
Prime CNAV Master Fund	8,782
Tax-Free Master Fund	8,943

Effective August 22, 2016 through December 31, 2016, with respect to Government Master Fund only, UBS AM has agreed to voluntarily waive 0.04% of its management fee. At October 31, 2016, UBS AM owed Government Master Fund, and for the period August 22, 2016 to October 31, 2016, UBS AM voluntarily waived, the below amounts, which are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Government Master Fund	$602,785	$1,242,860

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2016, and during the six months ended October 31, 2016, UBS AM did not owe and/or waive fees under such an additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the six months ended October 31, 2016, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
Government Master Fund	129,791,264
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	302,893,600

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Master Trust

Notes to financial statements (unaudited)

Beneficial interest transactions

Prime Master Fund

	For the six months ended October 31, 2016	For the year ended April 30, 2016
Contributions	$15,077,460,417	$47,016,868,030
Withdrawals	(29,833,666,017)	(43,979,312,707)
Net increase (decrease) in beneficial interest	$(14,756,205,600)	$3,037,555,323

Government Master Fund

	For the period from June 24, 2016[1] to October 31, 2016
Contributions	$31,434,214,338
Withdrawals	(13,201,951,420)
Net increase in beneficial interest	$18,232,262,918

Treasury Master Fund

	For the six months ended October 31, 2016	For the year ended April 30, 2016
Contributions	$19,182,766,939	$28,255,411,545
Withdrawals	(15,219,592,749)	(29,018,356,447)
Net increase (decrease) in beneficial interest	$3,963,174,190	$(762,944,902)

Prime CNAV Master Fund

	For the six months ended October 31, 2016	For the period from January 19, 2016[1] to April 30, 2016
Contributions	$1,099,310,737	$566,064,862
Withdrawals	(618,556,811)	(73,277,873)
Net increase in beneficial interest	$480,753,926	$492,786,989

Tax-Free Master Fund

	For the six months ended October 31, 2016	For the year ended April 30, 2016
Contributions	$1,810,787,407	$1,598,987,976
Withdrawals	(1,417,853,568)	(1,577,427,090)
Net increase in beneficial interest	$392,943,839	$21,560,886

[1]	Commencement of operations.

Master Trust

Notes to financial statements (unaudited)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded, as of October 31, 2016, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months (or shorter period) ended October 31, 2016, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2016, and since inception for Government Master Fund and Prime CNAV Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund’s offering documents.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647- 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 12-13, 2016, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Prime CNAV Master Fund (“Prime CNAV Master”), Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, collectively with Prime CNAV Master, Prime Master and Treasury Master, each a “Master Fund” and collectively the “Master Funds”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Fund. The board reviewed and discussed with management the materials initially provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds’ and the Feeder Funds’ senior personnel and the Master Funds’ portfolio managers primarily responsible for the day-to-day management. The board recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on each Master Fund’s and corresponding Feeder Fund’s performance. The board also noted that Prime CNAV Master and its related Feeders Funds has only commenced operations in January 2016, so certain expense and performance information provided by UBS AM to the board had limited application to those Funds. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $143 billion in assets under management as of March 31, 2016 and was part of the UBS Asset Management Division, which had approximately $653 billion in assets under management worldwide as of March 31, 2016. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Prime Preferred Feeder Fund, Select Prime Preferred Feeder Fund, Select Treasury Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Prime Investor Feeder Fund, Select Prime Investor Feeder Fund, Select Treasury Investor Feeder Fund, Tax-Free Investor Feeder Fund and Select Treasury Capital Feeder Fund through August 31, 2017. The board also noted that management would pass through to the benefit of the Prime Investor Feeder Fund, Select Prime Investor Feeder Fund, Select Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund certain waivers from financial intermediaries. The board also took note of UBS AM’s voluntary undertaking to waive fees/reimburse expenses in the event that current Fund yields drop below a certain level. The board noted that such additional voluntary waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time in the future.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). With respect to Select Prime Investor Feeder Fund, Select Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on feeder fund asset size instead of master fund asset size (the “Supplemental Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Prime Reserves Feeder Fund’s and the Prime Preferred Feeder Fund’s Actual Management Fees and the Prime Investor Feeder Fund’s total expenses, the Prime CNAV Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Management noted that while the Prime Reserves Feeder Fund’s and the Prime Preferred Feeder Fund’s Actual Management Fees were above the Expense Group median by 8.2 basis points (i.e., 0.082%) and 4.2 basis points (i.e., 0.042%), respectively, the Prime Reserves Feeder Fund’s and the Prime Preferred Feeder Fund’s total expenses were below the applicable Expense Group median. Management explained that this differential is largely the result of the Prime Reserves Feeder Fund and the Prime Preferred Feeder Fund having more competitive gross yields (which resulted in the Prime Reserves Feeder Fund and the Prime Preferred Feeder Fund not having to waive their fees to the same extent as peers, which might have needed to reduce fees to a greater extent in order to maintain a positive yield). Management noted that the Prime Reserves Feeder Fund and the Prime Preferred Feeder Fund have a “unitary” fee structure, unlike many of the Expense Group peers. Management further noted that because the Prime Reserves Feeder Fund’s and the Prime Preferred Feeder Fund’s total expenses are below the applicable Expense Group median, it believes the overall expenses for the funds are in line with their peers.

Management noted that the Prime Investor Feeder Fund’s total expenses were above its Expense Group median (with the Prime Investor Feeder Fund’s total expenses the highest in the Expense Group). Management explained that the information for the Prime Investor Feeder Fund reflects expense data since its commencement in January 2016, a period of higher interest rates relative to its Expense Group peers, which reflect data based on annual financials covering longer 12-month periods of lower prevailing short-term rates, and thus higher yield floor waivers. Management noted that the Prime Investor Feeder Fund had the lowest Contractual Management Fee in its Expense Group.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Prime Institutional Feeder Fund’s Actual Management Fee and the Select Prime Investor Feeder Fund’s total expenses, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Management noted that while the Select Prime Institutional Feeder Fund’s Actual Management Fee was above its Expense Group median by one basis point (i.e., 0.01%), the Select Prime Institutional Feeder Fund’s total expenses were at the Expense Group median. Management explained that this differential is largely the result of the Select Prime Institutional Feeder Fund having more competitive gross yields (which resulted in the Select Prime Institutional Feeder Fund not having to waive its fees to the same extent as peers, which might have needed to reduce fees to a greater extent in order to maintain a positive yield). Management noted that the Select Prime Institutional Feeder Fund and the Select Prime Preferred Feeder Fund have a “unitary” fee structure, unlike many of the Expense Group peers. Management further noted that because the Select Prime Institutional Feeder Fund’s total expenses are at its Expense Group median, it believes the overall expenses for the fund are in line with its peers.

Management noted that the Select Prime Investor Feeder Fund’s total expenses were above its Expense Group median by one basis point (i.e., 0.01%). Management also noted that, compared to the Supplemental Expense Group, the Select Prime Investor Feeder Fund’s total expenses were below the median.

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund, Select Treasury Investor Feeder Fund and Select Treasury Capital Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Treasury Institutional Feeder Fund’s and the Select Treasury Preferred Feeder Fund’s total expenses, the Treasury Master Fund’s Contractual

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Management Fee and overall expenses were all at or below its corresponding Expense Group median, while the Treasury Master Fund’s Actual Management Fee was above the median with the related Feeder Funds’ fees taken into account. Management noted that the Select Treasury Investor Feeder Fund’s and the Select Treasury Capital Feeder Fund’s Actual Management Fees were 4.0 basis points (i.e., 0.040%) and 5.8 basis points (i.e., 0.058%) above the applicable Expense Group median, respectively, while the Select Treasury Investor Feeder Fund’s and the Select Treasury Capital Feeder Fund’s total expenses were below and at the applicable Expense Group median, respectively. Management explained that this differential is largely the result of the Select Treasury Investor Feeder Fund and the Select Treasury Capital Feeder Fund having more competitive gross yields (which resulted in the funds not having to waive their fees to the same extent as peers, which might have needed to reduce fees to a greater extent in order to maintain a positive yield). Management noted that the Select Treasury Institutional Feeder Fund and the Select Treasury Preferred Feeder Fund have a “unitary” fee structure, unlike many of the Expense Group peers. Management further noted that because the Select Treasury Investor Feeder Fund’s total expenses are below its Expense Group median (with the Select Treasury Investor Feeder Fund’s total expenses the lowest in the Expense Group) and the Select Treasury Capital Feeder Fund’s total expenses are at its Expense Group median, it believes the overall expenses for the funds are in line with their peers.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that the Tax-Free Master Fund’s Contractual Management Fee and overall expenses were each at or below its corresponding Expense Group median, while the Tax-Free Master Fund’s Actual Management Fee was above its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. Management noted that the Tax-Free Reserves Feeder Fund’s and the Tax-Free Preferred Feeder Fund’s Actual Management Fees were one basis point (i.e., 0.01%) above the applicable Expense Group median and the Tax-Free Investor Feeder Fund’s Actual Management Fee was 3.2 basis points (i.e., 0.032%) above its Expense Group median, while the Tax-Free Reserves Feeder Fund’s, the Tax-Free Preferred Feeder Fund’s and the Tax-Free Investor Feeder Fund’s total expenses were below the applicable Expense Group median. Management explained that this differential is largely the result of the Tax-Free Reserves Feeder Fund, the Tax-Free Preferred Feeder Fund and the Tax-Free Investor Feeder Fund having more competitive gross yields (which resulted in the funds not having to waive their fees to the same extent as peers, which might have needed to reduce fees to a greater extent in order to maintain a positive yield). Management noted that the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund have a “unitary” fee structure, unlike many of the Expense Group peers. Management further noted that because the Tax-Free Reserves Feeder Fund’s, the Tax-Free Preferred Feeder Fund’s and the Tax-Free Investor Feeder Fund’s total expenses are below the applicable Expense Group median (with the Tax-Free Investor Feeder Fund’s total expenses the lowest in the Expense Group), it believes the overall expenses for the funds are in line with their peers.

In light of the foregoing, the board determined that the management fees for each of Prime CNAV Master, Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of services provided to each Master Fund under the Management Contract.

Fund performance—With the exception of Prime CNAV Master, in considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five- and ten-year periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2016 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2016. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

Because the Prime Reserves Feeder Fund, the Prime Preferred Feeder Fund and the Prime Investor Feeder Fund commenced operations in January 2016, comparative performance information was not provided for the Funds.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Select Prime Institutional Feeder Fund, the Select Prime Preferred Feeder Fund and the Select Prime Investor Feeder Fund was at or above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.)

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund, Select Treasury Investor Feeder Fund and Select Treasury Capital Feeder Fund

The comparative Broadridge information showed that the performance of the Select Treasury Institutional Feeder Fund, the Select Treasury Preferred Feeder Fund, the Select Treasury Investor Feeder Fund and the Select Treasury Capital Feeder Fund was at or above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Tax-Free Reserves Feeder Fund, the Tax-Free Preferred Feeder Fund and the Tax-Free Investor Feeder Fund was at or above its corresponding Performance Universe median for the one-, three- and five-year periods, as applicable, and since inception, except that the performance of the Tax-Free Investor Fund was below the Performance Universe median by one basis point (i.e., 0.01%) and two basis points (i.e., 0.02%) for the five-year and since inception periods, respectively. Management noted the Tax-Free Investor Feeder Fund’s improved performance over recent periods.

Based on its review, except as noted below, the board concluded that each Master Fund’s investment performance was acceptable. With respect to Prime CNAV Master, past performance was not a factor considered by the board, as that Master Fund and related Feeder Funds had less than six months of performance history.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Funds’ assets grew, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

Master Trust

Board approval of investment advisory agreement

(Government Master Fund) (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on November 17-18, 2015, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended, considered and approved a management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Government Master Fund (the “Master Fund”), a series of the Trust, in connection with the proposed establishment of a master-feeder fund structure involving (1) the organization of the Master Fund, which will serve as the “master fund,” and (2) the organization of UBS Select Government Preferred Fund, UBS Select Government Institutional Fund, UBS Select Government Investor Fund and UBS Select Government Capital Fund and UBS RMA Government Money Market Fund, each a series of a separate SEC registrant, which will serve as “feeder funds” and invest all or substantially all of their assets in the Master Fund (each, a “Feeder Fund” and collectively, the “Feeder Funds,” and collectively with the Master Fund, the “New Government Funds”). In considering the approval of the Management Contract, the board was able to draw on its knowledge of the Trust, its portfolios and UBS AM. The board recognized its familiarity with UBS AM and the management contract for the other portfolios of the Trust, including the extensive materials the board had previously reviewed in connection with the annual reconsideration of the management contract for the other portfolios. The board also received a memorandum discussing UBS AM’s reasons for proposing the establishment of the New Government Funds.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board recognized that although the Master Fund would be a new fund, the board was familiar with the services currently provided to other UBS master-feeder money market funds and that the service providers (including UBS AM as investment advisor) for the Master Fund would be the same as those for other UBS master-feeder money market funds. The board noted that the management services to be provided to the Master Fund by UBS AM under the Management Contract, and the administrative, distribution and shareholder services to be performed by UBS AM and its affiliates for the Master Fund and the Feeder Funds, would be similar to the services provided to those other UBS master-feeder money market funds. The board further noted that, with respect to UBS RMA Government Money Market Fund, UBS AM has proposed establishing that Feeder Fund to serve as the primary investment option for customers of UBS Financial Services Inc. that hold eligible brokerage accounts that offer sweep programs. The board’s evaluation of the services to be provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided to the Master Fund under the Management Contract.

Management fees and expense ratios—The board reviewed and considered the proposed contractual investment advisory and administration fee (the “Contractual Management Fee”) to be payable by the Master Fund to UBS AM in light of the nature, extent and quality of the advisory and administrative services to be provided by UBS AM. The board noted that under the master-feeder structure, the Master Fund will pay the Contractual Management Fee to UBS AM, and, in turn, each Feeder Fund will bear the Master Fund’s expenses in proportion to its investment in the Master Fund. In making its determination regarding the Master Fund’s fees, the board assessed (i) the Master Fund’s proposed management fee and estimated overall expenses, (ii) each Feeder Fund’s portion of the Master Fund’s proposed management fee and estimated overall expenses, and (iii) each Feeder Fund’s estimated overall expenses. The board noted that the proposed fee structure for the New Government Funds, including the Contractual Management Fee payable by the Master Fund to UBS AM, with its breakpoints, was generally the same as the fee structure of certain other UBS master-feeder money market funds. Management represented that those other UBS master-feeder money market funds are similar to the New Government Funds. The board further noted the similarities and differences in the proposed fee arrangements for UBS RMA Government Money Market Fund compared to the other Feeder Funds and UBS RMA U.S. Government Portfolio, the current government money market fund sweep option for eligible customers of UBS Financial Services Inc.

Master Trust

Board approval of investment advisory agreement

(Government Master Fund) (unaudited)

The board determined that the proposed management fee was reasonable in light of the nature, extent and quality of the services proposed to be provided to the Master Fund under the Management Contract.

Fund performance—Past performance was not a factor considered by the board, as the Master Fund and the Feeder Funds would be new funds.

Advisor profitability—As the Master Fund and Feeder Funds would be new funds, the board did not consider the profitability of UBS AM or its affiliates.

Economies of scale—The board noted management’s explanation that it anticipated that as the Master Fund grew in scale there could be potential economies of scale which might be passed to shareholders of the Feeder Funds via the Contractual Management Fee breakpoints. The board also noted that although the Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of the Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of potential economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other potential benefits to be received by UBS AM and its affiliates as a result of its relationship with the Master Fund and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Fund, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Fund and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates might receive were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed approval of the Management Contract in a private session with their independent legal counsel at which no representatives of UBS AM were present.

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Trustees

Richard Q. Armstrong

Chairman

Alan S. Bernikow

Richard R. Burt

Meyer Feldberg

Bernard H. Garil

Heather R. Higgins

David Malpass

Principal Officers

Mark E. Carver

President

Mark F. Kemper

Vice President and Secretary

Elbridge T. Gerry III

Vice President

Thomas Disbrow

Vice President and Treasurer

Robert Sabatino

Vice President

Lisa DiPaolo

Vice President

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2016. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1662

UBS Select Capital Funds

Semiannual Report  |  October 31, 2016

Includes:

•	UBS Select Government Capital Fund
•	UBS Select Treasury Capital Fund

UBS Select Capital Funds

December 20, 2016

Dear Shareholder,

We present you with the semiannual report for the UBS Select Capital Series of Funds, namely UBS Select Government Capital Fund and UBS Select Treasury Capital Fund (the “Funds”) for the six months (or since commencement period for UBS Select Government Capital Fund) ended October 31, 2016 (the “reporting period”).

Performance

In December 2015, prior to the beginning of the reporting period, the US Federal Reserve Board (the “Fed”) modestly raised the federal funds rate from a historically low range between 0% and 0.25% to a range between 0.25% and 0.50%. The federal funds rate, or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. However, the Fed kept rates unchanged during the reporting period. (For more details on the Fed’s actions, see below.) While the yields on a wide range of short-term investments moved higher over the period, yields still remained low by historical comparison. As a result, the Funds’ yields remained low during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Government Capital Fund: 0.21% as of October 31, 2016.

•	UBS Select Treasury Capital Fund: 0.18% as of October 31, 2016, versus 0.13% on April 30, 2016.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on page 5.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.	The US economy was resilient and continued to expand during the reporting period. The US Commerce Department reported that gross domestic product (“GDP”) expanded at a 0.8% and 1.4% seasonally adjusted annualized rate during the first and second quarters of 2016, respectively. Economic activity in the US then accelerated, as third-quarter 2016 GDP growth was 3.2%.[1]

Q.	How did the Fed react to the economic environment?
A.	After taking its first step toward normalizing monetary policy in late 2015, the Fed remained in a holding pattern. Looking back, in December 2015, the Fed raised the fed funds rate from a range of 0% to 0.25% to a range between 0.25% and 0.50%. This marked the Fed’s first rate hike in almost a decade. The Fed then remained on hold during its first seven meetings in 2016. However, in December 2016, after the period had ended, the Fed raised rates to a range between 0.50% and 0.75%. In the Fed’s statement after its December meeting it said, “The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run. However, the actual path of the federal funds rate will depend on the economic outlook as informed by incoming data.”

UBS Select Government Capital Fund

UBS Select Treasury Capital Fund

Investment goals (both Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Manager:

Robert Sabatino

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Government Capital Fund—June 24, 2016; UBS Select Treasury Capital Fund—July 16, 2012.

Dividend payments:

Monthly

[1]	Based on the Commerce Department’s second reading for GDP announced on November 29, 2016, after the reporting period had ended.

1

UBS Select Capital Funds

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Government Master Fund and the Treasury Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•	The inception date for the Master Fund in which UBS Select Government Capital Fund invests was June 24, 2016. (UBS Select Government Capital Fund itself also commenced operations on June 24, 2016.) We tactically adjusted its WAM, and at the end of the reporting period, the Master Fund’s WAM was 35 days. At the security level, the Master Fund’s largest exposure was in direct government and agency obligations, followed by repurchase agreements backed by government securities.

•	The WAM for the Master Fund in which UBS Select Treasury Capital Fund invests was 59 days when the reporting period began. Over the review period, the WAM was decreased, and at period-end on October 31, 2016, it was 43 days. At the security level, we increased the Master Fund’s exposure to direct US Treasury obligations and reduced its exposure to repurchase agreements backed by government securities.

Q.	What factors do you believe will affect the Funds over the coming months?
A.	We believe the US economy has enough momentum to continue expanding, albeit at a relatively modest pace. In our view, inflation will remain fairly well contained. In such an environment, we feel the Fed will be true to its word and take a slow and deliberate pace in terms of raising interest rates. We anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds, please contact your financial advisor, or visit us at www.ubs.com/am-us.*

Sincerely,

Mark E. Carver President—UBS Money Series UBS Select Government Capital Fund UBS Select Treasury Capital Fund Managing Director UBS Asset Management (Americas) Inc.	Robert Sabatino Portfolio Manager— UBS Select Government Capital Fund UBS Select Treasury Capital Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six-month (or since inception) period ended October 31, 2016. The views and opinions in the letter were current as of December 20, 2016. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Website at www.ubs.com/am-us.

2

UBS Select Capital Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2016 to October 31, 2016 (or shorter period since commencement of operations as explained further below).

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

3

UBS Select Capital Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Please note that while UBS Select Government Capital Fund commenced operations on June 24, 2016, the “hypothetical” expenses paid during the period reflect activity for the full six month period for the purposes of comparability. This projection assumes that the Fund’s expense ratio in effect during its initial period (June 24, 2016 through October 31, 2016) also would have been in effect during the period from May 1, 2016 to October 31, 2016.

	Beginning account value June 24, 2016	Ending account value[2] October 31, 2016	Expenses paid during period[3] 06/24/16 to 10/31/16	Expense ratio during the period
UBS Select Government Capital Fund
Actual	$1,000.00	$1,000.60	$0.68	0.19%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.25	0.97	0.19

	Beginning account value May 1, 2016	Ending account value[2] October 31, 2016	Expenses paid during period[4] 05/01/16 to 10/31/16	Expense ratio during the period
UBS Select Treasury Capital Fund
Actual	$1,000.00	$1,000.90	$1.01	0.20%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.20	1.02	0.20

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]	“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[3]	UBS Select Government Capital Fund commenced operations on June 24, 2016. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 130 divided by 365 (to reflect the inception period from June 24, 2016 to October 31, 2016). Hypothetical expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).
[4]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

4

UBS Select Capital Funds

Yields and characteristics at a glance—October 31, 2016 (unaudited)

UBS Select Government Capital Fund*

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.21%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.21
Seven-day current yield before fee waivers and/or expense reimbursements[1]	0.02
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	0.02
Weighted average maturity[2]	35 days

UBS Select Treasury Capital Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.18%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.18
Seven-day current yield before fee waivers and/or expense reimbursements[1]	0.01
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	0.01
Weighted average maturity[2]	43 days

You could lose money by investing in UBS Select Government Capital Fund and UBS Select Treasury Capital Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Capital Fund and UBS Select Treasury Capital Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Capital Fund and UBS Select Treasury Capital Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Capital Fund’s sponsor and UBS Select Treasury Capital Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Capital Fund and UBS Select Treasury Capital Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Capital Fund and UBS Select Treasury Capital Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

*	Commenced operations on June 24, 2016.
[1]	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

5

UBS Select Capital Funds

Statement of assets and liabilities

October 31, 2016 (unaudited)

	UBS Select Government Capital Fund[1]	UBS Select Treasury Capital Fund
Assets:
Investment in Government Master Fund and Treasury Master Fund (each a “Master Fund”), at value (cost—$3,845,708,055 and $1,446,607,975, respectively, which approximates cost for federal income tax purposes)	$3,845,708,055	$1,446,607,975
Other assets	152,543	11,065
Total assets	3,845,860,598	1,446,619,040

Liabilities:
Dividends payable to shareholders	630,463	207,171
Payable to affiliate	345,753	98,959
Organization fees payable	13,960	—
Accrued expenses and other liabilities	74,030	41,427
Total liabilities	1,064,206	347,557

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 3,844,777,372 and 1,446,247,413 outstanding, respectively	$3,844,777,372	$1,446,247,413
Accumulated net realized gain	19,020	24,070
Net assets	$3,844,796,392	$1,446,271,483
Net asset value per share	$1.00	$1.00

[1]	Commenced operations on June 24, 2016.

See accompanying notes to financial statements.

6

UBS Select Capital Funds

Statement of operations

For the six months ended October 31, 2016 (unaudited)

	UBS Select Government Capital Fund[1]	UBS Select Treasury Capital Fund
Investment income:
Interest income allocated from Master Fund	$4,660,125	$2,681,025
Expenses allocated from Master Fund	(1,309,418)	(723,280)
Expense waiver allocated from Master Fund	291,275	—
Net investment income allocated from Master Fund	3,641,982	1,957,745
Expenses:
Service fees	1,963,732	1,084,709
Administration fees	1,309,137	723,132
Transfer agency fees	86,707	46,819
Professional fees	27,951	29,590
State registration fees	18,620	12,577
Organization fees	13,960	—
Trustees’ fees	13,306	15,736
Reports and notices to shareholders	8,386	7,340
Accounting fees	4,991	7,058
Insurance fees	—	3,241
Other expenses	7,147	8,534
	3,453,937	1,938,736
Fee waivers and/or expense reimbursements by administrator and distributor	(2,012,575)	(1,215,748)
Net expenses	1,441,362	722,988
Net investment income	2,200,620	1,234,757
Net realized gain allocated from Master Fund	19,020	6,517
Net increase in net assets resulting from operations	$2,219,640	$1,241,274

[1]	Commencement of operations on June 24, 2016.

See accompanying notes to financial statements.

7

UBS Select Capital Funds

Statement of changes in net assets

UBS Select Government Capital Fund
For the period from June 24, 2016[1] to October 31, 2016 (unaudited)
From operations:

Net investment income	$2,200,620
Net realized gain	19,020
Net increase in net assets resulting from operations	2,219,640
Dividends to shareholders from:

Net investment income	(2,200,620)
Net increase in net assets from beneficial interest transactions	3,844,777,372
Net increase in net assets	3,844,796,392
Net assets:

Beginning of period	—
End of period	$3,844,796,392
Accumulated undistributed net investment income	$—

[1]	Commencement of operations.

	UBS Select Treasury Capital Fund
	For the six months ended October 31, 2016 (unaudited)	For the year ended April 30, 2016
From operations:

Net investment income	$1,234,757	$616,218
Net realized gain	6,517	102,814
Net increase in net assets resulting from operations	1,241,274	719,032
Dividends and distributions to shareholders from:

Net investment income	(1,234,757)	(616,218)
Net realized gains	—	(118,366)
Total dividends and distributions to shareholders	(1,234,757)	(734,584)
Net increase (decrease) in net assets from beneficial interest transactions	117,481,659	(253,832,361)
Net increase (decrease) in net assets	117,488,176	(253,847,913)
Net assets:

Beginning of period	1,328,783,307	1,582,631,220
End of period	$1,446,271,483	$1,328,783,307
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements.

8

UBS Select Government Capital Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

For the period from June 24, 2016[1] to October 31, 2016 (unaudited)
Net asset value, beginning of period	$ 1.00
Net investment income	0.001
Net realized gains	0.000 [2]
Net increase from operations	0.001
Dividends from net investment income	(0.001)
Net asset value, end of period	$1.00
Total investment return[3]	0.06%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.36%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.19%[5]
Net investment income[4]	0.17%[5]
Supplemental data:
Net assets, end of period (000’s)	$3,844,796

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

9

UBS Select Treasury Capital Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2016 (unaudited)	Years ended April 30,			For the period July 16, 2012[1] to April 30, 2013
		2016	2015	2014
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.001	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
Net realized gains	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
Net increase from operations	0.001	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
Dividends from net investment income	(0.001)	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gains	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.001)	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.09%	0.05%	0.01%	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.37%[5]	0.37%	0.37%	0.37%	0.37%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.20%[5]	0.13%	0.06%	0.06%	0.14%[5]
Net investment income[4]	0.17%[5]	0.04%	0.01%	0.01%	0.01%[5]
Supplemental data:
Net assets, end of period (000’s)	$1,446,271	$1,328,783	$1,582,631	$1,333,295	$1,637,033

[1]	Operations commenced on July 16, 2012.
[2]	Amount represents less than $0.0005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

10

UBS Select Capital Funds

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Select Government Capital Fund (“Government Capital Fund”) and UBS Select Treasury Capital Fund (“Treasury Capital Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty series. The financial statements for the other series of the Trust are not included herein.

Government Capital Fund and Treasury Capital Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Government Master Fund and Treasury Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Treasury Capital Fund commenced operations on July 16, 2012, and Government Capital Fund commenced operations on June 24, 2016. As a result of the amendments to Rule 2a-7 under the 1940 Act, upon the recommendation of UBS Asset Management (Americas) Inc. (“UBS AM”), the Board of Trustees (“the Board”) of UBS Select Prime Capital Fund and UBS Select Tax-Free Capital Fund (the “Liquidating Funds”) approved the liquidation of each Liquidating Fund pursuant to a plan of liquidation. Accordingly, effective June 23, 2016, shares of the Liquidating Funds were no longer offered for purchase; all shares of each Liquidating Fund were redeemed in accordance with its respective plan of liquidation on June 24, 2016.

UBS AM is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS Asset Management (US) Inc. (“UBS AM—US”) serves as principal underwriter for the Funds. UBS AM and UBS AM—US are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (21.08% for Government Capital Fund and 9.12% for Treasury Capital Fund at October 31, 2016).

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in

11

UBS Select Capital Funds

Notes to financial statements (unaudited)

accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In August 2014, the FASB issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). The update provides guidance about management’s responsibility to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern and to provide related footnote disclosure. ASU 2014-15 is effective for annual reporting periods ending after December 15, 2016, and for annual and interim periods thereafter. Management is currently evaluating the impact of the guidance on the disclosures in the financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Constant net asset value per share funds—Government Capital Fund and Treasury Capital Fund attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Funds will be able to maintain a stable net asset value of $1.00 per share. The Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Capital Fund and Treasury Capital Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7 under the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Capital Fund and Treasury Capital Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—By operating as “government money market funds”, Government Capital Fund and Treasury Capital Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Capital Fund and Treasury Capital Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Government Capital Fund	0.10%
Treasury Capital Fund	0.10

12

UBS Select Capital Funds

Notes to financial statements (unaudited)

At October 31, 2016, each Fund owed UBS AM for administrative services, net of fee waivers and/or expense reimbursements, as follows:

Fund	Amounts owed to UBS AM
Government Capital Fund	$323,656
Treasury Capital Fund	121,641

The Funds and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its administration fees and/or reimburse the Funds, and to cause its affiliate UBS AM—US to waive its shareholder servicing fee, so that each Fund’s total annual operating expenses through August 31, 2017 (excluding interest expense, if any, and extraordinary items) would not exceed 0.20%. (Information regarding waiver of the shareholder servicing fees payable to UBS AM—US appears further below.) At October 31, 2016, UBS AM owed, or was owed by the Funds, and for the period ended October 31, 2016, UBS AM was contractually obligated to waive fees and/or reimburse certain operating expenses, as follows:

Fund	Amounts owed to/ (owed by) UBS AM	Amounts waived by UBS AM
Government Capital Fund	$(22,097)	$48,843
Treasury Capital Fund	22,682	131,039

Each Fund has agreed to repay UBS AM for any such waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing each Fund’s expenses in any of those three years to exceed such expense cap. The fee waiver/expense reimbursement agreement may be terminated by the Funds’ Board at any time and also will terminate automatically upon the expiration or termination of the Funds’ contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive. At October 31, 2016, the following Funds had remaining fee waivers and/or expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

Fund	Fee waivers/ expense reimbursements subject to recoupment	Expires April 30, 2017	Expires April 30, 2018	Expires April 30, 2019	Expires April 30, 2020
Government Capital Fund	$2,012,575	$—	$—	$—	$2,012,575
Treasury Capital Fund	7,032,276	1,886,189	1,688,154	2,242,185	1,215,748

UBS AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2016, and for the period ended October 31, 2016, UBS AM did not owe and/or waive fees/reimburse expenses under this additional undertaking.

Shareholder services plan

UBS AM—US is the principal underwriter and distributor of the Funds’ shares. Under the shareholder services plans, UBS AM—US is entitled to a monthly shareholder servicing fee, payable by each Fund, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Shareholder servicing fee
Government Capital Fund	0.15%
Treasury Capital Fund	0.15

13

UBS Select Capital Funds

Notes to financial statements (unaudited)

UBS AM—US has undertaken to waive all or a portion of its fees, in accordance with the contractual fee waiver arrangement that continues until August 31, 2017, as explained in the Administrator section above. To the extent that expenses are to be reimbursed, UBS AM will reimburse the Funds. For the period ended October 31, 2016, UBS AM—US waived its shareholder servicing fees, otherwise payable to it, as follows:

Fund	Amounts waived by UBS AM-US
Government Capital Fund	$1,963,732
Treasury Capital Fund	1,084,709

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Capital Fund

For the period from June 24, 2016[1] to October 31, 2016
Shares sold	13,742,642,503
Shares repurchased	(9,899,339,666)
Dividends reinvested	1,474,535
Net increase in shares outstanding	3,844,777,372

[1]	Commencement of operations.

Treasury Capital Fund

	For the six months ended October 31, 2016	For the year ended April 30, 2016
Shares sold	5,806,506,530	9,401,463,988
Shares repurchased	(5,690,145,112)	(9,655,882,460)
Dividends reinvested	1,120,241	586,111
Net increase (decrease) in shares outstanding	117,481,659	(253,832,361)

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Treasury Capital Fund during the six months ended October 31, 2016 and fiscal year ended April 30, 2016, was ordinary income. The tax character of distributions paid to shareholders by Government Capital Fund during the period ended October 31, 2016, was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined at the end of each Fund’s fiscal year ending April 30, 2017.

14

UBS Select Capital Funds

Notes to financial statements (unaudited)

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of October 31, 2016, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2016, the Funds did not incur any interest or penalties.

Each of the tax years since Treasury Capital Fund’s inception in 2012 to period ended April 30, 2016, and since inception for Government Capital Fund remains subject to examination by the Internal Revenue Service and state taxing authorities.

15

UBS Select Capital Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

16

Master Trust

Semiannual Report  |  October 31, 2016

Includes:

•	Government Master Fund
•	Treasury Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2016 to October 31, 2016 (or shorter period since commencement of operations for Government Master Fund as explained further below).

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

18

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Please note that while Government Master Fund commenced operations on June 24, 2016, the “Hypothetical” expenses paid during the period reflect activity for the full six month period for the purposes of comparability. This projection assumes that the Master Fund’s expense ratio in effect during its initial period (June 24, 2016 through October 31, 2016) also would have been in effect during the period from May 1, 2016 to October 31, 2016.

	Beginning account value June 24, 2016	Ending account value October 31, 2016	Expenses paid during period[1] 06/24/16[2] to 10/31/16	Expense ratio during the period
Government Master Fund

Actual	$1,000.00	$1,001.00	$0.29	0.08%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.80	0.41	0.08

	Beginning account value May 1, 2016	Ending account value October 31, 2016	Expenses paid during period[3] 05/01/16 to 10/31/16	Expense ratio during the period
Treasury Master Fund

Actual	$1,000.00	$1,001.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

[1]	Actual expenses are equal to the Government Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 130 divided by 365 (to reflect the inception period from June 24, 2016 to October 31, 2016). Hypothetical expenses are equal to the Government Master Fund’s annualized net expense ratio multiplied by the average value over the period, multiplied by 184 divided by 365 (to reflect one-half year period).
[2]	Commencement of operations.
[3]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

19

Master Trust

Portfolio characteristics at a glance—October 31, 2016 (unaudited)

Government Master Fund

Characteristics
Weighted average maturity[1]	35 days

Portfolio composition[2]
US government and agency obligations	55.7%
Repurchase agreements	41.7
Other assets less liabilities	2.6
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Treasury Master Fund

Characteristics
Weighted average maturity[1]	43 days

Portfolio composition[2]
US government obligations	53.1%
Repurchase agreements	45.9
Other assets less liabilities	1.0
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

20

Government Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
US government and agency obligations—55.68%
Federal Farm Credit Bank
0.504%, due 11/26/16[1]	$40,000,000	$40,000,000
0.506%, due 11/20/16[1]	23,000,000	22,998,200
0.557%, due 11/06/16[1]	100,000,000	99,994,720
0.573%, due 11/05/16[1]	100,000,000	99,999,580
0.579%, due 11/11/16[1]	133,000,000	133,056,382
0.585%, due 11/08/16[1]	128,700,000	128,617,468
0.605%, due 11/28/16[1]	40,000,000	39,997,942
0.618%, due 11/05/16[1]	95,000,000	95,001,107
0.624%, due 11/25/16[1]	100,000,000	99,969,043
0.624%, due 11/29/16[1]	122,000,000	122,000,000
0.667%, due 11/06/16[1]	118,500,000	118,486,085
0.842%, due 01/23/17[1]	100,000,000	100,020,317
Federal Home Loan Bank
0.250%, due 11/04/16[2]	37,000,000	36,999,229
0.265%, due 12/06/16[2]	160,000,000	159,958,778
0.270%, due 12/05/16[2]	88,000,000	87,977,560
0.284%, due 11/14/16[2]	92,494,000	92,484,648
0.285%, due 11/09/16[2]	25,000,000	24,998,417
0.286%, due 11/16/16[2]	129,848,000	129,832,526
0.290%, due 12/30/16[2]	80,000,000	79,961,978
0.293%, due 12/28/16[2]	150,000,000	149,930,412
0.300%, due 12/06/16[2]	28,200,000	28,191,775
0.300%, due 12/13/16[2]	80,000,000	79,972,000
0.305%, due 11/07/16[2]	150,000,000	149,992,375
0.325%, due 12/29/16[2]	150,000,000	149,921,458
0.331%, due 11/09/16[2]	100,000,000	99,992,644
0.335%, due 11/22/16[2]	105,000,000	104,979,481
0.340%, due 12/16/16[2]	150,000,000	149,936,250
0.343%, due 11/23/16[2]	100,000,000	99,979,039
0.344%, due 11/30/16[2]	150,000,000	149,958,433
0.344%, due 01/06/17[2]	100,000,000	99,936,933
0.345%, due 12/16/16[2]	45,000,000	44,980,594
0.350%, due 01/20/17[2]	100,000,000	99,922,222
0.350%, due 01/30/17[2]	50,000,000	49,956,250
0.360%, due 01/20/17[2]	132,500,000	132,394,000
0.374%, due 01/11/17[2]	168,000,000	167,876,081
0.400%, due 02/15/17[2]	82,500,000	82,402,833
0.414%, due 01/21/17[1]	180,000,000	179,996,910
0.417%, due 01/24/17[1]	160,000,000	159,991,218
0.420%, due 11/02/16[2]	34,400,000	34,399,599
0.420%, due 11/14/16[2]	30,000,000	29,995,450
0.435%, due 01/06/17[2]	143,000,000	142,885,957
0.435%, due 01/25/17[2]	123,000,000	122,873,669
0.440%, due 01/11/17[2]	98,000,000	97,914,958
0.457%, due 02/01/17[2]	100,000,000	99,885,000
0.460%, due 02/13/17[2]	50,000,000	49,933,556
0.461%, due 02/01/17[1]	75,000,000	75,000,000
0.465%, due 01/18/17[2]	100,000,000	99,899,250
0.467%, due 03/31/17[2]	160,000,000	159,688,667
0.470%, due 01/20/17	50,000,000	49,996,522
0.478%, due 02/15/17[2]	100,000,000	99,859,256
0.479%, due 02/22/17[2]	50,000,000	49,924,824
0.484%, due 03/01/17[2]	100,000,000	99,838,667
0.489%, due 04/07/17[2]	100,000,000	99,786,742

Security description	Face Amount	Value
US government and agency obligations—(concluded)
0.499%, due 04/05/17[2]	$161,000,000	$160,654,096
0.506%, due 11/18/16[1]	149,000,000	149,000,000
0.519%, due 11/12/16[1]	150,000,000	149,977,359
0.545%, due 11/28/16[1]	44,750,000	44,743,554
0.550%, due 06/27/17[2]	50,000,000	49,818,194
0.560%, due 03/15/17[2]	69,500,000	69,355,131
0.574%, due 11/22/16[1]	54,500,000	54,498,227
0.577%, due 11/03/16[1]	50,000,000	50,000,000
0.582%, due 11/06/16[1]	50,000,000	50,000,000
0.585%, due 01/17/17[1]	75,000,000	75,000,000
0.595%, due 11/10/16[1]	60,000,000	59,981,486
0.602%, due 11/02/16[1]	69,050,000	69,048,075
0.613%, due 01/20/17[1]	90,000,000	90,000,000
0.619%, due 01/16/17[1]	140,000,000	140,000,000
0.668%, due 11/05/16[1]	50,000,000	50,000,000
0.733%, due 12/23/16[1]	150,000,000	149,992,847
0.806%, due 01/27/17[1]	27,000,000	27,049,732
0.806%, due 01/27/17[1]	14,000,000	14,025,787
0.808%, due 12/30/16[1]	100,000,000	100,000,000
0.821%, due 01/01/17[1]	100,000,000	100,000,000
Federal Home Loan Mortgage Corp.
0.350%, due 12/05/16[2]	140,000,000	139,953,722
0.380%, due 12/20/16[2]	200,000,000	199,896,556
0.400%, due 12/22/16[2]	100,000,000	99,943,333
0.410%, due 01/06/17	123,500,000	123,407,169
0.490%, due 05/15/17[2]	222,000,000	221,410,775
0.593%, due 11/05/16[1]	150,000,000	150,000,000
0.842%, due 01/08/17[1]	140,000,000	140,000,000
Federal National Mortgage Association
0.305%, due 11/02/16[2]	100,000,000	99,999,153
0.609%, due 06/01/17	97,061,000	96,719,893
0.807%, due 12/20/16[1]	100,000,000	99,983,900
0.811%, due 12/21/16[1]	30,000,000	30,113,925
0.846%, due 01/11/17[1]	100,000,000	100,000,000
US Treasury Bill
0.334%, due 12/08/16[2]	135,000,000	134,953,657
US Treasury Notes
0.500%, due 11/30/16	62,500,000	62,507,994
0.514%, due 11/01/16[1]	207,300,000	207,316,433
0.875%, due 11/30/16	140,000,000	140,059,255
0.875%, due 12/31/16	570,000,000	570,419,982
0.875%, due 02/28/17	100,000,000	100,143,720
1.000%, due 03/31/17	239,000,000	239,479,238
1.875%, due 08/31/17	48,000,000	48,467,691
2.750%, due 11/30/16	141,000,000	141,265,892
3.000%, due 02/28/17	155,000,000	156,320,929
Total US government and agency obligations (cost—$10,160,054,710)		10,160,054,710

21

Government Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
Repurchase agreements—41.65%
Repurchase agreement dated 10/31/16 with BNP Paribas Securities Corp., 0.320% due 11/01/16, collateralized by $100 US Treasury Bill, zero coupon due 01/12/17, $200 US Treasury Bond, 8.875% due 08/15/17, $100 US Treasury Inflation Index Bond, 2.000% due 01/15/26, $456,033,400 US Treasury Notes, zero coupon to 2.625% due 10/31/17 to 03/31/23, $2,100,400 US Treasury Bond Principal STRIP, zero coupon due 02/15/45 and $3,963,704 US Treasury Bonds STRIPs, zero coupon due 11/15/16 to 02/15/35; (value—$459,000,000); proceeds: $450,004,000	$450,000,000	$450,000,000

Repurchase agreement dated 10/31/16 with BNP Paribas Securities Corp., 0.330% due 11/01/16, collateralized by $5,000 Federal Farm Credit Bank obligation, 2.870% due 11/18/24, $1,800,000 Federal Home Loan Bank obligations, 5.250% to 5.365% due 12/09/22 to 09/09/24, $69,678,086 Federal Home Loan Mortgage Corp. obligations, 1.000% to 3.750% due 07/28/17 to 03/27/19, $20,285,000 Federal National Mortgage Association obligations, zero coupon to 5.625% due 10/26/17 to 11/15/30, $1,907,600 US Treasury Bonds, 8.125% to 8.875% due 02/15/19 to 08/15/19, $400 US Treasury Inflation Index Bond, 2.125% due 02/15/41, $8,963,000 US Treasury Notes, zero coupon to 1.750% due 01/31/18 to 05/15/23, $100 US Treasury Bond Principal STRIP, zero coupon due 08/15/45 and $211 US Treasury Bonds STRIPs, zero coupon due 08/15/17 to 02/15/32; (value—$102,000,000); proceeds: $100,000,917

	100,000,000	100,000,000
Repurchase agreement dated 10/31/16 with Federal Reserve Bank of New York, 0.250% due 11/01/16, collateralized by $224,662,900 US Treasury Bond, 3.125% due 02/15/43 and $5,021,632,800 US Treasury Notes, 2.000% to 3.625% due 08/15/19 to 02/15/22; (value—$5,520,038,394); proceeds: $5,520,038,333	5,520,000,000	5,520,000,000
Repurchase agreement dated 10/26/16 with Goldman Sachs & Co., 0.270% due 11/02/16, collateralized by $70,558,400 US Treasury Bond, 3.125% due 02/15/42 and $174,126,400 US Treasury Notes, 1.625% to 1.875% due 08/31/17 to 10/31/23; (value—$255,000,019); proceeds: $250,013,125	250,000,000	250,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)

Repurchase agreement dated 10/31/16 with Goldman Sachs & Co., 0.310% due 11/01/16, collateralized by $75,984,000 Federal Home Loan Bank obligations, zero coupon to 3.300% due 01/27/17 to 08/23/41, $1,000,000 The Financing Corp. obligation, 9.650% due 11/02/18, $149,578,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.750% due 11/04/16 to 07/15/32, $191,593,000 Federal National Mortgage Association obligations, zero coupon to 7.250% due 11/15/16 to 08/06/38 and $1,378,000 Tennessee Valley Authority Bonds, 3.500% to 3.875% due 02/15/21 to 12/15/42; (value—$427,788,518); proceeds: $419,403,612

	$419,400,000	$419,400,000
Repurchase agreement dated 10/31/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.320% due 11/01/16, collateralized by $74,359,600 US Treasury Inflation Index Bond, 3.875% due 04/15/29, $227,286,600 US Treasury Inflation Index Note, 2.375% due 01/15/17 and $37,574,700 US Treasury Note, 2.125% due 08/15/21; (value—$469,200,062); proceeds: $460,004,089	460,000,000	460,000,000
Repurchase agreement dated 10/31/16 with State Street Bank and Trust Co., 0.010% due 11/01/16, collateralized by $905,046 US Treasury Note, 2.125%, 08/15/21; (value—$942,161); proceeds: $922,000	922,000	922,000
Repurchase agreement dated 10/31/16 with Toronto-Dominion Bank, 0.320% due 11/01/16, collateralized by $176,686,493 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.500% due 12/01/25 to 08/01/46 and $476,544,226 Federal National Mortgage Association obligations, 2.500% to 6.000% due 12/01/25 to 08/01/46: (value—$408,000,000); proceeds: $400,003,556	400,000,000	400,000,000
Total repurchase agreements (cost—$7,600,322,000)		7,600,322,000
Total investments (cost—$17,760,376,710 which approximates cost for federal income tax purposes)—97.33%		17,760,376,710

Other assets in excess of liabilities—2.67%		486,837,889
Net assets—100.00%		$18,247,214,599

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 25.

22

Government Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$10,160,054,710	$—	$10,160,054,710
Repurchase agreements	—	7,600,322,000	—	7,600,322,000
Total	$—	$17,760,376,710	$—	$17,760,376,710

At October 31, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.

See accompanying notes to financial statements.

23

Treasury Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
US government obligations—53.10%
US Treasury Bills[1]
0.301%, due 11/25/16	$150,000,000	$149,969,900
0.310%, due 01/05/17	248,000,000	247,861,189
0.333%, due 01/19/17	150,000,000	149,890,552
0.334%, due 12/08/16	130,000,000	129,955,374
0.341%, due 12/08/16	130,000,000	129,954,439
0.356%, due 01/12/17	145,000,000	144,896,760
0.390%, due 11/03/16	235,000,000	234,994,908
0.447%, due 02/23/17	130,000,000	129,815,779
0.451%, due 02/16/17	35,000,000	34,953,083
0.456%, due 03/02/17	150,000,000	149,770,352
0.496%, due 04/13/17	150,000,000	149,663,133
0.573%, due 03/30/17	200,000,000	199,525,683
US Treasury Notes
0.500%, due 11/30/16	212,500,000	212,491,993
0.500%, due 01/31/17	555,000,000	555,129,813
0.500%, due 02/28/17	205,000,000	205,019,648
0.500%, due 04/30/17	150,000,000	150,010,873
0.510%, due 11/01/16[2]	240,000,000	239,971,012
0.518%, due 11/01/16[2]	353,000,000	352,990,498
0.524%, due 11/01/16[2]	419,200,000	419,216,145
0.540%, due 11/01/16[2]	547,000,000	547,044,332
0.622%, due 11/01/16[2]	316,750,000	317,026,812
0.625%, due 11/15/16	100,000,000	100,000,905
0.625%, due 12/31/16	370,000,000	370,098,410
0.625%, due 02/15/17	125,000,000	125,033,072
0.625%, due 05/31/17	100,000,000	100,027,940
0.750%, due 01/15/17	529,469,000	529,841,420
0.750%, due 06/30/17	300,000,000	300,329,242
0.875%, due 12/31/16	445,000,000	445,323,647
0.875%, due 01/31/17	435,000,000	435,525,469
0.875%, due 02/28/17	120,000,000	120,159,593
0.875%, due 04/30/17	200,000,000	200,347,040
0.875%, due 05/15/17	150,000,000	150,284,278
1.000%, due 03/31/17	329,000,000	329,652,724
1.875%, due 08/31/17	100,000,000	100,974,357
2.750%, due 11/30/16	131,000,000	131,247,069
3.000%, due 02/28/17	135,000,000	136,150,486
Total US government obligations (cost—$8,425,147,930)		8,425,147,930

Repurchase agreements—45.92%
Repurchase agreement dated 10/25/16 with Barclays Capital, Inc., 0.290% due 11/01/16, collateralized by $102,879,900 US Treasury Bonds 3.000% to 8.750% due 05/15/17 to 11/15/45, $1,058 US Treasury Inflation Index Bond, zero coupon due 04/15/28, $288,301,800 US Treasury Notes 0.500% to 2.500% due 05/15/17 to 08/15/26, $2,692,800, US Treasury Bonds Principal STRIPs, zero coupon due 08/15/20 to 08/15/43 and $124,352,159 US Treasury Bonds STRIPs, zero coupon due 02/15/19 to 11/15/44; (value—$510,000,040); proceeds: $500,028,194	500,000,000	500,000,000

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/26/16 with Barclays Capital, Inc., 0.310% due 11/02/16, collateralized by $439,399,615 US Treasury Inflation Index Notes, zero coupon to 0.125% due 04/15/17 to 04/15/26, $226,157,200 US Treasury Notes, zero coupon due 01/31/17 to 07/31/18, $2,522,800 US Treasury Bonds Principal STRIPs, zero coupon due 11/15/16 to 05/15/44 and $42,981,993 US Treasury Bonds STRIPs, zero coupon due 05/15/18 to 08/15/46; (value—$714,000,039); proceeds: $700,042,194	$700,000,000	$700,000,000
Repurchase agreement dated 10/31/16 with Barclays Capital, Inc., 0.320% due 11/01/16, collateralized by $639 US Treasury Inflation Index Bonds, zero coupon due 04/15/27 to 04/15/29, $1,016 US Treasury Inflation Index Notes, zero coupon due 04/15/17 to 10/15/25, $467,199,500 US Treasury Notes, 1.000% to 3.375% due 12/15/17 to 05/15/26, $11,000 US Treasury Bonds Principal STRIPs, zero coupon due 11/15/17 to 05/15/43 and $27,061,425 US Treasury Bonds STRIPs, zero coupon due 02/15/19 to 05/15/46; (value—$510,000,001); proceeds: $500,004,444	500,000,000	500,000,000
Repurchase agreement dated 10/31/16 with Federal Reserve Bank of New York, 0.250% due 11/01/16, collateralized by $165,078,600 US Treasury Bonds, 3.125% to 5.000% due 05/15/37 to 02/15/43 and $3,331,601,800 US Treasury Notes, 2.000% to 2.750% due 09/30/20 to 11/15/23; (value—$3,785,026,294); proceeds: $3,785,026,285	3,785,000,000	3,785,000,000
Repurchase agreement dated 10/25/16 with Goldman Sachs & Co., 0.270% due 11/01/16, collateralized by $53,266,800 US Treasury Bond, 6.125% due 08/15/29 and $170,640,500 US Treasury Notes, 1.625% to 2.750% due 02/28/18 to 08/15/20; (value—$255,000,042); proceeds: $250,013,125	250,000,000	250,000,000
Repurchase agreement dated 10/25/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.290% due 11/01/16, collateralized by $139,322,900 US Treasury Bond, 4.250% due 11/15/40 and $67,466,800 US Treasury Inflation Index Note, 0.125% due 07/15/24; (value—$255,000,068); proceeds: $250,014,097	250,000,000	250,000,000

24

Treasury Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/26/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.300% due 11/02/16, collateralized by $199,370,100 US Treasury Inflation Index Note, 0.125% due 07/15/24; (value—$204,000,066); proceeds: $200,011,667	$200,000,000	$200,000,000

Repurchase agreement dated 10/31/16 with Mitsubishi UFJ Securities USA, Inc., 0.300% due 11/01/16, collateralized by $59,912,100 US Treasury Bills, zero coupon due 04/06/17 to 09/14/17, $253,902,800 US Treasury Bonds, 2.500% to 8.750% due 08/15/20 to 05/15/46, $7,330,500 US Treasury Inflation Index Bonds, 2.000% to 6.250% due 01/15/26 to 05/15/30, $308,157,900 US Treasury Inflation Index Notes, 0.125% to 1.375% due 01/15/20 to 01/15/26, $399,275,300 US Treasury Notes, 0.625% to 3.750% due 06/30/17 to 05/15/26, $15,318,600 US Treasury Bonds Principal STRIPs, zero coupon due 08/15/41 to 11/15/41; (value—$1,122,000,043); proceeds: $1,100,009,167

	1,100,000,000	1,100,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/16 with State Street Bank and Trust Co., 0.010% due 11/01/16, collateralized by $105,000 US Treasury Note, 0.750% due 12/31/17; (value—$105,276); proceeds: $103,000	$103,000	$103,000
Total repurchase agreements (cost—$7,285,103,000)		7,285,103,000
Total investments (cost—$15,710,250,930 which approximates cost for federal income tax purposes)—99.02%		15,710,250,930

Other assets in excess of liabilities—0.98%		155,504,160
Net assets—100.00%		$15,865,755,090

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$8,425,147,930	$—	$8,425,147,930
Repurchase agreements	—	7,285,103,000	—	7,285,103,000
Total	$—	$15,710,250,930	$—	$15,710,250,930

At October 31, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

Portfolio acronym

STRIP	Separate Trading of Registered Interest and Principal of Securities

See accompanying notes to financial statements.

25

Master Trust

Statement of operations

For the six months ended October 31, 2016 (unaudited)

	Government Master Fund[1]	Treasury Master Fund
Investment income:
Interest	$18,924,593	$25,468,185
Expenses:
Investment advisory and administration fees	5,254,409	6,785,831
Trustees’ fees	48,108	80,268
Total expenses	5,302,517	6,866,099
Fee waivers by investment advisor	(1,242,860)	—
Net expenses	4,059,657	6,866,099
Net investment income	14,864,936	18,602,086
Net realized gain	86,745	67,815
Net increase in net assets resulting from operations	$14,951,681	$18,669,901

[1]	Commenced operations on June 24, 2016.

See accompanying notes to financial statements.

26

Master Trust

Statement of changes in net assets

	Government Master Fund	Treasury Master Fund
	For the period from June 24, 2016[1] to October 31, 2016 (unaudited)	For the six months ended October 31, 2016 (unaudited)	For the year ended April 30, 2016
From operations:

Net investment income	$14,864,936	$18,602,086	$9,636,567
Net realized gain	86,745	67,815	935,343
Net increase in net assets resulting from operations	14,951,681	18,669,901	10,571,910
Net increase (decrease) in net assets from beneficial interest transactions	18,232,262,918	3,963,174,190	(762,944,902)
Net increase (decrease) in net assets	18,247,214,599	3,981,844,091	(752,372,992)
Net assets:
Beginning of period	—	11,883,910,999	12,636,283,991
End of period	$18,247,214,599	$15,865,755,090	$11,883,910,999

[1]	Commencement of operations.

See accompanying notes to financial statements.

27

Government Master Fund

Financial highlights

Selected financial data throughout the period is presented below:

For the period from June 24, 2016[1] to October 31, 2016 (unaudited)
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]
Expenses after fee waivers	0.08%[2]
Net investment income	0.28%[2]
Supplemental data:
Total investment return[3]	0.10%
Net assets, end of period (000’s)	$18,247,215

[1]	Commencement of operations.
[2]	Annualized.
[3]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

28

Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2016 (unaudited)	Years ended April 30,
		2016	2015	2014	2013	2012
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.09%	0.06%	0.06%	0.10%[2]	0.06%
Net investment income	0.27%[1]	0.08%	0.01%	0.01%	0.05%	0.01%
Supplemental data:
Total investment return[3]	0.14%	0.09%	0.01%	0.01%	0.05%	0.01%
Net assets, end of period (000’s)	$15,865,755	$11,883,911	$12,636,284	$12,511,157	$12,225,550	$13,044,384

[1]	Annualized.
[2]	Waiver by advisor represents less than 0.005%.
[3]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

29

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Government Master Fund and Treasury Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. Treasury Master Fund commenced operations on August 28, 2007, and Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In August 2014, the FASB issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). The update provides guidance about management’s responsibility to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern and to provide related footnote disclosure. ASU 2014-15 is effective for annual reporting periods ending after December 15, 2016, and for annual and interim periods thereafter. Management is currently evaluating the impact of the guidance on the disclosures in the financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—The price of beneficial interests in Master Trust is based on net asset value.

Under Rule 2a-7 under the 1940 Act, Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7 under the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Master Fund and Treasury Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund and Treasury Master Fund is performed in an effort to ensure that amortized cost approximates market value.

30

Master Trust

Notes to financial statements (unaudited)

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each of the Master Fund’s own assumptions in determining the fair value of investments.

In May 2015, the FASB issued Accounting Standards Update No. 2015-07, Fair Value Measurement (Topic 820): “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU 2015-07”). The modification removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. In the event the Fund holds investments for which fair value is measured using the NAV per share practical expedient, a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Statement of net assets.

A fair value hierarchy table has been included near the end of each Master Fund’s Statement of net assets.

Liquidity fee and/or redemption gates—By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the 1940 Act or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risks.

31

Master Trust

Notes to financial statements (unaudited)

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Government Master Fund and Treasury Master Fund may engage in repurchase agreements as part of normal investing strategies.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2016, each Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to UBS AM
Government Master Fund	$1,506,965
Treasury Master Fund	1,357,581

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At October 31, 2016, UBS AM was obligated to reduce its management fees, otherwise receivable by UBS AM, for independent trustees’ fees as follows:

Fund
Government Master Fund	$46,881
Treasury Master Fund	48,023

32

Master Trust

Notes to financial statements (unaudited)

Effective August 22, 2016 through December 31, 2016, with respect to Government Master Fund only, UBS AM has agreed to voluntarily waive 0.04% of its management fee. At October 31, 2016, UBS AM owed Government Master Fund, and for the period August 22, 2016 to October 31, 2016, UBS AM voluntarily waived, the below amounts, which are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Government Master Fund	$602,785	$1,242,860

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2016, and during the six months ended October 31, 2016, UBS AM did not owe and/or waive fees under such an additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the six months ended October 31, 2016, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Government Master Fund	$129,791,264
Treasury Master Fund	—

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

33

Master Trust

Notes to financial statements (unaudited)

Beneficial interest transactions

Government Master Fund

	For the period from June 24, 2016[1] to October 31, 2016
Contributions	$31,434,214,338
Withdrawals	(13,201,951,420)
Net increase in beneficial interest	$18,232,262,918
Treasury Master Fund

	For the six months ended October 31, 2016	For the year ended April 30, 2016
Contributions	$19,182,766,939	$28,255,411,545
Withdrawals	(15,219,592,749)	(29,018,356,447)
Net increase (decrease) in beneficial interest	$3,963,174,190	$(762,944,902)

[1]	Commencement of operations.

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded, as of October 31, 2016, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months (or shorter period) ended October 31, 2016, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2016, and since inception for the Government Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

34

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund’s offering documents.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647- 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

35

Master Trust

Board approval of investment advisory agreement

(Treasury Master Fund) (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 12-13, 2016, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Treasury Master Fund (the “Master Fund”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Master Fund. The board reviewed and discussed with management the materials initially provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Fund by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Fund and the corresponding SEC-registered “feeder funds” that invest in the Master Fund (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of Master Fund’s and each Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to Master Fund and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and Master Fund’s and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of Master Fund’s and the Feeder Funds’ senior personnel and Master Fund’s portfolio manager primarily responsible for the day-to-day management. The board recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on Master Fund’s and each Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $143 billion in assets under management as of March 31, 2016 and was part of the UBS Asset Management Division, which had approximately $653 billion in assets under management worldwide as of March 31, 2016. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in Master Fund. Therefore, in making its determination regarding Master Fund’s fees, the board assessed

36

Master Trust

Board approval of investment advisory agreement

(Treasury Master Fund) (unaudited)

(i) Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Select Treasury Preferred Feeder Fund, Select Treasury Investor Feeder Fund and Select Treasury Capital Feeder Fund through August 31, 2017. The board also noted that management would pass through to the benefit of the Select Treasury Investor Feeder Fund, certain waivers from financial intermediaries. The board also took note of UBS AM’s voluntary undertaking to waive fees/reimburse expenses in the event that current Fund yields drop below a certain level. The board noted that such additional voluntary waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time in the future.

The board also received and considered information comparing Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). With respect to Select Treasury Investor Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on feeder fund asset size instead of master fund asset size (the “Supplemental Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to Master Fund because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which Master Fund is subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund, Select Treasury Investor Feeder Fund and Select Treasury Capital Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Treasury Institutional Feeder Fund’s and the Select Treasury Preferred Feeder Fund’s total expenses, Master Fund’s Contractual Management Fee and overall expenses were all at or below its corresponding Expense Group median, while the Master Fund’s Actual Management Fee was above the median with the related Feeder Funds’ fees taken into account. Management noted that the Select Treasury Investor Feeder Fund’s and the Select Treasury Capital Feeder Fund’s Actual Management Fees were 4.0 basis points (i.e., 0.040%) and 5.8 basis points (i.e., 0.058%) above the applicable Expense Group median, respectively, while the Select Treasury Investor Feeder Fund’s and the Select Treasury Capital Feeder Fund’s total expenses were below and at the applicable Expense Group median, respectively. Management explained that this differential is largely the result of the Select Treasury Investor Feeder Fund and the Select Treasury Capital Feeder Fund having more competitive gross yields (which resulted in the funds not having to waive their fees to the same extent as peers, which might have needed to reduce fees to a greater extent in order to maintain a positive yield). Management noted that the Select Treasury Institutional Feeder Fund and the Select Treasury Preferred Feeder Fund have a “unitary” fee structure, unlike many of the Expense Group peers. Management further noted that because the Select Treasury Investor Feeder Fund’s total expenses are below its Expense Group median (with the Select Treasury Investor Feeder Fund’s total expenses the lowest in the Expense Group) and the Select Treasury Capital Feeder Fund’s total expenses are at its Expense Group median, it believes the overall expenses for the funds are in line with their peers.

37

Master Trust

Board approval of investment advisory agreement

(Treasury Master Fund) (unaudited)

In light of the foregoing, the board determined that the management fees for Master Fund were reasonable in light of the nature, extent and quality of services provided to Master Fund under the Management Contract.

Fund performance—In considering Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five- and ten-year periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2016 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2016. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund, Select Treasury Investor Feeder Fund and Select Treasury Capital Feeder Fund

The comparative Broadridge information showed that the performance of the Select Treasury Institutional Feeder Fund, the Select Treasury Preferred Feeder Fund, the Select Treasury Investor Feeder Fund and the Select Treasury Capital Feeder Fund was at or above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to Master Fund and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to Master Fund and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as Master Fund’s assets grew, whether Master Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for Master Fund. The board considered whether economies of scale in the provision of services to Master Fund were being passed along to the Feeder Funds’ shareholders.

The board noted that although Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with Master Fund and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to Master Fund, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to Master Fund and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

38

Master Trust

Board approval of investment advisory agreement

(Government Master Fund) (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on November 17-18, 2015, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended, considered and approved a management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Government Master Fund (the “Master Fund”), a series of the Trust, in connection with the proposed establishment of a master-feeder fund structure involving (1) the organization of the Master Fund, which will serve as the “master fund,” and (2) the organization of UBS Select Government Preferred Fund, UBS Select Government Institutional Fund, UBS Select Government Investor Fund and UBS Select Government Capital Fund and UBS RMA Government Money Market Fund, each a series of a separate SEC registrant, which will serve as “feeder funds” and invest all or substantially all of their assets in the Master Fund (each, a “Feeder Fund” and collectively, the “Feeder Funds,” and collectively with the Master Fund, the “New Government Funds”). In considering the approval of the Management Contract, the board was able to draw on its knowledge of the Trust, its portfolios and UBS AM. The board recognized its familiarity with UBS AM and the management contract for the other portfolios of the Trust, including the extensive materials the board had previously reviewed in connection with the annual reconsideration of the management contract for the other portfolios. The board also received a memorandum discussing UBS AM’s reasons for proposing the establishment of the New Government Funds.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board recognized that although the Master Fund would be a new fund, the board was familiar with the services currently provided to other UBS master-feeder money market funds and that the service providers (including UBS AM as investment advisor) for the Master Fund would be the same as those for other UBS master-feeder money market funds. The board noted that the management services to be provided to the Master Fund by UBS AM under the Management Contract, and the administrative, distribution and shareholder services to be performed by UBS AM and its affiliates for the Master Fund and the Feeder Funds, would be similar to the services provided to those other UBS master-feeder money market funds. The board further noted that, with respect to UBS RMA Government Money Market Fund, UBS AM has proposed establishing that Feeder Fund to serve as the primary investment option for customers of UBS Financial Services Inc. that hold eligible brokerage accounts that offer sweep programs. The board’s evaluation of the services to be provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided to the Master Fund under the Management Contract.

Management fees and expense ratios—The board reviewed and considered the proposed contractual investment advisory and administration fee (the “Contractual Management Fee”) to be payable by the Master Fund to UBS AM in light of the nature, extent and quality of the advisory and administrative services to be provided by UBS AM. The board noted that under the master-feeder structure, the Master Fund will pay the Contractual Management Fee to UBS AM, and, in turn, each Feeder Fund will bear the Master Fund’s expenses in proportion to its investment in the Master Fund. In making its determination regarding the Master Fund’s fees, the board assessed (i) the Master Fund’s proposed management fee and estimated overall expenses, (ii) each Feeder Fund’s portion of the Master Fund’s proposed management fee and estimated overall expenses, and (iii) each Feeder Fund’s estimated overall expenses. The board noted that the proposed fee structure for the New Government Funds, including the Contractual Management Fee payable by the Master Fund to UBS AM, with its breakpoints, was generally the same as the fee structure of certain other UBS master-feeder money market funds. Management represented that those other UBS master-feeder money market funds are similar to the New Government Funds. The board further noted the similarities and differences in the proposed fee arrangements for UBS RMA Government Money Market Fund compared to the other Feeder Funds and UBS RMA U.S. Government Portfolio, the current government money market fund sweep option for eligible customers of UBS Financial Services Inc.

39

Master Trust

Board approval of investment advisory agreement

(Government Master Fund) (unaudited)

The board determined that the proposed management fee was reasonable in light of the nature, extent and quality of the services proposed to be provided to the Master Fund under the Management Contract.

Fund performance—Past performance was not a factor considered by the board, as the Master Fund and the Feeder Funds would be new funds.

Advisor profitability—As the Master Fund and Feeder Funds would be new funds, the board did not consider the profitability of UBS AM or its affiliates.

Economies of scale—The board noted management’s explanation that it anticipated that as the Master Fund grew in scale there could be potential economies of scale which might be passed to shareholders of the Feeder Funds via the Contractual Management Fee breakpoints. The board also noted that although the Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of the Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of potential economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other potential benefits to be received by UBS AM and its affiliates as a result of its relationship with the Master Fund and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Fund, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Fund and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates might receive were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed approval of the Management Contract in a private session with their independent legal counsel at which no representatives of UBS AM were present.

40

Trustees

Richard Q. Armstrong

Chairman

Alan S. Bernikow

Richard R. Burt

Meyer Feldberg

Bernard H. Garil

Heather R. Higgins

David Malpass

Principal Officers

Mark E. Carver

President

Mark F. Kemper

Vice President and Secretary

Thomas Disbrow

Vice President and Treasurer

Robert Sabatino

Vice President

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares in the Funds unless accompanied or preceded by an offering document.

©UBS 2016. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1382

UBS RMA Government Money Market Fund

Semiannual Report  |  October 31, 2016

UBS RMA Government Money Market Fund

December 20, 2016

Dear Shareholder,

We present you with the semiannual report for UBS RMA Government Money Market Fund from its commencement on June 24, 2016 through October 31, 2016 (the “reporting period”).

Performance

In December 2015, prior to the beginning of the reporting period, the US Federal Reserve Board (the “Fed”) modestly raised the federal funds rate from a historically low range between 0% and 0.25% to a range between 0.25% and 0.50%. The federal funds rate, or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. However, the Fed kept rates unchanged during the reporting period. (For more details on the Fed’s actions, see below.) While the yields on a wide range of short-term investments moved higher over the period, yields still remained low by historical comparison. As a result, the Fund’s yields remained low during the reporting period.

The seven-day current yield for the Fund as of October 31, 2016 was 0.01% (after fee waivers/expense reimbursements). (For more information on the Fund’s performance, refer to “Yields and characteristics at a glance” on page 5.)

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.	The US economy was resilient and continued to expand during the reporting period. Looking back, the US Commerce Department reported that gross domestic product (“GDP”) expanded at a 0.8% and 1.4% seasonally adjusted annualized rate during the first and second quarters of 2016, respectively. Economic activity in the US then accelerated, as third-quarter 2016 GDP growth was 3.2%.[1]

Q.	How did the Fed react to the economic environment?
A.	After taking its first step toward normalizing monetary policy in late 2015, the Fed remained in a holding pattern during the reporting period. Looking back, in December 2015, the Fed raised the fed funds rate from a range of 0% to 0.25% to a range between 0.25% and 0.50%. This marked the Fed’s first rate hike in almost a decade. The Fed then remained on hold during its first seven meetings in 2016. However, in December 2016, after the period had ended, the Fed raised rates to a range between 0.50% and 0.75%. In the Fed’s statement after its December meeting it said, “The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run. However, the actual path of the federal funds rate will depend on the economic outlook as informed by incoming data.”

Q.	How did you position the Fund over the reporting period?
A.	The Fund is a “feeder fund,” investing all of its assets in a ”master fund,” namely Government Master Fund. We tactically adjusted Government Master Fund’s weighted average maturity (WAM)—which is the weighted average maturity of the securities in its portfolio—throughout the reporting period. When the reporting period ended, Government Master Fund’s WAM was 35 days.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we continued to invest in US government securities, investing in numerous smaller positions with the goal of reducing risk and keeping the Fund highly liquid.

UBS RMA Government Money Market Fund

Investment goal:

Maximum current income consistent with liquidity and the preservation of capital.

Portfolio Manager:

Robert Sabatino

UBS Asset Management (Americas) Inc.

Commencement:

June 24, 2016

Dividend payments:

Monthly

[1]	Based on the Commerce Department’s second reading for GDP announced on November 29, 2016, after the reporting period had ended.

1

UBS RMA Government Money Market Fund

Q.	What types of securities did the Government Master Fund emphasize?
A.	At the end of the reporting period, the Fund’s largest exposure was in US government and agency obligations, followed by repurchase agreements backed by government securities. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Q.	What factors do you believe will affect the Fund over the coming months?
A.	We believe the US economy has enough momentum to continue expanding, albeit at a relatively modest pace. In our view, inflation will remain fairly well contained. In such an environment, we feel the Fed will be true to its word and take a slow and deliberate pace in terms of raising interest rates. We anticipate continuing to manage the Fund focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Mark E. Carver

President—UBS Money Series

UBS RMA Government Money Market Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Robert Sabatino

Portfolio Manager—UBS Money Series

UBS RMA Government Money Market Fund

Managing Director

UBS Asset Management

(Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the period from its inception on June 24, 2016 through October 31, 2016. The views and opinions in the letter were current as of December 20, 2016. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Website at www.ubs.com/am-us.

2

UBS RMA Government Money Market Fund

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, service fees (non-12b-1 fees) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since the Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 24, 2016 to October 31, 2016 (unless otherwise noted).

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

3

UBS RMA Government Money Market Fund

Understanding your Fund’s expenses1 (unaudited) (concluded)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs–for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The examples do not reflect Resource Management Account® (RMA®) Program, Business Services Account BSA® Program or other similar program fees as these are external to the Fund and relate to those programs.

Please note that while the Fund commenced operations on June 24, 2016, the “Hypothetical” expenses paid during the period reflect activity for a full six month period for the purposes of comparability. This projection assumes that the Fund’s expense ratio in effect during its initial period (June 24, 2016 through October 31, 2016) also would have been in effect during the period from May 1, 2016 to October 31, 2016.

	Beginning account value June 24, 2016	Ending account value[2] October 31, 2016	Expenses paid during period[3] 06/24/16 to 10/31/16	Expense ratio during the period
Actual	$1,000.00	$1,000.00	$1.21	0.34%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.50	1.73	0.34

[1]	The expenses for the Fund reflect the expenses of the corresponding master fund in which it invests in addition to its own direct expenses.
[2]	“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[3]	The Fund commenced operations on June 24, 2016. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 130 divided by 365 (to reflect the actual days in the period for the actual example) and 184 divided by 365 (to reflect the one-half year period for the hypothetical example).

4

UBS RMA Government Money Market Fund

Yields and characteristics at a glance—October 31, 2016 (unaudited)

UBS RMA Government Money Market Fund*

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.09)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.09)
Weighted average maturity[2]	35 days

You could lose money by investing in UBS RMA Government Money Market Fund. Although the related money market master fund seeks to preserve the value of your investment so that the shares of UBS RMA Government Money Market Fund are at $1.00 per share, the related money market master fund cannot guarantee it will do so. An investment in UBS RMA Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS RMA Government Money Market Fund’s sponsor has no legal obligation to provide financial support to UBS RMA Government Money Market Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS RMA Government Money Market Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

*	Commenced operations on June 24, 2016.
[1]	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

5

UBS RMA Government Money Market Fund

Statement of assets and liabilities

For the period from June 24, 20161 to October 31, 2016 (unaudited)

Assets:
Investment in Government Master Fund (“Master Fund”), at value (cost—$9,485,806,332, which approximates cost for federal income tax purposes)	$9,485,806,332
Other assets	29,744
Total assets	9,485,836,076

Liabilities:
Payable to affiliate	2,312,824
Dividends payable to shareholders	80,046
Organization fees payable	15,836
Accrued expenses and other liabilities	915,933
Total liabilities	3,324,639

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 9,482,463,489 outstanding	$9,482,463,489
Accumulated net realized gain	47,948
Net assets	$9,482,511,437
Net asset value per share	$1.00

[1]	Commencement of operations.

See accompanying notes to financial statements.

6

UBS RMA Government Money Market Fund

Statement of operations

For the period from June 24, 20161 to October 31, 2016 (unaudited)

Investment income:
Interest income allocated from Master Fund	$12,137,582
Expenses allocated from Master Fund	(3,420,378)
Expense waiver allocated from Master Fund	732,882
Net investment income allocated from Master Fund	9,450,086

Expenses:
Service fees	8,553,478
Administration fees	3,417,921
Transfer agency fees	806,669
Reports and notices to shareholders	79,321
Trustees’ fees	38,929
Professional fees	35,611
Organization fees	15,836
State registration fees	5,792
Accounting fees	4,991
Other expenses	15,572
12,974,120
Fee waivers and/or expense reimbursements by administrator and distributor	(3,866,173)
Net expenses	9,107,947
Net investment income	342,139
Net realized gain allocated from Master Fund	47,948
Net increase in net assets resulting from operations	$390,087

[1]	Commencement of operations.

See accompanying notes to financial statements.

7

UBS RMA Government Money Market Fund

Statement of changes in net assets

For period from June 24, 2016[1] to October 31, 2016 (unaudited)
From operations:
Net investment income	$342,139
Net realized gain	47,948
Net increase in net assets resulting from operations	390,087
Dividends to shareholders from:
Net investment income	(342,139)
Net increase in net assets from beneficial interest transactions	9,482,463,489
Net increase in net assets	9,482,511,437
Net assets:
Beginning of period	—
End of period	$9,482,511,437
Accumulated undistributed net investment income	$—

[1]	Commencement of operations.

See accompanying notes to financial statements.

8

UBS RMA Government Money Market Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

For the period from June 24, 2016[1] to October 31, 2016 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [2]
Net realized gains	0.000 [2]
Net increase from operations	0.000 [2]
Dividends from net investment income	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.00%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.48%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.34%[5]
Net investment income[4]	0.01%[5]
Supplemental data:
Net assets, end of period (000’s)	$9,482,511

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

9

UBS RMA Government Money Market Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS RMA Government Money Market Fund (“RMA Government Fund” or the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty series. The financial statements for the other series of the Trust are not included herein.

RMA Government Fund is a “feeder fund” that invests substantially all of its assets in a “master fund”—Government Master Fund (the “Master Fund”, a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder fund and its respective Master Fund have the same investment objectives. RMA Government Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Fund and the administrator for the Fund. UBS Asset Management (US) Inc. (“UBS AM—US”) serves as principal underwriter for the Fund. UBS AM and UBS AM—US are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of the Fund is directly affected by the performance of Master Fund. The value of such investment reflects the Fund’s proportionate interest in the net assets of Master Fund (51.98% at October 31, 2016).

All of the net investment income and realized and unrealized gains and losses from investment activities of Master Fund are allocated pro rata, based on respective ownership interests, among the Fund and other investors in Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of Master Fund, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund’s financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In August 2014, the FASB issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). The update provides guidance about management’s responsibility to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern and to provide related footnote disclosure. ASU 2014-15 is effective for annual reporting periods ending after December 15, 2016, and for annual and interim periods thereafter. Management is currently evaluating the impact of the guidance on the disclosures in the financial statements.

10

UBS RMA Government Money Market Fund

Notes to financial statements (unaudited)

The following is a summary of significant accounting policies:

Valuation of investments—The Fund records its investment in Master Fund at fair value. Securities held by Master Fund are valued as indicated in Master Fund’s Notes to financial statements, which are included elsewhere in this report.

Constant net asset value per share—RMA Government Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund and Master Fund have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable the Fund to do so. RMA Government Fund and Master Fund have each adopted a policy to operate as a “government money market fund”. Under Rule 2a-7 of the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities) (either directly or through a related master portfolio). As a “government money market fund”, RMA Government Fund is permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—By operating as a “government money market fund”, RMA Government Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Fund’s Board of Trustees (the “Board”) may elect to subject RMA Government Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by Master Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to the Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, the Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of the Fund’s average daily net assets:

Fund	Administration fee
RMA Government Fund	0.10%

At October 31, 2016, the Fund owed UBS AM for administrative services as follows:

Fund	Amount owed to UBS AM
RMA Government Fund	$817,677

UBS AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that the Fund yield drops below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2016, UBS AM owed the Fund, and for the period ended October 31, 2016, UBS AM voluntarily waived, the below amounts, which are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
RMA Government Fund	$0	$895,237

11

UBS RMA Government Money Market Fund

Notes to financial statements (unaudited)

Shareholder services plan

UBS AM—US is the principal underwriter and distributor of the Fund’s shares. Under the shareholder services plan, UBS AM—US is entitled to a monthly shareholder servicing fee, payable by the Fund, at the below annual rate, as a percentage of the Fund’s average daily net assets:

Fund	Shareholder servicing fee
RMA Government Fund	0.25%

At October 31, 2016, the Fund owed UBS AM-US for shareholder servicing fees as follows:

Fund	Amount owed to UBS AM—US
RMA Government Fund	$2,044,193

UBS AM—US may voluntarily undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2016, UBS AM—US owed the Fund, and for the period ended October 31, 2016, UBS AM—US voluntarily waived, the below amounts, which are not subject to future recoupment:

Fund	Amount owed by UBS AM—US	Amount waived by UBS AM—US
RMA Government Fund	$549,046	$2,970,936

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

For the period from June 24, 2016[1] to October 31, 2016
Shares sold	29,351,562,853
Shares repurchased	(19,869,345,273)
Dividends reinvested	245,909
Net increase in shares outstanding	9,482,463,489
[1]	Commencement of operations.

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined at the end of the Fund’s fiscal year ending April 30, 2017.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of October 31, 2016, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period June 24, 2016 (commencement of operations) to October 31, 2016, the Fund did not incur any interest or penalties.

The tax year beginning with the Fund’s inception in June 2016, remains subject to examination by the Internal Revenue Service and state taxing authorities.

12

UBS RMA Government Money Market Fund

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Fund and Master Fund will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s and Master Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s and Master Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund and Master Fund upon request by calling 1-800-647 1568.

In addition, the Fund discloses, on a monthly basis: (a) a complete schedule of the Master Fund’s portfolio holdings; and (b) information regarding the Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/moneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Fund at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

13

Master Trust

Semiannual Report  |  October 31, 2016

Includes:

•	Government Master Fund

Government Master Fund

Understanding Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Fund. Investors in the related “feeder fund” should instead focus on separate expense examples relevant to the feeder fund; the expense examples for the feeder fund will reflect its proportionate share of the corresponding Master Fund’s expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 24, 2016 to October 31, 2016 (unless otherwise noted).

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Please note that while Government Master Fund commenced operations on June 24, 2016, the “Hypothetical” expenses paid during the period reflect activity for the full six month period for the purposes of comparability. This projection assumes that the Master Fund’s expense ratio in effect during its initial period (June 24, 2016 through October 31, 2016) also would have been in effect during the period from May 1, 2016 to October 31, 2016.

	Beginning account value June 24, 2016	Ending account value October 31, 2016	Expenses paid during period[1] 06/24/16[2] to 10/31/16	Expense ratio during the period

Actual	$1,000.00	$1,001.00	$0.29	0.08%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.80	0.41	0.08

[1]	Actual expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 130 divided by 365 (to reflect the inception period from June 24, 2016 to October 31, 2016). Hypothetical expenses are equal to the Government Master Fund’s annualized net expense ratio multiplied by the average value over the period, multiplied by 184 divided by 365 (to reflect one-half year period).
[2]	Commencement of operations.

15

Government Master Fund

Portfolio characteristics at a glance—October 31, 2016 (unaudited)

Characteristics
Weighted average maturity[1]	35 days

Portfolio composition[2]
US government and agency obligations	55.7%
Repurchase agreements	41.7
Other assets less liabilities	2.6
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although a master fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, a master fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

16

Government Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
US government and agency obligations—55.68%
Federal Farm Credit Bank
0.504%, due 11/26/16[1]	$40,000,000	$40,000,000
0.506%, due 11/20/16[1]	23,000,000	22,998,200
0.557%, due 11/06/16[1]	100,000,000	99,994,720
0.573%, due 11/05/16[1]	100,000,000	99,999,580
0.579%, due 11/11/16[1]	133,000,000	133,056,382
0.585%, due 11/08/16[1]	128,700,000	128,617,468
0.605%, due 11/28/16[1]	40,000,000	39,997,942
0.618%, due 11/05/16[1]	95,000,000	95,001,107
0.624%, due 11/25/16[1]	100,000,000	99,969,043
0.624%, due 11/29/16[1]	122,000,000	122,000,000
0.667%, due 11/06/16[1]	118,500,000	118,486,085
0.842%, due 01/23/17[1]	100,000,000	100,020,317
Federal Home Loan Bank
0.250%, due 11/04/16[2]	37,000,000	36,999,229
0.265%, due 12/06/16[2]	160,000,000	159,958,778
0.270%, due 12/05/16[2]	88,000,000	87,977,560
0.284%, due 11/14/16[2]	92,494,000	92,484,648
0.285%, due 11/09/16[2]	25,000,000	24,998,417
0.286%, due 11/16/16[2]	129,848,000	129,832,526
0.290%, due 12/30/16[2]	80,000,000	79,961,978
0.293%, due 12/28/16[2]	150,000,000	149,930,412
0.300%, due 12/06/16[2]	28,200,000	28,191,775
0.300%, due 12/13/16[2]	80,000,000	79,972,000
0.305%, due 11/07/16[2]	150,000,000	149,992,375
0.325%, due 12/29/16[2]	150,000,000	149,921,458
0.331%, due 11/09/16[2]	100,000,000	99,992,644
0.335%, due 11/22/16[2]	105,000,000	104,979,481
0.340%, due 12/16/16[2]	150,000,000	149,936,250
0.343%, due 11/23/16[2]	100,000,000	99,979,039
0.344%, due 11/30/16[2]	150,000,000	149,958,433
0.344%, due 01/06/17[2]	100,000,000	99,936,933
0.345%, due 12/16/16[2]	45,000,000	44,980,594
0.350%, due 01/20/17[2]	100,000,000	99,922,222
0.350%, due 01/30/17[2]	50,000,000	49,956,250
0.360%, due 01/20/17[2]	132,500,000	132,394,000
0.374%, due 01/11/17[2]	168,000,000	167,876,081
0.400%, due 02/15/17[2]	82,500,000	82,402,833
0.414%, due 01/21/17[1]	180,000,000	179,996,910
0.417%, due 01/24/17[1]	160,000,000	159,991,218
0.420%, due 11/02/16[2]	34,400,000	34,399,599
0.420%, due 11/14/16[2]	30,000,000	29,995,450
0.435%, due 01/06/17[2]	143,000,000	142,885,957
0.435%, due 01/25/17[2]	123,000,000	122,873,669
0.440%, due 01/11/17[2]	98,000,000	97,914,958
0.457%, due 02/01/17[2]	100,000,000	99,885,000
0.460%, due 02/13/17[2]	50,000,000	49,933,556
0.461%, due 02/01/17[1]	75,000,000	75,000,000
0.465%, due 01/18/17[2]	100,000,000	99,899,250
0.467%, due 03/31/17[2]	160,000,000	159,688,667
0.470%, due 01/20/17	50,000,000	49,996,522
0.478%, due 02/15/17[2]	100,000,000	99,859,256
0.479%, due 02/22/17[2]	50,000,000	49,924,824
0.484%, due 03/01/17[2]	100,000,000	99,838,667
0.489%, due 04/07/17[2]	100,000,000	99,786,742

Security description	Face Amount	Value
US government and agency obligations—(concluded)
0.499%, due 04/05/17[2]	$161,000,000	$160,654,096
0.506%, due 11/18/16[1]	149,000,000	149,000,000
0.519%, due 11/12/16[1]	150,000,000	149,977,359
0.545%, due 11/28/16[1]	44,750,000	44,743,554
0.550%, due 06/27/17[2]	50,000,000	49,818,194
0.560%, due 03/15/17[2]	69,500,000	69,355,131
0.574%, due 11/22/16[1]	54,500,000	54,498,227
0.577%, due 11/03/16[1]	50,000,000	50,000,000
0.582%, due 11/06/16[1]	50,000,000	50,000,000
0.585%, due 01/17/17[1]	75,000,000	75,000,000
0.595%, due 11/10/16[1]	60,000,000	59,981,486
0.602%, due 11/02/16[1]	69,050,000	69,048,075
0.613%, due 01/20/17[1]	90,000,000	90,000,000
0.619%, due 01/16/17[1]	140,000,000	140,000,000
0.668%, due 11/05/16[1]	50,000,000	50,000,000
0.733%, due 12/23/16[1]	150,000,000	149,992,847
0.806%, due 01/27/17[1]	27,000,000	27,049,732
0.806%, due 01/27/17[1]	14,000,000	14,025,787
0.808%, due 12/30/16[1]	100,000,000	100,000,000
0.821%, due 01/01/17[1]	100,000,000	100,000,000
Federal Home Loan Mortgage Corp.
0.350%, due 12/05/16[2]	140,000,000	139,953,722
0.380%, due 12/20/16[2]	200,000,000	199,896,556
0.400%, due 12/22/16[2]	100,000,000	99,943,333
0.410%, due 01/06/17	123,500,000	123,407,169
0.490%, due 05/15/17[2]	222,000,000	221,410,775
0.593%, due 11/05/16[1]	150,000,000	150,000,000
0.842%, due 01/08/17[1]	140,000,000	140,000,000
Federal National Mortgage Association
0.305%, due 11/02/16[2]	100,000,000	99,999,153
0.609%, due 06/01/17	97,061,000	96,719,893
0.807%, due 12/20/16[1]	100,000,000	99,983,900
0.811%, due 12/21/16[1]	30,000,000	30,113,925
0.846%, due 01/11/17[1]	100,000,000	100,000,000
US Treasury Bill
0.334%, due 12/08/16[2]	135,000,000	134,953,657
US Treasury Notes
0.500%, due 11/30/16	62,500,000	62,507,994
0.514%, due 11/01/16[1]	207,300,000	207,316,433
0.875%, due 11/30/16	140,000,000	140,059,255
0.875%, due 12/31/16	570,000,000	570,419,982
0.875%, due 02/28/17	100,000,000	100,143,720
1.000%, due 03/31/17	239,000,000	239,479,238
1.875%, due 08/31/17	48,000,000	48,467,691
2.750%, due 11/30/16	141,000,000	141,265,892
3.000%, due 02/28/17	155,000,000	156,320,929
Total US government and agency obligations (cost—$10,160,054,710)		10,160,054,710

17

Government Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
Repurchase agreements—41.65%
Repurchase agreement dated 10/31/16 with BNP Paribas Securities Corp., 0.320% due 11/01/16, collateralized by $100 US Treasury Bill, zero coupon due 01/12/17, $200 US Treasury Bond, 8.875% due 08/15/17, $100 US Treasury Inflation Index Bond, 2.000% due 01/15/26, $456,033,400 US Treasury Notes, zero coupon to 2.625% due 10/31/17 to 03/31/23, $2,100,400 US Treasury Bond Principal STRIP, zero coupon due 02/15/45 and $3,963,704 US Treasury Bonds STRIPs, zero coupon due 11/15/16 to 02/15/35; (value—$459,000,000); proceeds: $450,004,000	$450,000,000	$450,000,000

Repurchase agreement dated 10/31/16 with BNP Paribas Securities Corp., 0.330% due 11/01/16, collateralized by $5,000 Federal Farm Credit Bank obligation, 2.870% due 11/18/24, $1,800,000 Federal Home Loan Bank obligations, 5.250% to 5.365% due 12/09/22 to 09/09/24, $69,678,086 Federal Home Loan Mortgage Corp. obligations, 1.000% to 3.750% due 07/28/17 to 03/27/19, $20,285,000 Federal National Mortgage Association obligations, zero coupon to 5.625% due 10/26/17 to 11/15/30, $1,907,600 US Treasury Bonds, 8.125% to 8.875% due 02/15/19 to 08/15/19, $400 US Treasury Inflation Index Bond, 2.125% due 02/15/41, $8,963,000 US Treasury Notes, zero coupon to 1.750% due 01/31/18 to 05/15/23, $100 US Treasury Bond Principal STRIP, zero coupon due 08/15/45 and $211 US Treasury Bonds STRIPs, zero coupon due 08/15/17 to 02/15/32; (value—$102,000,000); proceeds: $100,000,917

	100,000,000	100,000,000
Repurchase agreement dated 10/31/16 with Federal Reserve Bank of New York, 0.250% due 11/01/16, collateralized by $224,662,900 US Treasury Bond, 3.125% due 02/15/43 and $5,021,632,800 US Treasury Notes, 2.000% to 3.625% due 08/15/19 to 02/15/22; (value—$5,520,038,394); proceeds: $5,520,038,333	5,520,000,000	5,520,000,000
Repurchase agreement dated 10/26/16 with Goldman Sachs & Co., 0.270% due 11/02/16, collateralized by $70,558,400 US Treasury Bond, 3.125% due 02/15/42 and $174,126,400 US Treasury Notes, 1.625% to 1.875% due 08/31/17 to 10/31/23; (value—$255,000,019); proceeds: $250,013,125	250,000,000	250,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)

Repurchase agreement dated 10/31/16 with Goldman Sachs & Co., 0.310% due 11/01/16, collateralized by $75,984,000 Federal Home Loan Bank obligations, zero coupon to 3.300% due 01/27/17 to 08/23/41, $1,000,000 The Financing Corp. obligation, 9.650% due 11/02/18, $149,578,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.750% due 11/04/16 to 07/15/32, $191,593,000 Federal National Mortgage Association obligations, zero coupon to 7.250% due 11/15/16 to 08/06/38 and $1,378,000 Tennessee Valley Authority Bonds, 3.500% to 3.875% due 02/15/21 to 12/15/42; (value—$427,788,518); proceeds: $419,403,612

	$419,400,000	$419,400,000
Repurchase agreement dated 10/31/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.320% due 11/01/16, collateralized by $74,359,600 US Treasury Inflation Index Bond, 3.875% due 04/15/29, $227,286,600 US Treasury Inflation Index Note, 2.375% due 01/15/17 and $37,574,700 US Treasury Note, 2.125% due 08/15/21; (value—$469,200,062); proceeds: $460,004,089	460,000,000	460,000,000
Repurchase agreement dated 10/31/16 with State Street Bank and Trust Co., 0.010% due 11/01/16, collateralized by $905,046 US Treasury Note, 2.125%, 08/15/21; (value—$942,161); proceeds: $922,000	922,000	922,000
Repurchase agreement dated 10/31/16 with Toronto-Dominion Bank, 0.320% due 11/01/16, collateralized by $176,686,493 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.500% due 12/01/25 to 08/01/46 and $476,544,226 Federal National Mortgage Association obligations, 2.500% to 6.000% due 12/01/25 to 08/01/46: (value—$408,000,000); proceeds: $400,003,556	400,000,000	400,000,000
Total repurchase agreements (cost—$7,600,322,000)		7,600,322,000
Total investments (cost—$17,760,376,710 which approximates cost for federal income tax purposes)—97.33%		17,760,376,710

Other assets in excess of liabilities—2.67%		486,837,889
Net assets—100.00%		$18,247,214,599

18

Government Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$10,160,054,710	$—	$10,160,054,710
Repurchase agreements	—	7,600,322,000	—	7,600,322,000
Total	$—	$17,760,376,710	$—	$17,760,376,710

At October 31, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.

Portfolio acronym

STRIP	Separate Trading of Registered Interest and Principal of Securities

19

See accompanying notes to financial statements.

Government Master Fund

Statement of operations

For the period from June 24, 20161 to October 31, 2016 (unaudited)

Investment income:
Interest	$18,924,593
Expenses:
Investment advisory and administration fees	5,254,409
Trustees’ fees	48,108
Total expenses	5,302,517
Fee waivers by investment advisor	(1,242,860)
Net expenses	4,059,657
Net investment income	14,864,936
Net realized gain	86,745
Net increase in net assets resulting from operations	$14,951,681

[1]	Commencement of operations.

See accompanying notes to financial statements.

20

Government Master Fund

Statement of changes in net assets

For the period from June 24, 2016[1] to October 31, 2016 (unaudited)
From operations:

Net investment income	$14,864,936
Net realized gain	86,745
Net increase in net assets resulting from operations	14,951,681
Net increase in net assets from beneficial interest transactions	18,232,262,918
Net increase in net assets	18,247,214,599
Net assets:
Beginning of period	—
End of period	$18,247,214,599

[1]	Commencement of operations.

See accompanying notes to financial statements.

21

Government Master Fund

Financial highlights

Selected financial data throughout the period is presented below:

For the period from June 24, 2016[1] to October 31, 2016 (unaudited)
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]
Expenses after fee waivers	0.08%[2]
Net investment income	0.28%[2]
Supplemental data:
Total investment return[3]	0.10%
Net assets, end of period (000’s)	$18,247,215

[1]	Commencement of operations.
[2]	Annualized.
[3]	The total investment return for the Master Fund is calculated using geometric average return. The Master Fund issues ownership interests, rather than shares, to the feeder fund. Individual investors invest only into the feeder fund. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

22

Government Master Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

Government Master Fund (the “Master Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, the Master Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In August 2014, the FASB issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). The update provides guidance about management’s responsibility to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern and to provide related footnote disclosure. ASU 2014-15 is effective for annual reporting periods ending after December 15, 2016, and for annual and interim periods thereafter. Management is currently evaluating the impact of the guidance on the disclosures in the financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—The price of beneficial interests in the Master Trust is based on net asset value.

Under Rule 2a-7 of the 1940 Act, Government Master Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7 of the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, Government Master Fund values its investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund is performed in an effort to ensure that amortized cost approximates market value.

23

Government Master Fund

Notes to financial statements (unaudited)

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Master Fund’s own assumptions in determining the fair value of investments.

In May 2015, the FASB issued Accounting Standards Update No. 2015-07, Fair Value Measurement (Topic 820): “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU 2015-07”). The modification removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. In the event the Master Fund holds investments for which fair value is measured using the NAV per share practical expedient, a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Statement of net assets.

A fair value hierarchy table has been included near the end of the Master Fund’s Statement of net assets.

Liquidity fee and/or redemption gates—By operating as a “government money market fund”, Government Master Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 of the 1940 Act or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risks.

24

Government Master Fund

Notes to financial statements (unaudited)

The Master Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Government Master Fund may engage in repurchase agreements as part of normal investing strategies.

Under certain circumstances, the Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to the Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, the Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of the Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2016, the Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amount owed to UBS AM
Government Master Fund	$1,506,965

In exchange for these fees, UBS AM has agreed to bear all of the Master Fund’s expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Fund, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Fund’s independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of the Master Fund’s average daily net assets. At October 31, 2016, UBS AM was obligated to reduce its management fees, otherwise receivable by UBS AM, for independent trustees’ fees as follows:

Fund
Government Master Fund	$46,881

25

Government Master Fund

Notes to financial statements (unaudited)

Effective August 22, 2016 through December 31, 2016, UBS AM has agreed to voluntarily waive 0.04% of its management fee. At October 31, 2016, UBS AM owed Government Master Fund, and for the period August 22, 2016 to October 31, 2016, UBS AM voluntarily waived, the below amounts, which are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Government Master Fund	$602,785	$1,242,860

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2016, and during the period ended October 31, 2016, UBS AM did not owe and/or waive fees under this additional fee waiver agreement. Such fee waiver is not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Fund may conduct transactions, resulting in him being an interested trustee of the Master Fund. The Master Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the period ended October 31, 2016, the Master Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate value as follows:

Government Master Fund	$129,791,264

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

For the period from June 24, 2016[1] to October 31, 2016
Contributions	$31,434,214,338
Withdrawals	(13,201,951,420)
Net increase in beneficial interest	$18,232,262,918

[1]	Commencement of operations.

Federal tax status

Government Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in the Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that the Master Fund’s assets, income and distributions will be managed in such a way that an investor in the Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded, as of October 31, 2016, that there are no significant uncertain tax positions taken or expected to be taken that would

26

Government Master Fund

Notes to financial statements (unaudited)

require recognition in the financial statements. The Master Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2016, the Fund did not incur any interest or penalties.

The tax year beginning with the Fund’s inception in June 2016, remains subject to examination by the Internal Revenue Service and state taxing authorities.

27

Government Master Fund

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Fund will file its complete schedule of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Fund upon request by calling 1-800-647 1568.

In addition, the Master Fund discloses, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP.

Proxy voting policies, procedures and record

You may obtain a description of the Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Master Fund directly at 1-800-647- 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

28

Master Trust

Board approval of investment advisory agreement for Government Master Fund (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on November 17-18, 2015, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended, considered and approved a management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Government Master Fund (the “Master Fund”), a series of the Trust, in connection with the proposed establishment of a master-feeder fund structure involving (1) the organization of the Master Fund, which will serve as the “master fund,” and (2) the organization of UBS Select Government Preferred Fund, UBS Select Government Institutional Fund, UBS Select Government Investor Fund and UBS Select Government Capital Fund and UBS RMA Government Money Market Fund, each a series of a separate SEC registrant, which will serve as “feeder funds” and invest all or substantially all of their assets in the Master Fund (each, a “Feeder Fund” and collectively, the “Feeder Funds,” and collectively with the Master Fund, the “New Government Funds”). In considering the approval of the Management Contract, the board was able to draw on its knowledge of the Trust, its portfolios and UBS AM. The board recognized its familiarity with UBS AM and the management contract for the other portfolios of the Trust, including the extensive materials the board had previously reviewed in connection with the annual reconsideration of the management contract for the other portfolios. The board also received a memorandum discussing UBS AM’s reasons for proposing the establishment of the New Government Funds.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board recognized that although the Master Fund would be a new fund, the board was familiar with the services currently provided to other UBS master-feeder money market funds and that the service providers (including UBS AM as investment advisor) for the Master Fund would be the same as those for other UBS master-feeder money market funds. The board noted that the management services to be provided to the Master Fund by UBS AM under the Management Contract, and the administrative, distribution and shareholder services to be performed by UBS AM and its affiliates for the Master Fund and the Feeder Funds, would be similar to the services provided to those other UBS master-feeder money market funds. The board further noted that, with respect to UBS RMA Government Money Market Fund, UBS AM has proposed establishing that Feeder Fund to serve as the primary investment option for customers of UBS Financial Services Inc. that hold eligible brokerage accounts that offer sweep programs. The board’s evaluation of the services to be provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided to the Master Fund under the Management Contract.

Management fees and expense ratios—The board reviewed and considered the proposed contractual investment advisory and administration fee (the “Contractual Management Fee”) to be payable by the Master Fund to UBS AM in light of the nature, extent and quality of the advisory and administrative services to be provided by UBS AM. The board noted that under the master-feeder structure, the Master Fund will pay the Contractual Management Fee to UBS AM, and, in turn, each Feeder Fund will bear the Master Fund’s expenses in proportion to its investment in the Master Fund. In making its determination regarding the Master Fund’s fees, the board assessed (i) the Master Fund’s proposed management fee and estimated overall expenses, (ii) each Feeder Fund’s portion of the Master Fund’s proposed management fee and estimated overall expenses, and (iii) each Feeder Fund’s estimated overall expenses. The board noted that the proposed fee structure for the New Government Funds, including the Contractual Management Fee payable by the Master Fund to UBS AM, with its breakpoints, was generally the same as the fee structure of certain other UBS master-feeder money market funds. Management represented that those other UBS master-feeder money market funds are similar to the New Government Funds. The board further noted the similarities and differences in the proposed fee arrangements for UBS RMA Government Money Market Fund compared to the other Feeder Funds and UBS RMA U.S. Government Portfolio, the current government money market fund sweep option for eligible customers of UBS Financial Services Inc.

29

Master Trust

Board approval of investment advisory agreement for Government Master Fund (unaudited)

The board determined that the proposed management fee was reasonable in light of the nature, extent and quality of the services proposed to be provided to the Master Fund under the Management Contract.

Fund performance—Past performance was not a factor considered by the board, as the Master Fund and the Feeder Funds would be new funds.

Advisor profitability—As the Master Fund and Feeder Funds would be new funds, the board did not consider the profitability of UBS AM or its affiliates.

Economies of scale—The board noted management’s explanation that it anticipated that as the Master Fund grew in scale there could be potential economies of scale which might be passed to shareholders of the Feeder Funds via the Contractual Management Fee breakpoints. The board also noted that although the Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of the Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of potential economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other potential benefits to be received by UBS AM and its affiliates as a result of its relationship with the Master Fund and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Fund, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Fund and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates might receive were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed approval of the Management Contract in a private session with their independent legal counsel at which no representatives of UBS AM were present.

30

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32

Trustees

Richard Q. Armstrong

Chairman

Alan S. Bernikow

Richard R. Burt

Meyer Feldberg

Bernard H. Garil

Heather R. Higgins

David Malpass

Principal Officers

Mark E. Carver

President

Mark F. Kemper

Vice President and Secretary

Thomas Disbrow

Vice President and Treasurer

Robert Sabatino

Vice President

Administrator (and Manager for Government Master Fund)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder fund)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

©UBS 2016. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1661

Item 2.  Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3.  Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.  Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 9, 2017

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	January 9, 2017